Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 83.1%
Aerospace/Defense – 1.5%
Barnes Group, Inc.	22,725	$1,151,476
Boeing (The) Co.*	17,599	3,985,821
Kaman Corp.	21,005	931,572
Lockheed Martin Corp.	7,458	2,771,915
Moog, Inc., Class A	23,270	1,812,035
Northrop Grumman Corp.	17,590	6,385,522
Raytheon Technologies Corp.	98,708	8,582,660
		25,621,001
Agriculture – 0.4%
Archer-Daniels-Midland Co.	88,644	5,293,820
Philip Morris International, Inc.	15,276	1,528,975
		6,822,795
Airlines – 0.2%
Alaska Air Group, Inc.*	46,921	2,722,826
Allegiant Travel Co.*	7,446	1,415,633
		4,138,459
Apparel – 0.7%
Carter's, Inc.	9,001	879,758
Hanesbrands, Inc.	208,255	3,802,736
Oxford Industries, Inc.	3,524	306,342
Ralph Lauren Corp.	38,852	4,410,479
VF Corp.	25,376	2,035,155
		11,434,470
Auto Manufacturers – 0.7%
General Motors Co.*	199,268	11,326,393
Auto Parts & Equipment – 0.7%
Aptiv PLC*	43,671	7,286,506
BorgWarner, Inc.	71,218	3,488,258
Holley, Inc.*	103,939	1,224,401
		11,999,165
Banks – 6.2%
Bank OZK	157,318	6,404,416
BankUnited, Inc.	72,628	2,874,616
BOK Financial Corp.	28,610	2,403,526
Citigroup, Inc.	216,769	14,657,920
Columbia Banking System, Inc.	45,544	1,591,307
Eagle Bancorp, Inc.	20,590	1,133,068
First Republic Bank	29,149	5,684,638
Goldman Sachs Group (The), Inc.	36,643	13,736,728
Great Western Bancorp, Inc.	61,681	1,899,775
Hilltop Holdings, Inc.	29,057	920,526
	Number of Shares	Value
Banks (Continued)
JPMorgan Chase & Co.	89,581	$13,596,604
Morgan Stanley	132,414	12,709,096
PNC Financial Services Group (The), Inc.	21,550	3,930,936
Renasant Corp.	48,241	1,697,118
Sandy Spring Bancorp, Inc.	44,431	1,847,885
Simmons First National Corp., Class A	66,749	1,816,908
SVB Financial Group*	9,627	5,294,465
Truist Financial Corp.	43,631	2,374,835
Trustmark Corp.	32,454	974,269
U.S. Bancorp	68,162	3,785,717
Veritex Holdings, Inc.	56,331	1,889,905
Webster Financial Corp.	39,462	1,898,122
		103,122,380
Beverages – 1.3%
Anheuser-Busch InBev S.A./N.V. ADR (Belgium)	51,967	3,272,882
Diageo PLC (United Kingdom)	98,524	4,885,437
Duckhorn Portfolio (The), Inc.*	60,660	1,332,700
Molson Coors Beverage Co., Class B*	31,898	1,559,493
Monster Beverage Corp.*	67,592	6,375,277
PepsiCo, Inc.	15,988	2,509,317
Primo Water Corp.	84,382	1,394,835
		21,329,941
Biotechnology – 0.4%
Amgen, Inc.	17,151	4,142,652
BioMarin Pharmaceutical, Inc.*	38,608	2,962,392
		7,105,044
Building Materials – 1.4%
Griffon Corp.	40,242	930,395
JELD-WEN Holding, Inc.*	109,562	2,901,202
Johnson Controls International PLC	64,652	4,617,446
Masco Corp.	48,123	2,873,424
Masonite International Corp.*	17,282	1,955,631
Owens Corning	57,490	5,528,238
Trex Co., Inc.*	28,835	2,799,879
UFP Industries, Inc.	26,906	1,998,040
		23,604,255
Chemicals – 2.6%
Ashland Global Holdings, Inc.	42,342	3,602,034
Balchem Corp.	19,952	2,691,325

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Chemicals (Continued)
DuPont de Nemours, Inc.	178,486	$13,395,374
Ecolab, Inc.	23,891	5,275,850
Ecovyst, Inc.	60,930	948,071
Innospec, Inc.	10,603	937,835
International Flavors & Fragrances, Inc.	5,218	786,040
PPG Industries, Inc.	34,006	5,560,661
Sherwin-Williams (The) Co.	13,626	3,965,575
Stepan Co.	15,458	1,823,271
Valvoline, Inc.	61,641	1,891,146
W.R. Grace & Co.	36,660	2,551,536
		43,428,718
Commercial Services – 2.3%
Avalara, Inc.*	7,021	1,173,700
Cimpress PLC (Ireland)*	9,940	1,016,365
Equifax, Inc.	16,841	4,388,765
Euronet Worldwide, Inc.*	11,480	1,639,574
Grand Canyon Education, Inc.*	11,378	1,050,986
HealthEquity, Inc.*	32,887	2,432,980
IHS Markit Ltd.	70,420	8,227,873
Mister Car Wash, Inc.*	51,413	1,071,447
Monro, Inc.	59,885	3,473,330
Moody's Corp.	5,317	1,999,192
Paylocity Holding Corp.*	6,148	1,275,464
PROG Holdings, Inc.	49,369	2,160,881
Repay Holdings Corp.*	77,606	1,933,165
Terminix Global Holdings, Inc.*	41,650	2,186,625
WEX, Inc.*	9,330	1,770,181
WW International, Inc.*	52,187	1,604,228
ZipRecruiter, Inc., Class A*	70,611	1,841,535
		39,246,291
Computers – 2.7%
Accenture PLC, Class A	26,536	8,429,956
Apple, Inc.	112,108	16,352,073
Check Point Software Technologies Ltd. (Israel)*	46,995	5,973,064
Cognizant Technology Solutions Corp., Class A	35,354	2,599,580
CyberArk Software Ltd.*	21,652	3,075,234
Globant S.A.*	5,993	1,433,286
International Business Machines Corp.	58,230	8,208,101
		46,071,294
	Number of Shares	Value
Cosmetics/Personal Care – 0.9%
Colgate-Palmolive Co.	29,774	$2,367,033
Unilever PLC ADR (United Kingdom)	208,219	11,978,839
		14,345,872
Distribution/Wholesale – 1.1%
Avient Corp.	39,801	1,931,145
Pool Corp.	6,871	3,283,101
W.W. Grainger, Inc.	16,199	7,201,751
WESCO International, Inc.*	49,302	5,248,198
		17,664,195
Diversified Financial Services – 3.2%
American Express Co.	32,984	5,624,762
BlackRock, Inc.	5,549	4,811,926
Cohen & Steers, Inc.	24,147	2,009,272
Discover Financial Services	19,002	2,362,329
Focus Financial Partners, Inc. Class A*	26,947	1,383,189
Hamilton Lane, Inc., Class A	41,916	3,898,188
Moelis & Co., Class A	31,002	1,836,868
Mr. Cooper Group, Inc.*	65,023	2,417,555
Nasdaq, Inc.	29,212	5,454,757
Perella Weinberg Partners*	58,929	718,344
Piper Sandler Cos.	15,267	1,873,108
T. Rowe Price Group, Inc.	5,842	1,192,703
Visa, Inc., Class A	80,248	19,772,305
		53,355,306
Electric – 2.2%
American Electric Power Co., Inc.	26,499	2,335,092
Avista Corp.	42,626	1,825,672
CenterPoint Energy, Inc.	361,481	9,203,306
Dominion Energy, Inc.	109,983	8,234,427
Duke Energy Corp.	65,926	6,929,482
NorthWestern Corp.	31,361	1,944,068
Southern (The) Co.	81,596	5,211,536
Xcel Energy, Inc.	22,955	1,566,679
		37,250,262
Electrical Component & Equipment – 0.7%
Emerson Electric Co.	72,137	7,277,902
Encore Wire Corp.	13,178	1,033,550
Novanta, Inc.*	18,775	2,636,198
		10,947,650
Electronics – 1.0%
Avnet, Inc.	21,911	905,363
Honeywell International, Inc.	36,476	8,527,724

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Electronics (Continued)
nVent Electric PLC	92,584	$2,926,580
Sensata Technologies Holding PLC*	75,868	4,447,382
		16,807,049
Engineering & Construction – 0.1%
Comfort Systems USA, Inc.	25,443	1,901,864
Entertainment – 0.6%
Red Rock Resorts, Inc., Class A*	172,800	6,808,320
Vail Resorts, Inc.*	10,816	3,301,043
		10,109,363
Environmental Control – 0.2%
Stericycle, Inc.*	41,136	2,902,145
Food – 1.2%
Flowers Foods, Inc.	77,261	1,820,269
Hostess Brands, Inc.*	123,286	1,983,672
J&J Snack Foods Corp.	11,550	1,898,589
JM Smucker (The) Co.	6,359	833,728
Nestle S.A. (Switzerland)(a)	41,495	5,254,499
Post Holdings, Inc.*	64,597	6,610,857
TreeHouse Foods, Inc.*	49,022	2,176,577
		20,578,191
Food Service – 0.1%
Healthcare Services Group, Inc.	66,417	1,733,484
Forest Products & Paper – 0.6%
International Paper Co.	171,543	9,908,324
Gas – 0.5%
South Jersey Industries, Inc.	136,399	3,433,163
UGI Corp.	107,088	4,924,977
		8,358,140
Hand/Machine Tools – 0.2%
Stanley Black & Decker, Inc.	18,397	3,625,129
Healthcare - Products – 3.6%
Abbott Laboratories	42,622	5,156,409
Alcon, Inc. (Switzerland)	77,414	5,635,739
Boston Scientific Corp.*	147,948	6,746,429
CONMED Corp.	13,268	1,830,188
Danaher Corp.	18,955	5,638,923
Intuitive Surgical, Inc.*	4,320	4,283,107
Medtronic PLC	62,512	8,208,451
Merit Medical Systems, Inc.*	27,403	1,920,676
Neogen Corp.*	49,978	2,177,042
	Number of Shares	Value
Healthcare - Products (Continued)
Patterson Cos., Inc.	30,025	$934,678
Thermo Fisher Scientific, Inc.	32,090	17,328,921
		59,860,563
Healthcare - Services – 1.4%
Aveanna Healthcare Holdings, Inc.*	77,423	800,554
Ensign Group (The), Inc.	33,639	2,861,669
ICON PLC (Ireland)*	12,467	3,032,847
Medpace Holdings, Inc.*	16,317	2,870,813
Pennant Group (The), Inc.*	22,990	786,718
UnitedHealth Group, Inc.	31,418	12,951,128
		23,303,729
Home Builders – 0.5%
Century Communities, Inc.	27,459	1,907,027
Installed Building Products, Inc.	14,461	1,735,320
NVR, Inc.*	908	4,742,121
		8,384,468
Household Products/Wares – 0.4%
Central Garden & Pet Co., Class A*	41,419	1,793,857
Kimberly-Clark Corp.	19,974	2,710,871
Reckitt Benckiser Group PLC (United Kingdom)	21,170	1,619,498
		6,124,226
Insurance – 4.6%
Alleghany Corp.*	3,253	2,157,064
American International Group, Inc.	197,832	9,367,345
Aon PLC, Class A	30,300	7,878,909
Argo Group International Holdings Ltd.	37,073	1,932,615
Berkshire Hathaway, Inc., Class B*	39,470	10,984,106
Brighthouse Financial, Inc.*	45,729	1,969,091
Chubb Ltd.	38,161	6,439,287
Enstar Group Ltd.*	5,898	1,515,904
Hartford Financial Services Group (The), Inc.	48,229	3,068,329
James River Group Holdings Ltd.	39,527	1,437,992
Loews Corp.	112,104	6,012,138
Marsh & McLennan Cos., Inc.	43,903	6,463,400
Progressive (The) Corp.	50,453	4,801,107
Reinsurance Group of America, Inc.	10,453	1,151,712

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Insurance (Continued)
RenaissanceRe Holdings Ltd.	10,826	$1,653,022
Travelers (The) Cos., Inc.	25,901	3,857,177
Voya Financial, Inc.	95,210	6,131,524
		76,820,722
Internet – 6.3%
1-800-Flowers.com, Inc., Class A*	52,517	1,601,769
Alibaba Group Holding Ltd. ADR (China)*	32,944	6,430,339
Amazon.com, Inc.*	10,605	35,289,092
Booking Holdings, Inc.*	2,276	4,957,720
eBay, Inc.	66,178	4,514,002
Facebook, Inc., Class A*	76,707	27,330,704
Open Lending Corp., Class A*	66,151	2,513,738
Palo Alto Networks, Inc.*	23,459	9,361,314
Q2 Holdings, Inc.*	12,685	1,310,487
Sea Ltd. ADR (Taiwan)*	17,850	4,929,456
Uber Technologies, Inc.*	157,879	6,861,421
		105,100,042
Leisure Time – 0.4%
Callaway Golf Co.*	35,424	1,122,232
Camping World Holdings, Inc., Class A	23,641	930,510
Polaris, Inc.	11,014	1,443,605
YETI Holdings, Inc.*	28,647	2,759,566
		6,255,913
Lodging – 0.1%
Marriott International, Inc., Class A*	7,519	1,097,624
Machinery - Diversified – 1.1%
Alamo Group, Inc.	6,641	974,699
Altra Industrial Motion Corp.	81,360	5,099,645
Colfax Corp.*	162,152	7,439,534
Columbus McKinnon Corp.	20,479	950,226
Kadant, Inc.	13,587	2,447,426
Otis Worldwide Corp.	12,734	1,140,330
		18,051,860
Media – 1.4%
Comcast Corp., Class A	238,790	14,048,016
Liberty Media Corp.-Liberty Formula One, Class C*	43,762	2,053,751
Walt Disney (The) Co.*	40,580	7,142,891
		23,244,658
Metal Fabricate/Hardware – 0.5%
AZZ, Inc.	19,739	1,045,969
	Number of Shares	Value
Metal Fabricate/Hardware (Continued)
Helios Technologies, Inc.	28,619	$2,313,846
Janus International Group, Inc.*	101,964	1,427,496
RBC Bearings, Inc.*	8,977	2,109,595
TriMas Corp.*	46,176	1,510,879
		8,407,785
Mining – 0.1%
Livent Corp.*	48,692	949,981
Miscellaneous Manufacturing – 1.9%
Eaton Corp. PLC	60,836	9,615,130
Fabrinet (Thailand)*	30,635	2,895,620
Federal Signal Corp.	49,665	1,967,231
General Electric Co.	35,705	3,699,051
Illinois Tool Works, Inc.	23,597	5,348,732
Parker-Hannifin Corp.	15,039	4,692,619
Trane Technologies PLC	20,832	4,241,603
		32,459,986
Oil & Gas – 1.4%
Brigham Minerals, Inc., Class A	48,571	953,934
Chevron Corp.	58,686	5,974,822
Cimarex Energy Co.	48,034	3,131,817
ConocoPhillips	43,593	2,443,823
EOG Resources, Inc.	22,894	1,668,057
Hess Corp.	51,941	3,970,370
PDC Energy, Inc.	49,253	1,947,956
Pioneer Natural Resources Co.	28,259	4,108,011
		24,198,790
Pharmaceuticals – 3.7%
AbbVie, Inc.	62,110	7,223,393
Cigna Corp.	28,915	6,635,703
Johnson & Johnson	67,387	11,604,041
McKesson Corp.	14,637	2,983,460
Merck & Co., Inc.	214,886	16,518,287
Organon & Co.*	5,169	149,953
Pfizer, Inc.	117,806	5,043,275
Roche Holding A.G. (Genusschein) (Switzerland)	3,729	1,440,558
Zoetis, Inc.	53,140	10,771,478
		62,370,148
Pipelines – 4.0%
Antero Midstream Corp.	220,474	2,094,503
Cheniere Energy, Inc.*	130,683	11,098,907
Enbridge, Inc. (Canada)	363,781	14,340,133
Equitrans Midstream Corp.	269,123	2,212,191
Kinder Morgan, Inc.	614,849	10,686,076

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Pipelines (Continued)
ONEOK, Inc.	84,168	$4,374,211
Pembina Pipeline Corp. (Canada)	105,690	3,493,632
TC Energy Corp. (Canada)	246,369	12,010,390
Williams (The) Cos., Inc.	297,924	7,462,996
		67,773,039
Real Estate – 0.1%
Jones Lang LaSalle, Inc.*	5,765	1,283,116
Radius Global Infrastructure, Inc. Class A*	67,550	1,035,542
		2,318,658
Real Estate Investment Trusts – 1.9%
Community Healthcare Trust, Inc.	20,382	1,015,635
CubeSmart	124,981	6,206,557
Douglas Emmett, Inc.	61,677	2,060,012
Equinix, Inc.	7,929	6,505,031
Monmouth Real Estate Investment Corp.	81,823	1,557,910
National Storage Affiliates Trust	78,134	4,232,519
Plymouth Industrial REIT, Inc.	55,151	1,272,885
PotlatchDeltic Corp.	20,218	1,050,123
Public Storage	4,209	1,315,228
Rayonier, Inc.	29,248	1,102,942
Summit Hotel Properties, Inc.*	97,422	877,772
UDR, Inc.	19,077	1,049,044
Urban Edge Properties	50,208	953,952
Weyerhaeuser Co.	67,155	2,265,138
		31,464,748
Retail – 3.4%
Academy Sports & Outdoors, Inc.*	23,819	882,494
Advance Auto Parts, Inc.	39,394	8,353,892
Bloomin' Brands, Inc.*	33,747	848,062
Chuy's Holdings, Inc.*	25,044	826,452
Five Below, Inc.*	9,310	1,810,050
Floor & Decor Holdings, Inc., Class A*	18,793	2,292,934
Home Depot (The), Inc.	30,522	10,017,015
Jack in the Box, Inc.	17,064	1,857,587
Lowe's Cos., Inc.	23,726	4,571,763
National Vision Holdings, Inc.*	19,943	1,076,523
Ollie's Bargain Outlet Holdings, Inc.*	25,916	2,412,780
Papa John's International, Inc.	9,307	1,062,115
	Number of Shares	Value
Retail (Continued)
Sonic Automotive, Inc. Class A	38,010	$2,073,446
Tractor Suppy Co.	28,270	5,114,891
Ulta Beauty, Inc.*	20,368	6,839,574
Walmart, Inc.	50,771	7,237,406
		57,276,984
Savings & Loans – 0.3%
Provident Financial Services, Inc.	40,148	867,197
Sterling Bancorp	206,365	4,480,184
		5,347,381
Semiconductors – 3.9%
Amkor Technology, Inc.	76,946	1,895,949
Analog Devices, Inc.	14,411	2,412,690
ASML Holding N.V. (Netherlands)(a)	8,220	6,302,603
Intel Corp.	46,816	2,514,955
Micron Technology, Inc.*	89,100	6,912,378
Monolithic Power Systems, Inc.	5,038	2,263,372
NVIDIA Corp.	73,268	14,286,527
NXP Semiconductors N.V. (China)	51,213	10,569,851
QUALCOMM, Inc.	69,467	10,406,157
Texas Instruments, Inc.	43,043	8,204,857
		65,769,339
Software – 5.9%
Adobe, Inc.*	24,406	15,171,502
Akamai Technologies, Inc.*	49,358	5,919,011
Atlassian Corp. PLC, Class A*	24,880	8,088,986
Fidelity National Information Services, Inc.	68,476	10,206,348
Fiserv, Inc.*	24,719	2,845,404
Five9, Inc.*	1,205	242,554
Guidewire Software, Inc.*	10,720	1,234,944
Medallia, Inc.*	28,104	951,882
Microsoft Corp.	77,447	22,065,425
Nutanix, Inc., Class A*	66,189	2,384,128
salesforce.com, Inc.*	54,478	13,179,863
Splunk, Inc.*	42,157	5,985,451
UiPath, Inc. Class A*	40,380	2,526,173
VMware, Inc., Class A*	22,818	3,508,039
Workday, Inc., Class A*	20,260	4,748,944
		99,058,654
Telecommunications – 1.3%
ADTRAN, Inc.	16,939	379,603
Cisco Systems, Inc.	158,497	8,775,979

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Telecommunications (Continued)
Verizon Communications, Inc.	11,244	$627,190
Viavi Solutions, Inc.*	117,491	1,960,925
Vodafone Group PLC ADR (United Kingdom)	655,584	10,705,687
		22,449,384
Transportation – 1.2%
Canadian National Railway Co. (Canada)	16,416	1,783,270
Kirby Corp.*	67,068	3,883,908
Union Pacific Corp.	20,517	4,488,299
United Parcel Service, Inc., Class B	50,135	9,593,833
		19,749,310
Total Common Stocks (Cost $1,043,299,445)		1,392,575,172

Master Limited Partnerships – 2.4%
Pipelines – 2.4%
Energy Transfer L.P.	907,679	8,949,715
Enterprise Products Partners L.P.	591,898	13,359,138
Magellan Midstream Partners L.P.	93,520	4,358,032
MPLX L.P.	159,253	4,519,600
Phillips 66 Partners L.P.	58,521	2,137,772
Plains All American Pipeline L.P.	552,464	5,530,165
Shell Midstream Partners L.P.	157,776	2,185,197
		41,039,619
Total Master Limited Partnerships (Cost $45,780,165)		41,039,619
	Number of Shares	Value

Investment Companies – 12.6%
Energy Select Sector SPDR Fund	449,928	$22,221,944
Vanguard Consumer Staples ETF	409,042	75,877,291
Vanguard Financials ETF	453,373	40,889,711
Vanguard Health Care ETF	280,664	71,967,863
Total Investment Companies (Cost $163,431,108)		210,956,809

Short-Term Investments – 1.9%
Money Market Fund – 1.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(b)	32,617,289	32,617,289
Total Short-Term Investments (Cost $32,617,289)		32,617,289
Total Investments – 100.0% (Cost $1,285,128,007)		1,677,188,889
Liabilities less Other Assets – (0.0)%(c)		(792,761)
NET ASSETS – 100.0%		$1,676,396,128

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	7-day current yield as of July 31, 2021 is disclosed.
(c)	Amount rounds to less than 0.05%.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Common Stocks	1,379,375,180	$13,199,992	$—	1,392,575,172
Master Limited Partnerships	41,039,619	—	—	41,039,619
Investment Companies	210,956,809	—	—	210,956,809
Short-Term Investments	32,617,289	—	—	32,617,289
Total Investments	$1,663,988,897	$13,199,992	$—	$1,677,188,889
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 80.4%
Advertising – 0.8%
Publicis Groupe S.A. (France)	70,600	$4,457,025
WPP PLC (United Kingdom)	352,758	4,562,231
		9,019,256
Aerospace/Defense – 0.3%
BAE Systems PLC (United Kingdom)	211,500	1,695,710
Rolls-Royce Holdings PLC (United Kingdom)*	1,265,236	1,747,443
		3,443,153
Agriculture – 0.4%
British American Tobacco PLC (United Kingdom)	71,064	2,643,039
KT&G Corp. (South Korea)	19,844	1,420,629
		4,063,668
Airlines – 0.4%
Ryanair Holdings PLC ADR (Ireland)*	38,091	4,153,443
Auto Manufacturers – 2.8%
Bayerische Motoren Werke A.G. (Germany)	109,020	10,840,009
Daimler A.G. (Germany)(a)	126,590	11,296,833
Maruti Suzuki India Ltd. (India)	3,252	305,548
Toyota Motor Corp. (Japan)	49,000	4,398,998
Volvo AB, Class B (Sweden)	134,100	3,162,316
		30,003,704
Auto Parts & Equipment – 1.5%
Continental A.G. (Germany)*	68,975	9,369,921
Hyundai Mobis Co. Ltd. (South Korea)	6,909	1,605,203
Valeo S.A. (France)	143,994	4,163,707
Weichai Power Co. Ltd., Class H (China)	417,000	913,974
		16,052,805
Banks – 11.8%
Al Rajhi Bank (Saudi Arabia)	17,711	523,984
Axis Bank Ltd. (India)*	596,124	5,692,189
Banco Bilbao Vizcaya Argentaria S.A. (Spain)*	570,863	3,654,371
Banco del Bajio S.A. (Mexico)(b)	191,599	342,075
Banco do Brasil S.A. (Brazil)	399,200	2,419,766
	Number of Shares	Value
Banks (Continued)
Banco Santander Chile ADR (Chile)	34,145	$667,193
Bank Central Asia Tbk PT (Indonesia)	181,600	374,887
Bank Mandiri Persero Tbk PT (Indonesia)	8,626,100	3,398,910
Barclays PLC (United Kingdom)	647,681	1,566,792
BNP Paribas S.A. (France)	179,605	10,952,169
China Construction Bank Corp., Class H (China)	5,154,000	3,589,987
China Merchants Bank Co. Ltd., Class H (China)	358,613	2,728,170
Commercial International Bank Egypt S.A.E. GDR (Egypt)(a)*	357,187	1,296,589
Credicorp Ltd. (Peru)*	5,796	585,164
Credit Suisse Group A.G. (Switzerland)(a)	985,800	9,896,743
DBS Group Holdings Ltd. (Singapore)	264,752	5,924,184
First Abu Dhabi Bank PJSC (United Arab Emirates)	168,367	759,981
FirstRand Ltd. (South Africa)	174,272	646,595
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	543,569	3,516,524
Grupo Financiero Inbursa S.A.B. de C.V., Class O (Mexico)*	226,193	217,827
HDFC Bank Ltd. (India)	65,327	1,257,166
HDFC Bank Ltd. ADR (India)	44,131	3,114,325
HSBC Holdings PLC (United Kingdom)	785,646	4,336,916
ICICI Bank Ltd. ADR (India)	219,585	4,082,085
Intesa Sanpaolo S.p.A. (Italy)	4,526,000	12,503,293
KakaoBank Corp. (South Korea)*	624	21,157
Kasikornbank PCL (Thailand)(a)	282,900	884,668
Komercni banka A.S. (Czech Republic)*	11,111	412,448
Kotak Mahindra Bank Ltd. (India)*	27,105	604,308
Lloyds Banking Group PLC (United Kingdom)	21,435,728	13,553,105
Natwest Group PLC (United Kingdom)	1,987,279	5,577,731
Nedbank Group Ltd. (South Africa)*	165,905	1,918,139
OTP Bank Nyrt. (Hungary)*	70,792	3,817,525

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banks (Continued)
Regional S.A.B. de C.V. (Mexico)	58,418	$362,401
Saudi National Bank (The) (Saudi Arabia)	40,100	588,071
Sberbank of Russia PJSC (Russia)	745,080	3,120,044
Sberbank of Russia PJSC ADR (Russia)	133,529	2,222,123
Shinhan Financial Group Co. Ltd. (South Korea)	56,527	1,915,880
Skandinaviska Enskilda Banken AB Class A (Sweden)	221,716	2,998,696
Standard Bank Group Ltd. (South Africa)	111,086	936,243
Standard Chartered PLC (United Kingdom)	440,946	2,643,385
		125,623,809
Beverages – 2.0%
Ambev S.A. ADR (Brazil)	910,260	2,885,524
Anheuser-Busch InBev S.A./N.V. (Belgium)	65,977	4,163,951
Arca Continental S.A.B. de C.V. (Mexico)	37,740	230,331
Becle S.A.B. de C.V. (Mexico)*	169,097	421,166
Budweiser Brewing Co. APAC Ltd. (China)(b)	209,700	585,234
China Resources Beer Holdings Co. Ltd. (China)	14,000	104,975
Coca-Cola Femsa S.A.B. de C.V. (Mexico)	85,286	481,993
Diageo PLC (United Kingdom)	118,070	5,854,650
Fomento Economico Mexicano S.A.B. de C.V. (Mexico)	332,996	2,902,513
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	33,852	2,957,649
Heineken N.V. (Netherlands)	1,509	175,726
Kweichow Moutai Co. Ltd., Class A (China)	3,800	988,437
		21,752,149
Building Materials – 0.7%
Anhui Conch Cement Co. Ltd., Class H (China)	439,500	2,102,087
Cemex S.A.B. de C.V., Series CPO (Mexico)*	683,582	556,309
	Number of Shares	Value
Building Materials (Continued)
Holcim Ltd. (Switzerland)*	72,205	$4,232,743
Hongfa Technology Co. Ltd., Class A (China)	49,100	499,862
		7,391,001
Chemicals – 1.3%
Air Liquide S.A. (France)	14,060	2,445,155
Linde PLC (United Kingdom)	9,118	2,795,984
Novozymes A/S, Class B (Denmark)	34,536	2,713,314
Orbia Advance Corp. S.A.B. de C.V. (Mexico)	168,044	457,966
Symrise A.G. (Germany)	27,074	3,992,034
UPL Ltd. (India)	176,702	1,925,089
		14,329,542
Coal – 0.3%
China Shenhua Energy Co. Ltd., Class H (China)	948,000	1,793,826
Coal India Ltd. (India)	448,702	865,249
		2,659,075
Commercial Services – 2.5%
Adyen N.V. (Netherlands)(b)*	3,018	8,178,936
Amadeus IT Group S.A. (Spain)*	60,800	3,987,314
Bidvest Group (The) Ltd. (South Africa)	101,579	1,385,757
Brambles Ltd. (Australia)	280,400	2,400,693
CCR S.A. (Brazil)	736,660	1,831,661
Experian PLC (United Kingdom)	31,061	1,367,486
New Oriental Education & Technology Group, Inc. ADR (China)*	67,510	146,497
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	28,439	214,783
RELX PLC (United Kingdom)	73,764	2,168,240
Rentokil Initial PLC (United Kingdom)	115,109	906,769
SGS S.A. (Switzerland)(a)	733	2,372,484
StoneCo Ltd., Class A (Brazil)*	9,457	556,450
Worldline S.A. (France)(b)*	11,000	1,029,601
Worldline S.A. (Frankfurt Exchange) (France)*	500	46,381
		26,593,052
Computers – 1.2%
Capgemini SE (France)	17,300	3,739,446
Check Point Software Technologies Ltd. (Israel)*	26,052	3,311,209

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Computers (Continued)
Globant S.A.*	1,700	$406,572
Infosys Ltd. (India)	100,574	2,191,901
Quanta Computer, Inc. (Taiwan)	372,000	1,030,494
Tata Consultancy Services Ltd. (India)	25,889	1,103,744
Wiwynn Corp. (Taiwan)	35,000	1,176,726
		12,960,092
Cosmetics/Personal Care – 2.4%
LG Household & Health Care Ltd. (South Korea)	1,930	2,448,050
L'Oreal S.A. (France)	19,453	8,899,627
Unicharm Corp. (Japan)	114,500	4,595,725
Unilever PLC (United Kingdom)	36,684	2,114,462
Unilever PLC (London Exchange) (United Kingdom)	138,687	7,981,651
		26,039,515
Distribution/Wholesale – 0.3%
Bunzl PLC (United Kingdom)	50,566	1,873,330
Ferguson PLC (United Kingdom)	5,786	811,134
		2,684,464
Diversified Financial Services – 1.5%
AMP Ltd. (Australia)	1,598,700	1,224,728
B3 S.A. - Brasil Bolsa Balcao (Brazil)	263,700	775,670
Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	105,361	216,160
Capitec Bank Holdings Ltd. (South Africa)	3,715	412,482
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	6,200	396,240
Housing Development Finance Corp. Ltd. (India)	58,322	1,919,939
KB Financial Group, Inc. (South Korea)	46,039	2,044,864
London Stock Exchange Group PLC (United Kingdom)	14,495	1,511,412
Network International Holdings PLC (United Arab Emirates)(b)*	68,797	325,769
Pagseguro Digital Ltd., Class A (Brazil)*	11,233	622,758
Sanlam Ltd. (South Africa)	217,368	858,716
Schroders PLC (United Kingdom)	78,000	3,961,163
	Number of Shares	Value
Diversified Financial Services (Continued)
St James's Place PLC (United Kingdom)	58,930	$1,298,345
XP, Inc., Class A (Brazil)*	9,788	401,895
		15,970,141
Electric – 0.3%
Engie Brasil Energia S.A. (Brazil)	115,800	843,334
National Grid PLC (United Kingdom)	92,375	1,181,117
Power Grid Corp. of India Ltd. (India)	271,740	626,145
SSE PLC (United Kingdom)	36,534	732,488
		3,383,084
Electrical Component & Equipment – 0.6%
Schneider Electric S.E. (France)	40,129	6,721,147
Electronics – 0.3%
AAC Technologies Holdings, Inc. (China)	135,653	814,204
Hon Hai Precision Industry Co. Ltd. (Taiwan)	503,000	1,987,716
		2,801,920
Engineering & Construction – 0.3%
Airports of Thailand PCL (Thailand)(a)	147,800	254,072
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	84,417	514,316
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)*	60,608	693,302
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)*	3,896	706,033
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)*	35,731	646,510
		2,814,233
Entertainment – 0.2%
Entain PLC (United Kingdom)*	31,447	792,977
OPAP S.A. (Greece)	56,857	821,290
Songcheng Performance Development Co. Ltd., Class A (China)	304,500	597,680
		2,211,947
Food – 1.7%
Associated British Foods PLC (United Kingdom)	24,681	686,301

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Food (Continued)
BIM Birlesik Magazalar A.S. (Turkey)	28,958	$217,889
China Mengniu Dairy Co. Ltd. (China)*	353,000	1,916,583
Danone S.A. (France)	51,400	3,780,653
Gruma S.A.B. de C.V., Class B (Mexico)	40,461	436,232
Grupo Bimbo S.A.B. de C.V., Class A (Mexico)	301,047	691,435
Magnit PJSC GDR (Russia)(a)	8,741	127,750
Nestle S.A. ADR (Switzerland)	39,450	4,996,757
Shoprite Holdings Ltd. (South Africa)	60,711	664,656
Tesco PLC (United Kingdom)	498,446	1,613,670
Tingyi Cayman Islands Holding Corp. (China)	450,000	811,314
Universal Robina Corp. (Philippines)	154,520	391,671
X5 Retail Group N.V. GDR (Russia)(a)	45,011	1,457,183
		17,792,094
Food Service – 0.4%
Compass Group PLC (United Kingdom)*	181,282	3,830,468
Forest Products & Paper – 0.3%
Mondi PLC (United Kingdom)	35,032	971,218
UPM-Kymmene OYJ (Finland)	52,000	2,125,003
		3,096,221
Gas – 0.3%
ENN Energy Holdings Ltd. (China)	172,600	3,601,869
Healthcare - Products – 1.5%
Alcon, Inc. (Switzerland)	48,480	3,529,344
EssilorLuxottica S.A. (France)	7,867	1,485,156
Hengan International Group Co. Ltd. (China)	285,000	1,690,524
Smith & Nephew PLC (United Kingdom)	37,018	755,418
Sonova Holding A.G. (Switzerland)(a)	11,243	4,414,395
Sysmex Corp. (Japan)	34,400	4,093,278
		15,968,115
	Number of Shares	Value
Healthcare - Services – 1.6%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	92,100	$7,259,439
Fresenius S.E. & Co. KGaA (Germany)	44,300	2,328,408
Life Healthcare Group Holdings Ltd. (South Africa)*	742,090	1,193,321
Lonza Group A.G. (Switzerland)(a)	7,682	5,981,405
Rede D'Or Sao Luiz S.A. (Brazil)(b)*	25,324	336,762
		17,099,335
Holding Companies - Diversified – 0.2%
Siam Cement (The) PCL (Thailand)(a)	136,300	1,719,524
Home Builders – 0.1%
Berkeley Group Holdings (The) PLC, Class B (United Kingdom)	12,333	830,355
Home Furnishings – 0.4%
Coway Co. Ltd. (South Korea)	24,490	1,824,060
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	301,600	2,216,774
Midea Group Co. Ltd., Class A (China)	38,400	378,286
		4,419,120
Household Products/Wares – 0.6%
Henkel A.G. & Co. KGaA (Germany)	25,100	2,282,217
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	732,652	1,188,069
Reckitt Benckiser Group PLC (United Kingdom)	33,378	2,553,406
		6,023,692
Insurance – 3.9%
AIA Group Ltd. (Hong Kong)	828,800	9,917,225
Allianz S.E. (Germany)(a)	66,216	16,458,880
Aviva PLC (United Kingdom)	135,857	729,639
BB Seguridade Participacoes S.A. (Brazil)	316,900	1,299,666
Direct Line Insurance Group PLC (United Kingdom)	191,515	791,671
Legal & General Group PLC (United Kingdom)	203,978	738,904

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Insurance (Continued)
Ping An Insurance Group Co. of China Ltd., Class H (China)	667,500	$5,841,189
Prudential PLC (United Kingdom)	309,144	5,805,363
		41,582,537
Internet – 4.5%
Alibaba Group Holding Ltd. (China)*	156,856	3,830,856
Alibaba Group Holding Ltd. ADR (China)	43,468	8,484,519
Coupang, Inc. (South Korea)*	9,483	344,423
D-MARKET Elektronik Hizmetler ve Ticaret A.S. ADR (Turkey)*	24,261	319,517
Mail.Ru Group Ltd. GDR (Russia)(a)*	17,555	363,229
Meituan, Class B (China)(b)*	40,900	1,131,761
MercadoLibre, Inc. (Argentina)*	696	1,091,815
Naspers Ltd., Class N (South Africa)	39,470	7,616,933
NAVER Corp. (South Korea)	14,151	5,333,536
Ozon Holdings PLC ADR (Russia)*	7,144	372,988
Pinduoduo, Inc. ADR (China)*	6,100	558,821
Prosus N.V. (China)*	13,694	1,221,758
Sea Ltd. ADR (Taiwan)*	492	135,871
Tencent Holdings Ltd. (China)	204,100	12,308,893
Tencent Music Entertainment Group ADR (China)*	11,946	126,269
Trip.com Group Ltd. ADR (China)*	18,137	470,292
Vipshop Holdings Ltd. ADR (China)	76,600	1,273,858
Yandex N.V., Class A (Russia)*	38,821	2,637,111
		47,622,450
Investment Management Companies – 0.6%
EXOR N.V. (Netherlands)	71,500	5,874,139
Iron/Steel – 0.5%
thyssenkrupp A.G. (Germany)*	510,600	5,087,035
	Number of Shares	Value
Leisure Time – 0.1%
Bajaj Auto Ltd. (India)	14,595	$752,214
Hero MotoCorp Ltd. (India)	17,695	658,112
		1,410,326
Lodging – 0.7%
Accor S.A. (France)*	180,535	6,389,156
InterContinental Hotels Group PLC (United Kingdom)*	11,212	740,481
		7,129,637
Machinery - Construction & Mining – 0.8%
Epiroc AB, Class A (Sweden)	167,553	3,903,085
Komatsu Ltd. (Japan)	201,700	5,054,409
		8,957,494
Machinery - Diversified – 2.9%
Atlas Copco AB, Class A (Sweden)	143,345	9,708,047
CNH Industrial N.V. (United Kingdom)	525,873	8,780,806
FANUC Corp. (Japan)	10,000	2,239,677
Keyence Corp. (Japan)	10,200	5,681,431
Kubota Corp. (Japan)	191,600	4,006,638
		30,416,599
Media – 1.2%
Grupo Televisa S.A.B. ADR (Mexico)	359,700	4,873,935
Grupo Televisa S.A.B., Series CPO (Mexico)	253,694	687,308
Informa PLC (United Kingdom)*	182,361	1,253,060
Liberty Global PLC, Class A (United Kingdom)*	207,600	5,574,060
Liberty Global PLC, Class C (United Kingdom)*	27,773	745,983
		13,134,346
Metal Fabricate/Hardware – 0.3%
SKF AB, Class B (Sweden)	134,700	3,583,916
Mining – 3.7%
Alrosa PJSC (Russia)	853,391	1,511,993
Anglo American PLC (South Africa)	75,505	3,345,927
BHP Group Ltd. ADR (Australia)	100,012	7,856,943
BHP Group PLC (Australia)	107,766	3,489,069
Glencore PLC (Australia)*	2,451,959	11,012,115
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	523,118	2,396,127

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Mining (Continued)
Industrias Penoles S.A.B. de C.V. (Mexico)*	31,843	$446,398
Rio Tinto PLC (Australia)	109,649	9,313,625
		39,372,197
Miscellaneous Manufacturing – 1.1%
Alfa Laval AB (Sweden)	109,226	4,561,378
Largan Precision Co. Ltd. (Taiwan)	11,000	1,157,545
Orica Ltd. (Australia)	396,958	3,620,555
Smiths Group PLC (United Kingdom)	102,465	2,213,897
		11,553,375
Oil & Gas – 5.0%
Bharat Petroleum Corp. Ltd. (India)	139,806	839,009
BP PLC (United Kingdom)	1,504,039	6,037,248
Canadian Natural Resources Ltd. (Canada)	18,534	611,610
Cenovus Energy, Inc. (Canada)	399,500	3,333,436
China Petroleum & Chemical Corp., Class H (China)	2,559,092	1,170,198
Ecopetrol S.A. ADR (Colombia)	36,839	497,695
Eni S.p.A. (Italy)	85,258	1,008,229
Equinor ASA (Norway)	61,646	1,200,814
Galp Energia SGPS S.A. (Portugal)	162,179	1,581,525
Gazprom PJSC ADR (Russia)	199,258	1,550,726
Gazprom PJSC ADR (OTC Exchange) (Russia)	237,650	1,853,670
Imperial Oil Ltd. (Canada)	17,855	489,166
LUKOIL PJSC ADR (Russia)	51,213	4,388,227
LUKOIL PJSC ADR (OTC Exchange) (Russia)	50,533	4,340,279
Neste OYJ (Finland)	13,124	806,743
Oil & Natural Gas Corp. Ltd. (India)	609,555	944,201
OMV A.G. (Austria)	8,996	485,728
Petrobras Distribuidora S.A. (Brazil)	210,000	1,144,300
Petroleo Brasileiro S.A. ADR (Brazil)	219,144	2,338,267
Repsol S.A. (Spain)	44,730	489,924
Rosneft Oil Co. PJSC GDR (Russia)(a)	211,719	1,557,709
Royal Dutch Shell PLC, Class B (Netherlands)	629,911	12,446,520
Suncor Energy, Inc. (Canada)	23,189	456,494
	Number of Shares	Value
Oil & Gas (Continued)
TotalEnergies S.E. (France)	80,746	$3,521,070
Woodside Petroleum Ltd. (Australia)	29,079	467,124
		53,559,912
Pharmaceuticals – 4.6%
AstraZeneca PLC (United Kingdom)	40,951	4,705,675
Bayer A.G. (Germany)(a)	192,960	11,496,374
Chugai Pharmaceutical Co. Ltd. (Japan)	99,000	3,648,203
CSPC Pharmaceutical Group Ltd. (China)	2,504,000	3,379,996
Genomma Lab Internacional S.A.B. de C.V., Class B (Mexico)*	317,510	307,521
GlaxoSmithKline PLC (United Kingdom)	179,795	3,549,841
Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	37,240	314,252
Novartis A.G. (Switzerland)(a)	59,900	5,539,457
Roche Holding A.G. (Genusschein) (Switzerland)	28,191	10,890,527
Shionogi & Co. Ltd. (Japan)	57,600	3,033,487
Sino Biopharmaceutical Ltd. (Hong Kong)	548,500	465,949
Sinopharm Group Co. Ltd., Class H (China)	747,123	1,959,119
		49,290,401
Real Estate – 0.3%
A-Living Smart City Services Co. Ltd. (China)(b)	269,500	1,027,919
China Overseas Land & Investment Ltd. (China)	380,000	796,459
China Vanke Co. Ltd., Class H (China)	388,300	1,011,543
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	113,298	222,484
Greentown Service Group Co. Ltd. (China)	196,000	213,122
		3,271,527
Real Estate Investment Trusts – 0.1%
Fibra Uno Administracion S.A. de C.V. (Mexico)	416,027	452,679

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	143,457	$227,081
Prologis Property Mexico S.A. de C.V. (Mexico)	101,147	222,403
		902,163
Retail – 2.7%
Alimentation Couche-Tard, Inc., Class B (Canada)	69,273	2,792,353
Alsea S.A.B. de C.V. (Mexico)*	181,004	365,168
Astra International Tbk PT (Indonesia)	3,472,200	1,133,721
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	11,780	1,507,477
Clicks Group Ltd. (South Africa)	28,163	509,543
CP ALL PCL (Thailand)(a)	643,200	1,158,127
Hennes & Mauritz AB, Class B (Sweden)*	217,000	4,536,760
Kingfisher PLC (United Kingdom)	164,069	842,729
La Comer S.A.B. de C.V. (Mexico)	109,078	218,635
Lojas Renner S.A. (Brazil)	41,293	327,839
Nitori Holdings Co. Ltd. (Japan)	16,300	3,098,242
President Chain Store Corp. (Taiwan)	73,000	733,239
Raia Drogasil S.A. (Brazil)*	194,040	942,211
Restaurant Brands International, Inc. (Canada)	30,200	2,059,338
SM Investments Corp. (Philippines)	45,520	829,907
Swatch Group (The) A.G. (Bearer) (Switzerland)	5,835	1,946,457
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	970,951	3,198,742
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	56,612	427,824
Yum China Holdings, Inc. (China)	20,300	1,262,457
Zhongsheng Group Holdings Ltd. (China)	91,000	838,678
		28,729,447
Semiconductors – 4.7%
ASE Technology Holding Co. Ltd. (Taiwan)	554,000	2,437,790
ASM Pacific Technology Ltd. (Hong Kong)	84,000	1,083,071
	Number of Shares	Value
Semiconductors (Continued)
ASML Holding N.V. (Netherlands)	640	$489,206
Globalwafers Co. Ltd. (Taiwan)	37,000	1,124,177
Infineon Technologies A.G. (Germany)	189,840	7,254,579
MediaTek, Inc. (Taiwan)	17,000	555,863
Novatek Microelectronics Corp. (Taiwan)	128,000	2,354,602
Samsung Electronics Co. Ltd. (South Korea)	129,841	8,872,865
Samsung Electronics Co. Ltd. GDR (South Korea)(a)	2,634	4,513,856
SK Hynix, Inc. (South Korea)	40,488	3,963,628
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	358,945	7,501,771
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	78,301	9,133,029
Vanguard International Semiconductor Corp. (Taiwan)	128,000	530,335
		49,814,772
Software – 1.6%
Dassault Systemes S.E. (France)	71,120	3,923,141
Open Text Corp. (Canada)	75,800	3,937,031
SAP S.E. (Germany)	36,400	5,223,816
SAP S.E. ADR (Germany)	26,678	3,834,162
		16,918,150
Telecommunications – 1.7%
America Movil S.A.B. de C.V., Series L (Mexico)	5,454,510	4,562,265
America Movil S.A.B. de C.V., Series L ADR (Mexico)	167,841	2,794,553
BT Group PLC (United Kingdom)*	286,507	690,120
Indus Towers Ltd. (India)	320,695	959,001
Megacable Holdings S.A.B. de C.V., Series CPO (Mexico)	125,659	442,509
Mobile TeleSystems PJSC ADR (Russia)	218,592	1,877,705
Telkom Indonesia Persero Tbk PT (Indonesia)	11,901,800	2,667,895
Telkom Indonesia Persero Tbk PT ADR (Indonesia)	90,395	2,020,328

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Telecommunications (Continued)
Vodacom Group Ltd. (South Africa)	90,250	$804,727
Vodafone Group PLC (United Kingdom)	881,356	1,417,178
		18,236,281
Transportation – 0.3%
Canadian National Railway Co. (Canada)	22,247	2,416,692
InPost S.A. (Poland)*	13,441	263,551
		2,680,243
Water – 0.1%
Severn Trent PLC (United Kingdom)	22,689	881,957
Total Common Stocks (Cost $689,966,623)		855,060,897

		Par(c)
Convertible Bonds – 0.1%
Banks – 0.1%
Credit Suisse Group Guernsey VII Ltd.,3.00%, 11/12/21(b)	CHF	$763,000	894,616
Total Convertible Bonds (Cost $840,949)			894,616

	Number of Shares
Preferred Stocks – 1.2%
Banks – 0.6%
Itau Unibanco Holding S.A., 0.59% (Brazil)(d)	409,956	2,379,652
Itau Unibanco Holding S.A. ADR, 0.58% (Brazil)(d)	633,736	3,656,657
		6,036,309
Chemicals – 0.1%
FUCHS PETROLUB S.E., 2.28% (Germany)(d)	19,225	957,954
	Number of Shares	Value
Household Products/Wares – 0.0%(e)
Henkel A.G. & Co. KGaA, 2.13% (Germany)(d)	2,500	$253,462
Semiconductors – 0.5%
Samsung Electronics Co. Ltd., 1.93% (South Korea)(d)	17,159	1,077,172
Samsung Electronics Co. Ltd. GDR, 1.96% (South Korea)(a)(d)	3,025	4,752,109
		5,829,281
Total Preferred Stocks (Cost $9,417,052)		13,077,006

Investment Companies – 15.7%
iShares MSCI South Korea ETF	23,610	2,095,387
JPMorgan BetaBuilders Japan ETF	2,456,770	138,045,906
Xtrackers MSCI Europe Hedged Equity ETF	779,787	26,949,439
Total Investment Companies (Cost $139,030,120)		167,090,732

Short-Term Investments – 2.1%
Money Market Fund – 2.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(f)	22,341,494	22,341,494
Total Short-Term Investments (Cost $22,341,494)		22,341,494
Total Investments – 99.5% (Cost $861,596,238)		1,058,464,745
Other Assets less Liabilities – 0.5%(g)		5,470,376
NET ASSETS – 100.0%		$1,063,935,121

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Par value is in USD unless otherwise indicated.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	Amount rounds to less than 0.05%.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
(f)	7-day current yield as of July 31, 2021 is disclosed.
(g)	Includes appreciation/ (depreciation) on forward foreign currency exchange contracts.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
CPO	Certificate of Ordinary Participation
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
Concentration by Currency (%)(a)
U.S. Dollar	25.7
Euro	20.9
British Pound	14.0
Hong Kong Dollar	6.2
All other currencies less than 5%	33.2
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	15.7
United Kingdom	12.3
Germany	9.2
China	6.9
France	5.8
Switzerland	5.3
All other countries less than 5%	44.8
Total	100.0

(a) Percentages shown are based on Net Assets.

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2021:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/15/21	U.S. Dollars	3,903,585	Swiss Francs	3,490,000	Northern Trust	$36,379
Net Unrealized Appreciation						$36,379
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Common Stocks	$154,576,376	$700,484,521	$—	$855,060,897
Convertible Bonds	—	894,616	—	894,616
Preferred Stocks	6,036,309	7,040,697	—	13,077,006
Investment Companies	167,090,732	—	—	167,090,732
Short-Term Investments	22,341,494	—	—	22,341,494
Total Investments	$350,044,911	$708,419,834	$—	$1,058,464,745

Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$36,379	$—	$36,379
Total Derivative Financial Instruments	$—	$36,379	$—	$36,379
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Number of Shares	Value
Common Stocks – 49.7%
Advertising – 0.1%
WPP PLC (United Kingdom)	14,595	$188,758
Aerospace/Defense – 1.7%
BAE Systems PLC (United Kingdom)	36,506	292,688
Raytheon Technologies Corp.	49,820	4,331,849
		4,624,537
Agriculture – 0.6%
British American Tobacco PLC (United Kingdom)	12,266	456,202
British American Tobacco PLC ADR (United Kingdom)	32,550	1,218,998
		1,675,200
Auto Manufacturers – 2.0%
Toyota Motor Corp. ADR (Japan)	30,660	5,513,894
Auto Parts & Equipment – 0.8%
Cie Generale des Etablissements Michelin S.C.A. (France)	13,158	2,149,261
Banks – 7.2%
ABN AMRO Bank N.V. - CVA (Netherlands)(a)*	6,282	73,227
Banco Bilbao Vizcaya Argentaria S.A. (Spain)*	31,469	201,448
Banco Santander S.A. (Spain)*	79,463	291,085
Barclays PLC (United Kingdom)	192,848	466,515
BNP Paribas S.A. (France)	85,819	5,233,174
CaixaBank S.A. (Spain)	24,587	73,021
Credit Suisse Group A.G. (Switzerland)(b)	7,600	76,299
DNB Bank ASA (Norway)	3,651	74,820
Erste Group Bank A.G. (Austria)	2,967	114,973
HSBC Holdings PLC (United Kingdom)	233,927	1,291,322
ING Groep N.V. (Netherlands)	26,764	343,401
Intesa Sanpaolo S.p.A. (Italy)	55,344	152,890
JPMorgan Chase & Co.	35,700	5,418,546
KBC Group N.V. (Belgium)	996	80,201
Lloyds Banking Group PLC (United Kingdom)	836,557	528,927
Natwest Group PLC (United Kingdom)	104,217	292,508
	Number of Shares	Value
Banks (Continued)
Nordea Bank Abp (Finland)	14,264	$167,037
Skandinaviska Enskilda Banken AB Class A (Sweden)	9,324	126,106
Standard Chartered PLC (United Kingdom)	48,352	289,861
Svenska Handelsbanken AB, Class A (Sweden)	373,680	4,211,116
Swedbank AB, Class A (Sweden)	8,793	171,232
UBS Group A.G. (Switzerland)(b)	19,988	329,318
UniCredit S.p.A. (Italy)	9,597	114,793
		20,121,820
Beverages – 0.2%
Diageo PLC (United Kingdom)	9,939	492,838
Building Materials – 4.0%
Cie de Saint-Gobain (France)	77,287	5,524,347
Johnson Controls International PLC	57,529	4,108,721
Xinyi Glass Holdings Ltd. (Hong Kong)	406,765	1,520,228
		11,153,296
Chemicals – 1.1%
Denka Co. Ltd. (Japan)	91,500	3,166,637
Commercial Services – 0.3%
Experian PLC (United Kingdom)	5,361	236,022
RELX PLC (United Kingdom)	12,732	374,248
Rentokil Initial PLC (United Kingdom)	19,869	156,518
		766,788
Computers – 0.9%
Quanta Computer, Inc. (Taiwan)	889,000	2,462,659
Cosmetics/Personal Care – 1.2%
Unilever PLC (United Kingdom)	14,805	852,050
Unilever PLC ADR (United Kingdom)	42,060	2,419,712
		3,271,762
Distribution/Wholesale – 0.1%
Bunzl PLC (United Kingdom)	4,206	155,821
Ferguson PLC (United Kingdom)	999	140,049
		295,870

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Diversified Financial Services – 0.4%
Deutsche Boerse A.G. (Germany)	1,193	$199,069
Julius Baer Group Ltd. (Switzerland)	1,793	118,341
London Stock Exchange Group PLC (United Kingdom)	4,316	450,035
St James's Place PLC (United Kingdom)	14,105	310,761
		1,078,206
Electric – 3.2%
Duke Energy Corp.	24,750	2,601,472
Enel S.p.A. (Italy)	375,362	3,459,163
Iberdrola S.A. (Spain)	212,080	2,552,403
National Grid PLC (United Kingdom)	15,945	203,875
SSE PLC (United Kingdom)	6,306	126,432
		8,943,345
Entertainment – 0.0%(c)
Entain PLC (United Kingdom)*	5,427	136,849
Food – 0.1%
Associated British Foods PLC (United Kingdom)	4,260	118,457
Tesco PLC (United Kingdom)	86,035	278,530
		396,987
Food Service – 0.1%
Compass Group PLC (United Kingdom)*	12,201	257,806
Forest Products & Paper – 2.4%
Smurfit Kappa Group PLC (Ireland)	79,240	4,470,247
UPM-Kymmene OYJ (Finland)	53,865	2,201,217
		6,671,464
Healthcare - Products – 0.0%(c)
Smith & Nephew PLC (United Kingdom)	6,389	130,379
Healthcare - Services – 0.6%
Sonic Healthcare Ltd. (Australia)	59,534	1,759,016
	Number of Shares	Value
Home Builders – 1.8%
Berkeley Group Holdings (The) PLC, Class B (United Kingdom)	2,129	$143,341
Persimmon PLC (United Kingdom)	121,320	4,893,761
		5,037,102
Household Products/Wares – 0.1%
Reckitt Benckiser Group PLC (United Kingdom)	4,484	343,024
Insurance – 2.7%
Allianz S.E. (Germany)(b)	2,131	529,689
Assicurazioni Generali S.p.A. (Italy)	3,894	77,639
Aviva PLC (United Kingdom)	50,652	272,033
AXA S.A. (France)	11,755	304,420
Direct Line Insurance Group PLC (United Kingdom)	52,230	215,905
Hannover Rueck S.E. (Germany)	455	76,478
Legal & General Group PLC (United Kingdom)	76,050	275,489
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Germany)(b)	693	186,988
Prudential PLC (United Kingdom)	29,822	560,022
Sampo OYJ, Class A (Finland)	1,692	81,434
Swiss Life Holding A.G. (Switzerland)(b)	234	120,698
Swiss Re A.G.	1,690	153,216
Tryg A/S (Denmark)	3,252	80,372
Zurich Insurance Group A.G. (Switzerland)	11,610	4,680,859
		7,615,242
Investment Management Companies – 0.1%
Investor AB, Class B (Sweden)	8,619	213,445
Kinnevik AB, Class B (Sweden)*	2,096	91,377
		304,822
Iron/Steel – 1.4%
Vale S.A. (Brazil)	185,924	3,916,068
Lodging – 0.0%(c)
InterContinental Hotels Group PLC (United Kingdom)*	1,935	127,794

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Media – 0.0%(c)
Informa PLC (United Kingdom)*	18,186	$124,962
Mining – 1.9%
Anglo American PLC (South Africa)	6,682	296,106
BHP Group PLC (Australia)	18,601	602,232
Glencore PLC (Australia)*	46,841	210,370
MMC Norilsk Nickel PJSC ADR (Russia)	105,785	3,649,582
Rio Tinto PLC (Australia)	7,401	628,644
		5,386,934
Miscellaneous Manufacturing – 0.0%(c)
Smiths Group PLC (United Kingdom)	6,087	131,518
Oil & Gas – 2.3%
BP PLC (United Kingdom)	120,391	483,252
Royal Dutch Shell PLC, Class B (Netherlands)	45,364	896,355
TotalEnergies S.E. ADR (France)	113,674	4,959,597
		6,339,204
Pharmaceuticals – 2.2%
AstraZeneca PLC (United Kingdom)	7,068	812,183
GlaxoSmithKline PLC (United Kingdom)	31,034	612,730
Novartis A.G. ADR (Switzerland)	40,570	3,748,262
Sanofi ADR (France)	21,300	1,098,228
		6,271,403
Pipelines – 2.8%
Antero Midstream Corp.	25,100	238,450
Cheniere Energy, Inc.*	14,646	1,243,885
Enbridge, Inc. (Canada)	42,100	1,659,569
Equitrans Midstream Corp.	30,162	247,932
Kinder Morgan, Inc.	68,909	1,197,639
ONEOK, Inc.	9,433	490,233
Pembina Pipeline Corp. (Canada)	11,999	396,632
TC Energy Corp. (Canada)	28,500	1,389,364
Williams (The) Cos., Inc.	33,523	839,751
		7,703,455
Real Estate – 1.0%
Times China Holdings Ltd. (China)	2,814,600	2,661,808
	Number of Shares	Value
Real Estate Investment Trusts – 1.9%
Ascendas Real Estate Investment Trust (Singapore)	652,100	$1,500,641
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	2,361,920	3,738,730
		5,239,371
Retail – 0.1%
Kingfisher PLC (United Kingdom)	28,320	145,464
Telecommunications – 3.7%
AT&T, Inc.	80,460	2,256,903
BCE, Inc. (Canada)	35,630	1,778,293
BT Group PLC (United Kingdom)*	49,454	119,122
Cisco Systems, Inc.	35,450	1,962,867
Softbank Corp. (Japan)	301,885	3,942,984
Vodafone Group PLC (United Kingdom)	152,129	244,616
		10,304,785
Transportation – 0.6%
Globaltrans Investment PLC GDR (Russia)(b)	218,786	1,718,624
Poste Italiane S.p.A. (Italy)(a)	5,538	73,281
		1,791,905
Water – 0.1%
Severn Trent PLC (United Kingdom)	3,916	152,221
Total Common Stocks (Cost $122,103,635)		138,854,454

Master Limited Partnerships – 1.7%
Pipelines – 1.7%
Energy Transfer L.P.	101,669	1,002,456
Enterprise Products Partners L.P.	66,337	1,497,226
Magellan Midstream Partners L.P.	10,481	488,415
MPLX L.P.	18,074	512,940
Phillips 66 Partners L.P.	6,558	239,564
Plains All American Pipeline L.P.	61,917	619,789
Shell Midstream Partners L.P.	17,682	244,896
		4,605,286
Total Master Limited Partnerships (Cost $5,094,060)		4,605,286

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value

Investment Companies – 45.4%
Global X U.S. Preferred ETF	306,521	$8,012,459
iShares Broad USD High Yield Corporate Bond ETF	876,354	36,500,144
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	440,133	11,287,970
SPDR Bloomberg Barclays Convertible Securities ETF	101,460	8,696,137
Vanguard Emerging Markets Government Bond ETF	176,644	14,143,885
Vanguard Intermediate-Term Corporate Bond ETF	86,994	8,359,254
Vanguard Long-Term Corporate Bond ETF	178,534	19,461,991
Vanguard Long-Term Treasury ETF	223,849	20,318,774
Total Investment Companies (Cost $118,226,700)		126,780,614
	Number of Shares	Value

Short-Term Investments – 2.8%
Money Market Fund – 2.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(d)	7,895,280	$7,895,280
Total Short-Term Investments (Cost $7,895,280)		7,895,280
Total Investments – 99.6% (Cost $253,319,675)		278,135,634
Other Assets less Liabilities – 0.4%		1,019,008
NET ASSETS – 100.0%		$279,154,642

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Amount rounds to less than 0.05%.
(d)	7-day current yield as of July 31, 2021 is disclosed.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
L.P.	Limited Partnership
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	61.3
Euro	14.3
British Pound	7.4
All other currencies less than 5%	17.0
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	52.0
United Kingdom	7.7
France	6.9
All other countries less than 5%	33.4
Total	100.0

(a) Percentages shown are based on Net Assets.

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Common Stocks	$60,425,177	$78,429,277	$—	$138,854,454
Master Limited Partnerships	4,605,286	—	—	4,605,286
Investment Companies	126,780,614	—	—	126,780,614
Short-Term Investments	7,895,280	—	—	7,895,280
Total Investments	$199,706,357	$78,429,277	$—	$278,135,634
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par(a)	Value
Long Positions – 116.1%
Asset-Backed Securities – 7.6%
Automobile – 0.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-2A, Class A, 2.02%, 2/20/27(b)	$730,000	$754,361
Series 2021-1A, Class A, 1.38%, 8/20/27(b)	740,000	741,951
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/25(b)	630,000	634,401
Series 2021-1A, Class C, 2.05%, 12/26/25(b)	420,000	424,124
		2,554,837
Commercial Mortgage-Backed Securities – 2.4%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(c)	740,000	758,835
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(b)(c)	113,000	112,962
BANK,
Series 2017-BNK5, Class A4, 3.13%, 6/15/60	330,000	358,671
Series 2017-BNK7, Class A5, 3.44%, 9/15/60	100,000	111,330
Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	559,020
Series 2019-BN19, Class C, 4.03%, 8/15/61(c)	280,000	305,269

Bayview Commercial Asset Trust, Series 2006-1A, Class A1, (1M USD LIBOR + 0.41%), 0.50%, 4/25/36(b)(d)	348,175	328,845
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.43%, 1/12/45(c)	90,152	89,490
Benchmark Mortgage Trust,
Series 2020-IG1, Class AS, 2.91%, 9/15/43	720,000	763,778
Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	445,019
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust,
Series 2019-B9, Class XA, 1.04%, 3/15/52(c)	$1,754,792	$117,227
Series 2021-B25, Class XA, 1.11%, 4/15/54(c)	6,764,154	586,726
Series 2021-B27, Class XA, 1.27%, 7/15/54(c)	5,268,200	523,789
Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	569,853

BHMS, Series 2018-ATLS, Class A, (1M USD LIBOR + 1.25%, 1.25% Floor), 1.34%, 7/15/35(b)(d)	1,190,000	1,190,727
BX Commercial Mortgage Trust,
Series 2020-FOX, Class A, (1M USD LIBOR + 1.00%, 1.00% Floor), 1.09%, 11/15/32(b)(d)	1,002,059	1,005,028
Series 2020-BXLP, Class A, (1M USD LIBOR + 0.80%, 0.80% Floor), 0.89%, 12/15/36(b)(d)	653,936	654,757
Series 2021-SOAR, Class A, (1M USD LIBOR + 0.67%, 0.67% Floor), 0.76%, 6/15/38(b)(d)	670,000	670,000

BXP Trust, Series 2017-GM, Class D, 3.43%, 6/13/39(b)(c)	370,000	394,703
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, (1M USD LIBOR + 1.07%, 1.07% Floor), 1.16%, 12/15/37(b)(d)	590,000	591,286
Series 2019-LIFE, Class D, (1M USD LIBOR + 1.75%, 1.75% Floor), 1.84%, 12/15/37(b)(d)	100,000	100,249

CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(c)	100,000	113,012
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class D, 4.75%, 1/10/36(b)(c)	500,000	531,930
Series 2019-SMRT, Class E, 4.75%, 1/10/36(b)(c)	500,000	526,351

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class B, 4.18%, 7/10/47	$240,000	$257,522
Series 2016-P3, Class D, 2.81%, 4/15/49(b)	62,515	47,946
Series 2016-C1, Class D, 4.95%, 5/10/49(b)(c)	250,000	258,582
Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	466,202

Commercial Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46(b)	290,000	297,310
CSMC OA LLC, Series 2014-USA, Class B, 4.19%, 9/15/37(b)	530,000	542,289
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(c)	13,945,000	312,046
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (1M USD LIBOR + 1.15%, 1.15% Floor), 1.25%, 5/15/26(b)(d)	700,000	700,655
Series 2020-DUNE, Class A, (1M USD LIBOR + 1.10%, 1.10% Floor), 1.19%, 12/15/36(b)(d)	960,000	964,620
Series 2019-BOCA, Class A, (1M USD LIBOR + 1.20%, 1.20% Floor), 1.29%, 6/15/38(b)(d)	100,000	100,154
Series 2019-BOCA, Class B, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.59%, 6/15/38(b)(d)	620,000	620,373
Series 2019-BOCA, Class C, (1M USD LIBOR + 1.73%, 1.73% Floor), 1.82%, 6/15/38(b)(d)	530,000	529,987
GS Mortgage Securities Trust,
Series 2017-GS7, Class E, 3.00%, 8/10/50(b)	70,000	63,095
Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	267,484
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-MKST, Class D, (1M USD LIBOR + 1.50%, 1.50% Floor), 1.59%, 12/15/36(b)(d)	710,000	692,297
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A5, 3.49%, 7/15/50	$235,000	$260,841

LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.18%, 4/20/48(b)(c)	77,509	80,416
MHC Trust, Series 2021-MHC2, Class A, (1M USD LIBOR + 0.85%, 0.85% Floor), 0.94%, 5/15/23(b)(d)	240,000	240,450
Morgan Stanley Capital I Trust,
Series 2019-BPR, Class A, (1M USD LIBOR + 1.40%, 1.40% Floor), 1.49%, 5/15/36(b)(d)	410,000	400,782
Series 2019-L2, Class XA, 1.03%, 3/15/52(c)	2,554,091	165,827

PFP Ltd., Series 2019-5, Class A, (1M USD LIBOR + 0.97%, 0.97% Floor), 1.06%, 4/14/36(b)(d)(e)	113,617	113,548
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1M USD LIBOR + 1.15%, 1.15% Floor), 1.24%, 5/15/38(b)(d)	200,000	200,622
Soho Trust, Series 2021-SOHO, Class A, 2.79%, 8/10/38(b)(c)	846,000	845,835
VASA Trust, Series 2021-VASA, Class A, (1M USD LIBOR + 0.90%, 0.90% Floor), 0.99%, 7/15/39(b)(d)	410,000	410,121
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class D, 3.24%, 12/15/48(b)	147,000	127,303
Series 2016-BNK1, Class B, 2.97%, 8/15/49	300,000	307,257
Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	350,157
		21,032,578
Home Equity – 0.1%
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 2.94%, 3/25/36(c)	55,882	44,321

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Home Equity (Continued)
Option One Mortgage Loan Trust, Series 2004-3, Class M1, (1M USD LIBOR + 0.78%, 0.78% Floor), 0.87%, 11/25/34(d)	$200,236	$200,092
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (1M USD LIBOR + 0.37%, 0.37% Floor, 14.00% Cap), 0.46%, 8/25/35(d)	343,898	332,195
		576,608
Other – 3.2%
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M USD LIBOR + 1.95%, 1.95% Floor), 2.08%, 1/20/32(b)(d)	400,000	399,927
AGL Core CLO 8 Ltd., Series 2020-8A, Class A1, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.63%, 10/20/31(b)(d)	180,000	180,143
Ajax Mortgage Loan Trust,
Series 2018-G, Class A, 4.38%, 6/25/57(b)(c)	53,161	53,217
Series 2019-A, Class A, 3.75%, 8/25/57(b)(c)	251,966	255,369
Series 2019-B, Class A, 3.75%, 1/25/59(b)(c)	320,199	324,498

Allegro CLO XI Ltd., Series 2019-2A, Class A1A, (3M USD LIBOR + 1.39%, 1.39% Floor), 1.52%, 1/19/33(b)(d)	250,000	250,679
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R7, Class M2, (1M USD LIBOR + 0.75%, 0.75% Floor), 0.84%, 9/25/35(d)	126,642	126,630
AMMC CLO Ltd., Series 2017-21A, Class A, (3M USD LIBOR + 1.25%), 1.38%, 11/02/30(b)(d)	250,000	250,094
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (3M USD LIBOR + 1.25%), 1.38%, 10/13/30(b)(d)	500,000	500,214
	Par(a)	Value
Other (Continued)

Apidos CLO XXXV, Series 2021-35A, Class A, (3M USD LIBOR + 1.05%, 1.05% Floor), 1.25%, 4/20/34(b)(d)	$250,000	$249,847
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/07/49(b)	377,150	386,017
ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, (3M USD LIBOR + 1.08%, 1.08% Floor), 1.21%, 4/15/34(b)(d)	460,000	459,735
Atrium IX, Series 9A, Class AR2, (3M USD LIBOR + 0.99%, 0.99% Floor), 1.13%, 5/28/30(b)(d)	530,000	528,826
Babson CLO Ltd., Series 2015-IA, Class AR, (3M USD LIBOR + 0.99%, 0.99% Floor), 1.12%, 1/20/31(b)(d)	250,000	249,181
Ballyrock CLO Ltd., Series 2019-2A, Class A1BR, (3M USD LIBOR + 1.20%, 1.20% Floor), 1.36%, 11/20/30(b)(d)	250,000	250,182
Basswood Park CLO Ltd, Series 2021-1A, Class A, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.21%, 4/20/34(b)(d)	800,000	794,358
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1M USD LIBOR + 0.45%, 0.45% Floor), 0.54%, 9/25/37(b)(d)	386,296	366,884
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24(b)	227,771	230,573
BlueMountain CLO Ltd.,
Series 2013-1A, Class A1R2, (3M USD LIBOR + 1.23%, 1.23% Floor), 1.36%, 1/20/29(b)(d)	283,866	284,006
Series 2013-2A, Class A1R, (3M USD LIBOR + 1.18%), 1.32%, 10/22/30(b)(d)	245,096	245,219
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 1.13%, 4/20/31(b)(d)	250,000	249,875

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 1.13%, 7/28/28(b)(d)	$231,028	$231,104
Series 2014-2RA, Class A1, (3M USD LIBOR + 1.05%), 1.21%, 5/15/31(b)(d)	729,370	728,190
Series 2014-3RA, Class A1A, (3M USD LIBOR + 1.05%), 1.18%, 7/27/31(b)(d)	247,958	247,557

Cayuga Park CLO Ltd., Series 2020-1A, Class AR, 7/17/34(b)(f)	440,000	439,890
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 1.98%, 10/15/31(b)(d)	125,000	125,104
CIFC Funding Ltd., Series 2020-2A, Class A1, (3M USD LIBOR + 1.65%, 1.65% Floor), 1.78%, 8/24/32(b)(d)	250,000	250,292
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M USD LIBOR + 2.50%, 2.50% Floor), 2.59%, 7/25/37(d)	500,000	520,770
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class A1N, (3M USD LIBOR + 1.70%, 1.70% Floor), 1.83%, 7/20/31(b)(d)	260,000	261,075
Cumberland Park CLO Ltd., Series 2015-2A, Class BR, (3M USD LIBOR + 1.40%), 1.53%, 7/20/28(b)(d)	350,000	347,817
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3M USD LIBOR + 1.10%, 1.10% Floor), 1.22%, 5/20/34(b)(d)	770,000	769,805
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3M USD LIBOR + 0.90%), 1.03%, 10/15/27(b)(d)	357,959	358,046
	Par(a)	Value
Other (Continued)
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M USD LIBOR + 1.80%, 1.80% Floor), 1.90%, 10/25/33(d)	$360,927	$361,702
Series 2006-FF13, Class A1, (1M USD LIBOR + 0.24%, 0.24% Floor), 0.33%, 10/25/36(d)	32,646	25,741
Series 2006-FF13, Class A2C, (1M USD LIBOR + 0.32%, 0.32% Floor), 0.41%, 10/25/36(d)	20,202	16,348

GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/46(b)	624,750	630,880
Hardee's Funding LLC, Series 2021-1A, Class A2, 2.87%, 6/20/51(b)	420,000	426,338
HGI CRE CLO Ltd., Series 2021-FL1, Class A, (1M USD LIBOR + 1.05%, 1.05% Floor), 1.14%, 6/16/36(b)(d)(e)	600,000	600,971
Hildene Community Funding CDO Ltd., Series 2015-1A, Class AR, 3.25%, 11/01/35(b)	150,000	148,446
Home Equity Asset Trust, Series 2006-4, Class 2A4, (1M USD LIBOR + 0.56%, 0.56% Floor), 0.65%, 8/25/36(d)	573,926	573,640
ICG U.S. CLO Ltd., Series 2015-2RA, Class A1, (3M USD LIBOR + 1.37%, 1.37% Floor), 1.50%, 1/16/33(b)(d)	500,000	500,411
KKR CLO 16 Ltd.,
Series 16, Class A2R, (3M USD LIBOR + 1.80%, 1.80% Floor), 1.93%, 1/20/29(b)(d)	250,000	250,058
Series 16, Class A1R, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.38%, 1/20/29(b)(d)	188,163	188,180

KKR CLO 32 Ltd., Series 32A, Class A1, (3M USD LIBOR + 1.32%, 1.32% Floor), 1.45%, 1/15/32(b)(d)	150,000	150,079

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (3M USD LIBOR + 1.08%), 1.21%, 7/16/31(b)(d)	$250,000	$249,840
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, (Step to 6.20% on 8/25/22) , 3.20%, 5/25/59(b)(g)	739,545	742,538
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M USD LIBOR + 0.30%, 0.30% Floor), 0.39%, 7/25/36(d)	811,435	422,429
Madison Park Funding X Ltd., Series 2012-10A, Class AR3, (3M USD LIBOR + 1.01%), 1.14%, 1/20/29(b)(d)	609,470	609,085
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.08%, 4/19/30(b)(d)	495,353	495,201
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC5, Class M1, (1M USD LIBOR + 0.93%, 0.93% Floor), 1.02%, 7/25/35(d)	200,523	200,531
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3M USD LIBOR + 1.60%, 1.60% Floor), 1.73%, 10/20/30(b)(d)	250,000	249,577
NP SPE X L.P., Series 2021-1A, Class A1, 2.23%, 3/19/51(b)	780,000	787,608
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3M USD LIBOR + 0.87%), 1.00%, 10/20/27(b)(d)	197,876	197,620
Ocean Trails CLO IX, Series 2020-9A, Class A1, (3M USD LIBOR + 1.87%, 1.87% Floor), 2.00%, 10/15/29(b)(d)	490,000	490,975
Octagon Investment Partners XXI Ltd.,
Series 2012-1A, Class AARR, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.08%, 7/15/29(b)(d)	1,450,000	1,449,270
	Par(a)	Value
Other (Continued)
Octagon Investment Partners XXI Ltd.,
Series 2012-1A, Class AAR3, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.15%, 2/14/31(b)(d)	$260,000	$260,004

OHA Credit Funding 7 Ltd., Series 2020-7A, Class A, (3M USD LIBOR + 1.25%, 1.25% Floor), 1.38%, 10/19/32(b)(d)	150,000	150,052
Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 1.93%, 4/20/32(b)(d)	270,000	270,438
Palmer Square CLO Ltd., Series 2018-2A, Class A1A, (3M USD LIBOR + 1.10%), 1.23%, 7/16/31(b)(d)	500,000	500,069
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3M USD LIBOR + 1.08%, 1.08% Floor), 1.26%, 7/20/34(b)(d)	620,000	618,500
RR 3 Ltd., Series 2018-3A, Class A1R2, (3M USD LIBOR + 1.09%, 1.09% Floor), 1.22%, 1/15/30(b)(d)	250,000	249,783
SBA Small Business Investment Cos.,
Series 2019-10A, Class 1, 3.11%, 3/10/29	82,587	89,051
Series 2021-10A, Class 1, 1.67%, 3/10/31	240,000	248,960

Signal Peak CLO 4 Ltd., Series 2017-4A, Class A, (3M USD LIBOR + 1.21%), 1.34%, 10/26/29(b)(d)	250,000	250,123
Silver Rock CLO I Ltd., Series 2020-1A, Class A, (3M USD LIBOR + 1.65%, 1.65% Floor), 1.78%, 10/20/31(b)(d)	440,000	442,289
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	624,550	630,311
Towd Point Mortgage Trust,
Series 2016-3, Class B1, 4.10%, 4/25/56(b)(c)	190,000	203,053
Series 2017-4, Class B2, 3.46%, 6/25/57(b)(c)	330,000	353,870

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Towd Point Mortgage Trust,
Series 2019-SJ2, Class M1, 4.50%, 11/25/58(b)	$500,000	$505,910
United States Small Business Administration,
Series 2019-20D, Class 1, 2.98%, 4/01/39	44,523	48,806
Series 2019-25G, Class 1, 2.69%, 7/01/44	70,256	76,600

Venture 31 CLO Ltd., Series 2018-31A, Class A1, (3M USD LIBOR + 1.03%, 1.03% Floor), 1.16%, 4/20/31(b)(d)	410,000	409,735
Voya CLO Ltd.,
Series 2018-2A, Class A1, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.13%, 7/15/31(b)(d)	570,000	570,171
Series 2018-4A, Class A1AR, (3M USD LIBOR + 1.04%, 1.04% Floor), 1.17%, 1/15/32(b)(d)	680,000	677,280
Series 2017-3A, Class A1R, (3M USD LIBOR + 1.04%), 1.17%, 4/20/34(b)(d)	230,000	228,515

Wellfleet CLO Ltd., Series 2020-2A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 1.98%, 7/15/31(b)(d)	260,000	260,359
Whitebox CLO II Ltd., Series 2020-2A, Class A1, (3M USD LIBOR + 1.75%, 1.75% Floor), 1.88%, 10/24/31(b)(d)	280,000	280,740
York CLO-3 Ltd., Series 2016-1A, Class BR, (3M USD LIBOR + 1.75%), 1.88%, 10/20/29(b)(d)	500,000	500,589
		28,507,800
Student Loan – 0.1%
Navient Student Loan Trust,
Series 2017-1A, Class A3, (1M USD LIBOR + 1.15%), 1.24%, 7/26/66(b)(d)	260,000	265,740
Series 2017-2A, Class A, (1M USD LIBOR + 1.05%), 1.14%, 12/27/66(b)(d)	114,152	116,046
	Par(a)	Value
Student Loan (Continued)

SMB Private Education Loan Trust 2021-A, Series 2021-A, Class A2B, 1.59%, 1/15/53(b)	$670,000	$672,983
Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/47(b)	148,924	152,932
		1,207,701
Whole Loan – 1.5%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (1M USD LIBOR + 0.54%, 0.54% Floor, 11.00% Cap), 0.63%, 11/25/35(d)	218,260	220,077
Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.75%, 2/25/46(b)	162,231	163,613
CSMC,
Series 2021-2R, Class 1A1, (1M USD LIBOR + 1.75%, 1.75% Floor), 1.85%, 7/25/47(b)(d)	448,217	449,016
Series 2019-NQM1, Class A2, 2.86%, 10/25/59(b)	568,391	577,981
Series 2021-NQM2, Class A3, 1.54%, 2/25/66(b)	164,402	166,849
CSMC Trust,
Series 2019-RPL8, Class A1, 3.32%, 10/25/58(b)(c)	897,046	902,838
Series 2021-RPL2, Class A1, 2.00%, 1/25/60(b)	159,938	163,706
Series 2021-RPL3, Class A1, 2.00%, 1/25/60(b)	178,808	184,024
Series 2021-RPL6, Class A1, 2.00%, 10/25/60(b)	210,000	214,579
Series 2021-RPL4, Class A1, 1.80%, 12/27/60(b)(c)	194,824	195,952

FHLMC Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3, (1M USD LIBOR + 4.00%), 4.09%, 8/25/24(d)	65,402	66,700

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2014-C04, Class 1M2, (1M USD LIBOR + 4.90%), 4.99%, 11/25/24(d)	$119,915	$123,899
Series 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 6.09%, 9/25/28(d)	347,399	364,883
Series 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 5.39%, 10/25/28(d)	311,256	326,853
Series 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 4.34%, 1/25/29(d)	172,863	180,598

Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class M1, (30D Average SOFR + 0.90%), 0.95%, 12/25/50(b)(d)	158,519	158,580
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, (30D Average SOFR + 2.30%), 2.35%, 8/25/33(b)(d)	190,000	194,878
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	272,870	318,416
HarborView Mortgage Loan Trust,
Series 2005-9, Cllass 2A1B, (1M USD LIBOR + 0.74%, 0.74% Floor, 11.00% Cap), 0.82%, 6/20/35(d)	179,813	179,243
Series 2005-9, Cllass 2A1C, (1M USD LIBOR + 0.90%, 0.90% Floor, 11.00% Cap), 0.98%, 6/20/35(d)	662,839	656,401

Impac CMB Trust, Series 2007-A, Class A, (1M USD LIBOR + 0.50%, 0.50% Floor, 11.50% Cap), 0.59%, 5/25/37(b)(d)	252,310	251,651
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, (Step to 4.75% on 5/25/24) , 1.75%, 4/25/61(b)(g)	359,208	364,174
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	624,118	277,248
	Par(a)	Value
Whole Loan (Continued)
MASTR Asset Securitization Trust,
Series 2007-2, Class A2, 6.25%, 1/25/38	$406,300	$302,639

MCM Trust, Series 2018-NPL2, Class B, 7.12%, 10/25/28(b)(h)	251,221	128,751
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.31%, 2/25/34(c)	286,719	294,275
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 2.29%, 12/26/46(b)(d)	149,370	150,727
New Residential Mortgage Loan Trust,
Series 2015-2A, Class A1, 3.75%, 8/25/55(b)	322,895	342,701
Series 2017-2A, Class B2, 4.75%, 3/25/57(b)	286,352	314,143
Series 2018-RPL1, Class M2, 3.50%, 12/25/57(b)	280,000	297,094
Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(c)	907,062	984,508
Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)(c)	233,296	235,080
Series 2019-6A, Class A1B, 3.50%, 9/25/59(b)(c)	828,333	875,931
Series 2019-6A, Class B3C, 3.75%, 9/25/59(b)(c)	596,155	634,283

OBX Trust, Series 2021-NQM2, Class A1, 1.10%, 5/25/61(b)	806,521	808,431
Residential Mortgage Loan Trust,
Series 2019-2, Class A1, 2.91%, 5/25/59(b)	219,187	222,468
Series 2020-2, Class A1, 1.65%, 5/25/60(b)	343,800	345,967

Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, (1M USD LIBOR + 0.68%, 0.34% Floor, 11.50% Cap), 0.77%, 6/25/44(d)	431,222	432,449

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)

Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.50%, 2/25/38(b)(c)	$187,212	$56,805
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 0.99%, 10/25/46(d)	333,469	313,481
		13,441,892
Total Asset-Backed Securities (Cost $66,666,561)		67,321,416

Corporate Bonds – 23.0%
Advertising – 0.0%(i)
Interpublic (The) Group of Cos., Inc, 4.75%, 3/30/30	97,000	116,877
Lamar Media Corp., 3.75%, 2/15/28	8,000	8,120
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27(b)	82,000	83,640
4.63%, 3/15/30(b)	7,000	7,035
		215,672
Aerospace/Defense – 1.1%
Boeing (The) Co.,
1.43%, 2/04/24	110,000	110,292
4.87%, 5/01/25	360,000	403,691
2.20%, 2/04/26	390,000	393,535
3.10%, 5/01/26	40,000	42,725
2.70%, 2/01/27	251,000	260,578
2.80%, 3/01/27	40,000	41,740
3.20%, 3/01/29	130,000	137,222
5.15%, 5/01/30	470,000	559,671
3.25%, 2/01/35	290,000	299,808
5.70%, 5/01/40	140,000	181,910
3.75%, 2/01/50	50,000	51,967
5.80%, 5/01/50	524,000	714,728
5.93%, 5/01/60	200,000	276,692
General Dynamics Corp.,
1.15%, 6/01/26	15,000	15,186
3.63%, 4/01/30	317,000	364,121
4.25%, 4/01/40	10,000	12,499
4.25%, 4/01/50	40,000	52,056
L3Harris Technologies, Inc.,
3.95%, 5/28/24	115,000	123,993
3.85%, 12/15/26	53,000	59,822
4.40%, 6/15/28	399,000	466,261
1.80%, 1/15/31	328,000	323,365
5.05%, 4/27/45	20,000	26,749
		Par(a)	Value
Aerospace/Defense (Continued)
Lockheed Martin Corp.,
3.55%, 1/15/26		$120,000	$133,316
3.60%, 3/01/35		222,000	258,764
4.07%, 12/15/42		41,000	50,676
3.80%, 3/01/45		82,000	97,292
2.80%, 6/15/50		49,000	50,563
Northrop Grumman Corp.,
2.93%, 1/15/25		40,000	42,676
3.25%, 1/15/28		887,000	975,457
4.03%, 10/15/47		273,000	330,418
5.25%, 5/01/50		615,000	883,991
Raytheon Technologies Corp.,
3.15%, 12/15/24		105,000	112,438
7.20%, 8/15/27		26,000	34,308
7.00%, 11/01/28		90,000	119,082
4.13%, 11/16/28		385,000	446,643
7.50%, 9/15/29		15,000	21,233
2.15%, 5/18/30	EUR	130,000	175,889
2.25%, 7/01/30		167,000	172,277
4.50%, 6/01/42		30,000	38,247
4.15%, 5/15/45		150,000	181,767
3.75%, 11/01/46		50,000	57,890
4.63%, 11/16/48		40,000	52,674
3.13%, 7/01/50		190,000	200,537
TransDigm, Inc.,
8.00%, 12/15/25(b)		198,000	212,603
6.25%, 3/15/26(b)		483,000	506,546
			10,073,898
Agriculture – 0.4%
Altria Group, Inc.,
2.35%, 5/06/25		30,000	31,408
4.40%, 2/14/26		278,000	315,833
2.20%, 6/15/27	EUR	100,000	129,616
4.80%, 2/14/29		103,000	120,526
3.12%, 6/15/31	EUR	205,000	286,140
2.45%, 2/04/32		421,000	414,451
5.80%, 2/14/39		315,000	395,486
3.40%, 2/04/41		233,000	225,356
5.95%, 2/14/49		305,000	397,262
6.20%, 2/14/59		37,000	49,047

Cargill, Inc., 1.37%, 7/23/23(b)		110,000	112,120
Darling Ingredients, Inc., 5.25%, 4/15/27(b)		18,000	18,851
Philip Morris International, Inc.,
2.50%, 8/22/22		330,000	337,910
1.13%, 5/01/23		70,000	71,021
2.10%, 5/01/30		70,000	71,096

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Agriculture (Continued)
Philip Morris International, Inc.,
1.45%, 8/01/39	EUR	$200,000	$238,428
4.50%, 3/20/42		60,000	72,445
			3,286,996
Airlines – 0.2%
American Airlines Pass Through Trust,
Series 2013-2, Class A, 4.95%, 1/15/23		26,245	26,768
Series 2015-2, Class B, 4.40%, 9/22/23		17,214	16,832
Series 2016-1, Class B, 5.25%, 1/15/24		91,997	90,541
Series 2017-1, Class B, 4.95%, 2/15/25		14,328	14,154
Series 2015-2, Class AA, 3.60%, 9/22/27		13,737	14,280
Series 2016-1, Class AA, 3.58%, 1/15/28		76,187	78,203
Series 2019-1, Class B, 3.85%, 2/15/28		72,511	69,603
Series 2016-2, Class AA, 3.20%, 6/15/28		23,610	24,087
Series 2016-3, Class AA, 3.00%, 10/15/28		117,901	120,416
Series 2017-1, Class AA, 3.65%, 2/15/29		20,930	21,852
Series 2019-1, Class AA, 3.15%, 2/15/32		70,940	72,968
Delta Air Lines Pass Through Trust,
Series 2019-1, Class AA, 3.20%, 4/25/24		164,000	173,631
Series 2015-1, Class AA, 3.63%, 7/30/27		55,434	60,019
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(b)		220,000	236,500
4.75%, 10/20/28(b)		210,000	234,675
United Airlines Pass Through Trust,
Series 2014-2, Class B, 4.62%, 9/03/22		4,409	4,522
Series 2016-2, Class B, 3.65%, 10/07/25		2,801	2,792
Series 2020-1, Class B, 4.87%, 1/15/26		60,726	63,383
Series 2014-1, Class A, 4.00%, 4/11/26		93,736	99,115
Series 2020-1, Class A, 5.87%, 10/15/27		412,726	459,115
Series 2015-1, Class AA, 3.45%, 12/01/27		758	797
	Par(a)	Value
Airlines (Continued)
United Airlines Pass Through Trust,
Series 2019-2, Class B, 3.50%, 5/01/28	$54,643	$54,273
Series 2016-1, Class AA, 3.10%, 7/07/28	2,367	2,505
Series 2016-2, Class AA, 2.88%, 10/07/28	17,930	18,476
Series 2018-1, Class AA, 3.50%, 3/01/30	15,902	16,645
Series 2019-2, Class AA, 2.70%, 5/01/32	57,666	58,200
		2,034,352
Apparel – 0.1%
Hanesbrands, Inc.,
4.63%, 5/15/24(b)	58,000	61,335
4.87%, 5/15/26(b)	12,000	12,937
NIKE, Inc.,
2.40%, 3/27/25	60,000	63,553
2.75%, 3/27/27	100,000	108,600
2.85%, 3/27/30	100,000	109,824
3.25%, 3/27/40	50,000	56,109
3.38%, 3/27/50	20,000	23,149

Under Armour, Inc., 3.25%, 6/15/26	7,000	7,254
William Carter (The) Co., 5.62%, 3/15/27(b)	33,000	34,526
		477,287
Auto Manufacturers – 0.3%
General Motors Co.,
4.88%, 10/02/23	560,000	608,854
6.12%, 10/01/25	139,000	164,534
5.95%, 4/01/49	70,000	95,843
General Motors Financial Co., Inc.,
5.20%, 3/20/23	349,000	374,325
3.70%, 5/09/23	68,000	71,146
1.70%, 8/18/23	203,000	207,133
5.10%, 1/17/24	70,000	77,019
2.75%, 6/20/25	359,000	379,512
2.70%, 6/10/31	64,000	65,539

Nissan Motor Acceptance Corp., 2.75%, 3/09/28(b)	53,000	54,095
Toyota Motor Credit Corp.,
2.15%, 2/13/30	175,000	182,407
1.65%, 1/10/31	85,000	85,128
		2,365,535

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Auto Parts & Equipment – 0.0%(i)
American Axle & Manufacturing, Inc., 6.25%, 4/01/25	$21,000	$21,709
Banks – 5.3%
Bank of America Corp.,
3.30%, 1/11/23	270,000	281,794
(3M USD LIBOR + 0.79%), 3.00%, 12/20/23(j)	93,000	96,268
(3M USD LIBOR + 0.78%), 3.55%, 3/05/24(j)	93,000	97,417
4.20%, 8/26/24	60,000	65,762
(SOFR + 0.74%), 0.81%, 10/24/24(j)	264,000	264,967
3.95%, 4/21/25	361,000	396,308
(3M USD LIBOR + 0.87%), 2.46%, 10/22/25(j)	1,061,000	1,111,794
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(j)	62,000	66,728
4.45%, 3/03/26	93,000	105,329
(SOFR + 1.15%), 1.32%, 6/19/26(j)	70,000	70,375
4.25%, 10/22/26	680,000	770,628
(SOFR + 1.01%), 1.20%, 10/24/26(j)	85,000	84,872
(3M USD LIBOR + 1.06%), 3.56%, 4/23/27(j)	346,000	380,912
(SOFR + 0.96%), 1.73%, 7/22/27(j)	662,000	673,494
(3M USD LIBOR + 1.58%), 3.82%, 1/20/28(j)	543,000	606,964
(3M USD LIBOR + 2.93%), 5.87%, 3/15/28(j)(k)	171,000	196,436
(3M USD LIBOR + 1.51%), 3.71%, 4/24/28(j)	252,000	280,424
(3M USD LIBOR + 1.37%), 3.59%, 7/21/28(j)	239,000	264,520
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(j)	600,000	659,277
(3M USD LIBOR + 1.07%), 3.97%, 3/05/29(j)	138,000	156,458
(3M USD LIBOR + 1.21%), 3.97%, 2/07/30(j)	1,127,000	1,282,407
(3M USD LIBOR + 1.18%), 3.19%, 7/23/30(j)	166,000	180,053
(3M USD LIBOR + 1.19%), 2.88%, 10/22/30(j)	393,000	417,405
(SOFR + 2.15%), 2.59%, 4/29/31(j)	1,176,000	1,218,859
(SOFR + 1.53%), 1.90%, 7/23/31(j)	200,000	196,652
(SOFR + 1.22%), 2.30%, 7/21/32(j)	260,000	262,594
(3M USD LIBOR + 1.32%), 4.08%, 4/23/40(j)	179,000	210,571
	Par(a)	Value
Banks (Continued)
Bank of America Corp.,
(SOFR + 1.93%), 2.68%, 6/19/41(j)	$81,000	$79,949
(SOFR + 1.58%), 3.31%, 4/22/42(j)	154,000	165,512
5.00%, 1/21/44	170,000	231,147
(3M USD LIBOR + 1.52%), 4.33%, 3/15/50(j)	30,000	37,451
(3M USD LIBOR + 3.15%), 4.08%, 3/20/51(j)	450,000	544,433
Bank of New York Mellon (The) Corp.,
1.60%, 4/24/25	60,000	61,746
(5Y US Treasury CMT + 3.35%), 3.70%, 3/20/26(j)(k)	90,000	94,158
(3M USD LIBOR + 3.13%), 4.63%, 9/20/26(j)(k)	136,000	149,090
Citigroup, Inc.,
(SOFR + 1.67%), 1.68%, 5/15/24(j)	120,000	122,483
5.50%, 9/13/25	120,000	140,295
(5Y US Treasury CMT + 3.60%), 4.00%, 12/10/25(j)(k)	418,000	431,919
(5Y US Treasury CMT + 3.42%), 3.88%, 2/18/26(j)(k)	82,000	83,927
(SOFR + 2.84%), 3.11%, 4/08/26(j)	80,000	85,661
(SOFR + 0.77%), 1.46%, 6/09/27(j)	317,000	317,351
(3M USD LIBOR + 1.39%), 3.67%, 7/24/28(j)	617,000	684,332
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(j)	313,000	344,782
(3M USD LIBOR + 1.19%), 4.08%, 4/23/29(j)	275,000	313,586
(3M USD LIBOR + 1.34%), 3.98%, 3/20/30(j)	550,000	626,553
(SOFR + 1.42%), 2.98%, 11/05/30(j)	821,000	878,093
(SOFR + 3.91%), 4.41%, 3/31/31(j)	290,000	340,743
(SOFR + 2.11%), 2.57%, 6/03/31(j)	858,000	888,536
8.12%, 7/15/39	580,000	1,010,836
4.65%, 7/23/48	30,000	39,730

Citizens Financial Group, Inc., 3.25%, 4/30/30	58,000	63,641
Goldman Sachs Group (The), Inc.,
(3M USD LIBOR + 0.82%), 2.88%, 10/31/22(j)	230,000	231,328

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banks (Continued)
Goldman Sachs Group (The), Inc.,
3.20%, 2/23/23	$40,000	$41,638
3.63%, 2/20/24	120,000	128,447
3.85%, 7/08/24	30,000	32,566
3.50%, 1/23/25	432,000	467,585
3.50%, 4/01/25	1,288,000	1,398,386
(3M USD LIBOR + 1.20%), 3.27%, 9/29/25(j)	69,000	73,984
(SOFR + 0.61%), 0.86%, 2/12/26(j)	77,000	76,596
3.50%, 11/16/26	142,000	155,068
3.85%, 1/26/27	547,000	605,637
(SOFR + 0.80%), 1.43%, 3/09/27(j)	277,000	278,339
(3M USD LIBOR + 1.51%), 3.69%, 6/05/28(j)	437,000	487,766
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(j)	400,000	450,697
(3M USD LIBOR + 1.30%), 4.22%, 5/01/29(j)	1,530,000	1,759,779
(SOFR + 1.25%), 2.38%, 7/21/32(j)	343,000	348,982
(SOFR + 1.51%), 3.21%, 4/22/42(j)	40,000	42,315
5.15%, 5/22/45	110,000	148,044
4.75%, 10/21/45	420,000	557,670
JPMorgan Chase & Co.,
(SOFR + 1.46%), 1.51%, 6/01/24(j)	310,000	316,033
(SOFR + 0.60%), 0.65%, 9/16/24(j)	42,000	42,126
(3M USD LIBOR + 1.00%), 4.02%, 12/05/24(j)	1,156,000	1,246,047
3.90%, 7/15/25	73,000	80,940
(SOFR + 1.16%), 2.30%, 10/15/25(j)	160,000	166,976
(SOFR + 1.59%), 2.01%, 3/13/26(j)	732,000	758,586
(SOFR + 1.85%), 2.08%, 4/22/26(j)	208,000	215,742
2.95%, 10/01/26	95,000	102,641
(3M USD LIBOR + 1.25%), 3.96%, 1/29/27(j)	764,000	854,708
(SOFR + 0.89%), 1.58%, 4/22/27(j)	41,000	41,482
(3M USD LIBOR + 1.34%), 3.78%, 2/01/28(j)	751,000	838,007
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(j)	428,000	474,372
(3M USD LIBOR + 1.12%), 4.01%, 4/23/29(j)	125,000	142,601
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(j)	929,000	1,092,095
	Par(a)	Value
Banks (Continued)
JPMorgan Chase & Co.,
(SOFR + 2.04%), 2.52%, 4/22/31(j)	$510,000	$530,387
(SOFR + 1.25%), 2.58%, 4/22/32(j)	320,000	332,881
(SOFR + 1.46%), 3.16%, 4/22/42(j)	236,000	251,243
4.95%, 6/01/45	220,000	295,436
(3M USD LIBOR + 1.58%), 4.26%, 2/22/48(j)	257,000	317,230
(3M USD LIBOR + 1.46%), 4.03%, 7/24/48(j)	66,000	78,810
(3M USD LIBOR + 1.22%), 3.90%, 1/23/49(j)	44,000	51,793
(SOFR + 2.44%), 3.11%, 4/22/51(j)	50,000	52,131
Morgan Stanley,
3.88%, 1/27/26	87,000	97,547
(SOFR + 1.99%), 2.19%, 4/28/26(j)	460,000	477,614
3.63%, 1/20/27	543,000	606,542
(SOFR + 0.88%), 1.59%, 5/04/27(j)	455,000	461,829
(SOFR + 0.86%), 1.51%, 7/20/27(j)	119,000	119,991
(3M USD LIBOR + 1.34%), 3.59%, 7/22/28(j)	468,000	521,222
(3M USD LIBOR + 1.14%), 3.77%, 1/24/29(j)	370,000	416,069
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(j)	838,000	984,739
(SOFR + 1.14%), 2.70%, 1/22/31(j)	1,111,000	1,171,131
(SOFR + 3.12%), 3.62%, 4/01/31(j)	457,000	514,027
(SOFR + 1.18%), 2.24%, 7/21/32(j)	63,000	63,519
(SOFR + 1.49%), 3.22%, 4/22/42(j)	153,000	164,541

State Street Corp., (3M USD LIBOR + 2.54%), 5.62%, 12/15/23(j)(k)	292,000	311,625
U.S. Bancorp, 1.45%, 5/12/25	250,000	256,330
Wells Fargo & Co.,
3.75%, 1/24/24	160,000	172,027
(SOFR + 2.00%), 2.19%, 4/30/26(j)	570,000	593,220
3.00%, 10/23/26	80,000	86,697
4.30%, 7/22/27	270,000	310,334
(3M USD LIBOR + 1.31%), 3.58%, 5/22/28(j)	418,000	463,751
(SOFR + 2.10%), 2.39%, 6/02/28(j)	130,000	136,076
4.15%, 1/24/29	820,000	947,814

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Banks (Continued)
Wells Fargo & Co.,
(SOFR + 1.43%), 2.88%, 10/30/30(j)		$332,000	$354,784
(SOFR + 4.03%), 4.48%, 4/04/31(j)		333,000	396,921
(SOFR + 2.53%), 3.07%, 4/30/41(j)		399,000	417,974
4.40%, 6/14/46		40,000	48,823
4.75%, 12/07/46		370,000	475,272
(SOFR + 4.50%), 5.01%, 4/04/51(j)		1,600,000	2,228,115
			46,500,850
Beverages – 0.1%
Coca-Cola (The) Co.,
3.37%, 3/25/27		280,000	313,962
1.45%, 6/01/27		90,000	91,912
2.50%, 6/01/40		97,000	98,538
1.00%, 3/09/41	EUR	100,000	122,182

Keurig Dr. Pepper, Inc., 3.20%, 5/01/30		187,000	205,939
PepsiCo, Inc.,
0.75%, 5/01/23		120,000	121,073
2.25%, 3/19/25		10,000	10,549
2.63%, 3/19/27		10,000	10,829
1.63%, 5/01/30		40,000	40,107
2.88%, 10/15/49		40,000	42,025
3.62%, 3/19/50		20,000	23,951
3.87%, 3/19/60		30,000	38,056
			1,119,123
Biotechnology – 0.2%
Amgen, Inc.,
2.45%, 2/21/30		198,000	207,187
4.40%, 5/01/45		234,000	291,887
Biogen, Inc.,
2.25%, 5/01/30		258,000	262,789
3.15%, 5/01/50		75,000	74,774
Gilead Sciences, Inc.,
4.75%, 3/01/46		361,000	469,637
4.15%, 3/01/47		54,000	65,428
			1,371,702
Building Materials – 0.1%
Carrier Global Corp.,
2.24%, 2/15/25		501,000	524,324
3.58%, 4/05/50		10,000	11,123

Masonite International Corp., 5.37%, 2/01/28(b)		33,000	35,104
Owens Corning, 3.95%, 8/15/29		16,000	18,244
		Par(a)	Value
Building Materials (Continued)
Standard Industries, Inc.,
5.00%, 2/15/27(b)		$33,000	$34,031
4.75%, 1/15/28(b)		10,000	10,409
			633,235
Chemicals – 0.1%
Dow Chemical (The) Co.,
4.55%, 11/30/25		72,000	82,246
1.13%, 3/15/32	EUR	170,000	212,516
3.60%, 11/15/50		135,000	150,321

DuPont de Nemours, Inc., 4.49%, 11/15/25		278,000	316,308
Ecolab, Inc., 4.80%, 3/24/30		136,000	168,907
LYB International Finance III LLC, 4.20%, 5/01/50		108,000	127,967
RPM International, Inc., 4.25%, 1/15/48		3,000	3,367
Sherwin-Williams (The) Co., 2.30%, 5/15/30		155,000	160,334
			1,221,966
Commercial Services – 0.2%
Cintas Corp. No. 2, 3.70%, 4/01/27		20,000	22,490
Global Payments, Inc.,
1.20%, 3/01/26		359,000	358,704
4.80%, 4/01/26		237,000	273,068
4.45%, 6/01/28		45,000	52,294
3.20%, 8/15/29		124,000	134,287

Herc Holdings, Inc., 5.50%, 7/15/27(b)		72,000	75,510
Moody's Corp., 3.25%, 1/15/28		50,000	55,223
PayPal Holdings, Inc.,
1.35%, 6/01/23		90,000	91,693
2.40%, 10/01/24		35,000	36,884
1.65%, 6/01/25		119,000	122,336
2.65%, 10/01/26		33,000	35,535
2.30%, 6/01/30		150,000	157,726
United Rentals North America, Inc.,
5.50%, 5/15/27		64,000	67,280
4.88%, 1/15/28		102,000	107,712
5.25%, 1/15/30		11,000	12,036
			1,602,778
Computers – 0.4%
Apple, Inc.,
1.13%, 5/11/25		260,000	263,425
2.45%, 8/04/26		100,000	106,708
2.90%, 9/12/27		250,000	273,770
3.85%, 5/04/43		200,000	240,377
2.70%, 8/05/51		44,000	44,104

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Computers (Continued)
Apple, Inc.,
2.55%, 8/20/60	$134,000	$126,536
2.80%, 2/08/61	108,000	107,071
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	159,000	187,094
4.90%, 10/01/26	68,000	79,260
8.35%, 7/15/46	38,000	62,204

Hewlett Packard Enterprise Co., 4.65%, 10/01/24	384,000	425,966
International Business Machines Corp.,
3.00%, 5/15/24	270,000	287,901
3.30%, 5/15/26	160,000	176,732
1.95%, 5/15/30	477,000	479,049

Leidos, Inc., 4.37%, 5/15/30	289,000	332,084
Seagate HDD Cayman, 4.09%, 6/01/29(b)	70,000	73,413
		3,265,694
Cosmetics/Personal Care – 0.0%(i)
Procter & Gamble (The) Co.,
2.80%, 3/25/27	20,000	21,810
3.00%, 3/25/30	60,000	66,934
		88,744
Distribution/Wholesale – 0.0%(i)
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(b)	48,000	49,200
KAR Auction Services, Inc., 5.13%, 6/01/25(b)	59,000	60,401
		109,601
Diversified Financial Services – 0.5%
Air Lease Corp.,
3.37%, 7/01/25	70,000	75,429
1.88%, 8/15/26	304,000	306,835
American Express Co.,
2.50%, 7/30/24	410,000	432,907
4.20%, 11/06/25	70,000	79,719

Capital One Financial Corp., 3.90%, 1/29/24	311,000	334,917
Charles Schwab (The) Corp.,
(5Y US Treasury CMT + 3.17%), 4.00%, 6/01/26(j)(k)	75,000	78,281
3.20%, 3/02/27	4,000	4,411
	Par(a)	Value
Diversified Financial Services (Continued)
Charles Schwab (The) Corp.,
(10Y US Treasury CMT + 3.08%), 4.00%, 12/01/30(j)(k)	$205,000	$213,446

Discover Financial Services, 4.50%, 1/30/26	7,000	7,959
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200,000	245,394
Intercontinental Exchange, Inc.,
3.75%, 9/21/28	51,000	57,793
2.10%, 6/15/30	157,000	158,281

International Lease Finance Corp., 5.87%, 8/15/22	230,000	242,305
Mastercard, Inc.,
2.95%, 6/01/29	47,000	52,107
3.85%, 3/26/50	300,000	370,614
Navient Corp.,
7.25%, 9/25/23	31,000	34,135
5.87%, 10/25/24	28,000	30,569
6.75%, 6/25/25	30,000	33,411
6.75%, 6/15/26	28,000	31,395

Nuveen LLC, 4.00%, 11/01/28(b)	100,000	116,489
Quicken Loans LLC, 5.25%, 1/15/28(b)	64,000	67,360
Synchrony Financial,
4.50%, 7/23/25	2,000	2,234
3.70%, 8/04/26	44,000	48,278

USAA Capital Corp., 2.13%, 5/01/30(b)	150,000	153,996
Vanguard Group (The), Inc., 3.05%, 8/22/50(l)	170,000	166,799
Visa, Inc.,
3.15%, 12/14/25	230,000	252,255
2.70%, 4/15/40	215,000	225,055
4.30%, 12/14/45	170,000	220,252
		4,042,626
Electric – 1.4%
AEP Texas, Inc.,
3.95%, 6/01/28	212,000	241,429
3.45%, 1/15/50	28,000	29,785
3.45%, 5/15/51	124,000	133,239
AEP Transmission Co. LLC,
3.80%, 6/15/49	65,000	77,447
3.15%, 9/15/49	101,000	109,070
3.65%, 4/01/50	144,000	169,769

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric (Continued)
Alabama Power Co.,
3.75%, 3/01/45	$101,000	$116,688
3.70%, 12/01/47	53,000	61,817
3.45%, 10/01/49	47,000	52,786
Ameren Illinois Co.,
3.80%, 5/15/28	46,000	52,734
3.25%, 3/15/50	116,000	127,190
Baltimore Gas and Electric Co.,
2.25%, 6/15/31	36,000	37,047
3.75%, 8/15/47	62,000	72,981
3.20%, 9/15/49	40,000	43,033
2.90%, 6/15/50	164,000	168,220
CenterPoint Energy Houston Electric LLC,
2.35%, 4/01/31	75,000	78,271
4.25%, 2/01/49	2,000	2,565
3.35%, 4/01/51	125,000	141,448

Cleveland Electric Illuminating (The) Co., 3.50%, 4/01/28(b)	100,000	108,222
Commonwealth Edison Co.,
4.00%, 3/01/49	67,000	83,210
3.00%, 3/01/50	52,000	54,609
3.13%, 3/15/51	123,000	133,177
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/01/30	50,000	56,014
3.95%, 4/01/50	20,000	23,418
Consumers Energy Co.,
4.05%, 5/15/48	107,000	133,184
3.75%, 2/15/50	151,000	183,827
3.10%, 8/15/50	107,000	116,598
3.50%, 8/01/51	75,000	87,287
DTE Electric Co.,
4.05%, 5/15/48	10,000	12,447
3.95%, 3/01/49	160,000	197,063
Duke Energy Carolinas LLC,
3.95%, 11/15/28	28,000	32,403
2.45%, 2/01/30	120,000	126,128
3.87%, 3/15/46	59,000	70,117
3.95%, 3/15/48	122,000	146,660
Duke Energy Florida LLC,
3.80%, 7/15/28	40,000	45,824
2.50%, 12/01/29	325,000	346,791
1.75%, 6/15/30	196,000	194,719

Duke Energy Ohio, Inc., 3.65%, 2/01/29	31,000	34,944
Duke Energy Progress LLC, 3.45%, 3/15/29	233,000	262,522
	Par(a)	Value
Electric (Continued)
Edison International,
3.13%, 11/15/22	$15,000	$15,442
4.95%, 4/15/25	721,000	800,873

Entergy Arkansas LLC, 3.35%, 6/15/52	59,000	65,760
Entergy Louisiana LLC, 4.20%, 9/01/48	148,000	184,633
Exelon Corp.,
5.10%, 6/15/45	16,000	21,394
4.70%, 4/15/50	52,000	67,523
FirstEnergy Corp.,
4.75%, 3/15/23	110,000	115,775
2.05%, 3/01/25	22,000	22,385
1.60%, 1/15/26	40,000	39,789
4.65%, 7/15/27	499,000	556,022
2.65%, 3/01/30	142,000	144,670
2.25%, 9/01/30	56,000	55,233
7.37%, 11/15/31	410,000	572,926
5.60%, 7/15/47	90,000	113,152
FirstEnergy Transmission LLC,
4.35%, 1/15/25(b)	285,000	316,875
4.55%, 4/01/49(b)	246,000	296,976
Florida Power & Light Co.,
5.25%, 2/01/41	5,000	6,992
4.05%, 10/01/44	33,000	41,316
3.70%, 12/01/47	125,000	150,764
3.95%, 3/01/48	105,000	130,455
3.99%, 3/01/49	58,000	72,276
3.15%, 10/01/49	110,000	121,521
MidAmerican Energy Co.,
3.10%, 5/01/27	35,000	38,632
3.65%, 4/15/29	389,000	445,233
4.25%, 7/15/49	85,000	108,654
3.15%, 4/15/50	40,000	43,218
2.70%, 8/01/52	73,000	73,577

Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(b)	27,000	30,671
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	51,000	52,072
Northern States Power Co.,
2.25%, 4/01/31	5,000	5,205
3.40%, 8/15/42	40,000	45,615
2.90%, 3/01/50	50,000	52,483
2.60%, 6/01/51	104,000	103,641
NRG Energy, Inc.,
2.45%, 12/02/27(b)	265,000	270,869
5.75%, 1/15/28	33,000	35,062
5.25%, 6/15/29(b)	47,000	50,407

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric (Continued)

NSTAR Electric Co., 3.95%, 4/01/30	$28,000	$32,797
Ohio Power Co.,
1.63%, 1/15/31	107,000	104,740
4.15%, 4/01/48	14,000	17,245
4.00%, 6/01/49	45,000	54,532
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	75,000	86,322
5.75%, 3/15/29	4,000	5,079
4.10%, 11/15/48	51,000	63,783
3.80%, 6/01/49	69,000	83,783
5.35%, 10/01/52	24,000	36,120
Pacific Gas and Electric Co.,
2.10%, 8/01/27	50,000	48,640
2.50%, 2/01/31	60,000	56,565
3.30%, 8/01/40	20,000	18,147
3.50%, 8/01/50	20,000	17,880
PECO Energy Co.,
3.00%, 9/15/49	65,000	69,181
3.05%, 3/15/51	99,000	106,722

Progress Energy, Inc., 7.75%, 3/01/31	180,000	260,966
Public Service Electric and Gas Co.,
3.65%, 9/01/28	3,000	3,418
3.20%, 5/15/29	50,000	55,784
2.05%, 8/01/50	80,000	71,137
3.00%, 3/01/51	42,000	45,391
Southern California Edison Co.,
3.70%, 8/01/25	178,000	194,763
1.20%, 2/01/26	43,000	43,207
2.25%, 6/01/30	262,000	263,525

Southwestern Public Service Co., 3.15%, 5/01/50	145,000	156,918
Tampa Electric Co.,
4.45%, 6/15/49	17,000	22,142
3.45%, 3/15/51	92,000	104,032

Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25(b)	299,000	325,818
Virginia Electric and Power Co.,
3.45%, 9/01/22	62,000	63,589
3.80%, 4/01/28	76,000	86,922
6.00%, 1/15/36	25,000	35,663
6.00%, 5/15/37	42,000	59,221
4.00%, 1/15/43	30,000	35,644
4.45%, 2/15/44	17,000	21,605
	Par(a)	Value
Electric (Continued)
Vistra Operations Co. LLC,
5.50%, 9/01/26(b)	$64,000	$65,920
5.62%, 2/15/27(b)	54,000	56,025
5.00%, 7/31/27(b)	53,000	54,722
4.30%, 7/15/29(b)	310,000	339,198
		12,599,920
Electronics – 0.0%(i)
Agilent Technologies, Inc.,
3.05%, 9/22/26	81,000	87,798
2.75%, 9/15/29	43,000	45,567
2.10%, 6/04/30	152,000	153,150

Honeywell International, Inc., 1.35%, 6/01/25	70,000	71,562
		358,077
Entertainment – 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(b)	98,000	98,799
Cedar Fair L.P., 5.25%, 7/15/29	43,000	43,685
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
5.50%, 5/01/25(b)	39,000	40,462
5.37%, 4/15/27	51,000	52,020
Churchill Downs, Inc.,
5.50%, 4/01/27(b)	72,000	74,864
4.75%, 1/15/28(b)	38,000	39,378
Six Flags Entertainment Corp.,
4.88%, 7/31/24(b)	64,000	64,320
5.50%, 4/15/27(b)	38,000	39,159

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	53,000	55,104
		507,791
Environmental Control – 0.1%
Clean Harbors, Inc., 4.88%, 7/15/27(b)	28,000	29,365
Republic Services, Inc.,
2.50%, 8/15/24	70,000	73,556
3.95%, 5/15/28	88,000	101,021
2.30%, 3/01/30	82,000	84,697
Waste Management, Inc.,
1.15%, 3/15/28	208,000	204,238
2.00%, 6/01/29	49,000	50,330
2.95%, 6/01/41	58,000	60,991

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Environmental Control (Continued)

Waste Pro USA, Inc., 5.50%, 2/15/26(b)	$28,000	$28,490
		632,688
Food – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
5.87%, 2/15/28(b)	58,000	62,060
4.88%, 2/15/30(b)	13,000	14,073

Hershey (The) Co., 0.90%, 6/01/25	30,000	30,178
JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 2/15/28(b)	63,000	68,986
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
6.50%, 4/15/29(b)	94,000	105,281
5.50%, 1/15/30(b)	17,000	18,976

Kraft Heinz Foods Co., 3.00%, 6/01/26	102,000	108,578
Mars, Inc.,
2.70%, 4/01/25(b)	90,000	95,937
3.20%, 4/01/30(b)	180,000	200,417
2.38%, 7/16/40(b)	200,000	195,404
Mondelez International, Inc.,
1.50%, 5/04/25	250,000	255,725
2.75%, 4/13/30	127,000	135,516

Performance Food Group, Inc., 5.50%, 10/15/27(b)	64,000	66,667
Pilgrim's Pride Corp., 5.87%, 9/30/27(b)	105,000	112,352
Post Holdings, Inc.,
5.75%, 3/01/27(b)	80,000	83,268
5.62%, 1/15/28(b)	59,000	62,097
5.50%, 12/15/29(b)	47,000	50,290
		1,665,805
Food Service – 0.0%(i)
Aramark Services, Inc., 5.00%, 2/01/28(b)	74,000	76,877
Forest Products & Paper – 0.0%(i)
Georgia-Pacific LLC,
3.60%, 3/01/25(b)	14,000	15,262
0.95%, 5/15/26(b)	70,000	69,656
2.10%, 4/30/27(b)	82,000	85,624
7.75%, 11/15/29	8,000	11,675
2.30%, 4/30/30(b)	69,000	71,904
8.88%, 5/15/31	13,000	20,871
		Par(a)	Value
Forest Products & Paper (Continued)

International Paper Co., 6.00%, 11/15/41		$50,000	$72,742
			347,734
Gas – 0.1%
Atmos Energy Corp.,
4.12%, 3/15/49		40,000	50,096
3.38%, 9/15/49		8,000	8,900

CenterPoint Energy Resources Corp., 1.75%, 10/01/30		330,000	323,727
ONE Gas, Inc., 2.00%, 5/15/30		35,000	35,231
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31		90,000	92,806
			510,760
Healthcare - Products – 0.2%
Abbott Laboratories,
3.75%, 11/30/26		390,000	444,053
4.90%, 11/30/46		10,000	14,024

Boston Scientific Corp., 2.65%, 6/01/30		180,000	189,437
DH Europe Finance II S.a.r.l., 1.80%, 9/18/49	EUR	100,000	133,408
Medtronic Global Holdings SCA,
1.50%, 7/02/39	EUR	100,000	130,690
1.75%, 7/02/49	EUR	100,000	134,440
Thermo Fisher Scientific, Inc.,
2.60%, 10/01/29		60,000	63,884
4.50%, 3/25/30		81,000	97,945
1.87%, 10/01/49	EUR	100,000	134,456
			1,342,337
Healthcare - Services – 0.5%
Aetna, Inc.,
2.80%, 6/15/23		90,000	93,572
6.62%, 6/15/36		61,000	89,740
4.75%, 3/15/44		2,000	2,538
3.88%, 8/15/47		27,000	30,743
Anthem, Inc.,
2.95%, 12/01/22		30,000	31,005
3.65%, 12/01/27		100,000	112,739
4.10%, 3/01/28		127,000	146,358
4.38%, 12/01/47		53,000	66,405
4.55%, 3/01/48		57,000	73,028

Centene Corp., 4.63%, 12/15/29		47,000	51,510
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)		7,000	7,306

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Healthcare - Services (Continued)
Encompass Health Corp.,
4.50%, 2/01/28	$28,000	$29,050
4.75%, 2/01/30	28,000	29,890
HCA, Inc.,
4.75%, 5/01/23	141,000	150,890
5.00%, 3/15/24	306,000	338,521
5.25%, 4/15/25	641,000	735,545
5.25%, 6/15/26	97,000	113,009
5.62%, 9/01/28	21,000	25,252
5.87%, 2/01/29	10,000	12,225
2.38%, 7/15/31	107,000	108,131
3.50%, 7/15/51	29,000	29,943
Humana, Inc.,
4.50%, 4/01/25	43,000	48,249
3.95%, 3/15/27	140,000	158,118
3.13%, 8/15/29	220,000	239,989
4.87%, 4/01/30	95,000	116,002

Select Medical Corp., 6.25%, 8/15/26(b)	22,000	23,259
Tenet Healthcare Corp.,
4.62%, 9/01/24(b)	38,000	38,855
4.87%, 1/01/26(b)	128,000	132,160
6.25%, 2/01/27(b)	183,000	190,549
5.12%, 11/01/27(b)	20,000	20,950
UnitedHealth Group, Inc.,
2.38%, 10/15/22	20,000	20,503
3.50%, 6/15/23	30,000	31,761
3.75%, 7/15/25	50,000	55,766
1.25%, 1/15/26	40,000	40,644
3.85%, 6/15/28	130,000	150,362
3.88%, 12/15/28	110,000	127,797
2.00%, 5/15/30	40,000	40,942
4.62%, 7/15/35	197,000	252,918
2.75%, 5/15/40	198,000	205,404
4.25%, 6/15/48	40,000	50,882
4.45%, 12/15/48	77,000	100,843
3.70%, 8/15/49	130,000	152,977
2.90%, 5/15/50	143,000	148,635
3.25%, 5/15/51	54,000	59,573
3.88%, 8/15/59	70,000	85,967
3.13%, 5/15/60	20,000	21,405
		4,791,910
Home Builders – 0.0%(i)
Century Communities, Inc., 6.75%, 6/01/27	21,000	22,302
DR Horton, Inc., 1.30%, 10/15/26	282,000	282,344
		Par(a)	Value
Home Builders (Continued)
Lennar Corp., 5.25%, 6/01/26		$38,000	$43,994
Taylor Morrison Communities, Inc., 5.88%, 6/15/27(b)		8,000	9,028
			357,668
Household Products/Wares – 0.0%(i)
Kimberly-Clark Corp., 3.10%, 3/26/30		30,000	33,522
Housewares – 0.0%(i)
Newell Brands, Inc., 4.35%, 4/01/23		20,000	20,900
Insurance – 0.3%
American International Group, Inc.,
2.50%, 6/30/25		60,000	63,332
4.20%, 4/01/28		40,000	46,293
3.40%, 6/30/30		227,000	250,776
4.50%, 7/16/44		154,000	192,488
4.37%, 1/15/55		33,000	41,348
Aon Corp.,
4.50%, 12/15/28		144,000	169,973
3.75%, 5/02/29		162,000	183,926
2.80%, 5/15/30		312,000	333,658

Berkshire Hathaway Finance Corp., 4.25%, 1/15/49		150,000	190,680
Guardian Life Global Funding, 1.10%, 6/23/25(b)		50,000	50,495
Hartford Financial Services Group (The), Inc., 3.60%, 8/19/49		32,000	35,651
Marsh & McLennan Cos., Inc.,
4.38%, 3/15/29		68,000	80,612
1.98%, 3/21/30	EUR	120,000	161,113
2.25%, 11/15/30		176,000	181,530

MassMutual Global Funding II, 0.85%, 6/09/23(b)		330,000	333,405
MetLife, Inc., 6.40%, 12/15/36		100,000	128,371
Metropolitan Life Global Funding I, 0.90%, 6/08/23(b)		250,000	252,780
New York Life Global Funding, 0.95%, 6/24/25(b)		80,000	80,488
Principal Life Global Funding II, 1.25%, 6/23/25(b)		40,000	40,427

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Insurance (Continued)
Willis North America, Inc.,
3.60%, 5/15/24	$42,000	$45,108
5.05%, 9/15/48	19,000	25,201
		2,887,655
Internet – 0.4%
Alphabet, Inc.,
0.45%, 8/15/25	30,000	29,826
0.80%, 8/15/27	50,000	49,015
1.10%, 8/15/30	60,000	57,494
2.05%, 8/15/50	110,000	99,651
Amazon.com, Inc.,
0.80%, 6/03/25	130,000	130,527
1.20%, 6/03/27	160,000	161,540
3.15%, 8/22/27	140,000	155,354
1.65%, 5/12/28	73,000	74,528
1.50%, 6/03/30	70,000	69,318
2.10%, 5/12/31	80,000	82,653
3.88%, 8/22/37	43,000	52,114
4.05%, 8/22/47	140,000	172,985
2.50%, 6/03/50	927,000	892,261
4.25%, 8/22/57	240,000	313,481

E*TRADE Financial Corp., 3.80%, 8/24/27	79,000	89,067
eBay, Inc., 1.40%, 5/10/26	246,000	249,162
Expedia Group, Inc.,
6.25%, 5/01/25(b)	43,000	50,151
3.25%, 2/15/30	269,000	282,342
Netflix, Inc.,
4.87%, 4/15/28	20,000	23,372
6.37%, 5/15/29	11,000	14,140
5.37%, 11/15/29(b)	12,000	14,805
4.88%, 6/15/30(b)	13,000	15,662
		3,079,448
Iron/Steel – 0.0%(i)
Nucor Corp., 3.95%, 5/01/28	24,000	27,692
Steel Dynamics, Inc., 2.80%, 12/15/24	50,000	52,831
		80,523
Lodging – 0.1%
Hilton Domestic Operating Co., Inc., 4.87%, 1/15/30	13,000	13,944
Las Vegas Sands Corp.,
3.20%, 8/08/24	100,000	104,419
2.90%, 6/25/25	380,000	391,385

Marriott International, Inc., 4.63%, 6/15/30	138,000	159,794
	Par(a)	Value
Lodging (Continued)

Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	$17,000	$17,630
MGM Resorts International,
5.75%, 6/15/25	10,000	10,881
4.62%, 9/01/26	8,000	8,340
5.50%, 4/15/27	10,000	10,867

Station Casinos LLC, 5.00%, 10/01/25(b)	31,000	31,349
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/01/25(b)	131,000	138,532
5.25%, 5/15/27(b)	65,000	68,227
		955,368
Machinery - Diversified – 0.1%
CNH Industrial Capital LLC, 4.20%, 1/15/24	440,000	475,894
Deere & Co.,
3.10%, 4/15/30	30,000	33,561
3.75%, 4/15/50	200,000	246,849
Otis Worldwide Corp.,
2.06%, 4/05/25	50,000	52,015
2.56%, 2/15/30	119,000	125,728
		934,047
Media – 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/01/27(b)	153,000	160,076
5.00%, 2/01/28(b)	119,000	124,771
5.38%, 6/01/29(b)	74,000	80,542
4.75%, 3/01/30(b)	58,000	61,477
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	290,000	329,181
4.20%, 3/15/28	90,000	102,494
5.05%, 3/30/29	480,000	572,845
5.37%, 4/01/38	120,000	150,039
3.50%, 6/01/41	300,000	306,257
6.48%, 10/23/45	521,000	732,920
5.37%, 5/01/47	161,000	199,168
5.75%, 4/01/48	309,000	399,060
4.80%, 3/01/50	30,000	35,189
3.85%, 4/01/61	42,000	41,940
4.40%, 12/01/61	146,000	160,382

Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27(b)	74,000	75,976

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Media (Continued)
Comcast Corp.,
3.10%, 4/01/25		$10,000	$10,795
3.95%, 10/15/25		160,000	179,439
3.15%, 3/01/26		50,000	54,534
3.30%, 2/01/27		76,000	83,949
3.30%, 4/01/27		348,000	385,277
4.15%, 10/15/28		330,000	383,717
2.65%, 2/01/30		139,000	147,701
3.40%, 4/01/30		560,000	624,891
4.25%, 10/15/30		560,000	665,231
1.95%, 1/15/31		361,000	362,006
4.60%, 10/15/38		68,000	85,573
3.25%, 11/01/39		20,000	21,839
3.75%, 4/01/40		120,000	139,105
3.40%, 7/15/46		20,000	21,866
4.00%, 8/15/47		22,000	26,305
3.97%, 11/01/47		330,000	392,541
4.00%, 3/01/48		20,000	23,956
4.70%, 10/15/48		241,000	316,159
4.00%, 11/01/49		238,000	285,826
3.45%, 2/01/50		50,000	55,811
2.80%, 1/15/51		40,000	39,660
2.45%, 8/15/52		74,000	68,754
Cox Communications, Inc.,
3.15%, 8/15/24(b)		71,000	75,754
3.85%, 2/01/25(b)		90,000	98,213
3.60%, 6/15/51(b)		139,000	148,229

Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26(b)		38,000	22,040
Discovery Communications LLC, 1.90%, 3/19/27	EUR	240,000	306,359
Fox Corp., 5.48%, 1/25/39		450,000	588,843
Gray Television, Inc., 7.00%, 5/15/27(b)		48,000	51,378
iHeartCommunications, Inc.,
6.37%, 5/01/26		49,783	52,521
5.25%, 8/15/27(b)		48,000	50,032
4.75%, 1/15/28(b)		7,000	7,253
NBCUniversal Media LLC,
5.95%, 4/01/41		44,000	64,637
4.45%, 1/15/43		113,000	141,314

Nexstar Media, Inc., 5.62%, 7/15/27(b)		69,000	72,947
Sirius XM Radio, Inc.,
3.88%, 8/01/22(b)		38,000	38,000
5.37%, 7/15/26(b)		28,000	28,910
5.00%, 8/01/27(b)		95,000	99,275
5.50%, 7/01/29(b)		51,000	55,853
	Par(a)	Value
Media (Continued)
TEGNA, Inc.,
4.63%, 3/15/28	$13,000	$13,390
5.00%, 9/15/29	10,000	10,450

Time Warner Cable LLC, 5.87%, 11/15/40	130,000	170,066
Time Warner Entertainment Co. L.P., 8.37%, 7/15/33	170,000	260,623
ViacomCBS, Inc.,
4.38%, 3/15/43	62,000	73,271
5.85%, 9/01/43	132,000	184,498
Walt Disney (The) Co.,
2.75%, 9/01/49	44,000	43,782
4.70%, 3/23/50	233,000	317,895
		10,882,785
Mining – 0.0%(i)
Freeport-McMoRan, Inc., 5.25%, 9/01/29	7,000	7,725
Newmont Corp., 2.25%, 10/01/30	156,000	158,730
		166,455
Miscellaneous Manufacturing – 0.1%
3M Co.,
2.38%, 8/26/29	310,000	329,348
3.70%, 4/15/50	60,000	71,881
Eaton Corp.,
2.75%, 11/02/22	40,000	41,203
4.15%, 11/02/42	30,000	36,551
General Electric Co.,
3.45%, 5/01/27	20,000	22,173
3.63%, 5/01/30	40,000	45,188
6.75%, 3/15/32	20,000	27,860
6.87%, 1/10/39	142,000	215,981
4.50%, 3/11/44	2,000	2,469
Textron, Inc.,
3.65%, 3/15/27	113,000	125,872
3.90%, 9/17/29	122,000	138,841
2.45%, 3/15/31	47,000	48,088
		1,105,455
Oil & Gas – 1.3%
Apache Corp.,
4.37%, 10/15/28	540,000	572,092
4.75%, 4/15/43	100,000	102,750
4.25%, 1/15/44	380,000	372,324
BP Capital Markets America, Inc.,
3.22%, 11/28/23	70,000	74,269
3.79%, 2/06/24	228,000	245,803
3.19%, 4/06/25	199,000	214,615
3.41%, 2/11/26	20,000	21,977

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas (Continued)
BP Capital Markets America, Inc.,
3.12%, 5/04/26	$220,000	$239,782
3.94%, 9/21/28	240,000	275,911
3.63%, 4/06/30	80,000	90,645
1.75%, 8/10/30	200,000	198,071
3.00%, 2/24/50	230,000	227,013
3.38%, 2/08/61	20,000	20,795
Chevron Corp.,
1.55%, 5/11/25	130,000	133,672
2.00%, 5/11/27	40,000	41,775
2.98%, 5/11/40	250,000	265,898
3.08%, 5/11/50	490,000	517,645
Chevron USA, Inc.,
3.85%, 1/15/28	240,000	274,905
6.00%, 3/01/41	70,000	104,953
4.95%, 8/15/47	64,000	87,561
2.34%, 8/12/50	55,000	51,191
Cimarex Energy Co.,
3.90%, 5/15/27	280,000	311,568
4.38%, 3/15/29	290,000	332,041

Citgo Holding, Inc., 9.25%, 8/01/24(b)	41,000	40,891
ConocoPhillips,
3.75%, 10/01/27(b)	110,000	125,209
4.30%, 8/15/28(b)	310,000	363,832
Continental Resources, Inc.,
4.50%, 4/15/23	90,000	93,586
3.80%, 6/01/24	130,000	136,304
4.37%, 1/15/28	160,000	177,200

CrownRock L.P./CrownRock Finance, Inc., 5.62%, 10/15/25(b)	33,000	33,825
Devon Energy Corp.,
5.85%, 12/15/25	120,000	140,865
5.25%, 10/15/27(b)	12,000	12,817
4.50%, 1/15/30(b)	125,000	136,323
5.60%, 7/15/41	180,000	224,557
4.75%, 5/15/42	70,000	79,994
5.00%, 6/15/45	360,000	424,746
Diamondback Energy, Inc.,
2.88%, 12/01/24	50,000	52,654
3.50%, 12/01/29	384,000	416,299
3.13%, 3/24/31	229,000	240,398
EOG Resources, Inc.,
4.15%, 1/15/26	118,000	133,147
4.38%, 4/15/30	270,000	323,586
3.90%, 4/01/35	180,000	212,285
4.95%, 4/15/50	270,000	367,331
Exxon Mobil Corp.,
1.57%, 4/15/23	10,000	10,213
		Par(a)	Value
Oil & Gas (Continued)
Exxon Mobil Corp.,
2.99%, 3/19/25		$300,000	$322,090
3.04%, 3/01/26		70,000	76,313
2.44%, 8/16/29		240,000	253,185
3.48%, 3/19/30		120,000	136,383
1.41%, 6/26/39	EUR	130,000	157,161
4.11%, 3/01/46		20,000	24,361
4.33%, 3/19/50		10,000	12,648
3.45%, 4/15/51		300,000	335,294
Marathon Petroleum Corp.,
4.50%, 5/01/23		31,000	32,976
4.50%, 4/01/48		78,000	89,503

Matador Resources Co., 5.87%, 9/15/26		15,000	15,247
Occidental Petroleum Corp.,
6.95%, 7/01/24		200,000	223,000
5.55%, 3/15/26		160,000	175,134
3.00%, 2/15/27		220,000	218,350
7.87%, 9/15/31		210,000	273,000
4.50%, 7/15/44		80,000	78,800
6.60%, 3/15/46		150,000	184,523
4.10%, 2/15/47		50,000	47,325
4.20%, 3/15/48		230,000	220,225
Pioneer Natural Resources Co.,
1.13%, 1/15/26		30,000	29,826
2.15%, 1/15/31		182,000	179,649

SM Energy Co., 10.00%, 1/15/25(b)		8,000	8,900
Sunoco L.P./Sunoco Finance Corp., 6.00%, 4/15/27		17,000	17,744
			11,634,955
Oil & Gas Services – 0.0%(i)
Halliburton Co., 3.80%, 11/15/25		5,000	5,542
Packaging & Containers – 0.0%(i)
Ball Corp., 4.88%, 3/15/26		11,000	12,293
Owens-Brockway Glass Container, Inc., 5.87%, 8/15/23(b)		42,000	44,992
			57,285
Pharmaceuticals – 1.5%
AbbVie, Inc.,
2.30%, 11/21/22		555,000	569,042
3.75%, 11/14/23		20,000	21,416
2.60%, 11/21/24		1,101,000	1,164,774
3.80%, 3/15/25		495,000	542,285
3.60%, 5/14/25		88,000	96,148
3.20%, 5/14/26		743,000	810,085

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Pharmaceuticals (Continued)
AbbVie, Inc.,
2.95%, 11/21/26	$100,000	$108,388
3.20%, 11/21/29	600,000	658,708
4.55%, 3/15/35	123,000	150,979
4.50%, 5/14/35	242,000	297,358
4.62%, 10/01/42	2,000	2,514
4.70%, 5/14/45	154,000	195,159
4.25%, 11/21/49	368,000	450,191
Bausch Health Americas, Inc.,
9.25%, 4/01/26(b)	53,000	57,372
8.50%, 1/31/27(b)	96,000	103,791
Bausch Health Cos., Inc.,
9.00%, 12/15/25(b)	53,000	56,569
5.75%, 8/15/27(b)	15,000	15,787
7.00%, 1/15/28(b)	41,000	43,050
7.25%, 5/30/29(b)	41,000	42,435
Becton Dickinson and Co.,
3.36%, 6/06/24	190,000	203,527
4.68%, 12/15/44	16,000	20,386
Bristol-Myers Squibb Co.,
2.90%, 7/26/24	192,000	205,116
3.88%, 8/15/25	81,000	90,191
3.20%, 6/15/26	160,000	176,202
3.40%, 7/26/29	210,000	237,857
5.00%, 8/15/45	69,000	96,181
Cigna Corp.,
3.75%, 7/15/23	101,000	107,259
4.12%, 11/15/25	20,000	22,500
3.40%, 3/01/27	79,000	87,465
4.37%, 10/15/28	935,000	1,100,016
4.80%, 8/15/38	100,000	126,715
4.90%, 12/15/48	100,000	132,547
CVS Health Corp.,
3.63%, 4/01/27	40,000	44,595
4.30%, 3/25/28	559,000	647,249
3.25%, 8/15/29	500,000	549,977
3.75%, 4/01/30	774,000	880,478
4.78%, 3/25/38	400,000	502,138
4.13%, 4/01/40	40,000	47,343
5.12%, 7/20/45	217,000	286,802
5.05%, 3/25/48	420,000	559,582
4.25%, 4/01/50	36,000	44,159

Elanco Animal Health, Inc., 5.90%, 8/28/28	11,000	13,152
Johnson & Johnson,
0.55%, 9/01/25	80,000	79,673
0.95%, 9/01/27	150,000	148,716
3.63%, 3/03/37	70,000	83,026
2.10%, 9/01/40	250,000	244,859
3.70%, 3/01/46	26,000	31,619
	Par(a)	Value
Pharmaceuticals (Continued)
Johnson & Johnson,
3.75%, 3/03/47	$36,000	$44,414
Merck & Co., Inc.,
0.75%, 2/24/26	120,000	119,877
1.45%, 6/24/30	70,000	69,436
2.45%, 6/24/50	50,000	48,505
Pfizer, Inc.,
0.80%, 5/28/25	160,000	161,294
3.45%, 3/15/29	43,000	48,861
2.63%, 4/01/30	261,000	282,795
1.70%, 5/28/30	225,000	227,419
2.70%, 5/28/50	310,000	316,050
		13,474,032
Pipelines – 1.5%
Boardwalk Pipelines L.P., 4.80%, 5/03/29	20,000	23,358
Buckeye Partners L.P., 3.95%, 12/01/26	8,000	8,103
Cameron LNG LLC,
2.90%, 7/15/31(b)	30,000	32,626
3.30%, 1/15/35(b)	672,000	737,564
3.40%, 1/15/38(b)	129,000	138,831
Cheniere Corpus Christi Holdings LLC,
5.87%, 3/31/25	88,000	100,564
5.13%, 6/30/27	407,000	476,745

Cheniere Energy Partners L.P., 4.50%, 10/01/29	20,000	21,575
DCP Midstream Operating L.P.,
5.37%, 7/15/25	11,000	12,155
5.13%, 5/15/29	8,000	8,913

Eastern Gas Transmission & Storage, Inc., 4.80%, 11/01/43(b)	39,000	47,887
Energy Transfer L.P.,
7.60%, 2/01/24	154,000	175,171
4.05%, 3/15/25	120,000	130,386
2.90%, 5/15/25	527,000	555,890
5.95%, 12/01/25	160,000	187,345
4.75%, 1/15/26	111,000	125,168
4.95%, 6/15/28	20,000	23,338
5.25%, 4/15/29	60,000	71,499
3.75%, 5/15/30	370,000	403,656
6.50%, 2/01/42	130,000	170,891
5.30%, 4/01/44	160,000	189,322
6.25%, 4/15/49	20,000	26,364
Enterprise Products Operating LLC,
4.15%, 10/16/28	270,000	313,724
3.13%, 7/31/29	434,000	472,934
2.80%, 1/31/30	550,000	589,895

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Pipelines (Continued)
Enterprise Products Operating LLC,
7.55%, 4/15/38	$10,000	$15,744
4.85%, 3/15/44	80,000	100,095
5.10%, 2/15/45	100,000	128,432
4.80%, 2/01/49	10,000	12,649
4.20%, 1/31/50	30,000	35,300
3.70%, 1/31/51	70,000	76,623
3.95%, 1/31/60	60,000	67,612
Kinder Morgan Energy Partners L.P.,
4.25%, 9/01/24	100,000	109,670
6.95%, 1/15/38	27,000	39,039
4.70%, 11/01/42	48,000	56,843
5.50%, 3/01/44	10,000	12,880
Kinder Morgan, Inc.,
4.30%, 6/01/25	90,000	100,151
4.30%, 3/01/28	60,000	69,152
5.30%, 12/01/34	7,000	8,812
5.55%, 6/01/45	80,000	105,199
5.05%, 2/15/46	40,000	49,668
5.20%, 3/01/48	60,000	76,820
MPLX L.P.,
4.88%, 12/01/24	74,000	82,682
1.75%, 3/01/26	252,000	256,038
4.00%, 3/15/28	200,000	224,536
4.80%, 2/15/29	30,000	35,522
2.65%, 8/15/30	103,000	105,743
4.50%, 4/15/38	90,000	103,516
4.70%, 4/15/48	90,000	105,649
5.50%, 2/15/49	90,000	117,077
NGPL PipeCo LLC,
4.88%, 8/15/27(b)	168,000	193,875
3.25%, 7/15/31(b)	238,000	248,149
7.77%, 12/15/37(b)	20,000	29,211

Northwest Pipeline LLC, 4.00%, 4/01/27	253,000	285,211
Sabine Pass Liquefaction LLC,
5.62%, 4/15/23	100,000	107,087
5.75%, 5/15/24	500,000	559,961
5.62%, 3/01/25	1,122,000	1,284,802
5.00%, 3/15/27	95,000	110,739

Southern Natural Gas Co. LLC, 8.00%, 3/01/32	80,000	116,028
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.37%, 2/01/27	33,000	34,196
6.50%, 7/15/27	33,000	35,846
5.00%, 1/15/28	11,000	11,567
5.50%, 3/01/30	13,000	14,315
		Par(a)	Value
Pipelines (Continued)

Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30(b)		$380,000	$400,250
Texas Eastern Transmission L.P., 3.50%, 1/15/28(b)		185,000	203,634
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26		1,103,000	1,400,723
4.00%, 3/15/28		258,000	294,395
3.95%, 5/15/50		68,000	77,854
Western Midstream Operating L.P.,
(3M USD LIBOR + 2.10%), 2.23%, 1/13/23(d)		40,000	39,783
4.35%, 2/01/25		50,000	52,375
4.65%, 7/01/26		90,000	96,476
Williams (The) Cos., Inc.,
7.50%, 1/15/31		48,000	67,712
4.85%, 3/01/48		110,000	135,462
			12,939,007
Real Estate Investment Trusts – 0.5%
American Tower Corp.,
5.00%, 2/15/24		54,000	59,737
2.40%, 3/15/25		250,000	261,693
1.30%, 9/15/25		72,000	72,607
1.60%, 4/15/26		85,000	86,310
3.38%, 10/15/26		40,000	43,736
3.95%, 3/15/29		53,000	60,197
3.80%, 8/15/29		189,000	212,849
Crown Castle International Corp.,
1.05%, 7/15/26		195,000	192,386
3.10%, 11/15/29		245,000	263,664
3.30%, 7/01/30		226,000	246,116
5.20%, 2/15/49		41,000	54,386
Digital Dutch Finco B.V.,
1.50%, 3/15/30	EUR	130,000	166,068
1.00%, 1/15/32	EUR	100,000	120,381
Duke Realty L.P.,
1.75%, 7/01/30		39,000	38,109
1.75%, 2/01/31		198,000	193,276
Equinix, Inc.,
1.00%, 9/15/25		297,000	296,730
1.45%, 5/15/26		83,000	83,443
2.15%, 7/15/30		89,000	89,530
2.50%, 5/15/31		78,000	80,918
GLP Capital L.P./GLP Financing II, Inc.,
3.35%, 9/01/24		65,000	68,739
5.37%, 4/15/26		60,000	69,443
4.00%, 1/15/30		53,000	57,722

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Real Estate Investment Trusts (Continued)
GLP Capital L.P./GLP Financing II, Inc.,
4.00%, 1/15/31		$200,000	$218,738
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,
5.62%, 5/01/24		132,000	142,868
4.50%, 9/01/26		38,000	40,470
5.75%, 2/01/27		59,000	65,933
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 8/01/26		8,000	8,201
5.00%, 10/15/27		90,000	95,269
4.62%, 8/01/29		12,000	12,918
National Retail Properties, Inc.,
3.10%, 4/15/50		42,000	42,163
3.50%, 4/15/51		107,000	115,440

Prologis Euro Finance LLC, 1.50%, 9/10/49	EUR	105,000	130,448
Realty Income Corp.,
3.00%, 1/15/27		15,000	16,370
3.25%, 1/15/31		74,000	82,058

RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/27		49,000	50,683
Service Properties Trust, 4.35%, 10/01/24		28,000	28,190
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 2/15/25(b)		47,000	47,821
4.25%, 12/01/26(b)		17,000	17,685
3.75%, 2/15/27(b)		11,000	11,316
4.63%, 12/01/29(b)		13,000	13,910
4.13%, 8/15/30(b)		10,000	10,517
			3,969,038
Retail – 0.5%
Costco Wholesale Corp.,
1.38%, 6/20/27		190,000	192,501
1.75%, 4/20/32		90,000	90,280

Dollar General Corp., 3.25%, 4/15/23		10,000	10,413
Home Depot (The), Inc.,
2.50%, 4/15/27		60,000	64,417
3.90%, 12/06/28		10,000	11,657
2.95%, 6/15/29		360,000	397,593
2.70%, 4/15/30		80,000	86,495
3.30%, 4/15/40		160,000	178,809
3.90%, 6/15/47		20,000	24,250
3.35%, 4/15/50		160,000	180,727
	Par(a)	Value
Retail (Continued)
Lowe's Cos., Inc.,
4.00%, 4/15/25	$413,000	$457,672
1.30%, 4/15/28	154,000	151,983
3.65%, 4/05/29	78,000	88,285
4.50%, 4/15/30	50,000	59,698
McDonald's Corp.,
3.30%, 7/01/25	70,000	76,176
1.45%, 9/01/25	140,000	143,101
3.70%, 1/30/26	60,000	66,845
3.50%, 3/01/27	30,000	33,327
3.50%, 7/01/27	60,000	67,034
3.80%, 4/01/28	270,000	307,722
2.12%, 3/01/30	307,000	315,320
3.60%, 7/01/30	171,000	194,279
4.60%, 5/26/45	29,000	36,984
4.87%, 12/09/45	128,000	169,067
4.20%, 4/01/50	354,000	436,841
Starbucks Corp.,
2.25%, 3/12/30	79,000	81,276
2.55%, 11/15/30	224,000	236,056

Target Corp., 2.25%, 4/15/25	110,000	115,841
Walmart, Inc.,
3.40%, 6/26/23	40,000	42,239
3.55%, 6/26/25	30,000	33,129
3.70%, 6/26/28	380,000	436,450
		4,786,467
Semiconductors – 0.7%
Applied Materials, Inc.,
1.75%, 6/01/30	140,000	140,647
4.35%, 4/01/47	70,000	89,971

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.87%, 1/15/27	132,000	146,373
Broadcom, Inc.,
4.70%, 4/15/25	270,000	303,358
3.15%, 11/15/25	370,000	397,870
4.75%, 4/15/29	320,000	375,769
5.00%, 4/15/30	373,000	445,309
4.15%, 11/15/30	361,000	409,189
3.47%, 4/15/34(b)	214,000	227,853
Intel Corp.,
3.70%, 7/29/25	20,000	22,099
3.73%, 12/08/47	183,000	210,543
4.75%, 3/25/50	130,000	173,850
KLA Corp.,
4.10%, 3/15/29	265,000	308,525
3.30%, 3/01/50	216,000	234,191
Lam Research Corp.,
3.75%, 3/15/26	161,000	180,420
4.87%, 3/15/49	112,000	154,841

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Semiconductors (Continued)
Lam Research Corp.,
2.88%, 6/15/50		$100,000	$103,716

Micron Technology, Inc., 2.50%, 4/24/23		100,000	102,998
NVIDIA Corp.,
3.20%, 9/16/26		48,000	52,982
1.55%, 6/15/28		365,000	367,930
2.85%, 4/01/30		58,000	63,421
3.50%, 4/01/40		150,000	171,903
3.50%, 4/01/50		550,000	635,016
3.70%, 4/01/60		100,000	120,874
QUALCOMM, Inc.,
4.80%, 5/20/45		50,000	67,667
4.30%, 5/20/47		124,000	159,305
3.25%, 5/20/50		40,000	43,779
Texas Instruments, Inc.,
2.90%, 11/03/27		390,000	427,798
1.75%, 5/04/30		70,000	70,929
			6,209,126
Shipbuilding – 0.0%(i)
Huntington Ingalls Industries, Inc.,
3.84%, 5/01/25		75,000	82,068
4.20%, 5/01/30		143,000	164,652
			246,720
Software – 0.9%
Activision Blizzard, Inc.,
1.35%, 9/15/30		136,000	129,554
2.50%, 9/15/50		134,000	122,339

Adobe, Inc., 2.30%, 2/01/30		200,000	210,284
Autodesk, Inc., 3.50%, 6/15/27		259,000	288,698
Citrix Systems, Inc.,
4.50%, 12/01/27		203,000	231,994
3.30%, 3/01/30		71,000	75,589
Electronic Arts, Inc.,
1.85%, 2/15/31		115,000	114,182
2.95%, 2/15/51		45,000	44,926
Fidelity National Information Services, Inc.,
1.00%, 12/03/28	EUR	105,000	130,630
2.95%, 5/21/39	EUR	100,000	150,813
Fiserv, Inc.,
4.20%, 10/01/28		57,000	66,069
3.50%, 7/01/29		657,000	733,817
2.65%, 6/01/30		52,000	54,682
Microsoft Corp.,
2.40%, 8/08/26		60,000	64,220
3.30%, 2/06/27		900,000	1,006,000
		Par(a)	Value
Software (Continued)
Microsoft Corp.,
2.53%, 6/01/50		$364,000	$363,816
2.92%, 3/17/52		333,000	358,825
Oracle Corp.,
1.65%, 3/25/26		390,000	397,245
2.88%, 3/25/31		430,000	454,969
4.30%, 7/08/34		132,000	156,216
3.90%, 5/15/35		109,000	123,988
3.85%, 7/15/36		170,000	191,408
6.12%, 7/08/39		182,000	253,729
3.60%, 4/01/40		295,000	315,647
3.65%, 3/25/41		557,000	604,290
4.12%, 5/15/45		70,000	78,856
4.00%, 7/15/46		260,000	288,119
4.00%, 11/15/47		174,000	193,524
3.60%, 4/01/50		231,000	241,221
4.10%, 3/25/61		38,000	42,878
Roper Technologies, Inc.,
2.95%, 9/15/29		76,000	82,352
2.00%, 6/30/30		64,000	64,222
salesforce.com, Inc.,
3.70%, 4/11/28		250,000	286,108
3.05%, 7/15/61		19,000	19,777

ServiceNow, Inc., 1.40%, 9/01/30		51,000	48,792
VMware, Inc.,
8/15/28(f)		69,000	69,217
8/15/31(f)		108,000	107,823
			8,166,819
Telecommunications – 1.7%
AT&T, Inc.,
1.70%, 3/25/26		126,000	127,957
3.80%, 2/15/27		170,000	190,797
2.30%, 6/01/27		435,000	455,444
1.65%, 2/01/28		798,000	798,775
4.35%, 3/01/29		144,000	167,559
4.30%, 2/15/30(b)		105,000	122,402
4.30%, 2/15/30		278,000	324,074
2.75%, 6/01/31		145,000	152,623
2.55%, 12/01/33(b)		472,000	476,170
3.15%, 9/04/36	EUR	100,000	149,501
3.10%, 2/01/43		450,000	449,698
4.80%, 6/15/44		22,000	26,862
3.50%, 9/15/53(b)		178,000	183,998
3.55%, 9/15/55(b)		357,000	368,763
3.80%, 12/01/57(b)		164,000	174,722
3.65%, 9/15/59(b)		212,000	218,822
3.50%, 2/01/61		127,000	126,893

Corning, Inc., 4.37%, 11/15/57		66,000	80,391

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Telecommunications (Continued)

Juniper Networks, Inc., 2.00%, 12/10/30	$70,000	$68,374
Level 3 Financing, Inc., 4.62%, 9/15/27(b)	12,000	12,462
Motorola Solutions, Inc.,
4.60%, 5/23/29	235,000	277,507
2.75%, 5/24/31	403,000	418,025
5.50%, 9/01/44	105,000	138,525

Sprint Corp., 7.62%, 3/01/26	94,000	114,820
T-Mobile USA, Inc.,
3.50%, 4/15/25	230,000	249,775
3.75%, 4/15/27	311,000	346,728
2.05%, 2/15/28	71,000	72,595
3.88%, 4/15/30	1,201,000	1,356,037
2.55%, 2/15/31	137,000	140,240
2.25%, 11/15/31	230,000	230,534
3.00%, 2/15/41	90,000	90,595
3.30%, 2/15/51	70,000	71,370
Verizon Communications, Inc.,
3.38%, 2/15/25	190,000	206,658
0.85%, 11/20/25	30,000	29,839
1.45%, 3/20/26	90,000	91,229
2.63%, 8/15/26	10,000	10,661
4.13%, 3/16/27	202,000	231,312
3.00%, 3/22/27	30,000	32,553
2.10%, 3/22/28	361,000	371,161
4.33%, 9/21/28	424,000	497,301
3.88%, 2/08/29	102,000	116,996
3.15%, 3/22/30	403,000	439,088
1.50%, 9/18/30	436,000	423,040
1.68%, 10/30/30	126,000	121,850
1.75%, 1/20/31	329,000	319,331
2.55%, 3/21/31	465,000	483,464
4.50%, 8/10/33	1,010,000	1,231,018
4.27%, 1/15/36	457,000	549,273
2.65%, 11/20/40	707,000	692,176
3.85%, 11/01/42	60,000	69,517
4.12%, 8/15/46	70,000	83,214
4.86%, 8/21/46	110,000	144,750
4.52%, 9/15/48	40,000	50,574
4.00%, 3/22/50	190,000	222,329
2.88%, 11/20/50	564,000	548,907
3.70%, 3/22/61	207,000	228,668
		15,377,947
Toys/Games/Hobbies – 0.0%(i)
Hasbro, Inc., 2.60%, 11/19/22	175,000	179,634
	Par(a)	Value
Transportation – 0.5%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41	$106,000	$148,428
3.30%, 9/15/51	242,000	269,081
CSX Corp.,
2.40%, 2/15/30	133,000	138,329
4.10%, 3/15/44	107,000	128,009
4.75%, 11/15/48	74,000	97,556
2.50%, 5/15/51	47,000	43,955
4.65%, 3/01/68	38,000	51,552
FedEx Corp.,
4.25%, 5/15/30	153,000	180,768
2.40%, 5/15/31	297,000	307,408
3.88%, 8/01/42	14,000	16,017
4.55%, 4/01/46	54,000	66,591
Norfolk Southern Corp.,
2.90%, 6/15/26	155,000	168,000
3.05%, 5/15/50	260,000	267,657
Ryder System, Inc.,
2.50%, 9/01/24	75,000	78,764
4.62%, 6/01/25	287,000	323,876
Union Pacific Corp.,
3.25%, 8/15/25	27,000	29,445
2.75%, 3/01/26	53,000	56,999
2.15%, 2/05/27	120,000	125,235
2.40%, 2/05/30	220,000	230,067
3.20%, 5/20/41	43,000	46,463
3.95%, 8/15/59	104,000	124,165
3.84%, 3/20/60	199,000	233,766
2.97%, 9/16/62	93,000	92,194
3.75%, 2/05/70	160,000	182,951
United Parcel Service, Inc.,
3.40%, 3/15/29	109,000	123,216
4.45%, 4/01/30	310,000	378,226
6.20%, 1/15/38	61,000	91,397
5.20%, 4/01/40	60,000	82,951
3.63%, 10/01/42	33,000	39,016
XPO Logistics, Inc.,
6.12%, 9/01/23(b)	13,000	13,055
6.75%, 8/15/24(b)	49,000	50,837
		4,185,974
Trucking & Leasing – 0.1%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.25%, 1/17/23(b)	4,000	4,210
2.70%, 3/14/23(b)	51,000	52,660
2.70%, 11/01/24(b)	25,000	26,316
3.95%, 3/10/25(b)	30,000	32,773
4.00%, 7/15/25(b)	94,000	104,150
1.20%, 11/15/25(b)	82,000	81,771

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Trucking & Leasing (Continued)
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.45%, 1/29/26(b)	$10,000	$11,265
1.70%, 6/15/26(b)	241,000	244,356
		557,501
Total Corporate Bonds (Cost $194,842,128)		203,559,540

Foreign Issuer Bonds – 11.4%
Argentina – 0.0%(i)
Argentine Republic Government International Bond,
(Step to 1.50% on 7/09/22) , 1.13%, 7/09/35(g)	309,000	99,655
(Step to 3.50% on 7/09/22) , 2.50%, 7/09/41(g)	285,000	106,462

Capex S.A., 6.88%, 5/15/24(b)	22,000	20,295
YPF S.A., 7.00%, 12/15/47(b)	45,000	29,307
		255,719
Australia – 0.2%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	20,000	27,967
FMG Resources (August 2006) Pty. Ltd., 4.50%, 9/15/27(b)	8,000	8,730
Glencore Funding LLC,
4.12%, 3/12/24(b)	390,000	420,368
1.63%, 4/27/26(b)	238,000	239,823
4.00%, 3/27/27(b)	320,000	356,831
3.87%, 10/27/27(b)	70,000	77,856
2.50%, 9/01/30(b)	320,000	322,769
2.85%, 4/27/31(b)	208,000	215,222
		1,669,566
Belgium – 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26	80,000	88,731
4.70%, 2/01/36	617,000	767,618
4.90%, 2/01/46	200,000	256,372

Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	62,000	71,470
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/28	889,000	1,018,802
4.75%, 1/23/29	330,000	396,943
	Par(a)	Value
Belgium (Continued)
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/01/30	$845,000	$951,165
4.35%, 6/01/40	130,000	157,446
4.95%, 1/15/42	34,000	43,624
5.55%, 1/23/49	220,000	309,019
4.50%, 6/01/50	230,000	285,787
		4,346,977
Brazil – 0.4%
Banco Votorantim S.A., 4.00%, 9/24/22(b)	200,000	205,752
Embraer Netherlands Finance B.V., 5.40%, 2/01/27	13,000	13,767
Embraer Overseas Ltd., 5.70%, 9/16/23	19,000	20,309
Gol Finance S.A., 7.00%, 1/31/25(b)	102,000	94,666
Klabin Austria GmbH, 3.20%, 1/12/31(b)	200,000	197,512
Oi S.A., 10.00%, 7/27/25(m)	26,000	25,688
Petrobras Global Finance B.V.,
6.25%, 3/17/24	16,000	17,920
5.30%, 1/27/25	58,000	64,960

Rumo Luxembourg S.a.r.l., 5.87%, 1/18/25(b)	200,000	208,752
Suzano Austria GmbH,
6.00%, 1/15/29	920,000	1,096,042
3.12%, 1/15/32	45,000	44,595
Vale Overseas Ltd.,
6.25%, 8/10/26	850,000	1,020,340
3.75%, 7/08/30	99,000	105,930
		3,116,233
Canada – 0.2%
1011778 B.C. ULC/New Red Finance, Inc., 3.88%, 1/15/28(b)	11,000	11,094
Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.30%, 1/15/30(b)	15,235	15,568
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(b)	246,000	273,634
Bank of Montreal,
1.85%, 5/01/25	210,000	217,630
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(j)	40,000	44,508

Bank of Nova Scotia (The), 1.30%, 6/11/25	120,000	121,891

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Canada (Continued)

Barrick North America Finance LLC, 5.75%, 5/01/43		$190,000	$273,098
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.25%, 9/15/27(b)		74,000	78,148
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23		100,000	101,021
Canadian Pacific Railway Co., 2.05%, 3/05/30		74,000	74,706
Magna International, Inc., 2.45%, 6/15/30		60,000	62,245
Mattamy Group Corp., 5.25%, 12/15/27(b)		8,000	8,319
Royal Bank of Canada,
1.60%, 4/17/23		190,000	194,160
1.15%, 6/10/25		100,000	100,925

Suncor Energy, Inc., 6.50%, 6/15/38		81,000	115,456
Toronto-Dominion Bank (The),
0.75%, 6/12/23		210,000	211,548
1.15%, 6/12/25		110,000	111,285

TransCanada PipeLines Ltd., 4.62%, 3/01/34		61,000	73,297
			2,088,533
Chile – 0.3%
Chile Government International Bond,
2.55%, 7/27/33		240,000	244,745
3.10%, 5/07/41		920,000	931,113
3.10%, 1/22/61		310,000	298,000
Corp. Nacional del Cobre de Chile,
3.63%, 8/01/27(b)		330,000	359,406
3.70%, 1/30/50(b)		560,000	589,389

Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26(b)		200,000	221,502
Kenbourne Invest S.A., 6.87%, 11/26/24(b)		200,000	211,750
			2,855,905
China – 2.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27		300,000	328,089
China Government Bond,
1.99%, 4/09/25	CNY	53,630,000	8,095,414
2.41%, 6/19/25	CNY	7,600,000	1,162,223
		Par(a)	Value
China (Continued)
China Government Bond,
2.85%, 6/04/27	CNY	$5,500,000	$853,877
2.68%, 5/21/30	CNY	50,300,000	7,605,354
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/01/25(b)		80,000	84,616
3.87%, 6/18/26(b)		50,000	55,937
4.30%, 6/18/29(b)		332,000	385,593
3.40%, 5/01/30(b)		205,000	226,789
2.50%, 5/11/31(b)		283,000	293,393
Prosus N.V.,
3.68%, 1/21/30(b)		600,000	631,949
4.03%, 8/03/50(b)		380,000	365,436

Sinopec Group Overseas Development 2014 Ltd., 4.37%, 4/10/24(b)		290,000	316,462
Tencent Holdings Ltd.,
3.60%, 1/19/28(b)		220,000	241,427
3.24%, 6/03/50		740,000	721,211
			21,367,770
Colombia – 0.6%
Colombia Government International Bond,
3.88%, 4/25/27		415,000	438,974
4.50%, 3/15/29		788,000	855,650
3.13%, 4/15/31		825,000	808,426
3.25%, 4/22/32		420,000	410,638
5.00%, 6/15/45		810,000	846,839
5.20%, 5/15/49		668,000	718,882
Ecopetrol S.A.,
5.37%, 6/26/26		117,000	128,396
6.87%, 4/29/30		56,000	67,614
5.87%, 5/28/45		710,000	757,023

Grupo Aval Ltd., 4.38%, 2/04/30(b)		200,000	197,695
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/29		200,000	199,002
			5,429,139
Denmark – 0.2%
Danske Bank A/S,
3.88%, 9/12/23(b)		400,000	425,488
(1Y US Treasury CMT + 1.03%), 1.17%, 12/08/23(b)(j)		200,000	200,919
5.37%, 1/12/24(b)		600,000	664,252
5.37%, 1/12/24		200,000	221,417
1.23%, 6/22/24(b)		200,000	202,281
			1,714,357

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Ecuador – 0.0%(i)
Ecuador Government International Bond, (Step to 2.50% on 7/31/22) , 1.00%, 7/31/35(g)	$43,248	$29,950
Finland – 0.0%(i)
Nordea Bank Abp, 1.00%, 6/09/23(b)	210,000	212,568
France – 0.3%
Altice France S.A., 8.12%, 2/01/27(b)	200,000	216,552
BNP Paribas S.A.,
(3M USD LIBOR + 2.24%), 4.70%, 1/10/25(b)(j)	200,000	218,040
(3M USD LIBOR + 1.11%), 2.82%, 11/19/25(b)(j)	433,000	455,258
(SOFR + 2.07%), 2.22%, 6/09/26(b)(j)	600,000	620,733
(3M USD LIBOR + 2.57%), 5.20%, 1/10/30(b)(j)	300,000	364,023
(SOFR + 1.51%), 3.05%, 1/13/31(b)(j)	200,000	213,510

BPCE S.A., 2.70%, 10/01/29(b)	250,000	265,525
Credit Agricole S.A., (SOFR + 1.68%), 1.91%, 6/16/26(b)(j)	250,000	255,890
Danone S.A., 2.95%, 11/02/26(b)	200,000	215,737
		2,825,268
Germany – 0.1%
BMW U.S. Capital LLC, 2.55%, 4/01/31(b)	222,000	235,429
Deutsche Bank A.G.,
(SOFR + 1.13%), 1.45%, 4/01/25(j)	212,000	213,709
1.68%, 3/19/26	500,000	507,585

Deutsche Telekom International Finance B.V., 3.60%, 1/19/27(b)	150,000	166,164
		1,122,887
Ghana – 0.0%(i)
Ghana Government International Bond, 8.63%, 4/07/34(b)	200,000	201,997
Hungary – 0.0%(i)
Hungary Government International Bond, 5.38%, 3/25/24	122,000	137,190
India – 0.0%(i)
Export-Import Bank of India, 3.38%, 8/05/26(b)	200,000	213,518
		Par(a)	Value
Indonesia – 0.5%
Indonesia Government International Bond,
2.85%, 2/14/30		$400,000	$417,358
4.35%, 1/11/48		1,350,000	1,542,738
3.70%, 10/30/49		330,000	346,631
3.05%, 3/12/51		222,000	217,940
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	1,485,000,000	104,253
6.25%, 6/15/36	IDR	1,629,000,000	112,092
7.12%, 6/15/42	IDR	1,348,000,000	94,375

Pertamina Persero PT, 6.00%, 5/03/42(b)		280,000	344,957
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28(b)		780,000	906,750
			4,087,094
Ireland – 0.0%(i)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/03/26		150,000	165,825
Israel – 0.1%
Energean Israel Finance Ltd., 5.88%, 3/30/31(b)		230,000	235,835
Israel Government International Bond,
2.75%, 7/03/30		500,000	538,075
4.50%, 4/03/20(n)		220,000	283,703
			1,057,613
Japan – 0.4%
Mitsubishi UFJ Financial Group, Inc.,
(1Y US Treasury CMT + 0.68%), 0.85%, 9/15/24(j)		366,000	367,615
2.19%, 2/25/25		407,000	424,523
Mizuho Financial Group, Inc.,
(SOFR + 1.24%), 2.84%, 7/16/25(j)		200,000	211,524
(SOFR + 1.53%), 1.98%, 9/08/31(j)		200,000	198,244

Nissan Motor Co. Ltd., 4.81%, 9/17/30(b)		600,000	684,994
Sumitomo Mitsui Financial Group, Inc.,
2.70%, 7/16/24		202,000	213,151
2.35%, 1/15/25		400,000	419,381
3.78%, 3/09/26		49,000	54,836

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Japan (Continued)
Takeda Pharmaceutical Co. Ltd.,
5.00%, 11/26/28		$200,000	$243,140
2.05%, 3/31/30		400,000	402,579
2.00%, 7/09/40	EUR	110,000	147,090
			3,367,077
Kazakhstan – 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44		400,000	507,908
KazMunayGas National Co. JSC, 6.37%, 10/24/48(b)		420,000	551,754
			1,059,662
Kuwait – 0.2%
Equate Petrochemical B.V.,
4.25%, 11/03/26(b)		210,000	233,146
2.63%, 4/28/28(b)		450,000	455,982

Kuwait International Government Bond, 3.50%, 3/20/27(b)		600,000	670,500
MEGlobal Canada ULC, 5.00%, 5/18/25(b)		200,000	223,540
			1,583,168
Macau – 0.0%(i)
Sands China Ltd., 5.13%, 8/08/25		300,000	335,559
Mexico – 0.7%
Cemex S.A.B. de C.V., 5.20%, 9/17/30(b)		200,000	219,000
Comision Federal de Electricidad,
4.75%, 2/23/27(b)		200,000	223,900
3.35%, 2/09/31(b)		500,000	495,000
Mexican Bonos,
7.75%, 5/29/31	MXN	2,900,000	154,664
7.75%, 11/13/42	MXN	2,000,000	102,320

Mexico City Airport Trust, 5.50%, 7/31/47		200,000	202,000
Mexico Government International Bond,
2.66%, 5/24/31		368,000	361,935
4.75%, 3/08/44		1,660,000	1,842,235
4.50%, 1/31/50		420,000	449,870
Orbia Advance Corp. S.A.B. de C.V.,
1.88%, 5/11/26(b)		280,000	281,708
2.88%, 5/11/31(b)		270,000	274,917
Petroleos Mexicanos,
7.19%, 9/12/24	MXN	1,200,000	57,647
6.87%, 10/16/25		25,000	27,530
	Par(a)	Value
Mexico (Continued)
Petroleos Mexicanos,
5.35%, 2/12/28	$43,000	$42,376
6.50%, 1/23/29	157,000	162,950
6.84%, 1/23/30	238,000	248,282
5.62%, 1/23/46	620,000	509,293
7.69%, 1/23/50	51,000	49,572
		5,705,199
Morocco – 0.0%(i)
OCP S.A., 4.50%, 10/22/25(b)	200,000	216,477
Netherlands – 0.4%
Cooperatieve Rabobank U.A.,
4.62%, 12/01/23	250,000	272,604
4.37%, 8/04/25	440,000	493,274

ING Groep N.V., 4.62%, 1/06/26(b)	400,000	458,108
Shell International Finance B.V.,
3.50%, 11/13/23	170,000	181,752
2.88%, 5/10/26	140,000	152,265
3.88%, 11/13/28	49,000	56,676
2.38%, 11/07/29	623,000	655,864
2.75%, 4/06/30	161,000	173,845
4.37%, 5/11/45	121,000	151,531
4.00%, 5/10/46	80,000	95,685
3.25%, 4/06/50	300,000	326,072
		3,017,676
Panama – 0.3%
Banco Latinoamericano de Comercio Exterior S.A., 2.38%, 9/14/25(b)	200,000	205,230
Panama Government International Bond,
3.87%, 3/17/28	400,000	440,420
6.70%, 1/26/36	780,000	1,064,708
4.30%, 4/29/53	600,000	665,514
		2,375,872
Peru – 0.4%
Peruvian Government International Bond,
4.13%, 8/25/27	603,000	669,240
6.55%, 3/14/37	360,000	489,154
3.30%, 3/11/41	230,000	224,250
5.62%, 11/18/50	350,000	473,574
Petroleos del Peru S.A.,
4.75%, 6/19/32(b)	500,000	516,953
5.62%, 6/19/47(b)	200,000	206,500

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Peru (Continued)

Southern Copper Corp., 5.25%, 11/08/42		$700,000	$885,500
			3,465,171
Philippines – 0.0%(i)
Philippine Government International Bond, 3.00%, 2/01/28		260,000	280,926
Poland – 0.1%
Republic of Poland Government International Bond, 4.00%, 1/22/24		790,000	857,971
Qatar – 0.4%
Qatar Government International Bond,
3.87%, 4/23/23(b)		200,000	211,793
4.82%, 3/14/49(b)		1,170,000	1,522,226
Qatar Petroleum,
2.25%, 7/12/31(b)		550,000	556,464
3.13%, 7/12/41(b)		350,000	362,904
3.30%, 7/12/51(b)		360,000	373,050
			3,026,437
Russia – 0.2%
Russian Federal Bond - OFZ, 5.90%, 3/12/31	RUB	24,518,000	315,778
Russian Foreign Bond - Eurobond, 5.63%, 4/04/42(b)		1,000,000	1,300,000
			1,615,778
Saudi Arabia – 0.0%(i)
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		200,000	207,408
South Africa – 0.2%
Anglo American Capital PLC,
4.00%, 9/11/27(b)		400,000	448,125
5.62%, 4/01/30(b)		200,000	247,477

Liquid Telecommunications Financing PLC, 5.50%, 9/04/26(b)		200,000	206,380
Republic of South Africa Government Bond, 7.00%, 2/28/31	ZAR	4,862,303	285,908
Sasol Financing USA LLC, 5.50%, 3/18/31		200,000	208,500
			1,396,390
Spain – 0.2%
Banco Santander S.A.,
2.75%, 5/28/25		800,000	843,980
1.85%, 3/25/26		200,000	203,296
	Par(a)	Value
Spain (Continued)
Banco Santander S.A.,
3.30%, 6/27/29	$200,000	$220,624

Telefonica Emisiones S.A., 4.10%, 3/08/27	150,000	169,633
		1,437,533
Sweden – 0.0%(i)
Swedbank AB, 1.30%, 6/02/23(b)	200,000	203,168
Switzerland – 0.4%
Credit Suisse A.G.,
1.00%, 5/05/23	670,000	677,299
2.95%, 4/09/25	250,000	268,031
Credit Suisse Group A.G.,
(SOFR + 1.56%), 2.59%, 9/11/25(b)(j)	250,000	260,658
(SOFR + 3.73%), 4.20%, 4/01/31(b)(j)	250,000	284,950
(SOFR + 1.73%), 3.09%, 5/14/32(b)(j)	250,000	261,141

Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	435,000	451,684
UBS Group A.G.,
(3M USD LIBOR + 0.95%), 2.86%, 8/15/23(b)(j)	200,000	204,914
(5Y USD Swap Rate + 4.34%), 7.00%, 1/31/24(b)(j)(k)	400,000	439,500
4.25%, 3/23/28(b)	770,000	879,993
		3,728,170
United Arab Emirates – 0.4%
Abu Dhabi Government International Bond,
2.50%, 10/11/22(b)	610,000	625,671
3.12%, 9/30/49(b)	1,110,000	1,139,859
Abu Dhabi National Energy Co. PJSC,
2.00%, 4/29/28(b)	560,000	565,824
3.40%, 4/29/51(b)	370,000	389,462

DP World Ltd., 5.62%, 9/25/48(b)	700,000	875,287
MDGH - GMTN B.V., 2.88%, 11/07/29(b)	200,000	210,361
		3,806,464
United Kingdom – 1.0%
AstraZeneca PLC, 1.38%, 8/06/30	282,000	272,581
BAE Systems Holdings, Inc., 3.85%, 12/15/25(b)	253,000	280,051

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
United Kingdom (Continued)
BAE Systems PLC, 3.40%, 4/15/30(b)	$268,000	$296,129
Barclays PLC,
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(j)	800,000	944,007
(3M USD LIBOR + 3.05%), 5.09%, 6/20/30(j)	200,000	234,658
BAT Capital Corp.,
3.56%, 8/15/27	300,000	324,692
2.26%, 3/25/28	100,000	100,620
4.91%, 4/02/30	240,000	279,123
2.73%, 3/25/31	243,000	244,790
4.54%, 8/15/47	210,000	226,754
3.98%, 9/25/50	66,000	65,658
BAT International Finance PLC,
3.95%, 6/15/25(b)	62,000	68,293
1.67%, 3/25/26	339,000	342,447
HSBC Holdings PLC,
(SOFR + 1.93%), 2.10%, 6/04/26(j)	200,000	206,494
(3M USD LIBOR + 1.53%), 4.58%, 6/19/29(j)	287,000	333,944
(3M USD LIBOR + 1.61%), 3.97%, 5/22/30(j)	550,000	620,508
(5Y US Treasury CMT + 3.25%), 4.70%, 3/09/31(j)(k)	200,000	206,624
(SOFR + 1.19%), 2.80%, 5/24/32(j)	200,000	207,441
Lloyds Banking Group PLC,
(3M USD LIBOR + 0.81%), 2.91%, 11/07/23(j)	270,000	278,078
3.75%, 1/11/27	200,000	222,397
4.37%, 3/22/28	290,000	335,678
Natwest Group PLC,
(3M USD LIBOR + 1.76%), 4.27%, 3/22/25(j)	400,000	434,720
(3M USD LIBOR + 1.91%), 5.08%, 1/27/30(j)	200,000	239,620
RELX Capital, Inc.,
3.50%, 3/16/23	197,000	206,412
4.00%, 3/18/29	272,000	312,469
3.00%, 5/22/30	209,000	225,586

Reynolds American, Inc., 5.85%, 8/15/45	108,000	134,861
Santander UK Group Holdings PLC,
(SOFR + 0.79%), 1.09%, 3/15/25(j)	200,000	201,000
(1Y US Treasury CMT + 1.25%), 1.53%, 8/21/26(j)	305,000	307,162
	Par(a)	Value
United Kingdom (Continued)
Vodafone Group PLC,
4.37%, 5/30/28	$130,000	$152,251
5.25%, 5/30/48	86,000	114,510
4.87%, 6/19/49	194,000	247,428
		8,666,986
Uruguay – 0.2%
Uruguay Government International Bond,
4.37%, 10/27/27	70,000	80,486
4.38%, 1/23/31	600,000	701,286
5.10%, 6/18/50	581,786	762,058
		1,543,830
Total Foreign Issuer Bonds (Cost $97,443,479)		100,795,031

	Par	Value
Mortgage-Backed Securities – 27.9%
Federal Home Loan Mortgage Corporation – 2.9%
Freddie Mac Strips, Series 334, Class S7, (6.10% - 1M USD LIBOR, 6.10% Cap), 6.01%, 8/15/44(d)	33,052	7,319
Multiclass Certificates, Series 2020-RR07, Class BX, 2.61%, 10/27/28	4,160,000	661,979
Multifamily Structured Pass Through Certificates,
Series K736, Class X1, 1.31%, 7/25/26(c)	1,039,120	56,528
Series K095, Class XAM, 1.24%, 6/25/29(c)	500,000	46,067
Series K-1517, Class X1, 1.33%, 7/25/35(c)	239,804	35,778
Pool,
#ZS8673, 3.00%, 10/01/32	36,103	38,211
#ZT1970, 3.50%, 4/01/33	58,933	63,645
#ZS9068, 3.50%, 1/01/34	72,648	78,780
#SC0063, 3.50%, 5/01/35	283,088	306,737
#ZA2471, 3.00%, 9/01/37	10,133	10,629
#ZS9316, 3.50%, 1/01/38	144,613	156,639
#SC0111, 3.00%, 6/01/38	192,913	203,123
#RB5125, 8/01/41(f)	800,000	823,794
#SD0478, 4.00%, 1/01/45	1,080,815	1,191,570
#ZM1677, 3.00%, 9/01/46	858,507	923,324
#ZS9826, 3.00%, 10/01/46	46,355	49,759
#ZS4697, 3.00%, 1/01/47	37,822	40,197

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#SD0496, 3.00%, 2/01/47	$1,073,880	$1,163,627
#ZS4747, 3.50%, 12/01/47	487,961	519,615
#ZM5146, 4.00%, 12/01/47	171,026	183,781
#ZS4751, 3.50%, 1/01/48	118,930	126,547
#ZT1353, 3.50%, 2/01/48	115,887	123,451
#ZA5318, 3.50%, 3/01/48	35,366	37,639
#ZA5297, 4.00%, 3/01/48	146,496	159,734
#ZM6880, 4.50%, 6/01/48	20,680	22,363
#ZN2185, 4.50%, 12/01/48	15,400	16,600
#ZN2699, 4.50%, 1/01/49	516,592	555,775
#ZT1857, 4.50%, 3/01/49	1,268,241	1,417,561
#SD0494, 3.50%, 6/01/49	1,669,398	1,845,682
#QA0639, 4.00%, 6/01/49	330,274	359,309
#RA1084, 4.50%, 7/01/49	86,378	94,428
#RA1293, 3.00%, 9/01/49	202,184	217,131
#RA1877, 5.00%, 11/01/49	110,675	122,615
#QA7256, 3.00%, 2/01/50	394,532	414,048
#RA2114, 3.50%, 2/01/50	190,791	204,020
#RA2362, 3.50%, 3/01/50	113,695	120,762
#RA2313, 3.50%, 3/01/50	295,111	315,066
#RA2358, 4.00%, 3/01/50	44,920	48,352
#RA2353, 4.50%, 3/01/50	52,383	56,700
#SD8059, 4.50%, 4/01/50	175,762	189,472
#SD0520, 4.00%, 6/01/50	330,206	359,408
#RA3175, 3.00%, 7/01/50	321,126	341,362
#RA3282, 3.00%, 8/01/50	466,051	501,897
#RA3313, 3.00%, 8/01/50	117,163	125,091
#SD0500, 3.00%, 8/01/50	3,165	3,403
#SD0519, 3.00%, 8/01/50	580,123	627,133
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#RA3474, 3.00%, 9/01/50	$1,320,276	$1,406,226
#RA3882, 2.00%, 11/01/50	190,918	195,384
#QB5092, 2.50%, 11/01/50	94,335	99,396
#QB5093, 2.50%, 11/01/50	94,730	100,046
#RA4175, 2.50%, 12/01/50	288,048	303,246
#RA4414, 2.50%, 1/01/51	191,176	200,591
#QB9090, 2.00%, 2/01/51	99,013	101,141
#QB9087, 2.00%, 2/01/51	492,633	504,122
#RA4703, 2.00%, 2/01/51	291,804	298,852
#QB8602, 2.00%, 2/01/51	97,495	99,858
#QB8604, 2.00%, 2/01/51	97,686	99,991
#QB8934, 2.50%, 2/01/51	97,044	101,488
#RE6090, 1.50%, 3/01/51	586,184	574,029
#SD0552, 2.00%, 3/01/51	297,607	303,688
#QB8975, 2.00%, 3/01/51	98,906	101,135
#QB9391, 2.00%, 3/01/51	1,416,899	1,449,239
#QB9482, 2.00%, 3/01/51	98,052	100,147
#QB9961, 2.00%, 3/01/51	98,456	100,675
#QC0041, 2.00%, 3/01/51	98,185	100,282
#QC0160, 2.00%, 3/01/51	99,086	101,370
#QC0161, 2.00%, 3/01/51	96,769	98,925
#QB9290, 2.00%, 3/01/51	197,614	202,953
#QC0165, 2.50%, 3/01/51	98,275	103,149
#QC0297, 2.00%, 4/01/51	99,234	101,523
#SD0573, 2.00%, 4/01/51	99,335	101,742
#QC0288, 2.00%, 4/01/51	96,866	98,846
#QC1164, 2.00%, 4/01/51	99,076	101,386

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#QC1352, 2.00%, 4/01/51	$99,190	$101,217
#RA5117, 2.00%, 5/01/51	888,651	910,114
#RA5155, 2.00%, 5/01/51	495,186	507,913
#RA5373, 2.00%, 6/01/51	298,774	305,990
#SD0653, 2.50%, 7/01/51	99,720	104,991
#QC4446, 7/01/51(f)	100,000	105,285
#QC3690, 7/01/51(f)	99,791	104,815
#RA5576, 2.50%, 7/01/51	699,542	736,515
#QC4689, 8/01/51(f)	100,000	105,868
#QC4690, 8/01/51(f)	100,000	105,621
#QC4818, 8/01/51(f)	100,000	104,910
#QC4824, 8/01/51(f)	100,000	105,034
Real Estate Mortgage Investment Conduits,
Series 2019-RR01, Class X, 1.53%, 6/25/28	2,500,000	232,120
Series 5100, Class MI, 3.50%, 9/25/48	207,014	30,759
Series 4940, Class PI, 4.00%, 7/25/49	55,966	6,390
Series 4999, Class QI, 4.00%, 5/25/50	68,211	10,579
Series 4995, Class BI, 4.50%, 6/25/50	60,059	8,416
Series 5010, Class IK, 2.50%, 9/25/50	84,918	11,307
Series 5010, Class JI, 2.50%, 9/25/50	375,974	55,200
Series 5013, Class IN, 2.50%, 9/25/50	95,548	14,563
Series 5014, Class DI, 4.00%, 9/25/50	68,343	9,715
Series 5029, Class GI, 2.00%, 10/25/50	94,289	9,777
Series 5018, Class MI, 2.00%, 10/25/50	286,801	36,687
Series 5020, Class IC, 2.00%, 10/25/50	183,216	19,036
Series 5018, Class CI, 4.50%, 10/25/50	67,128	9,555
Series 5040, Class IB, 2.50%, 11/25/50	94,169	11,833
Series 5057, Class TI, 3.00%, 11/25/50	97,182	14,862
Series 5059, Class IB, 2.50%, 1/25/51	391,286	64,931
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5069, Class MI, 2.50%, 2/25/51	$96,976	$13,172
Series 5082, Class IW, 3.00%, 3/25/51	122,093	14,252
Series 5097, Class ID, 2.50%, 4/25/51	196,298	26,952
		26,014,460
Federal Home Loan Mortgage Corporation Gold – 0.9%
Pool,
#J37706, 3.00%, 10/01/32	261,387	276,931
#J37835, 3.00%, 11/01/32	340,035	359,790
#J38060, 3.00%, 12/01/32	339,234	359,417
#Q41209, 3.50%, 6/01/46	37,913	41,309
#G61677, 4.50%, 4/01/47	81,741	90,467
#G60972, 4.50%, 5/01/47	30,973	34,391
#Q48752, 3.50%, 6/01/47	35,675	38,499
#G61047, 4.50%, 7/01/47	133,969	148,979
#G61079, 4.50%, 7/01/47	37,876	41,747
#G08779, 3.50%, 9/01/47	319,054	339,697
#Q51461, 3.50%, 10/01/47	322,574	343,671
#V84260, 3.50%, 6/01/48	148,327	159,647
#G67713, 4.00%, 6/01/48	1,062,592	1,163,511
#Q59918, 4.50%, 7/01/48	259,912	288,863
#Q57853, 4.50%, 8/01/48	88,196	97,215
#G67715, 4.50%, 8/01/48	182,341	202,437
#G61739, 3.00%, 9/01/48	284,601	305,306
#G61886, 5.00%, 11/01/48	51,986	57,074
#G61989, 3.50%, 4/01/49	3,406,888	3,758,415
#G67721, 4.50%, 4/01/49	127,766	140,066
		8,247,432
Federal National Mortgage Association – 6.3%
Alternative Credit Enhancement Securities,
Series 2019-M6, Class A2, 3.45%, 1/01/29	110,000	125,921
Series 2019-M23, Class 3A3, 2.72%, 10/25/31	99,925	110,809
Series 2020-M36, Class X1, 1.47%, 9/25/34(c)	596,642	63,068
Series 2013-M6, Class 1AC, 3.43%, 2/25/43(c)	79,318	89,778

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)

Interest Strip, Series 409, Class C18, 4.00%, 4/25/42	$12,318	$1,647
Pool,
#AS0496, 3.00%, 9/01/28	19,380	20,535
#BL2454, 3.16%, 5/01/29	58,318	65,566
#AW1281, 3.00%, 7/01/29	7,778	8,245
#AW4229, 3.00%, 7/01/29	40,806	43,369
#BL3540, 2.79%, 8/01/29	300,000	330,901
#AX6435, 3.00%, 1/01/30	27,932	29,614
#BL5850, 2.26%, 4/01/30	195,031	208,161
#890696, 3.00%, 9/01/30	122,046	129,342
#BM5304, 3.00%, 9/01/32	39,823	42,431
#BH9243, 3.00%, 1/01/33	219,821	232,588
#BM4614, 3.00%, 3/01/33	46,353	49,317
#FM1680, 2.50%, 12/01/33	142,403	149,592
#CA3022, 3.50%, 1/01/34	119,958	130,696
#BM6019, 3.50%, 5/01/34	243,187	263,390
#CA6849, 3.00%, 8/01/35	121,327	129,656
#CA6876, 3.00%, 8/01/35	129,846	139,189
#CA7253, 2.50%, 10/01/35	229,289	244,466
#CA7255, 2.50%, 10/01/35	227,975	242,036
#CA7938, 2.50%, 11/01/35	394,076	417,156
#CA8377, 1.50%, 12/01/35	94,716	96,656
#CA8387, 2.50%, 12/01/35	514,949	545,666
#CA8388, 2.50%, 12/01/35	585,063	619,341
#CA8389, 3.00%, 12/01/35	141,235	151,435
#CA8391, 3.00%, 12/01/35	75,053	79,982
#MA2523, 3.00%, 2/01/36	338,406	357,602
#MA2579, 3.00%, 4/01/36	320,007	338,940
#MA2672, 3.00%, 7/01/36	347,432	367,160
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#MA2707, 3.00%, 8/01/36	$511,003	$540,594
#MA2749, 2.50%, 9/01/36	151,595	158,396
#MA2773, 3.00%, 10/01/36	701,986	743,504
#MA2832, 3.00%, 12/01/36	333,493	352,730
#890827, 3.50%, 12/01/37	771,041	836,445
#FM3123, 2.50%, 3/01/38	216,009	225,674
#FM5783, 3.00%, 6/01/38	156,048	164,671
#FM6134, 3.00%, 3/01/40	156,530	164,729
#CA9358, 2.50%, 3/01/41	196,043	206,925
#CB0100, 2.50%, 4/01/41	196,905	208,200
#CB0101, 2.50%, 4/01/41	197,160	208,104
#CB0114, 2.50%, 4/01/41	196,243	206,653
#CB0470, 2.50%, 5/01/41	395,848	415,869
#BM1948, 6.00%, 7/01/41	44,505	52,870
#BM4751, 3.50%, 3/01/43	102,937	111,850
#AU6873, 4.50%, 11/01/43	112,299	126,902
#AL5597, 4.50%, 6/01/44	166,984	186,225
#AS2947, 4.00%, 7/01/44	458,645	503,428
#AS3253, 4.00%, 9/01/44	61,521	67,184
#FM2256, 4.50%, 10/01/44	196,313	218,673
#AY6181, 3.50%, 4/01/45	45,199	48,794
#AS5480, 4.50%, 7/01/45	52,049	58,133
#AL9475, 4.50%, 11/01/45	67,291	74,713
#FM5434, 4.50%, 5/01/46	80,073	88,096
#AS7313, 3.50%, 6/01/46	360,144	389,977
#AS7488, 3.00%, 7/01/46	861,651	939,485
#BM1922, 4.50%, 7/01/46	147,506	166,686
#BC1509, 3.00%, 8/01/46	95,008	101,589
#AS7844, 3.00%, 9/01/46	128,159	137,095
#BC2817, 3.00%, 9/01/46	180,208	192,327
#AL9397, 3.00%, 10/01/46	140,163	149,576

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#AL9546, 3.50%, 11/01/46	$97,564	$106,586
#AS8380, 4.00%, 11/01/46	57,488	61,747
#BC9096, 3.50%, 12/01/46	35,862	38,321
#BM4897, 3.50%, 12/01/46	104,532	113,202
#BM4226, 3.00%, 1/01/47	762,411	824,752
#BM5520, 3.50%, 2/01/47	448,719	480,483
#BM4696, 3.00%, 3/01/47	872,873	938,195
#FM1349, 3.50%, 3/01/47	346,451	377,311
#AS9453, 4.00%, 4/01/47	546,316	595,387
#BM2000, 3.50%, 5/01/47	115,675	124,013
#FM3347, 3.50%, 5/01/47	213,557	228,843
#MA3027, 4.00%, 6/01/47	187,393	201,213
#BE3702, 4.00%, 6/01/47	918,707	986,577
#AS9760, 4.50%, 6/01/47	369,578	402,371
#MA3058, 4.00%, 7/01/47	135,418	145,447
#MA3088, 4.00%, 8/01/47	222,179	238,829
#CA0148, 4.50%, 8/01/47	44,154	47,772
#890843, 3.00%, 9/01/47	56,681	60,833
#FM3454, 3.50%, 10/01/47	59,476	65,174
#MA3149, 4.00%, 10/01/47	151,620	162,855
#BH4095, 4.00%, 10/01/47	49,070	52,751
#BE2735, 4.50%, 10/01/47	12,723	14,144
#MA3182, 3.50%, 11/01/47	193,278	206,010
#BH5764, 4.50%, 11/01/47	47,243	52,254
#BM3208, 4.50%, 11/01/47	61,494	67,289
#MA3210, 3.50%, 12/01/47	648,005	690,306
#MA3211, 4.00%, 12/01/47	59,683	64,151
#BM2005, 4.00%, 12/01/47	26,327	28,288
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#MA3238, 3.50%, 1/01/48	$114,689	$122,179
#MA3239, 4.00%, 1/01/48	179,314	193,243
#FM2201, 4.00%, 1/01/48	76,818	82,292
#CA1021, 4.50%, 1/01/48	106,186	117,281
#MA3276, 3.50%, 2/01/48	768,414	818,658
#BH9277, 3.50%, 2/01/48	85,573	91,109
#BM5526, 3.50%, 2/01/48	114,300	121,481
#CA1218, 4.50%, 2/01/48	88,640	96,262
#FM1159, 4.50%, 2/01/48	68,742	74,312
#BJ0648, 3.50%, 3/01/48	61,015	64,960
#BJ4916, 3.50%, 3/01/48	113,495	120,772
#BK1958, 3.50%, 3/01/48	39,902	42,405
#BM5073, 3.00%, 4/01/48	741,940	794,672
#CA1565, 4.50%, 4/01/48	30,931	33,508
#MA3356, 3.50%, 5/01/48	4,017	4,265
#BJ9172, 4.50%, 5/01/48	214,093	236,248
#BM5896, 4.50%, 5/01/48	123,659	138,433
#FM5380, 4.00%, 6/01/48	354,810	380,555
#BJ9257, 4.50%, 6/01/48	45,397	50,172
#CA2047, 4.50%, 7/01/48	119,965	132,165
#FM3469, 3.50%, 8/01/48	204,843	219,916
#BN0691, 4.50%, 8/01/48	54,711	59,843
#BM4351, 4.50%, 8/01/48	80,413	88,944
#CA2199, 4.50%, 8/01/48	151,090	166,190
#BK4770, 4.50%, 8/01/48	841,974	910,208
#MA3448, 5.00%, 8/01/48	30,692	33,621
#CA2251, 5.00%, 8/01/48	23,348	25,561
#BK4814, 4.50%, 9/01/48	30,004	32,379
#FM4946, 5.00%, 9/01/48	1,113,210	1,239,457
#BK9818, 5.00%, 9/01/48	33,389	36,522
#BM5235, 5.00%, 9/01/48	88,185	96,622

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#CA2471, 4.00%, 10/01/48	$832,243	$892,579
#FM5828, 4.00%, 10/01/48	418,376	449,076
#CA2482, 4.50%, 10/01/48	162,765	178,753
#FM6117, 3.00%, 11/01/48	82,976	87,767
#FM3141, 3.50%, 11/01/48	288,355	307,768
#FM3773, 3.50%, 11/01/48	295,809	316,947
#FM3278, 3.50%, 11/01/48	124,532	132,264
#FM1543, 3.50%, 11/01/48	2,611	2,772
#FM3158, 4.00%, 11/01/48	57,783	62,882
#FM5054, 4.00%, 11/01/48	62,814	67,270
#BN1628, 4.50%, 11/01/48	478,355	516,383
#BN1623, 4.50%, 11/01/48	151,538	167,032
#FM5370, 3.00%, 12/01/48	72,631	76,776
#BM5119, 4.50%, 12/01/48	145,196	158,435
#FM1518, 4.50%, 12/01/48	114,739	123,542
#BN0341, 5.00%, 12/01/48	151,186	165,787
#BN3960, 4.50%, 1/01/49	537,384	580,036
#CA2963, 4.50%, 1/01/49	380,592	410,515
#BM5862, 4.50%, 2/01/49	230,852	255,329
#CA3094, 4.50%, 2/01/49	471,872	533,956
#BM5629, 4.50%, 2/01/49	37,979	41,405
#BM5509, 5.00%, 2/01/49	85,036	94,053
#FM3664, 4.00%, 3/01/49	155,785	166,062
#FM3904, 4.00%, 3/01/49	125,132	133,388
#CA3516, 4.50%, 5/01/49	440,636	498,612
#FM1637, 4.50%, 5/01/49	167,756	183,394
#BM5984, 5.00%, 5/01/49	293,635	321,187
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FM5315, 3.50%, 6/01/49	$152,698	$162,173
#BN6688, 4.00%, 6/01/49	254,522	280,260
#BO0968, 4.00%, 6/01/49	40,336	43,086
#FM7632, 4.00%, 6/01/49	235,758	252,748
#FM5660, 4.50%, 8/01/49	145,446	157,671
#FM1468, 5.00%, 8/01/49	341,457	373,227
#BN7753, 3.00%, 9/01/49	361,899	392,065
#FM3572, 4.50%, 9/01/49	454,253	499,326
#FM1539, 4.50%, 9/01/49	33,604	36,419
#FM1727, 5.00%, 9/01/49	337,365	375,503
#FM3083, 4.50%, 10/01/49	93,295	100,404
#BO2878, 3.00%, 11/01/49	78,441	82,404
#FM3002, 4.50%, 11/01/49	49,176	53,395
#CA4823, 4.00%, 12/01/49	94,656	101,103
#CA4819, 4.00%, 12/01/49	124,049	134,989
#FM3155, 5.00%, 12/01/49	47,421	51,729
#BO8932, 3.00%, 1/01/50	46,840	49,567
#CA4979, 3.00%, 1/01/50	396,461	419,354
#BO8967, 3.50%, 1/01/50	164,834	174,674
#BP2319, 3.00%, 2/01/50	142,155	151,594
#FM2333, 3.50%, 2/01/50	144,746	154,628
#BO7302, 4.50%, 2/01/50	140,137	151,171
#BO7625, 3.00%, 3/01/50	130,128	137,443
#FM2745, 4.50%, 3/01/50	50,966	55,172
#CA5379, 4.50%, 3/01/50	275,289	304,173
#FM3957, 5.00%, 3/01/50	110,721	121,059
#FM3830, 4/01/50(f)	70,368	74,929
#FM8210, 3.00%, 4/01/50	237,000	252,315

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#CA5522, 4.00%, 4/01/50	$418,471	$455,963
#BP2389, 4.50%, 4/01/50	76,131	82,175
#CA6000, 3.00%, 6/01/50	160,319	171,594
#CA6053, 3.00%, 6/01/50	235,622	250,113
#MA4049, 3.50%, 6/01/50	10,898	11,551
#BP9421, 3.00%, 7/01/50	88,547	94,176
#FM3978, 4.00%, 7/01/50	58,923	63,219
#BQ0254, 2.00%, 8/01/50	88,500	90,539
#BP7009, 3.00%, 8/01/50	74,607	79,115
#BQ1402, 3.00%, 8/01/50	76,898	81,787
#BP8713, 3.00%, 8/01/50	95,244	101,271
#FM5292, 3.00%, 8/01/50	270,843	290,389
#FM4532, 3.00%, 9/01/50	227,254	241,297
#FM4737, 3.50%, 9/01/50	75,056	79,614
#CA7070, 4.00%, 9/01/50	67,011	73,914
#CA7073, 4.00%, 9/01/50	29,415	32,020
#FM4577, 2.50%, 10/01/50	93,612	98,483
#BQ1150, 2.50%, 10/01/50	187,542	197,282
#BQ5876, 2.50%, 11/01/50	96,693	101,925
#BQ5882, 2.50%, 11/01/50	188,342	196,704
#FM5309, 11/01/50(f)	96,579	102,534
#FM4925, 3.00%, 11/01/50	81,544	87,279
#BQ6341, 3.00%, 11/01/50	83,906	89,236
#BR0001, 2.50%, 12/01/50	96,121	100,804
#BQ9224, 2.00%, 1/01/51	96,738	98,773
#BQ9226, 2.00%, 1/01/51	96,639	98,757
#FM5423, 2.50%, 1/01/51	190,847	200,916
#BR0757, 2.50%, 1/01/51	96,839	101,116
#FM5944, 2.50%, 1/01/51	192,005	201,589
#BR2644, 2.00%, 2/01/51	97,463	99,546
#BR2664, 2.00%, 2/01/51	194,643	198,950
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#BR3750, 2.00%, 2/01/51	$293,674	$299,675
#BR4035, 2.00%, 2/01/51	99,045	101,191
#BR4056, 2.00%, 2/01/51	96,999	99,185
#FM5940, 2.00%, 2/01/51	294,308	301,051
#BR2641, 2.00%, 2/01/51	98,047	100,333
#BR2643, 2.00%, 2/01/51	93,880	95,923
#BR3256, 2.00%, 2/01/51	97,785	100,191
#BR3257, 2.00%, 2/01/51	97,831	100,201
#CA9121, 2.50%, 2/01/51	193,791	203,345
#FM5931, 2.50%, 2/01/51	190,403	199,776
#FM5713, 2.50%, 2/01/51	92,251	96,325
#FM5904, 2.50%, 2/01/51	95,837	100,632
#CA8962, 2/01/51(f)	95,302	101,188
#BR3286, 2.00%, 3/01/51	96,661	98,916
#BR3290, 2.00%, 3/01/51	197,450	201,487
#BR4722, 2.00%, 3/01/51	98,112	100,269
#BR4753, 2.00%, 3/01/51	97,722	100,001
#BR4756, 2.00%, 3/01/51	98,372	100,474
#BR5458, 2.00%, 3/01/51	99,198	101,329
#BR5587, 2.00%, 3/01/51	98,344	100,647
#BR5577, 2.00%, 3/01/51	97,918	100,125
#BR5649, 2.00%, 3/01/51	99,167	101,402
#BR5633, 2.00%, 3/01/51	99,093	101,327
#BR5634, 2.00%, 3/01/51	98,359	100,515
#BR6462, 2.00%, 3/01/51	99,180	101,206
#FM6400, 2.00%, 3/01/51	195,744	200,229
#FM6448, 2.00%, 3/01/51	296,467	302,966
#BQ9453, 2.00%, 3/01/51	96,214	98,750
#BR4080, 2.00%, 3/01/51	98,904	100,925
#BR5589, 2.00%, 3/01/51	98,399	100,471
#FM6184, 2.00%, 3/01/51	488,970	500,605
#FM6460, 2.50%, 3/01/51	98,760	103,484
#BR7745, 2.00%, 4/01/51	98,135	100,423
#FM6555, 2.00%, 4/01/51	294,653	300,925
#BR8518, 2.00%, 4/01/51	98,621	100,921
#BR8580, 2.00%, 4/01/51	99,299	101,328
#BR8656, 2.00%, 4/01/51	198,441	202,495
#FM7210, 4/01/51(f)	396,841	407,040
#BR6496, 2.50%, 4/01/51	98,338	103,215
#BR7222, 2.50%, 4/01/51	99,285	103,945

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)
Pool,
#FM6780, 2.50%, 4/01/51	$197,268	$206,704
#FM6871, 2.50%, 4/01/51	98,761	103,898
#FM7751, 5/01/51(f)	698,261	714,260
#FM7304, 2.50%, 5/01/51	99,511	104,243
#CB0545, 3.50%, 5/01/51	197,555	211,339
#FM7518, 2.50%, 6/01/51	595,606	627,084
#FM7675, 2.50%, 6/01/51	199,103	209,310
#FM7630, 2.50%, 6/01/51	199,137	209,503
#FM7987, 7/01/51(f)	300,000	307,246
#BT0846, 7/01/51(f)	99,879	104,784
#BT3244, 7/01/51(f)	99,980	104,889
#FM7900, 7/01/51(f)	99,865	105,113
#FM7910, 7/01/51(f)	200,000	210,377
#FM8315, 7/01/51(f)	100,000	106,123
#BT3270, 8/01/51(f)	100,000	104,965
#BT3303, 2.50%, 8/01/51	100,000	105,034
#BT3290, 8/01/51(f)	100,000	104,911
#BF0301, 4.50%, 8/01/58	592,860	667,446
#BF0338, 4.50%, 1/01/59	418,249	470,868
Real Estate Mortgage Investment Conduits,
Series 2013-54, Class BS, (6.15% - 1M USD LIBOR, 6.15% Cap), 6.06%, 6/25/43(d)	30,109	6,556
Series 2020-32, Class PI, 4.00%, 5/25/50	146,092	20,703
Series 2020-47, Class GZ, 2.00%, 7/25/50	102,188	97,266
Series 2020-56, Class DI, 2.50%, 8/25/50	183,446	27,828
Series 2020-73, Class AI, 2.00%, 10/25/50	90,927	10,547
Series 2020-74, Class EI, 2.50%, 10/25/50	92,375	13,755
Series 2020-89, Class DI, 2.50%, 12/25/50	276,907	36,525
Series 2020-97, Class AI, 2.00%, 1/25/51	489,778	60,563
Series 2020-96, Class IB, 3.00%, 1/25/51	94,787	12,405
Series 2021-3, Class QI, 2.50%, 2/25/51	870,754	117,799
Series 2021-3, Class IB, 2.50%, 2/25/51	294,137	51,209
Series 2021-1, Class IG, 2.50%, 2/25/51	195,352	28,579
	Par	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2021-3, Class JI, 2.50%, 2/25/51	$177,630	$21,692
Series 2021-50, Class IO, 4.00%, 8/25/51	400,000	59,500
		55,486,333
Government National Mortgage Association – 6.2%
Pool TBA, 8/01/51(f)	49,745,675	51,891,255
Series 2013-107, Class AD, 2.77%, 11/16/47(c)	110,884	116,173
Series 2014-17, Class AM, 3.17%, 6/16/48(c)	15,058	16,196
Series 2014-H20, Class FA, (1M USD LIBOR + 0.43%, 0.43% Floor), 0.52%, 10/20/64(d)	229,630	230,350
Series 2019-123, Class A, 3.00%, 10/20/49	6,024	6,101
Series 2020-123, Class IL, 2.50%, 8/20/50	97,594	12,896
Series 2020-123, Class NI, 2.50%, 8/20/50	192,152	25,159
Series 2020-127, Class IN, 2.50%, 8/20/50	96,685	11,959
Series 2020-129, Class IE, 2.50%, 9/20/50	96,539	13,032
Series 2020-144, Class IO, 2.50%, 9/20/50	188,515	23,848
Series 2020-146, Class DI, 2.50%, 10/20/50	93,897	11,684
Series 2020-151, Class MI, 2.50%, 10/20/50	570,924	68,922
Series 2020-160, Class IH, 2.50%, 10/20/50	97,321	13,046
Series 2020-160, Class VI, 2.50%, 10/20/50	96,888	12,901
Series 2020-160, Class YI, 2.50%, 10/20/50	290,284	39,023
Series 2020-181, Class WI, 2.00%, 12/20/50	483,099	52,314
Series 2020-185, Class MI, 2.50%, 12/20/50	96,829	13,275
Series 2020-190, Class IO, 1.06%, 11/16/62(c)	3,585,534	331,542
Series 2020-47, Class MI, 3.50%, 4/20/50	365,555	53,363
Series 2020-47, Class NI, 3.50%, 4/20/50	91,235	13,963
Series 2020-H04, Class FP, (1M USD LIBOR + 0.50%, 0.50% Floor), 0.59%, 6/20/69(d)	253,882	255,637

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Government National Mortgage Association (Continued)
Series 2020-H09, Class FL, (1M USD LIBOR + 1.15%, 1.15% Floor), 1.23%, 5/20/70(d)	$185,294	$194,561
Series 2020-H13, Class FA, (1M USD LIBOR + 0.45%, 0.45% Floor, 7.50% Cap), 0.53%, 7/20/70(d)	936,153	941,768
Series 2020-H13, Class FM, (1M USD LIBOR + 0.40%, 0.40% Floor, 11.00% Cap), 0.48%, 8/20/70(d)	254,863	255,538
Series 2021-15, Class GI, 3.50%, 1/20/51	97,887	14,114
Series 2021-29, Class TI, 2.50%, 2/20/51	495,059	94,866
Series 2021-5, Class IO, 1.09%, 1/16/61(c)	3,684,997	346,518
		55,060,004
Government National Mortgage Association I – 0.1%
Pool,
#AB2892, 3.00%, 9/15/42	140,645	149,326
#AB9108, 3.00%, 10/15/42	103,492	109,884
#784571, 3.50%, 6/15/48	97,260	104,360
#BS8439, 3.50%, 5/15/50	85,239	90,958
		454,528
Government National Mortgage Association II – 1.6%
Pool,
#MA2677, 3.00%, 3/20/45	55,900	59,402
#MA2678, 3.50%, 3/20/45	16,536	17,677
#MA2754, 3.50%, 4/20/45	11,435	12,196
#MA3173, 3.50%, 10/20/45	11,834	12,613
#MA3310, 3.50%, 12/20/45	59,987	63,976
#MA3376, 3.50%, 1/20/46	12,085	12,888
#784106, 3.50%, 1/20/46	44,037	47,062
#MA3521, 3.50%, 3/20/46	89,983	95,903
#MA3597, 3.50%, 4/20/46	120,447	128,302
#MA3663, 3.50%, 5/20/46	518,712	553,016
#MA3736, 3.50%, 6/20/46	716,704	762,935
#MA3803, 3.50%, 7/20/46	51,611	54,955
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#MA3873, 3.00%, 8/20/46	$143,130	$151,172
#MA3937, 3.50%, 9/20/46	56,699	60,373
#MA4068, 3.00%, 11/20/46	31,169	32,972
#MA4261, 3.00%, 2/20/47	33,932	35,759
#MA4322, 4.00%, 3/20/47	195,750	210,140
#MA4384, 4.50%, 4/20/47	219,022	235,934
#MA4451, 3.50%, 5/20/47	600,490	637,417
#MA4452, 4.00%, 5/20/47	45,053	48,313
#MA4511, 4.00%, 6/20/47	303,349	325,181
#784577, 4.00%, 7/20/47	713,058	762,241
#MA4837, 3.50%, 11/20/47	380,297	403,364
#MA4838, 4.00%, 11/20/47	220,314	235,672
#MA4899, 3.00%, 12/20/47	72,779	76,996
#MA4900, 3.50%, 12/20/47	80,373	85,124
#MA4901, 4.00%, 12/20/47	95,121	101,573
#MA5019, 3.50%, 2/20/48	190,559	201,459
#MA5020, 4.00%, 2/20/48	52,467	55,936
#MA5078, 4.00%, 3/20/48	262,750	280,028
#784674, 3.50%, 4/20/48	119,465	127,909
#MA5137, 4.00%, 4/20/48	43,244	46,055
#MA5138, 4.50%, 4/20/48	61,958	66,283
#MA5193, 4.50%, 5/20/48	181,328	192,796
#MA5265, 4.50%, 6/20/48	112,987	121,084
#MA5331, 4.50%, 7/20/48	61,054	65,571
#MA5399, 4.50%, 8/20/48	408,178	436,463
#784985, 3.50%, 9/20/48	318,102	336,781
#MA5467, 4.50%, 9/20/48	144,887	154,923
#MA5529, 4.50%, 10/20/48	128,595	136,726

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#MA5596, 4.50%, 11/20/48	$508,738	$542,375
#MA5652, 4.50%, 12/20/48	36,620	39,013
#MA5711, 4.50%, 1/20/49	353,716	377,604
#MA5762, 3.50%, 2/20/49	77,735	82,075
#MA5817, 4.00%, 3/20/49	335,207	355,658
#MA5818, 4.50%, 3/20/49	64,264	68,363
#MA5877, 4.50%, 4/20/49	49,662	52,944
#BM7486, 3.50%, 7/20/49	289,422	304,749
#784825, 3.50%, 10/20/49	36,551	37,798
#BM9743, 4.00%, 11/20/49	303,263	327,981
#784905, 3.00%, 1/20/50	78,710	82,453
#BM7534, 3.50%, 2/20/50	66,044	69,772
#BS1742, 4.00%, 2/20/50	68,376	73,963
#MA6477, 4.50%, 2/20/50	81,041	86,173
#BT0812, 3.00%, 3/20/50	222,004	232,606
#MA6544, 4.50%, 3/20/50	42,035	44,590
#BS8420, 4.00%, 4/20/50	150,527	162,847
#MA6658, 4.00%, 5/20/50	15,205	16,068
#MA6659, 4.50%, 5/20/50	382,727	406,305
#MA6710, 3.00%, 6/20/50	274,061	286,907
#MA6767, 3.50%, 7/20/50	402,147	422,453
#MA6823, 4.50%, 8/20/50	16,747	17,774
#MA6933, 3.50%, 10/20/50	160,407	168,508
#MA6997, 3.50%, 11/20/50	173,256	181,986
#785218, 2.00%, 12/20/50	195,055	199,881
#785219, 2.00%, 12/20/50	193,353	198,193
#785220, 2.00%, 12/20/50	97,664	100,228
#785221, 2.00%, 12/20/50	192,174	196,985
#BS8546, 2.50%, 12/20/50	98,216	103,571
	Par	Value
Government National Mortgage Association II (Continued)
Pool,
#BT1888, 2.50%, 12/20/50	$97,425	$101,372
#785359, 2.00%, 3/20/51	195,530	200,425
#785360, 2.00%, 3/20/51	99,200	101,683
#MA7473, 7/20/51(f)	910,000	957,892
		14,046,365
Uniform Mortgage-Backed Securities – 9.9%
Pool TBA,
8/01/36(f)	13,413,600	13,914,378
8/01/51(f)	62,455,710	65,210,676
9/01/51(f)	8,662,000	8,940,711
		88,065,765
Total Mortgage-Backed Securities (Cost $244,912,874)		247,374,887

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	150,000	267,266
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	252,639
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	103,916
7.55%, 4/01/39	20,000	34,707

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	73,849
Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	215,000	313,692
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(o)	25,000	37,063
		1,083,132
Georgia – 0.0%(i)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	40,000	62,082

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Illinois – 0.1%
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	$380,000	$455,781
New Jersey – 0.0%(i)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	66,000	110,591
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	45,000	60,517
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	47,090
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	25,000	38,948
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	41,147
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	35,000	50,449
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	55,000	78,548
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	83,378
		400,077
Ohio – 0.0%(i)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	143,062
	Par	Value
Texas – 0.0%(i)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	$75,000	$109,797
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.51%, 4/01/39	115,000	168,861
		278,658
Washington – 0.0%(i)
Seattle Municipal Light & Power Improvement Revenue Bonds, 5.00%, 4/01/44	275,000	349,258
Total Municipal Bonds (Cost $2,619,724)		2,882,641

	Par(a)	Value
Term Loans – 0.0%(i)
Distribution/Wholesale – 0.0%(i)
KAR Auction Services, Inc., Tranche B-6 Term Loan, (ICE LIBOR USD 1M + 2.25%), 2.38%, 9/19/26(b)(d)	14,565	14,310
Total Term Loans (Cost $14,537)		14,310

	Par	Value
U.S. Government Obligations – 23.6%
U.S. Treasury Bonds – 7.1%
4.25%, 5/15/39	51,000	71,673
4.50%, 8/15/39	51,000	73,828
4.37%, 11/15/39	51,000	72,882
4.62%, 2/15/40	970,000	1,429,424
1.13%, 5/15/40	1,108,000	989,972
3.87%, 8/15/40	370,000	500,006
1.13%, 8/15/40	1,108,000	986,553
4.25%, 11/15/40	370,000	524,359
1.38%, 11/15/40	1,408,000	1,307,900
1.88%, 2/15/41	3,750,000	3,792,188
5/15/41(f)	1,130,000	1,213,867
3.12%, 2/15/43	198,000	243,803
2.87%, 5/15/43	198,000	234,777
3.62%, 8/15/43	198,000	262,489
3.75%, 11/15/43	198,000	267,741
2.50%, 2/15/45(p)	3,341,000	3,738,005
2.87%, 11/15/46(p)	193,000	231,796
2.75%, 11/15/47(p)	3,341,000	3,938,204
3.00%, 2/15/48(p)	3,534,000	4,359,796

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
U.S. Treasury Bonds (Continued)
2.25%, 8/15/49(p)	$927,000	$996,742
2.37%, 11/15/49	132,000	145,819
2.00%, 2/15/50	5,550,000	5,662,301
1.25%, 5/15/50(p)	9,410,000	8,009,895
1.38%, 8/15/50	7,010,000	6,157,025
1.63%, 11/15/50(p)	10,600,000	9,909,344
1.88%, 2/15/51(p)	3,390,000	3,366,164
2.38%, 5/15/51	4,350,000	4,825,781
		63,312,334
U.S. Treasury Notes – 16.5%
1.50%, 9/15/22	75,000	76,187
1.38%, 10/15/22	84,000	85,283
2.12%, 12/31/22(p)	392,000	403,040
0.50%, 3/15/23	4,711,000	4,738,235
0.13%, 3/31/23	1,071,000	1,070,540
0.25%, 4/15/23	4,711,000	4,718,545
0.13%, 4/30/23	1,071,000	1,070,331
2.75%, 5/31/23	392,000	410,452
0.13%, 5/31/23	1,269,000	1,268,157
0.25%, 11/15/23	30,000	30,016
2.12%, 7/31/24	392,000	412,733
1.75%, 7/31/24	662,000	689,747
1.50%, 9/30/24	384,000	397,470
1.50%, 10/31/24	5,809,000	6,016,172
2.25%, 11/15/24	1,540,000	1,632,340
1.75%, 12/31/24(p)	6,696,000	6,995,489
2.00%, 2/15/25	487,000	513,252
0.50%, 3/31/25	1,540,000	1,540,782
0.38%, 4/30/25	7,349,000	7,314,552
2.12%, 5/15/25	420,000	445,413
0.25%, 5/31/25	11,430,000	11,313,021
0.25%, 10/31/25	80,000	78,844
0.38%, 11/30/25	1,286,000	1,273,693
0.38%, 12/31/25	1,286,000	1,272,537
0.38%, 1/31/26	270,000	266,941
0.75%, 4/30/26	4,000,000	4,016,562
0.75%, 5/31/26	8,586,000	8,615,514
1.50%, 8/15/26	558,000	579,797
1.62%, 11/30/26	1,555,000	1,625,947
0.63%, 3/31/27	621,000	615,130
0.50%, 4/30/27	621,000	609,866
2.37%, 5/15/27	614,000	668,085
0.50%, 5/31/27	484,000	474,698
2.25%, 8/15/27	2,561,000	2,771,182
0.63%, 11/30/27	2,140,000	2,101,798
0.75%, 1/31/28	5,390,000	5,325,362
1.25%, 3/31/28	7,558,000	7,698,827
1.25%, 4/30/28	4,223,000	4,301,026
1.25%, 5/31/28	34,484,000	35,098,246
1.25%, 6/30/28	3,090,000	3,142,627
	Par	Value
U.S. Treasury Notes (Continued)
1.00%, 7/31/28	$3,090,000	$3,089,034
2.87%, 8/15/28(p)	122,000	137,593
3.12%, 11/15/28(p)	329,000	377,515
2.62%, 2/15/29	548,000	610,271
2.37%, 5/15/29	548,000	600,959
1.62%, 8/15/29	890,000	926,400
1.75%, 11/15/29	453,000	475,986
1.50%, 2/15/30	869,000	894,018
1.13%, 2/15/31	207,000	205,189
1.62%, 5/15/31	6,500,000	6,738,672
		145,734,076
Total U.S. Government Obligations (Cost $209,708,064)		209,046,410

	Number of Shares	Value
Investment Companies – 12.0%
BlackRock Allocation Target Shares - BATS, Series A	7,155,980	72,203,840
Schwab U.S. TIPS ETF	262,056	16,742,758
Vanguard Long-Term Treasury ETF	197,689	17,944,231
Total Investment Companies (Cost $105,561,354)		106,890,829

	Par(a)/Number of Shares	Value
Short-Term Investments – 10.2%
Asset-Backed Securities – 0.0%(i)
MRA Issuance Trust, Series 2021-EBO1, Class A1X, (1M USD LIBOR + 1.75%, 1.75% Floor), 1.85%, 10/08/21(b)(d)	570,000	569,651
Borrowed Bond Agreements – 0.7%
BofA Securities, Inc., (0.07)%, Open (Purchased on 7/30/21 to be repurchased at $1,925,989, collateralized by U.S. Treasury Bonds, 1.88%, due 2/15/51, par and fair value of $1,926,000 and $1,926,000, respectively)(q)	1,926,000	1,926,000

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)/Number of Shares	Value
Borrowed Bond Agreements (Continued)
BofA Securities, Inc., (0.03)%, Open (Purchased on 7/30/21 to be repurchased at $371,962, collateralized by U.S. Treasury Bonds, 0.63%, due 8/15/30, par and fair value of $390,000 and $371,963, respectively)(q)	$371,962	$371,962
BofA Securities, Inc., (0.10)%, Open (Purchased on 7/30/21 to be repurchased at $289,430, collateralized by U.S. Treasury Bonds, 0.88%, due 11/15/30, par and fair value of $298,000 and $289,433, respectively)(q)	289,433	289,433
BofA Securities, Inc., (0.03)%, Open (Purchased on 7/30/21 to be repurchased at $645,936, collateralized by U.S. Treasury Bonds, 1.63%, due 11/15/50, par and fair value of $689,000 and $645,938, respectively)(q)	645,937	645,937
BofA Securities, Inc., (0.03)%, Open (Purchased on 7/30/21 to be repurchased at $1,232,712, collateralized by U.S. Treasury Bonds, 1.25%, due 5/15/50, par and fair value of $1,446,000 and $1,232,715, respectively)(q)	1,232,715	1,232,715
BofA Securities, Inc., (0.03)%, Open (Purchased on 7/30/21 to be repurchased at $1,530,861, collateralized by U.S. Treasury Bonds, 0.63%, due 5/15/30, par and fair value of $1,603,000 and $1,530,865, respectively)(q)	1,530,865	1,530,865
		5,996,912
Corporate Bonds – 0.2%
AbbVie, Inc., 3.45%, 3/15/22	100,000	101,409
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)
Bank of New York Mellon (The) Corp., (3M USD LIBOR + 3.42%), 3.55%, 9/20/21(d)(k)	$105,000	$105,408
Bristol-Myers Squibb Co., 2.60%, 5/16/22	110,000	112,095
Cintas Corp. No. 2, 2.90%, 4/01/22	20,000	20,306
Elanco Animal Health, Inc., 4.91%, 8/27/21	18,000	18,032
General Motors Financial Co., Inc.,
3.45%, 1/14/22	176,000	178,011
3.55%, 7/08/22	329,000	338,383

Hyundai Capital America, 3.95%, 2/01/22(b)	247,000	251,191
Pacific Gas and Electric Co., 1.75%, 6/16/22	160,000	159,780
Sherwin-Williams (The) Co., 4.20%, 1/15/22	205,000	206,569
Southern California Edison Co., 1.85%, 2/01/22	16,429	16,446
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(b)	12,500	12,544
State Street Corp., (3M USD LIBOR + 3.60%), 3.72%, 9/15/21(d)(k)	26,000	26,042
Williams (The) Cos., Inc., 3.60%, 3/15/22	150,000	152,151
		1,698,367
Foreign Issuer Bonds – 0.2%
America Movil S.A.B. de C.V., 3.12%, 7/16/22	200,000	204,942
Barclays Bank PLC, 1.70%, 5/12/22	200,000	202,067
Enbridge, Inc., 2.90%, 7/15/22	36,000	36,783
Genneia S.A., 8.75%, 1/20/22	46,000	44,528
Intesa Sanpaolo S.p.A., 3.13%, 7/14/22(b)	840,000	860,595
UBS A.G., 1.75%, 4/21/22(b)	200,000	201,986
		1,550,901
Money Market Fund – 8.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(r)	72,740,048	72,740,048

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)/Number of Shares	Value
U.S. Government Agencies – 0.2%
Federal Home Loan Bank Discount Notes,
0.00%, 9/24/21(s)	$820,000	$819,952
0.00%, 10/01/21(s)	770,000	769,948
		1,589,900
U.S. Government Obligations – 0.7%
U.S. Treasury Notes,
1.75%, 4/30/22	727,000	736,031
1.50%, 1/31/22	764,000	769,372
1.75%, 7/15/22	4,711,000	4,785,897
		6,291,300
Total Short-Term Investments (Cost $90,389,490)		90,437,079

Number of Contracts		Notional Amount	Value
Purchased Options – 0.1%
Call Options - Exchange Traded – 0.0%(i)
10-Year U.S. Treasury Note Future, Strike Price $134.25, Expires 8/27/21	2	268,906	1,531
U.S. Treasury Long Bond Future, Strike Price $164.50, Expires 8/27/21	4	658,875	7,375
U.S. Treasury Long Bond Future, Strike Price $165.50, Expires 8/27/21	2	329,438	2,750
			11,656
Call Options - Over the Counter – 0.0%(i)
Mexican Peso vs. U.S. Dollar, Strike Price MXN 20.30, Expires 8/19/21, Counterparty: Deutsche Bank	1	170,000	751
Norwegian Kroner vs. U.S. Dollar, Strike Price NOK 9.25, Expires 8/19/21, Counterparty: Citibank	1	64,000	76
South African Rand vs. U.S. Dollar, Strike Price ZAR 14.65, Expires 8/02/21, Counterparty: BNP Paribas	1	146,000	617
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,160.00, Expires 8/31/21, Counterparty: Bank of America	1	85,000	462
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,160.00, Expires 9/16/21, Counterparty: Standard Chartered Bank	1	170,000	1,286
			3,192
Number of Contracts		Notional Amount	Value
Put Options - Exchange Traded – 0.1%
10-Year U.S. Treasury Note Future, Strike Price $132.00, Expires 8/27/21	2	$268,906	$156
10-Year U.S. Treasury Note Future, Strike Price $135.00, Expires 8/27/21	4	537,813	3,813
1-Year Mid Curve Future, Strike Price $99.37, Expires 12/10/21	1,245	423,735,750	101,156
1-Year Mid Curve Future, Strike Price $99.75, Expires 9/10/21	292	99,382,200	32,850
2-Year Mid Curve Future, Strike Price $99.37, Expires 9/10/21	891	220,968,000	451,069
3-Year Mid Curve Future, Strike Price $98.37, Expires 12/10/21	93	23,209,313	19,762
U.S. Treasury Long Bond Future, Strike Price $164.50, Expires 8/27/21	1	164,719	1,625
U.S. Treasury Long Bond Future, Strike Price $166.00, Expires 8/27/21	2	329,438	4,906
			615,337
Put Options - Over the Counter – 0.0%(i)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.02, Expires 8/31/21, Counterparty: BNP Paribas	1	170,000	845
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.15, Expires 8/12/21, Counterparty: Barclays	2	338,000	1,452
Colombian Pesos vs. U.S. Dollar, Strike Price COP 3,880.00, Expires 9/28/21, Counterparty: Bank of America	1	127,000	2,699
Norwegian Kroner vs. U.S. Dollar, Strike Price NOK 8.85, Expires 8/19/21, Counterparty: BNP Paribas	1	170,000	2,017
			7,013
Total Purchased Options (Premiums Received $622,040)			637,198

Total Long Positions – 116.1% (Cost $1,012,780,251)	1,028,959,341

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par	Value
Short Positions – (2.3)%
Mortgage-Backed Securities – (1.6)%
Uniform Mortgage-Backed Securities - (0.9)%
Pool TBA, 8/01/51(f)	$(720,000)	$(775,941)
Pool TBA, 9/01/51(f)	(7,194,571)	(7,525,915)
Government National Mortgage Association - (0.7)%
Pool TBA, 9/01/51(f)	(5,874,000)	(6,137,412)
Total Mortgage-Backed Securities (Proceeds $14,413,225)		(14,439,268)

U.S. Government Obligations – (0.7)%
U.S. Treasury Bonds – (0.4)%
1.25%, 5/15/50(p)	(1,446,000)	(1,230,851)
1.63%, 11/15/50(p)	(689,000)	(644,107)
1.87%, 2/15/51(p)	(1,926,000)	(1,912,458)
		(3,787,416)
U.S. Treasury Notes – (0.3)%
0.63%, 5/15/30(p)	(1,603,000)	(1,529,988)
	Par	Value
U.S. Treasury Notes (Continued)
0.63%, 8/15/30(p)	$(390,000)	$(371,140)
0.87%, 11/15/30(p)	(298,000)	(289,340)
		(2,190,468)
Total U.S. Government Obligations (Proceeds $6,106,319)		(5,977,884)
Total Short Positions – (2.3)% (Proceeds $20,519,544)		(20,417,152)
Total Written Options – (0.1)% (Premiums Received $1,134,098)		(959,164)
Liabilities less Other Assets – (13.7)%(t)		(121,353,404)
NET ASSETS – 100.0%		$886,229,621
Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2021 is disclosed.
(d)	Variable rate security. Rate as of July 31, 2021 is disclosed.
(e)	Restricted security that has been deemed illiquid. At July 31, 2021, the value of these restricted illiquid securities amounted to $714,519 or 0.08% of net assets. Additional information on these restricted illiquid securities is as follows:
Security	Acquisition Date	Acquisition Cost
HGI CRE CLO Ltd., 1.14%, 6/16/36	5/06/21	$ 600,000
Security	Acquisition Date	Acquisition Cost
PFP Ltd., 1.06%, 4/14/36	4/11/19	$113,617

(f)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2021.
(g)	Step coupon bond. Rate as of July 31, 2021 is disclosed.
(h)	Discount rate at the time of purchase.
(i)	Amount rounds to less than 0.05%.
(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2021 is disclosed.
(k)	Perpetual bond. Maturity date represents next call date.
(l)	Investment is valued using significant unobservable inputs (Level 3) (See table below).
(m)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(n)	Century bond maturing in 2120.
(o)	Century bond maturing in 2112.
(p)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(q)	The amount to be repurchased assumes the maturity will be the day after the period end.
(r)	7-day current yield as of July 31, 2021 is disclosed.
(s)	Zero coupon bond.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(t)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.

Abbreviations:
10Y	10 Year
12MTA	12 Month Treasury Average
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
BATS	Better Alternative Trading System
CDO	Collaterlized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GO	Government Obligation
ICE	Intercontinental Exchange
IO	Interest Only
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
Strip	Separate Trading of Registered Interest and Principal
TBA	To be announced
TIPS	Treasury Inflation Protected Securities
TRB	Tax Revenue Bonds
USD	United States Dollar
EUR	Euro
CNY	Chinese Offshore Yuan
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand
NOK	Norwegian Kroner
KRW	South Korean Won
BRL	Brazilian Real
COP	Colombian Peso
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Sector Diversification (%)(a)
Mortgage-Backed Securities	26.3
Corporate Bonds	23.0
U.S. Government Obligations	22.9
Investment Companies	12.0
Foreign Issuer Bonds	11.4
Short-Term Investments	10.2
Asset-Backed Securities	7.6
All other sectors less than 5%	(13.4)
Total	100.0
(a)Percentages shown are based on Net Assets.
Futures Contracts outstanding at July 31, 2021: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	442	9/21/2021	USD	59,428,281	$979,425
U.S. Treasury Long Bond	93	9/21/2021	USD	15,318,844	777,062
Ultra U.S. Treasury Bond	233	9/21/2021	USD	46,490,781	2,446,155
2-Year U.S. Treasury Note	122	9/30/2021	USD	26,920,063	9,151
5-Year U.S. Treasury Note	91	9/30/2021	USD	11,324,523	52,656
90-Day Eurodollar	85	6/19/2023	USD	21,123,563	34,843
90-Day Eurodollar	21	9/18/2023	USD	5,208,000	1,738
90-Day Eurodollar	387	12/18/2023	USD	95,874,412	150,974
Total Long Contracts					$4,452,004
Short Contracts
30-Year Euro Buxl	(8)	9/08/2021	EUR	2,040,730	$(148,645)
Euro Bund	(3)	9/08/2021	EUR	628,369	(18,386)
10-Year U.S. Treasury Note	(94)	9/21/2021	USD	12,638,594	(91,254)
U.S. Treasury Long Bond	(97)	9/21/2021	USD	15,977,719	(365,719)
Ultra 10-Year U.S. Treasury Note	(220)	9/21/2021	USD	33,055,000	(805,076)
5-Year U.S. Treasury Note	(46)	9/30/2021	USD	5,724,484	(13,305)
90-Day Eurodollar	(377)	12/13/2021	USD	94,085,063	(44,492)
90-Day Eurodollar	(85)	12/18/2023	USD	21,057,688	11,226
90-Day Eurodollar	(85)	12/16/2024	USD	20,982,250	21,463
Total Short Contracts					$(1,454,188)
					$2,997,816

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2021:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

09/15/21	U.S. Dollars	3,252,395	Euro	2,683,000	BNP Paribas	$66,708
09/15/21	U.S. Dollars	6,652,735	Chinese Offshore Yuan	42,751,140	Citibank	66,209
08/24/21	U.S. Dollars	404,557	South African Rand	5,634,064	JP Morgan Chase	21,205
08/03/21	U.S. Dollars	204,000	Brazilian Reals	1,016,287	Bank of America	8,952
08/24/21	Mexican Pesos	4,170,990	U.S. Dollars	201,197	UBS	7,650
08/03/21	U.S. Dollars	168,000	Brazilian Reals	838,764	JP Morgan Chase	7,022
08/03/21	U.S. Dollars	126,000	Brazilian Reals	626,655	Citibank	5,731
08/24/21	U.S. Dollars	95,171	South African Rand	1,337,459	Citibank	4,168
09/15/21	U.S. Dollars	109,884	Canadian Dollars	133,000	Bank of America	3,281
08/24/21	U.S. Dollars	2,261,812	Chinese Offshore Yuan	14,631,000	UBS	3,036
08/02/21	British Pounds	94,000	U.S. Dollars	127,896	Bank of America	2,765
09/15/21	Mexican Pesos	2,598,000	U.S. Dollars	127,485	Barclays	2,195
08/03/21	Brazilian Reals	969,554	U.S. Dollars	184,000	Citibank	2,079
08/18/21	U.S. Dollars	63,000	Chilean Pesos	46,267,200	Morgan Stanley	2,068
08/18/21	Russian Rubles	6,271,768	U.S. Dollars	84,000	HSBC	1,590
08/18/21	U.S. Dollars	63,000	South African Rand	902,215	BNP Paribas	1,564
09/02/21	U.S. Dollars	43,000	Brazilian Reals	218,192	Citibank	1,299
08/20/21	Euro	144,000	U.S. Dollars	169,842	JP Morgan Chase	1,046
08/18/21	U.S. Dollars	63,000	South African Rand	912,551	Deutsche Bank	860
08/24/21	U.S. Dollars	74,940	Mexican Pesos	1,483,875	State Street	641
08/02/21	British Pounds	62,000	U.S. Dollars	85,700	HSBC	480
08/24/21	U.S. Dollars	159,161	Mexican Pesos	3,169,251	Barclays	473
10/29/21	U.S. Dollars	107,612	Mexican Pesos	2,163,000	Barclays	328
08/18/21	Japanese Yen	13,855,378	U.S. Dollars	126,000	Deutsche Bank	314
09/15/21	U.S. Dollars	129,936	Mexican Pesos	2,598,000	Morgan Stanley	255
10/08/21	Kazakhstan Tenge	8,548,176	U.S. Dollars	19,570	Citibank	231
08/18/21	U.S. Dollars	64,000	South African Rand	936,975	Citibank	197
08/31/21	Colombian Pesos	156,000,000	U.S. Dollars	40,000	Citibank	157
09/15/21	U.S. Dollars	47,083	Japanese Yen	5,151,000	Morgan Stanley	112
08/18/21	Euro	53,000	U.S. Dollars	62,879	Bank of America	15
08/18/21	U.S. Dollars	42,000	South Korean Won	48,384,000	HSBC	10
Total Unrealized Appreciation						$212,641

09/15/21	U.S. Dollars	7,113	Euro	6,000	HSBC	$(11)
08/18/21	Euro	90,000	U.S. Dollars	106,832	JP Morgan Chase	(31)
08/18/21	South African Rand	1,216,570	U.S. Dollars	83,000	Morgan Stanley	(158)
08/24/21	U.S. Dollars	109,472	Indonesian Rupiahs	1,587,446,231	Standard Chartered Bank	(159)
08/24/21	U.S. Dollars	33,560	Mexican Pesos	674,402	BNP Paribas	(208)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2021: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
08/02/21	U.S. Dollars	216,610	British Pounds	156,000	Barclays	$(231)
08/23/21	U.S. Dollars	43,000	Norwegian Kroner	382,240	Deutsche Bank	(269)
08/18/21	U.S. Dollars	43,000	Chilean Pesos	32,916,500	Citibank	(350)
10/29/21	U.S. Dollars	146,635	Mexican Pesos	2,964,000	Standard Chartered Bank	(378)
10/26/21	U.S. Dollars	84,931	Russian Rubles	6,349,617	JP Morgan Chase	(582)
09/15/21	U.S. Dollars	457,103	Chinese Offshore Yuan	2,970,710	Deutsche Bank	(585)
09/02/21	South Korean Won	97,367,500	U.S. Dollars	85,000	Bank of America	(601)
08/18/21	South Korean Won	47,642,280	U.S. Dollars	42,000	Deutsche Bank	(653)
08/03/21	U.S. Dollars	42,000	Brazilian Reals	222,331	Citibank	(670)
08/18/21	Norwegian Kroner	557,507	U.S. Dollars	64,000	Bank of America	(892)
08/18/21	U.S. Dollars	42,000	Russian Rubles	3,143,070	Barclays	(893)
08/18/21	U.S. Dollars	64,000	Mexican Pesos	1,296,260	Morgan Stanley	(959)
10/29/21	U.S. Dollars	204,875	Indonesian Rupiahs	3,005,102,374	BNP Paribas	(1,025)
09/13/21	Indonesian Rupiahs	1,726,080,000	U.S. Dollars	120,000	Citibank	(1,040)
08/18/21	U.S. Dollars	64,000	Norwegian Kroner	577,409	BNP Paribas	(1,361)
09/15/21	U.S. Dollars	404,150	Chinese Offshore Yuan	2,632,394	HSBC	(1,414)
09/15/21	U.S. Dollars	1,017,166	Chinese Offshore Yuan	6,611,897	Goldman Sachs	(1,508)
08/18/21	South African Rand	916,434	U.S. Dollars	64,000	Citibank	(1,596)
08/18/21	Chilean Pesos	46,557,000	U.S. Dollars	63,000	Morgan Stanley	(1,686)
08/24/21	Chinese Offshore Yuan	1,421,755	U.S. Dollars	221,288	Goldman Sachs	(1,794)
08/18/21	U.S. Dollars	330,284	Euro	280,000	State Street	(1,984)
09/15/21	U.S. Dollars	281,775	Euro	239,000	Standard Chartered Bank	(2,005)
08/24/21	South African Rand	2,725,802	U.S. Dollars	187,498	UBS	(2,029)
10/26/21	U.S. Dollars	224,948	Russian Rubles	16,874,383	Morgan Stanley	(2,308)
08/03/21	Brazilian Reals	850,992	U.S. Dollars	167,000	Citibank	(3,675)
09/15/21	U.S. Dollars	2,191,027	Chinese Offshore Yuan	14,250,000	Morgan Stanley	(4,423)
08/03/21	Brazilian Reals	953,556	U.S. Dollars	189,000	JP Morgan Chase	(5,991)
Total Unrealized Depreciation						$(41,469)
Net Unrealized Appreciation						$171,172

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at July 31, 2021: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	36	USD	4,840,313	134.00	8/27/2021	$(33,188)
10-Year U.S. Treasury Note Future	24	USD	3,226,875	135.00	8/27/2021	(9,750)
10-Year U.S. Treasury Note Future	13	USD	1,747,891	134.50	8/27/2021	(8,125)
10-Year U.S. Treasury Note Future	9	USD	1,210,078	135.50	8/27/2021	(2,250)
10-Year U.S. Treasury Note Future	8	USD	1,070,875	134.50	9/24/2021	(5,000)
10-Year U.S. Treasury Note Future	6	USD	803,156	135.00	9/24/2021	(2,625)
2-Year Mid Curve Future	15	USD	3,716,063	99.13	12/10/2021	(5,625)
2-Year Mid Curve Future	10	USD	2,477,375	99.25	12/10/2021	(2,313)
5-Year U.S. Treasury Note Future	11	USD	1,368,898	124.50	8/27/2021	(3,352)
U.S. Treasury Long Bond Future	20	USD	3,294,376	165.00	8/27/2021	(31,875)
U.S. Treasury Long Bond Future	14	USD	2,306,063	166.00	8/27/2021	(16,406)
U.S. Treasury Long Bond Future	8	USD	1,317,750	168.00	8/27/2021	(4,625)
U.S. Treasury Long Bond Future	5	USD	823,594	160.00	8/27/2021	(25,156)
U.S. Treasury Long Bond Future	4	USD	658,875	162.00	8/27/2021	(13,625)
U.S. Treasury Long Bond Future	3	USD	494,156	163.00	8/27/2021	(8,156)
Total Written Call Options Contracts (Premiums Received $137,262)						$(172,071)

Written Put Option Contracts outstanding at July 31, 2021: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	2	USD	268,906	134.25	7/30/2021	$(14)
10-Year U.S. Treasury Note Future	31	USD	4,168,047	133.50	8/27/2021	(9,687)
10-Year U.S. Treasury Note Future	13	USD	1,747,890	134.00	8/27/2021	(6,094)
10-Year U.S. Treasury Note Future	8	USD	1,075,625	132.50	8/27/2021	(1,000)
10-Year U.S. Treasury Note Future	5	USD	669,297	133.00	9/24/2021	(2,891)
10-Year U.S. Treasury Note Future	2	USD	267,719	132.00	9/24/2021	(656)
1-Year Mid Curve Future	292	USD	99,382,200	99.50	9/10/2021	(3,650)
2-Year Mid Curve Future	492	USD	122,016,000	99.12	9/10/2021	(79,950)
2-Year Mid Curve Future	399	USD	98,952,000	99.00	9/10/2021	(29,925)
2-Year Mid Curve Future	14	USD	3,468,325	98.75	12/10/2021	(1,925)
5-Year U.S. Treasury Note Future	11	USD	1,368,898	124.00	8/27/2021	(1,976)
5-Year U.S. Treasury Note Future	11	USD	1,368,898	124.25	8/27/2021	(2,836)
U.S. Treasury Long Bond Future	28	USD	4,612,126	162.00	8/27/2021	(19,250)
U.S. Treasury Long Bond Future	8	USD	1,317,750	163.00	8/27/2021	(8,000)
U.S. Treasury Long Bond Future	6	USD	988,313	158.00	8/27/2021	(844)
U.S. Treasury Long Bond Future	6	USD	988,313	161.50	8/27/2021	(3,469)
U.S. Treasury Long Bond Future	4	USD	658,875	164.00	8/27/2021	(5,563)
U.S. Treasury Long Bond Future	3	USD	494,156	163.50	8/27/2021	(3,563)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Option Contracts outstanding at July 31, 2021: Exchange Traded (continued)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
U.S. Treasury Long Bond Future	2	USD	329,438	161.00	8/27/2021	$(937)
Total Written Put Options Contracts (Premiums Received $386,923)						$(182,230)

Written Call Option Contracts outstanding at July 31, 2021: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	BNP Paribas	1	USD	100,000	BRL	5.40	8/2/2021	$(11)
Mexican Peso vs. U.S. Dollar	Deutsche Bank	1	USD	255,000	MXN	20.90	8/19/2021	(282)
Norwegian Kroner vs. U.S. Dollar	BNP Paribas	1	USD	64,000	NOK	9.25	8/19/2021	(76)
South African Rand vs. U.S. Dollar	Citibank	1	USD	201,000	ZAR	14.00	8/2/2021	(8,955)
South Korean Won vs. U.S. Dollar	Standard Chartered Bank	1	USD	255,000	KRW	1,185.00	9/16/2021	(651)
Total Written OTC Call Options Contracts (Premiums Received $6,750)								$(9,975)

Written Put Option Contracts outstanding at July 31, 2021: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	BNP Paribas	1	USD	255,000	BRL	4.86	8/31/2021	$(275)
Colombian Pesos vs. U.S. Dollar	Bank of America	1	USD	191,000	COP	3,770.00	9/28/2021	(1,779)
Total Written OTC Put Options Contracts (Premiums Received $2,187)								$(2,054)

Written Call Interest Rate Swaption Contracts outstanding at July 31, 2021: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 10/22/2031	1.68% Semi- Annually	3M USD LIBOR Quarterly	Citibank	10/20/2021	1.68%	95,000	$(3,805)
Interest Rate Swap Maturing 10/22/2031	1.72% Semi-Annually	3M USD LIBOR Quarterly	Citibank	10/20/2021	1.72	190,000	(8,254)
Interest Rate Swap Maturing 10/22/2031	1.68% Semi- Annually	3M USD LIBOR Quarterly	Deutsche Bank	10/20/2021	1.68	3,750,000	(150,196)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Interest Rate Swaption Contracts outstanding at July 31, 2021: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 10/22/2031	1.72% Semi-Annually	3M USD LIBOR Quarterly	Morgan Stanley	10/20/2021	1.72%	7,500,000	(325,835)
Total Written OTC Call Swaptions Contracts (Premiums Received $244,300)							$(488,090)

Written Put Interest Rate Swaption Contracts outstanding at July 31, 2021: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 06/17/2031	3M USD LIBOR Quarterly	3.04% Semi-Annually	Barclays	6/15/2026	3.04%	6,714,000	$(72,680)
Interest Rate Swap Maturing 10/22/2031	3M USD LIBOR Quarterly	1.68% Semi- Annually	Citibank	10/20/2021	1.68	95,000	(292)
Interest Rate Swap Maturing 10/22/2031	3M USD LIBOR Quarterly	1.72% Semi-Annually	Citibank	10/20/2021	1.72	190,000	(500)
Interest Rate Swap Maturing 10/22/2031	3M USD LIBOR Quarterly	1.68% Semi- Annually	Deutsche Bank	10/20/2021	1.68	3,750,000	(11,540)
Interest Rate Swap Maturing 10/22/2031	3M USD LIBOR Quarterly	1.72% Semi-Annually	Morgan Stanley	10/20/2021	1.72	7,500,000	(19,732)
Total Written OTC Put Swaptions Contracts (Premiums Received $356,676)							$(104,744)

Interest Rate Swap Contracts outstanding at July 31, 2021: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M USD LIBOR (Quarterly)	0.19% (Semi-Annually)	6/15/2022	USD	6,485,000	$3,003	$(13)	$3,016
28-Day MXN-TIIE-BANXICO (Monthly)	5.53% (Monthly)	7/12/2022	MXN	21,185,311	1,461	—	1,461
28-Day MXN-TIIE-BANXICO (Monthly)	5.50% (Monthly)	7/12/2022	MXN	10,561,269	597	—	597
28-Day MXN-TIIE-BANXICO (Monthly)	5.54% (Monthly)	7/13/2022	MXN	10,571,420	788	—	788
28-Day MXN-TIIE-BANXICO (Monthly)	5.47% (Monthly)	7/15/2022	MXN	14,285,344	507	—	507
28-Day MXN-TIIE-BANXICO (Monthly)	5.47% (Monthly)	7/22/2022	MXN	10,212,729	215	—	215
0.72% (Annually)	6M PLN WIBOR (Semi-Annually)	6/17/2023	PLN	1,947,000	(69)	—	(69)
0.74% (Annually)	6M PLN WIBOR (Semi-Annually)	6/17/2023	PLN	1,947,000	(222)	—	(222)
0.76% (Annually)	6M PLN WIBOR (Semi-Annually)	6/18/2023	PLN	1,348,000	(286)	—	(286)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2021: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.83% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	6/22/2023	PLN	3,145,000	$(1,783)	$—	$(1,783)
0.60% (Annually)	6M PLN WIBOR (Semi-Annually)	7/23/2023	PLN	2,509,000	2,178	—	2,178
0.51% (Semi-Annually)	3M USD LIBOR (Quarterly)	4/7/2024	USD	966,000	(4,147)	—	(4,147)
3M USD LIBOR (Quarterly)	0.82% (Semi-Annually)	6/4/2024	USD	36,626,000	3,944	—	3,944
0.45% (Semi-Annually)	3M USD LIBOR (Quarterly)	5/15/2027	USD	8,519,000	219,414	(6,020)	225,434
1.25% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2028	USD	13,752,000	(235,129)	51,949	(287,078)
1.35% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2028	USD	39,587,000	(934,653)	(142,163)	(792,490)
1.54% (Semi-Annually)	3M USD LIBOR (Quarterly)	5/28/2031	USD	160,000	(4,386)	—	(4,386)
1.60% (Semi-Annually)	3M USD LIBOR (Quarterly)	6/1/2031	USD	32,000	(1,044)	—	(1,044)
2.18% (Semi-Annually)	3M USD LIBOR (Quarterly)	6/17/2031	USD	6,714,000	(122,223)	(475)	(121,748)
0.80% (Semi-Annually)	3M USD LIBOR (Quarterly)	11/15/2045	USD	8,645,000	1,537,461	77,461	1,460,000
1.20% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	1,230,000	118,870	30,133	88,737
1.23% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	180,000	16,391	(510)	16,901
1.60% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	814,000	7,570	4,689	2,881
1.63% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	3,048,000	31,895	34,502	(2,607)
1.73% (Annually)	2-Day USD SOFR (Annually)	2/15/2047	USD	1,580,000	(126,248)	—	(126,248)
2.00% (Semi-Annually)	3M USD LIBOR (Quarterly)	2/15/2047	USD	3,655,000	(272,537)	19,141	(291,678)
1.20% (Semi-Annually)	3M USD LIBOR (Quarterly)	10/7/2050	USD	1,437,000	162,770	6,957	155,813
2.05% (Semi-Annually)	3M USD LIBOR (Quarterly)	6/7/2051	USD	1,320,000	(124,450)	11,527	(135,977)
1.67% (Semi-Annually)	3M USD LIBOR (Quarterly)	7/9/2051	USD	1,607,000	2,307	(7,146)	9,453
Total					$282,194	$80,032	$202,162

Interest Rate Swap Contracts outstanding at July 31, 2021: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.42% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	Bank of America	4/1/2023	CLP	357,254,000	$5,260	$—	$5,260
1-Day CLP CLICP (Semi-Annually)	1.65% (Semi-Annually)	Bank of America	5/28/2023	CLP	357,254,000	(5,293)	—	(5,293)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	7.21% (At Maturity)	Citibank	1/2/2024	BRL	3,481,634	(13,945)	—	(13,945)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	7.61% (At Maturity)	Citibank	1/2/2024	BRL	1,987,563	(5,151)	—	(5,151)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	7.74% (At Maturity)	Barclays	1/2/2024	BRL	1,584,421	(3,904)	—	(3,904)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2021: Over the Counter (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	7.70% (At Maturity)	Citibank	1/2/2024	BRL	258,256	$(564)	$—	$(564)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	8.29% (At Maturity)	JP Morgan Chase	1/2/2029	BRL	1,086,205	(9,279)	—	(9,279)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	8.42% (At Maturity)	Citibank	1/2/2029	BRL	798,977	(5,562)	—	(5,562)
Total						$(38,438)	$—	$(38,438)
Credit Default Swap Contracts outstanding - Buy Protection as of July 31, 2021:
Exchange Traded
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 36 (Pay Quarterly)	1.00%	6/20/2026	Credit Suisse	USD	1,798,000	$(45,231)	$(42,938)	$(2,293)
Total					1,798,000	$(45,231)	$(42,938)	$(2,293)

Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2021: Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount(1)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 36 (Receive Quarterly)	0.50%	1.00%	6/20/2026	USD	123,397,000	$3,107,651	$2,548,393	$559,258
Total						$3,107,651	$2,548,393	$559,258

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection at July 31, 2021: Over the Counter

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 1/07/2025 (Pay Quarterly)	1.00%	6/20/2026	Barclays	USD	954,000	$20,217	$31,963	$(11,746)
Federal Republic of Brazil, 4.25%, Due: 1/07/2025 (Pay Quarterly)	1.00%	6/20/2026	Goldman Sachs	USD	432,000	14,728	13,517	1,211
Republic of Chile, 3.24%, Due: 2/06/2028 (Pay Quarterly)	1.00%	6/20/2026	Goldman Sachs	USD	79,000	(1,207)	(1,538)	331
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	6/20/2026	Goldman Sachs	USD	352,000	7,492	6,740	752
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	6/20/2026	Citibank	USD	199,000	4,224	3,267	957
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	6/20/2026	BNP Paribas	USD	80,000	1,699	1,395	304
Republic of Indonesia, 3.70%, Due: 1/08/2022 (Pay Quarterly)	1.00%	6/20/2026	JP Morgan Chase	USD	470,000	(4,753)	(2,534)	(2,219)
Republic of Philippines, 10.63%, Due: 3/16/2025 (Pay Quarterly)	1.00%	6/20/2026	Goldman Sachs	USD	198,269	(4,900)	(5,007)	107
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	6/20/2026	Goldman Sachs	USD	1,490,852	69,445	98,737	(29,292)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	6/20/2026	Barclays	USD	1,037,000	(3,056)	(1,481)	(1,575)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	6/20/2026	Morgan Stanley	USD	638,000	(1,856)	3,931	(5,787)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	6/20/2026	Goldman Sachs	USD	562,000	(1,642)	(793)	(849)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	6/20/2026	Citibank	USD	227,000	(677)	(577)	(100)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	6/20/2026	BNP Paribas	USD	130,000	(396)	(137)	(259)
Total						$99,318	$147,483	$(48,165)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Sell Protection at July 31, 2021:
Over the Counter
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount(1)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
International Bonds: Trust Fibra Uno, 6.39%, Due 6/20/2026 (Receive Quarterly)	-	1.00%	06/20/2026	Citibank	USD	39,000	$(4,235)	$(4,248)	$13
Total						39,000	$(4,235)	$(4,248)	$13

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Inflation Swap Contracts outstanding at July 31, 2021: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.46% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	7/1/2022	USD	15,750,000	$(150,940)	$3,365	$(154,305)
1-Day U.S. Consumer Price Index (At Maturity)	2.62% (At Maturity)	7/1/2026	USD	15,750,000	(213,343)	8,471	(221,814)
1-Day U.S. Consumer Price Index (At Maturity)	2.34% (At Maturity)	3/4/2031	USD	526,000	(23,015)	—	(23,015)
1-Day U.S. Consumer Price Index (At Maturity)	2.47% (At Maturity)	4/26/2031	USD	3,411,000	(88,528)	—	(88,528)
1-Day U.S. Consumer Price Index (At Maturity)	2.64% (At Maturity)	5/21/2031	USD	3,540,000	(17,185)	—	(17,185)
1-Day U.S. Consumer Price Index (At Maturity)	2.59% (At Maturity)	6/4/2031	USD	320,000	(3,022)	—	(3,022)
1-Day UK RPI (At Maturity)	3.33% (At Maturity)	11/15/2040	GBP	38,000	(6,252)	—	(6,252)
1-Day UK RPI (At Maturity)	3.38% (At Maturity)	12/15/2040	GBP	132,000	(18,717)	—	(18,717)
1-Day UK RPI (At Maturity)	3.37% (At Maturity)	12/15/2040	GBP	56,000	(8,243)	—	(8,243)
1-Day UK RPI (At Maturity)	3.35% (At Maturity)	12/15/2040	GBP	23,000	(3,559)	—	(3,559)
1-Day UK RPI (At Maturity)	3.42% (At Maturity)	3/15/2041	GBP	128,000	(16,096)	—	(16,096)
Total					$(548,900)	$11,836	$(560,736)

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Total Return Swap Contracts outstanding as of July 31, 2021:
Over the Counter
Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M USD LIBOR (Quarterly)	Markit iBoxx USD Liquid High Yield Index (At Maturity)	Goldman Sachs	9/20/2021	USD	961,842	$6,720	$223	$6,497
Total						$6,720	$223	$6,497
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$67,321,416	$—	$67,321,416
Corporate Bonds	—	203,392,741	166,799	203,559,540
Foreign Issuer Bonds	—	100,795,031	—	100,795,031
Mortgage-Backed Securities	—	247,374,887	—	247,374,887
Municipal Bonds	—	2,882,641	—	2,882,641
Term Loans	—	14,310	—	14,310
U.S. Government Obligations	—	209,046,410	—	209,046,410
Investment Companies	106,890,829	—	—	106,890,829
Short-Term Investments	72,740,048	17,697,031	—	90,437,079
Purchased Options	626,993	10,205	—	637,198
Total Assets – Investments at value	$180,257,870	$848,534,672	$166,799	$1,028,959,341
Liabilities:
Mortgage-Backed Securities	$—	$(14,439,268)	$—	$(14,439,268)
U.S. Government Obligations	—	(5,977,884)	—	(5,977,884)
Total Liabilities – Investments at value	$—	$(20,417,152)	$—	$(20,417,152)
Net Investments	$180,257,870	$828,117,520	$166,799	$1,008,542,189

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$4,484,693	$—	$—	$4,484,693
Forward Foreign Currency Exchange Contracts	—	212,641	—	212,641
Swap Agreements at Fair Value	—	5,346,807	—	5,346,807
Total Assets - Derivative Financial Instruments	$4,484,693	$5,559,448	$—	$10,044,141
Liabilities:
Futures Contracts	$(1,486,877)	$—	$—	$(1,486,877)
Forward Foreign Currency Exchange Contracts	—	(41,469)	—	(41,469)
Written Options at Fair Value	(354,301)	(604,863)	—	(959,164)
Swap Agreements at Fair Value	—	(2,487,728)	—	(2,487,728)
Total Liabilities - Derivative Financial Instruments	$(1,841,178)	$(3,134,060)	$—	$(4,975,238)
Net Derivative Financial Instruments	$2,643,515	$2,425,388	$—	$5,068,903
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of July 31, 2021:
Financial Assets	Fair Value at 7/31/21	Valuation Technique(s)	Unobservable Inputs	Price/Range
Corporate Bonds	$166,799	Pricing Model	Quotes/Prices	$98.12
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 91.4%
Alabama – 2.0%
Alabama Federal Aid Highway Finance Authority Special Obligation GARVEE Bonds, Series A, 5.00%, 6/01/37	$545,000	$682,263
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 4, 4.00%, 6/01/24	500,000	552,572
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 5, 4.00%, 10/01/26(a)(b)(c)	500,000	582,278
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	629,651
Health Care Authority For Baptist Health Variable Revenue Refunding Bonds, Series B, 0.17%, 8/09/21(a)(c)(d)	2,500,000	2,500,000
Jefferson County Sewer Warrants Senior Lien Revenue Bonds, Series A (AGM Insured), 5.50%, 10/01/53	300,000	337,601
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	570,823
Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)(c)	1,000,000	1,018,509
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(e)	310,000	365,846
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	375,000	464,819
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	611,658
		8,316,020
	Par	Value
Arizona – 0.8%
Arizona Board of Regents Refunding COPS, Series C, University of Arizona, Prerefunded, 5.00%, 6/01/22(f)	$400,000	$416,350
Chandler IDA Industrial Development Variable Revenue Bonds (AMT), Intel Corp., Project, 2.70%, 8/14/23(a)(b)(c)	500,000	523,383
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 5.00%, 1/01/27	475,000	588,040
Phoenix Civic Improvement Corp., Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 7/01/30	250,000	271,013
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(e)	240,000	263,017
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Salt River Project, 5.00%, 1/01/32	400,000	531,491
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/01/28	300,000	304,826
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/01/45	500,000	579,367
		3,477,487
Arkansas – 0.2%
Bentonville Sales & Use Tax Revenue Refunding Bonds, Series B, 1.05%, 11/01/46	750,000	754,250
California – 8.2%
Anaheim Housing & Public Improvement Authority Revenue Bonds, Series A, 5.00%, 10/01/50	900,000	1,055,714

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Series A, 5.00%, 5/01/46	$250,000	$276,722
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 0.90%), 0.92%, 5/01/23(a)(c)	700,000	704,866
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay,
(SIFMA Municipal Swap Index Yield + 0.28%), 0.30%, 4/01/24(a)(c)	250,000	249,402
(SIFMA Municipal Swap Index Yield + 0.45%), 0.47%, 4/01/26(a)(c)	2,000,000	2,002,454

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	243,930	290,179
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	400,000	472,863
California State GO Unlimited Refunding Bonds,
4.00%, 10/01/37	300,000	366,348
4.00%, 11/01/37	1,400,000	1,734,739

California State Health Facilities Financing Authority Revenue Bonds, City of Hope Obligated Group, 5.00%, 11/15/49	500,000	600,538
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded, 5.00%, 11/15/25(f)	500,000	600,174
California State Health Facilities Financing Authority Revenue Refunding Bonds, Marshall Medical Center (California Mortgage Insured), 4.00%, 11/01/40	750,000	893,625
	Par	Value
California (Continued)

California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 4.00%, 7/01/50	$1,210,000	$1,411,230
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series B, 5.00%, 11/01/29	1,000,000	1,316,300
California State Infrastructure & Economic Development Bank Variable Revenue Bonds (AMT), Brightline West Passenger Project, 0.20%, 2/01/22(a)(b)(c)(e)	3,000,000	3,000,542
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series S, J. Paul Getty Trust, (1M USD LIBOR + 0.33%), 0.40%, 4/01/22(a)(c)	1,000,000	1,000,422
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(e)	330,000	360,262
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Eisenhower Medical Center, 5.00%, 7/01/25	650,000	762,021
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management Inc., Project, 0.20%, 9/01/21(a)(b)(c)	1,000,000	1,000,054
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Refunding Bonds (AMT), Republic Services Inc., Project, 0.22%, 10/01/21(a)(b)(c)	1,250,000	1,250,137

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(e)	$320,000	$385,459
California State Municipal Finance Authority Student Housing Revenue Bonds, UCR North District Phase 1 (BAM Insured), 5.00%, 5/15/28	500,000	637,297
California State Public Works Board Lease Revenue Bonds, Series B, 4.00%, 5/01/46	200,000	242,568
California State Various Purpose Bid Group GO Unlimited Refunding Bonds, 5.00%, 8/01/30	600,000	776,236
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(e)	375,000	465,022
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(e)	500,000	597,881
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(e)	250,000	283,186
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.00%, 9/02/34	100,000	124,390
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	365,122
	Par	Value
California (Continued)

Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	$250,000	$287,676
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	237,920
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds, Series A, 4.00%, 1/15/46	250,000	298,825
Fresno Airport Revenue Refunding Bonds, Series B (AMT) (BAM Insured), 5.00%, 7/01/28	390,000	422,937
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	611,672
Los Angeles Department of Airports Airport Subordinate Revenue Bonds, Series C (AMT), Los Angeles International Airport, 5.00%, 5/15/29	1,000,000	1,260,922
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/01/35	1,250,000	1,405,458
Mesa Water District COPS, 4.00%, 3/15/39	300,000	364,882
Port of Oakland Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 11/01/29	250,000	326,367
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	169,933
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A, 4.00%, 7/01/37	300,000	355,437

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	$250,000	$312,147
San Francisco City & County Airports Community International Revenue Refunding Bonds, Second Series A (AMT), 5.00%, 5/01/28	500,000	517,560
Sunnyvale Financing Authority Lease Revenue Bonds, Green Bonds, Civic Center Project, 4.00%, 4/01/34	865,000	1,064,955
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	660,780
Tender Option Bond Trust Receipts/CTFS Various States Floaters GO Unlimited Bond, Series 2017-XF2466 (BAM Insured), 0.06%, 8/09/21(a)(c)(d)(e)	3,000,000	3,000,000
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	130,320
		34,653,544
Colorado – 2.8%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	552,889
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/25	485,000	561,591
5.00%, 3/15/26	510,000	610,057
5.00%, 3/15/29	590,000	760,996
5.00%, 3/15/30	310,000	407,894
5.00%, 3/15/35	590,000	760,661
	Par	Value
Colorado (Continued)

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	$1,000,000	$1,143,846
Colorado State Bridge Enterprise Revenue Bonds (AMT), Central 70 Project, 4.00%, 12/31/24	630,000	704,709
Colorado State COPS, Series A,
4.00%, 12/15/35	1,250,000	1,550,112
4.00%, 12/15/36	200,000	250,998

Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Adventhealth Obligation, 5.00%, 11/19/26(a)(b)(c)	1,000,000	1,237,780
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	626,072
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds, 5.00%, 12/01/40	250,000	290,882
E-470 Public Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 9/01/23	150,000	164,661
5.00%, 9/01/40	810,000	916,670

Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	574,979
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured),
4.00%, 12/01/22	125,000	131,017
4.00%, 12/01/23	180,000	194,964

University of Colorado Enterprise Variable Revenue Bonds, Series C, Green Bond, 2.00%, 10/15/24(a)(b)(c)	250,000	263,043
		11,703,821

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Connecticut – 1.3%
Bridgeport GO Unlimited Bonds, Series A,
8/01/23(g)	$200,000	$218,818
8/01/25(g)	260,000	306,113
8/01/27(g)	275,000	342,142

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 1/01/25(a)(b)(c)	500,000	575,999
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	260,098
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	495,313
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series R, Trinity College, 5.00%, 6/01/32	265,000	350,541
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
5.00%, 7/01/24	240,000	268,714
5.00%, 7/01/25	260,000	300,433
5.00%, 7/01/31	500,000	624,739
4.00%, 7/01/39	120,000	136,683
4.00%, 7/01/49	100,000	112,119

Hamden GO Unlimited Refunding Bonds, Series A (BAM Insured), 5.00%, 8/01/24	500,000	567,627
Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	137,063
Hartford County Metropolitan District GO Unlimited Bonds, 5.00%, 7/15/35	750,000	940,152
		5,636,554
	Par	Value
Delaware – 0.1%
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	$250,000	$291,801
5.00%, 7/01/48	100,000	113,770
		405,571
District of Columbia – 2.1%
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	430,908
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	115,982
District of Columbia Revenue Refunding Bonds, National Public Radio, Prerefunded, 4.00%, 4/01/26(f)	250,000	291,645
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	350,000	429,067
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, 5.00%, 10/01/49	500,000	620,752
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Bonds, Series A, Prerefunded, 5.00%, 10/01/23(f)	650,000	718,739
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Bonds, Series B, 5.00%, 10/01/37	750,000	885,168
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, 5.00%, 10/01/53	750,000	771,347
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	421,283

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
District of Columbia (Continued)
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/26	$1,000,000	$1,221,840
5.00%, 10/01/43	500,000	629,581
4.00%, 10/01/51	500,000	599,849

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, 4.00%, 7/15/40	1,000,000	1,218,024
Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/01/43	300,000	365,615
		8,719,800
Florida – 3.6%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	568,261
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	961,857
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, 5.00%, 7/01/42	350,000	427,543
Collier County Water-Sewer District Revenue Bonds, 4.00%, 7/01/40	500,000	620,973
Davie Educational Facilities Revenue Bonds, Series B, Nova Southeastern University Project , Prerefunded, 5.00%, 4/01/23(f)	250,000	270,195
Florida State Board of Education Public Education GO Unlimited Refunding Bonds, Capital Outlay, Series E, 5.00%, 6/01/31	1,000,000	1,178,224
Florida State Housing Finance Corp., Multi Family Mortgage Adjustable Revenue Bonds, Series A, Parrish Oaks, 1.25%, 2/01/22(a)(b)(c)	1,000,000	1,005,716
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	365,310
	Par	Value
Florida (Continued)
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/01/40	$500,000	$584,268
5.00%, 10/01/44	1,000,000	1,261,128

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, 5.00%, 10/01/40	470,000	535,217
JEA Bulk Power Supply System Revenue Bonds, Scherer 4 Project, Series A, 3.00%, 10/01/22	225,000	225,426
JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	1,395,000	1,685,719
Lee Memorial Health System Hospital Revenue Refunding Bonds, Series A-1, 5.00%, 4/01/44	600,000	748,625
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	862,028
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	250,000	312,732
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/33	500,000	566,850
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	250,000	289,221
Miami-Dade County HFA MFH Variable Revenue Bonds, 1.40%, 4/01/22(a)(b)(c)	500,000	501,126
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/25(h)	125,000	119,803
0.00%, 10/01/26(h)	275,000	258,666
0.00%, 10/01/27(h)	360,000	331,532
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/23	150,000	163,753
5.00%, 7/01/25	150,000	176,489

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/26	$125,000	$151,794
5.00%, 7/01/27	125,000	156,093

Village Community Development District No. 13 Special Assessment Bonds, Limited Offering, 2.62%, 5/01/24	375,000	384,960
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	624,172
		15,337,681
Georgia – 2.5%
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	232,260
Bartow County Development Authority Revenue Bonds, Georgia Power Company Plant Bowen Project, 1.55%, 8/19/22(a)(b)(c)	500,000	506,786
Bartow County Development Authority Revenue Refunding Bonds, Series B, Georgia Power Company Plant Bowen Project, 2.05%, 11/19/21(a)(b)(c)	275,000	276,453
Bartow County Development Authority Variable Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 2.75%, 3/15/23(a)(b)(c)	500,000	519,767
Brookhaven Development Authority Revenue Bonds, Children's Healthcare of Atlanta, 4.00%, 7/01/49	1,000,000	1,174,859
Burke County Development Authority PCR Refunding Bonds, Georgia Power Company Plant Vogtle Project, 1.55%, 8/19/22(a)(b)(c)	100,000	101,357
	Par	Value
Georgia (Continued)
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	$200,000	$248,796
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	601,640
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Series S, Northeast Georgia Health System, Inc., Project (County Gtd), 5.50%, 8/15/54	500,000	572,980
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	609,710
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	182,092
Main Street Natural Gas Inc., Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/01/23	355,000	386,245
4.00%, 12/02/24(a)(b)(c)	100,000	111,247

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/01/23(a)(b)(c)	370,000	396,536
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 9/01/26(a)(b)(c)	1,110,000	1,286,790
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/01/23(a)(b)(c)	500,000	539,602
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture Series, 4.00%, 7/01/44	300,000	319,428

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)

Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	$500,000	$628,848
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University, 4.00%, 9/01/40	1,500,000	1,832,842
		10,528,238
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 1/01/36(g)	250,000	292,992
Hawaii – 0.1%
Hawaii State Airports System Revenue Refunding Bonds (AMT), 5.00%, 7/01/23	500,000	502,506
Illinois – 7.3%
Barrington Alternative Revenue Source GO Unlimited Bonds, 4.50%, 12/15/34	235,000	281,663
Bensenville GO Unlimited Bonds, Series B (AGM Insured), Prerefunded, 5.00%, 12/30/21(f)	245,000	249,961
Chicago Board Of Education GO Unlimited Bonds, Series A, 5.00%, 12/01/38	500,000	644,695
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(h)	750,000	625,513
Chicago GO Unlimited Bonds, Series A, 5.50%, 1/01/49	100,000	126,193
Chicago GO Unlimited Refunding Bonds, Project Series A, 5.00%, 1/01/35	350,000	380,930
Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/23	400,000	425,362
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	1,045,000	1,155,854
	Par	Value
Illinois (Continued)
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	$140,000	$166,479
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	317,452
Chicago Park District GO Limited Tax Refunding Bonds, Series B,
5.00%, 1/01/24	175,000	194,144
5.00%, 1/01/26	395,000	436,298

Chicago Wastewater Transmission Second Lien Revenue Bonds, 5.00%, 1/01/39	500,000	551,896
Cook County GO Unlimited Refunding Bonds, Series A, 5.00%, 11/15/25	1,000,000	1,193,715
Cook County Sales TRB, 5.00%, 11/15/37	500,000	529,797
Hillside Incremental Tax Allocation Revenue Refunding Bonds, 5.00%, 1/01/24	100,000	104,378
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	401,962
Illinois State Finance Authority Revenue Refunding Bonds, Series A, University Of Chicago, 5.00%, 10/01/28	2,500,000	3,243,110
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network, 5.00%, 2/15/23	500,000	537,805
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	500,000	601,632
Illinois State GO Unlimited Bonds,
5.37%, 5/01/23	250,000	272,057
5.50%, 5/01/25	845,000	1,000,492
5.50%, 7/01/26	460,000	503,395

Illinois State GO Unlimited Bonds, Series A, 5.00%, 3/01/28	1,500,000	1,877,481

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)
Illinois State GO Unlimited Bonds, Series B,
5.00%, 3/01/24	$250,000	$279,531
5.00%, 10/01/31	250,000	327,284

Illinois State GO Unlimited Refunding Bonds, 5.00%, 8/01/24	470,000	492,497
Illinois State GO Unlimited Refunding Bonds, Series A, 5.00%, 10/01/25	110,000	129,960
Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	316,845
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 1.02%, 5/15/25(a)(c)	500,000	511,453
Illinois State Sales Tax Junior Obligations Revenue Bonds, Series A (BAM Insured), 4.00%, 6/15/34	620,000	712,791
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	417,281
Illinois State Sales TRB, Build Illinois - Junior Obligation, 5.00%, 6/15/23	200,000	216,608
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(h)	95,000	91,841
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	445,602
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A, 5.00%, 1/01/40	500,000	659,759
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	525,000	673,944
Kane, Cook & Dupage Counties, Illinois School District, GO Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	215,000	239,291
	Par	Value
Illinois (Continued)

Madison, Macoupin Etc. Counties Community College District No. 536 GO Unlimited Refunding Bonds, Lewis & Clark Community (AGM Insured), 4.00%, 5/01/23	$700,000	$742,386
Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(h)	250,000	236,735
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion,
12/15/42(g)	125,000	145,393
12/15/47(g)	250,000	287,862
6/15/52(g)	245,000	281,019

Metropolitan Pier & Exposition Authority Revenue Refunding CABS, McCormick Place Expansion, 12/15/35(g)	150,000	106,944
Metropolitan Pier and Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	500,000	641,802
5.00%, 6/15/50	500,000	624,615
Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured),
5.00%, 10/01/25	325,000	381,960
5.00%, 10/01/26	250,000	301,925

Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	453,782
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/01/34	750,000	1,053,628
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	416,912

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	$250,000	$298,061
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured),
5.00%, 12/01/25	300,000	354,400
4.00%, 12/01/39	250,000	293,526
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	242,340
4.00%, 12/30/38	500,000	596,526
4.00%, 12/30/40	500,000	594,066

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	288,432
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Bonds (AGM Insured), 4.00%, 1/01/34	650,000	752,052
Will County Community School District No. 161 Summit Hill Refunding GO Unlimited Bonds, 4.00%, 1/01/24	470,000	510,274
		30,941,591
Indiana – 2.8%
Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	125,000	125,107
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/25(h)	450,000	438,355
0.00%, 7/15/28(h)	900,000	831,173
0.00%, 1/15/29(h)	560,000	511,319

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series A, Ohio Valley Electric Corp., Project, 5.00%, 6/01/39	140,000	143,750
	Par	Value
Indiana (Continued)

Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, Prerefunded, 1.65%, 1/01/22(b)(c)(f)	$50,000	$50,316
Indiana State Finance Authority Private Activity Revenue Bonds (AMT), Ohio River Bridges East End Crossing Project, 5.25%, 1/01/51	600,000	652,495
Indiana State Finance Authority Revenue Refunding Bonds, Valparaiso University Project,
5.00%, 10/01/22	265,000	279,234
5.00%, 10/01/23	585,000	638,918

Indianapolis MFH Revenue Bonds, Regency Park Apartments, Series A, 1.40%, 9/01/21(a)(b)(c)	1,000,000	1,000,978
Knox Middle School Building Corp., Revenue Bonds (State Intercept), 5.00%, 1/15/27	440,000	543,469
Tender Option Bond Trust Receipts/CTFS Various States Floaters Revenue Bonds, Series 2021-XM0927 (AGM Insured), 0.09%, 8/09/21(a)(c)(d)(e)	3,000,000	3,000,000
Upland Economic Development Revenue Refunding Bonds, Taylor University Project, 9/01/24(g)	570,000	632,293
Vinton-Tecumseh School Building Corp. Ad Valorem Property Tax First Mortgage Revenue Bonds (State Intercept),
4.00%, 7/15/26	530,000	616,286
4.00%, 1/15/27	540,000	632,384
4.00%, 7/15/27	550,000	650,606

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana (Continued)

Warrick County, Indiana Environmental Improvement Variable Revenue Bonds (AMT), Vectren Energy Delivery, 0.88%, 9/01/23(a)(b)(c)	$1,000,000	$1,002,592
Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	290,000	352,621
		12,101,896
Iowa – 0.0%(i)
Iowa State Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Iowa Fertilizer Company Project, 3.13%, 12/01/22	50,000	51,050
PEFA, Inc. Gas Project Revenue Bonds, 5.00%, 9/01/26(a)(b)(c)	150,000	181,344
		232,394
Kentucky – 2.3%
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	473,470
Kentucky Bond Development Corp. Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	187,236
Kentucky State Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare, Inc., Series B (NATL Insured),
0.00%, 10/01/22(h)	500,000	495,044
0.00%, 10/01/24(h)	280,000	269,908

Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	280,703
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living, 5.00%, 5/15/46	100,000	102,991
	Par	Value
Kentucky (Continued)

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	$300,000	$352,704
Kentucky State Housing Corp., Revenue Bonds, City View Park Project, 1.16%, 8/01/22(a)(b)(c)	2,000,000	2,010,642
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(a)(b)(c)	475,000	517,922
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(c)	250,000	281,360
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply, 4.00%, 2/01/28(a)(b)(c)	500,000	595,570
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/01/25(a)(b)(c)	650,000	722,714
Kentucky State University COPS, Kentucky State University Project (BAM Insured), 5.00%, 11/01/24	230,000	262,841
Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,526,624
Louisville & Jefferson County Metropolitan Government Health System Variable Revenue Bonds, Norton Healthcare, Inc., 5.00%, 10/01/26(a)(b)(c)	1,000,000	1,225,289
Louisville Regional Airport Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/23	500,000	544,533
		9,849,551

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Louisiana – 1.3%
East Baton Rouge Parish Sewerage Commission Revenue Refunding Bonds, Series A,
5.00%, 2/01/24	$325,000	$363,276
5.00%, 2/01/25	475,000	551,134
5.00%, 2/01/26	100,000	119,960

East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	515,725
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project,
5.00%, 10/01/25	250,000	295,962
5.00%, 10/01/26	215,000	262,696

Louisiana State Housing Corp., MFH Variable Revenue Bonds, Hollywood Acres & Hollywood Heights Project, Series 2019, 1.44%, 12/01/21(a)(b)(c)	1,000,000	1,004,378
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Loop LLC Project, 2.00%, 10/01/22(a)(b)(c)	515,000	518,960
Louisiana State Public Facilities Authority Revenue Refunding CABS, Loyola University Project, 0.00%, 10/01/22(h)	300,000	294,297
Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(c)(e)	525,000	604,344
Saint James Parish Variable Revenue Bonds, Series A-1, Nucor Steel, 0.08%, 8/09/21(a)(c)(d)	400,000	400,000
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.00%, 4/01/23(a)(b)(c)	600,000	614,364
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	132,414
		5,677,510
	Par	Value
Maine – 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, 5.00%, 7/01/27	$215,000	$268,905
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/01/28	650,000	797,893
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	500,000	569,146
		1,635,944
Maryland – 2.2%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	537,202
Baltimore County GO Unlimited Bonds, 5.00%, 3/01/25	1,265,000	1,481,509
Department of Transportation Revenue Bonds (AMT), Baltimore Washington International, 4.00%, 8/01/37	250,000	305,145
Maryland Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	325,000	381,256
Maryland State Economic Development Corp., PCR Refunding Bonds, Potomac Electric Power Company, 1.70%, 9/01/22	500,000	507,480
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Projects,
5.00%, 3/31/36	325,000	386,647
5.00%, 3/31/51	235,000	278,241

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	607,886

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	$400,000	$493,957
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System,
5.00%, 7/01/24	350,000	396,643
5.00%, 7/01/27	1,320,000	1,635,393

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	1,006,208
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Arundel Health Systems, 5.00%, 7/01/29	250,000	307,964
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	320,731
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	132,436
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds, University of Maryland, 5.00%, 7/01/27(a)(b)(c)	200,000	243,774
Washington Country Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	239,376
		9,261,848
	Par	Value
Massachusetts – 1.5%
Development Finance Agency Revenue Refunding Bonds, Lasell University,
4.00%, 7/01/25	$235,000	$264,576
4.00%, 7/01/26	240,000	275,912

Massachusetts Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	200,000	226,444
Massachusetts Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	454,117
Massachusetts State Consolidated Loan GO Limited Bonds, Series E, 5.25%, 9/01/48	500,000	641,326
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A, 5.00%, 1/01/23(a)(b)(c)	1,500,000	1,602,429
Massachusetts State Development Finance Agency Variable Revenue Refunding Bonds, Partners Healthcare, (SIFMA Municipal Swap Index Yield + 0.50%), 0.52%, 1/26/23(a)(c)	500,000	501,665
Massachusetts State GO Limited Refunding Bonds, Series B, 5.00%, 7/01/34	1,350,000	1,795,128
Massachusetts State HFA Revenue Bonds, Colonial Village Projects, 1.45%, 1/01/22(a)(b)(c)	760,000	763,765
		6,525,362
Michigan – 1.6%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured),
5.00%, 7/01/43	100,000	112,118
5.00%, 7/01/48	200,000	223,437

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	59,914
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	285,701

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Michigan (Continued)

Great Lakes Water Authority Sewage Disposal System Second Lien Revenue Refunding Bonds, Series C, 5.00%, 7/01/36	$495,000	$596,570
Michigan Finance Authority Revenue Bonds, Local Government Loan Program, 5.00%, 7/01/33	350,000	408,837
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds,
5.00%, 7/01/29	425,000	499,147
4.50%, 10/01/29	250,000	268,942

Michigan State Finance Authority Revenue Refunding Bonds, Michigan Health, Escrowed to Maturity, 5.00%, 6/01/23	390,000	424,963
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp., Prerefunded, 5.00%, 6/01/22(f)	250,000	260,219
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, 4.00%, 12/01/35	515,000	627,072
Michigan State Finance Authority Variable Revenue Bonds, Bronson Healthcare Group, 3.50%, 11/15/22(a)(b)(c)	250,000	259,575
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	420,000	506,510
Michigan State Strategic Fund Limited Obligation Adjustable Revenue Refunding Bonds, Detroit Edison Co., Pollution Control Bonds Project, 1.45%, 9/01/21(a)(b)(c)	600,000	600,591
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/24(a)(b)(c)	500,000	518,047
	Par	Value
Michigan (Continued)

Wayne County Airport Authority Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 12/01/26	$500,000	$618,341
Wayne University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	362,774
		6,632,758
Minnesota – 0.4%
Brooklyn Center MFH Development Variable Revenue Bonds, Sonder House Apartments Project, 1.35%, 7/01/22(a)(b)(c)	1,500,000	1,501,310
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(e)	250,000	272,268
		1,773,578
Mississippi – 0.2%
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	316,464
Mississippi State Hospital Equipment & Facilities Authority Revenue Refunding Bonds, Forrest Country General Hospital Project, 5.00%, 1/01/24	400,000	442,738
		759,202
Missouri – 0.9%
Central Southwest Community College District COPS,
5.00%, 3/01/26	225,000	269,163
5.00%, 3/01/27	225,000	276,164

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, Series A, Iatan 2 Project, 5.00%, 1/01/33	310,000	344,659

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Missouri (Continued)

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Refunding Bonds, A.T. Still University Health Science, 5.00%, 10/01/22	$725,000	$763,070
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc.,
5.00%, 11/15/23	150,000	166,195
5.00%, 11/15/30	250,000	298,416
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/01/24	320,000	354,357
4.00%, 8/01/26	200,000	231,911

RBC Municipal Products Inc., Trust Floater Certificates Revenue Bonds, Series C-16 for Missouri Health (Royal Bank of Canada LOC), 0.08%, 8/09/21(a)(c)(d)(e)	500,000	500,000
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	500,000	570,976
		3,774,911
Nebraska – 0.9%
Central Plains Energy Gas Project Revenue Bonds, Project No. 3, 5.00%, 9/01/22	500,000	525,945
Central Plains Energy Project Gas Supply Revenue Refunding Bonds, 4.00%, 8/01/25(a)(b)(c)	225,000	255,052
Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	707,318
Gretna Tax Supported COPS, 4.00%, 12/15/25	2,000,000	2,243,430
		3,731,745
	Par	Value
Nevada – 1.4%
Clark County School District GO Limited Refunding Bonds, Series C, Building, 5.00%, 6/15/23	$500,000	$545,771
Clark County School District GO Limited Refunding Bonds, Series D, 5.00%, 6/15/23	300,000	327,463
Clark County School District GO Limited Refunding Bonds, Series E, 5.00%, 6/15/25	1,330,000	1,565,261
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	613,175
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 5.00%, 7/01/43	250,000	305,571
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,261,633
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	100,000	108,702
Reno Sales Tax First Lien Revenue Refunding Bonds, Retrac-Reno Transportation Rail Access Corridor Project, 5.00%, 6/01/48	500,000	579,594
Sparks Nevada Tourism Improvement District No. 1 Sales Tax Senior Lien Revenue Refunding Bonds, Series A, 2.50%, 6/15/24(e)	225,000	229,276
Washoe County Water Facilities Variable Revenue Refunding Bonds (AMT), Sierra Pacific, 2.05%, 4/15/22(a)(b)(c)	500,000	506,172
		6,042,618
New Hampshire – 0.3%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	710,351	863,846

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Hampshire (Continued)
National Finance Authority Revenue Bonds, Series A, 4.00%, 7/01/51	$250,000	$298,805
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	211,172
		1,373,823
New Jersey – 4.0%
Atlantic City Board Of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured),
4.00%, 4/01/23	300,000	317,051
4.00%, 4/01/25	350,000	396,220

Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	1,170,000	1,461,380
New Jersey Covid-19 GO Unlimited Emergency Bonds, 5.00%, 6/01/26	385,000	468,174
New Jersey Economic Development Authority Revenue Refunding bonds, Series GGG, School Facilities Construction, 5.25%, 9/01/23(e)	1,500,000	1,653,889
New Jersey Economic Development Authority Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	302,211
New Jersey Economic Development Authority Revenue Refunding Bonds, Series B, 5.00%, 11/01/22	365,000	386,758
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	195,948
5.12%, 6/15/43	350,000	361,061

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	266,596
	Par	Value
New Jersey (Continued)
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.00%, 1/01/24	$150,000	$167,112
5.25%, 1/01/25	100,000	112,537
5.37%, 1/01/43	100,000	111,900

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	132,213
New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, 5.00%, 7/01/29	100,000	108,797
New Jersey State EDA Revenue Refunding Bonds, Series XX, 5.00%, 6/15/23	170,000	185,160
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	348,894
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(a)(b)(c)	775,000	832,168
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series, 5.00%, 7/01/33	1,000,000	1,293,666
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnajas Health Obligated Group, 5.00%, 7/01/26(a)(b)(c)	400,000	484,793
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds, Series B (AMT), 5.00%, 12/01/24	570,000	653,899
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	286,998
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	643,883

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program, 5.25%, 6/15/43	$625,000	$788,533
New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, 4.00%, 6/15/34	175,000	212,852
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Bonds, Series A, 5.25%, 12/15/22	1,000,000	1,068,843
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds, 5.00%, 12/15/25	100,000	119,066
New Jersey State Turnpike Authority Revenue Bonds, Series A,
5.00%, 1/01/27	305,000	377,032
5.00%, 1/01/33	230,000	260,149

New Jersey State Turnpike Authority Revenue Bonds, Series B, Prerefunded, 5.00%, 1/01/23(f)	135,000	144,385
New Jersey State Turnpike Authority Turnpike Revenue Refunding Bonds, Series E, 5.00%, 1/01/31	255,000	322,052
New Jersey Turnpike Revenue Bonds, Series A, 4.00%, 1/01/42	240,000	290,455
Newark Board of Education GO Unlimited Bonds, Sustainability Bonds (School Board Guaranty Program), 5.00%, 7/15/23	300,000	327,999
	Par	Value
New Jersey (Continued)

Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	$500,000	$543,808
Union County Utilities Authority Resource Recovery Facility Lease Revenue Refunding Bonds, Series A (AMT), Covanta Union, Inc. (County Gtd), 5.25%, 12/01/31	1,500,000	1,524,786
		17,151,268
New Mexico – 0.3%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan Project, 1.15%, 6/01/24(a)(b)(c)	250,000	255,056
New Mexico State Hospital Equipment Loan Council Variable Revenue Bonds, Series B, 5.00%, 8/01/25(a)(b)(c)	500,000	588,174
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A, 5.00%, 5/01/25(a)(b)(c)	275,000	319,648
		1,162,878
New York – 9.1%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(e)	500,000	563,266
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	285,047
Hempstead Town Local Development Corp. Revenue Refunding Bonds, Adelphi University Project,
5.00%, 6/01/27	300,000	367,804
5.00%, 6/01/28	500,000	626,291

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	$250,000	$257,623
Hudson Yards Infrastructure Corp., Senior Revenue Bonds Fiscal 2012, 5.75%, 2/15/47	255,000	256,046
Long Beach GO Limited Bonds, Series A, 5.00%, 9/01/28	665,000	825,655
Long Island Power Authority Electric System Variable Revenue Bonds, Series B, 1.65%, 9/01/24(a)(b)(c)	1,650,000	1,705,580
Metropolitan Transportation Authority Revenue BANS, Series A-1, 5.00%, 2/01/23	750,000	803,084
Metropolitan Transportation Authority Revenue BANS, Series D1, 5.00%, 9/01/22	1,000,000	1,051,203
Metropolitan Transportation Authority Revenue Bonds, Series A-1-Group 1, Green Bond, 5.00%, 11/15/49	500,000	626,077
Metropolitan Transportation Authority Transportation Revenue Bonds, Series E, 4.00%, 11/15/23	535,000	579,445
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Series B, Green Bonds, Climate, 4.00%, 11/15/22	730,000	764,311
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1, (SOFR + 0.33%), 0.36%, 4/01/24(a)(c)	1,000,000	1,000,507
Metropolitan Transportation Authority, New York Transportation Variable Rate Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 0.45%, 2/01/25(a)(c)	1,000,000	988,816
	Par	Value
New York (Continued)

Monroe County Industrial Development Agency School Facility Revenue Bonds, Rochester Schools Modernization Project (State Aid Withholding), 5.00%, 5/01/35	$800,000	$1,043,600
Monroe County Industrial Development Corp., Revenue Bonds, University of Rochester Project, 4.00%, 7/01/50	1,000,000	1,185,162
New York City Municipal Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds, 5.00%, 6/15/26	2,000,000	2,451,255
New York City Transitional Finance Authority Future Tax Adjustable Revenue Bonds, Subseries C, 0.03%, 8/02/21(a)(c)(d)	200,000	200,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 4.00%, 11/01/40	400,000	476,730
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	1,234,941
New York City Transitional Finance Authority Revenue Bonds, Sub Series C-2, 5.00%, 5/01/32	1,000,000	1,271,337
New York GO Unlimited Bonds, Series 1, 4.00%, 8/01/27	625,000	752,128
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	316,520
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	706,434
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Fordham University, 4.00%, 7/01/50	600,000	702,854

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	$300,000	$351,002
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Master Boces Program (State Aid Withholding), 5.00%, 8/15/26	455,000	549,808
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Northwell Health Obligated Group, 5.00%, 5/01/24(a)(b)(c)	1,250,000	1,382,163
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	246,111
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	1,000,000	1,151,215
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D, 4.00%, 2/15/39	500,000	599,129
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	425,000	489,103
New York State Dormitory Authority Supported Debt Revenue Refunding Bonds, New York University, Series A, 4.00%, 7/01/46	250,000	304,051
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	500,000	500,952
	Par	Value
New York (Continued)
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(e)	$500,000	$565,463
5.37%, 11/15/40(e)	150,000	169,427

New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT), 2.90%, 10/01/22	140,000	143,786
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	321,993
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	327,681
New York State Transportation Development Corporation Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	500,000	650,254
New York State Urban Development Corp., State Personal Income Tax Revenue Refunding Bonds, 4.00%, 3/15/45	500,000	593,157
New York Variable GO Unlimited Bonds, Subseries E-5 (TD Bank LOC), 0.02%, 8/02/21(a)(c)(d)	1,125,000	1,125,000
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	299,962

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

Onondaga County Trust Cultural Resource Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/47	$500,000	$596,238
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	1,028,803
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT), 5.00%, 11/01/31	1,065,000	1,383,567
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	599,246
Port Authority of New York & New Jersey Revenue Bonds, Series 179, 5.00%, 12/01/25	750,000	834,721
Poughkeepsie City GO Limited Refunding Bonds, 4.00%, 4/15/25	440,000	489,189
Sales Tax Asset Receivable Corp., Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded, 5.00%, 10/15/24(f)	245,000	282,833
Suffolk County GO Limited Refunding Bonds, Series D (BAM Insured), 5.00%, 10/15/24	390,000	447,269
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, MTA Bridges and Tunnels, 4.00%, 11/15/54	1,300,000	1,553,723
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1, 5.00%, 5/15/51	250,000	328,369
	Par	Value
New York (Continued)

Troy Capital Resource Corp. Revenue Bonds, Rensselaer Polytechnic Institutute Project, 4.00%, 9/01/33	$100,000	$121,530
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	117,375
		38,594,836
North Carolina – 1.3%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University,
4.00%, 5/01/23	300,000	319,522
4.00%, 5/01/24	240,000	263,288
5.00%, 5/01/25	240,000	279,294
5.00%, 5/01/26	275,000	330,227
North Carolina Medical Care Commission Retirement Facilities Revenue Bonds, The Forest At Duke Project,
4.00%, 9/01/33	180,000	216,186
4.00%, 9/01/34	185,000	221,633

North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Vidant Health, 5.00%, 6/01/45	500,000	577,933
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	267,001
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, 5.00%, 9/01/37	155,000	168,714
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	112,991

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)

North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	$400,000	$457,104
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	633,525
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	674,172
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS, 5.00%, 2/01/24	200,000	223,501
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT), 5.00%, 5/01/36	500,000	645,034
		5,390,125
North Dakota – 0.5%
Cass County Joint Water Resource District GO Unlimited Bonds, Series A, 0.48%, 5/01/24	600,000	601,199
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	589,699
Watford City North Dakota State Aid Certificates Indebtedness Revenue Refunding Bonds (AGM Insured), 3.00%, 12/01/23	800,000	838,651
		2,029,549
Ohio – 2.4%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	350,000	425,110
5.00%, 11/15/27	370,000	461,177

Allen County Ohio Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health, Inc., 5.00%, 12/01/28	400,000	519,314
	Par	Value
Ohio (Continued)

American Municipal Power-Ohio, Inc., Variable Revenue Refunding Bonds, Series A, 2.30%, 2/15/22(a)(b)(c)	$1,250,000	$1,251,945
Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	850,000	999,686
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	212,165
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum Of Natural History Project,
5.00%, 7/01/25	125,000	146,119
5.00%, 7/01/26	125,000	150,314
5.00%, 7/01/27	125,000	153,974
5.00%, 7/01/28	155,000	194,848

Cleveland-Cuyahoga County Port Authority Euclid Avenue Development Corp., Revenue Refunding Bonds, 5.00%, 8/01/23	370,000	403,988
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	555,816
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	211,223
5.00%, 12/01/36	305,000	377,367

Franklin County Variable Revenue Bonds, Trinity Health Credit Group, 0.08%, 11/01/21(a)(b)(c)	1,000,000	1,000,000
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.12%, 12/01/49	100,000	110,377

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	$250,000	$295,167
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	595,056
Ohio State Air Quality Development Authority Revenue Refunding Bonds (AMT), American Electric Power Company Project, 2.10%, 10/01/24(a)(b)(c)	500,000	523,044
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	50,000	55,889
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	1,145,425
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	175,949
United Local School District COPS (BAM Insured), 3.00%, 12/01/23	330,000	350,432
		10,314,385
Oklahoma – 1.3%
Bryan County School Finance Authority Educational Facilities Lease Revenue Refunding Bonds, Durant Public Schools Project, 4.00%, 12/01/23	620,000	672,148
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/27	500,000	602,062
Kingfisher Special Projects Authority Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, 4.00%, 3/01/24	600,000	655,070
	Par	Value
Oklahoma (Continued)
Muskogee Industrial Trust Educational Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/23	$900,000	$980,683
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30	50,000	50,024
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project, 5.00%, 8/01/24	590,000	664,528
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	568,604
Wagoner County School Development Authority Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, 4.00%, 9/01/23	1,060,000	1,130,684
		5,323,803
Oregon – 1.1%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	645,512
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(a)(b)(c)	500,000	565,574
Multnomah County School District No. 1J Portland GO Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/24	250,000	284,529
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	1,000,000	1,178,793
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	197,417
4.00%, 12/01/27	240,000	283,149

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oregon (Continued)

Port of Portland Airport Revenue Refunding Bonds, Portland International Airport, 5.00%, 7/01/40	$615,000	$803,488
Port of Portland Airport Revenue Refunding Bonds, Portland International Airport (AMT), 5.00%, 7/01/25	750,000	879,255
		4,837,717
Pennsylvania – 4.3%
Allegheny County Sanitary Authority Revenue Bonds, Series B, 4.00%, 6/01/25	100,000	113,652
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	352,840
Cumberland County Municipal Authority Revenue Bonds, AICUP Financing Program-Messiah College Project, 3.75%, 4/30/22(a)(b)(c)	500,000	502,121
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 1/01/40(e)(g)	185,000	194,749
East Vincent GO Unlimited Refunding Bonds, 2.00%, 12/01/22	200,000	204,792
Lancaster County GO Unlimited Refunding Bonds, Series A, 4.00%, 11/01/25	275,000	313,428
Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	395,161
Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 0.60%, 11/01/24(a)(c)	460,000	459,118
Lehigh County IDA Revenue Refunding Bonds, PPL Electric Utilities Corp., Project,
1.80%, 8/15/22(a)(b)(c)	330,000	335,145
	Par	Value
Pennsylvania (Continued)
Lehigh County IDA Revenue Refunding Bonds, PPL Electric Utilities Corp., Project,
1.80%, 9/01/22(a)(b)(c)	$1,000,000	$1,016,252

Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	824,474
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,832,204
Neshannock Township School District GO Limited Refunding Bonds, Series B (State Aid Withholding), 2.00%, 9/01/24	190,000	200,090
North East School District GO Limited Refunding Bonds (AGM State Aid Withholding), 9/01/27(g)	850,000	1,009,060
Oil City GO Unlimited Bonds, Series A (AGM Insured),
12/01/22(g)	100,000	103,544
12/01/23(g)	145,000	157,172
12/01/24(g)	150,000	167,327
12/01/25(g)	185,000	211,431

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (AMT), Republic Services Inc., Project, 0.20%, 10/15/21(a)(b)(c)	250,000	250,014
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1,
5.00%, 4/15/24	1,200,000	1,354,122
5.00%, 4/15/25	200,000	234,241
4.00%, 4/15/45	500,000	590,984

Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University, 5.00%, 9/01/39	500,000	572,499

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.37%, 10/01/25	$980,000	$1,012,568
Pennsylvania State Housing Finance Agency Special Limited Obligation MFH Revenue Bonds, Norris Homes Phase V, 1.40%, 1/01/23(a)(b)(c)	1,000,000	1,014,715
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.70%), 0.72%, 12/01/23(c)	500,000	502,681
Pequea Valley School District GO Limited Bonds (State Aid Withholding), 2.00%, 5/15/23	175,000	180,511
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	510,000	628,704
5.00%, 7/01/33	400,000	490,533
5.00%, 7/01/35	155,000	189,428

Philadelphia Authority for Industrial Development Temple University Revenue Refunding Bonds, Series 1-2015, 5.00%, 4/01/33	400,000	462,518
Philadelphia School District GO Limited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 9/01/33	500,000	647,679
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	371,763
5.00%, 5/01/28	215,000	272,494
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/24	115,000	127,217
4.00%, 11/15/25	115,000	130,308
4.00%, 11/15/26	125,000	144,320
4.00%, 11/15/27	130,000	152,653
	Par	Value
Pennsylvania (Continued)
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/28	$105,000	$125,121

Wilkes-Barre Area School District GO Limited Bonds (BAM State Aid Withholding), 5.00%, 4/15/23	200,000	215,658
		18,063,291
Puerto Rico – 0.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Bonds, Series A, 5.25%, 7/01/42	815,000	851,830
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(e)	250,000	315,898
Puerto Rico Commonwealth Public Improvement GO Unlimited Refunding Bonds, Series A,
5.75%, 7/01/28(j)	105,000	95,025
5.00%, 7/01/41(j)	850,000	732,062

Puerto Rico Electric Power Authority Power Revenue Bonds, Series TT-RSA-1, 5.00%, 7/01/37(j)	130,000	127,238
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds, Series ZZ-RSA-1, 5.25%, 7/01/23(j)	175,000	171,938
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1, 4.75%, 7/01/53	258,000	296,032
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(h)	225,000	206,301
0.00%, 7/01/31(h)	500,000	403,865
0.00%, 7/01/46(h)	875,000	293,307
		3,493,496

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Rhode Island – 0.2%
Providence GO Unlimited Refunding Bonds, Series A, 5.00%, 1/15/25	$200,000	$228,570
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	618,310
		846,880
South Carolina – 0.9%
Connector 2000 Association, Inc. Toll Road Revenue CABS, Senior Series A-1, 0.00%, 1/01/32(h)	400,000	207,261
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	493,434
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Bon Secours Mercy Health, 5.00%, 10/01/25(a)(b)(c)	850,000	1,009,361
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Prisma Health Obligated Group, 0.10%, 8/09/21(a)(c)(d)	2,000,000	2,000,000
		3,710,056
South Dakota – 0.2%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds,
4.00%, 4/01/26	375,000	434,061
4.00%, 4/01/27	425,000	501,936
		935,997
Tennessee – 0.8%
Greeneville Health & Educational Facilities Board MFH Revenue Bonds, People RD Portfolio Project, 1.45%, 12/01/21(a)(b)(c)	500,000	502,156
Greeneville Health & Educational Facilities Board Revenue Refunding Bonds, Ballad Health Obligation Group, 5.00%, 7/01/31	140,000	152,498
	Par	Value
Tennessee (Continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center,
5.00%, 7/01/40	$400,000	$480,112
5.00%, 7/01/46	500,000	597,235

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 3.00%, 10/01/24	420,000	437,088
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	1,284,711
		3,453,800
Texas – 7.2%
Austin Airport System Revenue Bonds, Series A, 5.00%, 11/15/46	1,380,000	1,673,759
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	400,000	456,658
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	217,386
Central Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, Prerefunded, 5.00%, 1/01/23(f)	635,000	679,146
Central Texas Regional Mobility Authority Revenue Bonds, Series C, 5.00%, 1/01/27	275,000	326,637
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	629,045

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Dallas Independent School District GO Unlimited Bonds, 2020-Multi-Modal (PSF, Gtd), Prerefunded, 5.00%, 2/15/22(b)(c)(f)	$195,000	$200,147
Dallas Texas Housing Finance Corp., Estates at Shiloh Revenue Bonds, 1.25%, 7/01/23(a)(b)(c)	500,000	509,965
Dallas-Fort Worth International Airport Improvement Revenue Bonds, Series B, 5.00%, 11/01/44	350,000	370,140
Dallas-Fort Worth International Airport Joint Improvement Revenue Bonds, Series C, 5.00%, 11/01/34	445,000	490,569
Dallas-Fort Worth International Airport Joint Revenue Refunding Bonds, Series A (AMT), 5.25%, 11/01/30	1,100,000	1,214,076
Dallas-Fort Worth International Airport Revenue Bonds, Series H (AMT), Prerefunded, 5.00%, 11/01/21(f)	400,000	404,749
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	469,067
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	1,000,000	1,009,013
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	265,000	315,368
Harris County Cultural Education Facilities Finance Corp., Variable Revenue Bonds, Memorial Hermann Health System,
5.00%, 12/01/22(a)(b)(c)	100,000	106,105
5.00%, 12/01/24(a)(b)(c)	1,000,000	1,151,336
	Par	Value
Texas (Continued)

Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Hospital Memorial Hermann Health, Prerefunded, 5.00%, 12/01/22(f)	$300,000	$319,417
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	420,754
Houston Airport System Revenue Bonds, Subseries A (AMT), 5.00%, 7/01/25	500,000	588,510
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	209,698
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	149,669
Houston Airport System Subordinate Revenue Refunding Bonds, Series B, 5.00%, 7/01/26	500,000	610,435
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment,
9/01/22(g)	180,000	187,285
9/01/23(g)	185,000	199,214
5.00%, 9/01/36	510,000	631,556

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services Corp. Project, 5.00%, 5/15/35	250,000	320,713
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	570,403

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	$100,000	$110,386
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	250,000	284,860
North Texas Tollway Authority Revenue Refunding Bonds, Series A, 5.00%, 1/01/26	70,000	78,052
Northside Texas Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 1.60%, 8/01/24(a)(b)(c)	350,000	362,726
Northside Texas Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 2.75%, 8/01/23(a)(b)(c)	1,000,000	1,048,216
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 7/01/27(g)	435,000	515,532
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	424,400
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(e)	375,000	388,840
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	322,749
San Antonio Water Junior Lien Variable Revenue Bonds, Series A, 2.63%, 5/01/24(a)(b)(c)	1,125,000	1,201,903
	Par	Value
Texas (Continued)
Tarrant County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Health Resources System Obligation,
5.00%, 2/15/34	$400,000	$482,030
5.00%, 2/15/47	700,000	838,582

Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.12%, 12/01/45	545,000	598,397
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	300,722
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,000,000	1,241,096
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	500,000	566,479
5.00%, 12/31/55	200,000	225,511

Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	885,756
Texas State Transportation Commission Central Turnpike System Revenue Refunding Bonds, Series A, 5.00%, 8/15/39	750,000	976,545
Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	100,000	111,139
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	117,838
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(h)	480,000	408,896

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Texas State Veterans Variable GO Limited Bonds, 0.04%, 8/09/21(a)(c)(d)	$4,000,000	$4,000,000
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	622,401
		30,543,876
Utah – 0.9%
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/47	805,000	967,359
Tender Option Bond Trust Receipts/CTFS Various States Floaters Revenue Bonds, Series 2018-XG0171, 0.06%, 8/09/21(a)(c)(d)(e)	3,000,000	3,000,000
		3,967,359
Virginia – 3.2%
Botetourt County Residential Care Facility Revenue Refunding Bonds, Series A, Glebe, Inc., 4.75%, 7/01/23	120,000	126,953
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,190,806
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue BANS, 5.00%, 11/01/23	1,000,000	1,104,778
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	750,000	893,957
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	500,000	641,840
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	522,426
	Par	Value
Virginia (Continued)
Fairfax County EDA Residential Care Facilities Revenue Bonds, Series A, Vinson Hall LLC, Prerefunded, 5.00%, 12/01/23(f)	$200,000	$222,234
Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., 5.00%, 10/01/36	150,000	170,162
Fairfax County EDA Revenue Refunding Bonds, Wiehle Avenue Metrorail Station, 5.00%, 8/01/33	1,000,000	1,339,644
Fairfax County IDA Health Care Revenue Bonds, Inova Health System, 4.00%, 5/15/42	250,000	256,918
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 5.00%, 5/15/23(a)(b)(c)	500,000	542,895
Fairfax County Water Authority Revenue Refunding Bonds, 5.00%, 4/01/45	500,000	609,585
Hampton Roads Transportation Accountability Commission Senior Lien Revenue Bonds, Series A, 5.50%, 7/01/57	300,000	375,449
James City County EDA Residential Care Facilities Variable Revenue Bonds, United Methodist Home, 6.00%, 6/01/43	101,741	108,136
Louisa Industrial Development Authority Pollution Control Variable Revenue Bonds, Series 2008A, Virginia Electric, 1.90%, 6/01/23(a)(b)(c)	1,000,000	1,028,770
Newport News Economic Development Authority Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	500,000	570,798

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Spotsylvania County EDA Housing Revenue Bonds, Palmers Creek Apartments Project (FHA 221(D4) GNMA Insured), 1.45%, 2/01/22(a)(b)(c)	$500,000	$502,979
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/56	50,000	60,195
Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project, 5.00%, 7/01/49	645,000	656,922
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), 95 Express Lane, 5.00%, 7/01/34	800,000	815,636
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.50%, 1/01/23	135,000	140,205
5.00%, 1/01/27	250,000	260,354

Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Express Lanes LLC, 5.00%, 7/01/34	225,000	229,398
York County EDA PCR Bonds, Series A, Electric & Power, 1.90%, 6/01/23(a)(b)(c)	1,000,000	1,024,884
		13,395,924
Washington – 3.5%
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bond, 5.00%, 11/01/31	1,000,000	1,189,855
Energy Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/01/36	1,200,000	1,594,406
	Par	Value
Washington (Continued)
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	$550,000	$675,296
King County School District No. 210 Federal Way GO Unlimited Bonds (School Board Guaranty Program), 4.00%, 12/01/33	500,000	598,198
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	303,473
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT),
5.00%, 4/01/32	490,000	620,231
5.00%, 4/01/44	500,000	614,528

Port of Seattle Airport Intermediate Lien Subordinate Revenue Refunding Bonds, Series B (AMT), 5.00%, 8/01/23	600,000	628,395
Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	501,457
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	548,230
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, (SIFMA Municipal Swap Index Yield + 0.35%), 0.37%, 11/01/22(c)	900,000	901,335
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B, 11/01/26(a)(g)	750,000	750,001
Washington State GO Unlimited Bonds, Series A-1, 5.00%, 8/01/40	1,000,000	1,170,418
Washington State GO Unlimited Bonds, Series C,
5.00%, 2/01/26	350,000	422,633
5.00%, 2/01/40	2,000,000	2,598,969

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	522,254

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington (Continued)

Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series B, Commonspirit Health, 5.00%, 8/01/26(a)(b)(c)	$615,000	$734,982
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	290,643
		14,665,304
Wisconsin – 2.1%
Clayton Town NANS, Series B,
2.00%, 6/01/24	100,000	102,766
2.00%, 6/01/25	225,000	230,988

Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,095,725
Park Falls NANS, Series B, 3.00%, 3/01/25	975,000	1,012,991
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(e)	100,000	109,417
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	581,806
5.00%, 6/15/49	150,000	175,638

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	382,008
PFA Hospital Revenue Refunding Bonds, Series A, WakeMed Hospital, 4.00%, 10/01/49	500,000	572,813
PFA Revenue Bonds, Roseman University of Health System, 5.00%, 4/01/50(e)	250,000	299,686
Wisconsin Center District Appropriation Revenue Bonds, Milwaukee Arena Project, 5.00%, 12/15/27	200,000	243,288
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series B, Marshfield Clinic, 5.00%, 2/15/24	1,250,000	1,277,520
	Par	Value
Wisconsin (Continued)

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Beloit Health System, Inc., 5.00%, 7/01/23	$645,000	$703,617
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	276,759
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group, 5.00%, 11/15/39	350,000	419,316
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 12/03/24(a)(b)(c)	1,000,000	1,157,487
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Prerefunded, 4.50%, 7/01/22(f)	400,000	416,174
		9,057,999
Total Municipal Bonds (Cost $372,684,477)		387,581,738

	Number of Shares
Investment Companies – 0.1%
iShares National Muni Bond ETF	6,380	750,033
Total Investment Companies (Cost $724,539)		750,033

Par/Number of Shares
Short-Term Investments – 9.6%
Money Market Fund – 4.4%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(k)	18,704,941	18,704,941

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds – 5.2%
Broward County Port Facilities Subordinate Revenue Refunding Bonds, Series D (AMT), 5.00%, 9/01/21	750,000	$752,706
California State School Cash Reserve Program Authority Taxable Revenue Notes, Series L, 2.00%, 1/31/22	1,000,000	1,009,373
Central Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/22	300,000	305,910
Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/22	300,000	305,117
Clark County Passenger Facility Charge Revenue Refunding Bonds, Las Vegas McCarran International, 5.00%, 7/01/22	200,000	208,952
Connecticut State GO Unlimited Bonds, Series A, 5.00%, 3/15/22	795,000	819,296
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series C, Chesla Loan Program, 5.00%, 11/15/21	200,000	202,744
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured), 5.00%, 7/01/22	500,000	521,862
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/01/22	250,000	261,308
Florida State Development Finance Corp., Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project, 5.00%, 4/01/22	350,000	360,872
Hampton Roads Transportation Accountability Commission Revenue BANS, Series A, 5.00%, 7/01/22	750,000	783,429
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Houston Airport System Revenue Refunding Bonds, Subseries D, 5.00%, 7/01/22	555,000	$579,738
Illinois State Finance Authority Revenue Bonds, Series A, Carle Foundation, 5.00%, 8/15/21	500,000	500,818
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System, 5.00%, 11/15/21	1,100,000	1,114,934
Illinois State Finance Authority Revenue Refunding Bonds, Southern Illinois Healthcare, 5.00%, 3/01/22	300,000	308,394
Kentucky State Housing Corp., Variable Revenue Bonds, Beecher Phase I Project, 2.00%, 9/01/21(a)(b)(c)	480,000	480,693
Lackawanna County IDA Revenue Refunding Bonds, University of Scranton, 5.00%, 11/01/21	375,000	379,261
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, 5.00%, 2/01/22	260,000	266,371
Memphis-Shelby County Airport Authority Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/22	400,000	417,603
Metropolitan Transportation Authority Revenue BANS, Series A-2S, 4.00%, 2/01/22	750,000	763,850
Minnesota State HFA Housing Bonds, White Oak Estates, Series F (HUD Sector 8 Program), 1.35%, 8/01/21	1,000,000	1,000,000
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/22	150,000	151,743
New York City Housing Development Corp., MFH Revenue Bonds, Series C-2-A, 2.35%, 7/01/22	500,000	503,393

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT), 2.85%, 4/01/22	360,000	$365,569
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport, 5.00%, 12/01/21	450,000	457,158
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 3.00%, 5/01/22	270,000	275,531
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Deerfield Episcopal Retirement Community, 4.00%, 11/01/21	150,000	151,327
Orlando Community Redevelopment Agency Tax Increment Revenue Refunding Bonds, Republic Drive/Universal, 5.00%, 4/01/22	200,000	205,616
Oyster Bay GO Limited BANS, Series C, 4.00%, 8/27/21	1,000,000	1,002,635
Park Falls Water & Sewerage System Revenue BANS, Series C, 3.00%, 3/01/22	835,000	847,211
Pequea Valley School District GO Limited Bonds (State Aid Withholding), 1.00%, 5/15/22	225,000	226,419
Princeton Hospital Revenue Refunding Bonds, Princeton Community Hospital Project, 5.00%, 5/01/22	500,000	515,916
Puerto Rico Commonwealth GO Unlimited Bonds, Series A, 5.00%, 7/01/19(j)	390,000	370,988
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Riverside County Office Education Pooled Cross Fiscal Year 2020-21 TRANS, Series B, 2.00%, 12/31/21	1,000,000	$1,008,135
San Antonio Housing Trust Finance Corp., MFH Variable Revenue Bonds, Majestic Ranch Apartments (FHA 221(D4) Insured), 1.40%, 1/01/22(a)(b)(c)	1,000,000	1,004,213
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 2.00%, 12/01/21	150,000	150,808
Suffolk County GO Limited TANS, Series I, 3.00%, 9/24/21	1,000,000	1,004,049
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 5.00%, 5/01/22	215,000	222,435
Westmoreland County IDA Lease Revenue BANS, Westmoreland County High School, 2.00%, 6/01/22	500,000	503,039
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Bonds (AGM Insured), 4.00%, 1/01/22	975,000	989,306
Yuma IDA Hospital Revenue Bonds, Series A, Yuma Regional Medical Center, 5.00%, 8/01/21	675,000	675,000
		21,973,722
Total Short-Term Investments (Cost $40,521,248)		40,678,663
Total Investments – 101.1% (Cost $413,930,264)		429,010,434
Liabilities less Other Assets – (1.1)%		(4,861,771)
NET ASSETS – 100.0%		$424,148,663

Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable rate security. Rate as of July 31, 2021 is disclosed.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
(d)	Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(f)	Maturity date represents the prerefunded date.
(g)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2021.
(h)	Zero coupon bond.
(i)	Amount rounds to less than 0.05%.
(j)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)	7-day current yield as of July 31, 2021 is disclosed.

Abbreviations:
1M	1 Month
AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Authority
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GARVEE	Grant Anticipation Revenue Vehicle
GNMA	Government National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
NATL	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SOFR	United States Secured Overnight Financing Rate
SonyMA	State of New York Mortgage Agency
TANS	Tax Anticipation Notes
TCRS	Transferable Custodial Receipts
TRANS	Tax Revenue Anticipation Bonds
TRB	Tax Revenue Bonds
USD	United States Dollar
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Municipal Issue Type (%)(a),(b)
Revenue Bonds	79.2
General Obligation Unlimited Bonds	9.9
General Obligation Limited Bonds	4.1
Certificates of Participation	1.7
Revenue Notes	0.7
General Obligation Limited Notes	0.5
Tax Allocation Bonds	0.3
Special Assessment Bonds	0.2
Total	96.6

(a)Percentages shown are based on Net Assets.
(b)Excludes Investment Companies, Short-Term Money Market Fund Investments and Other.
Sector Diversification (%)(a)
Medical	14.8
General	12.6
Transportation	11.1
General Obligation	10.6
Airport	7.0
Higher Education	6.7
Development	6.1
Education	5.0
All other sectors less than 5%	26.1
Total	100.0

(a)Percentages shown are based on Net Assets.

Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$387,581,738	$—	$387,581,738
Investment Companies	750,033	—	—	750,033
Short-Term Investments	18,704,941	21,973,722	—	40,678,663
Total Investments	$19,454,974	$409,555,460	$—	$429,010,434
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 37.0%
Automobile – 6.5%
Ally Auto Receivables Trust, Series 2019-1, Class A4, 3.02%, 4/15/24	$308,000	$316,294
American Credit Acceptance Receivables Trust,
Series 2020-4, Class B, 0.85%, 12/13/24(a)	264,000	264,747
Series 2021-2, Class B, 0.68%, 5/13/25(a)	92,000	92,093
Series 2020-3, Class C, 1.85%, 6/15/26(a)	392,000	398,850
Series 2020-4, Class C, 1.31%, 12/14/26(a)	433,000	437,404
Series 2021-2, Class C, 0.97%, 7/13/27(a)	392,000	393,828
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-1A, Class A, 3.07%, 9/20/23(a)	643,000	659,447
Series 2017-2A, Class A, 2.97%, 3/20/24(a)	322,000	333,803
Carmax Auto Owner Trust,
Series 2019-1, Class A4, 3.26%, 8/15/24	240,000	249,716
Series 2019-1, Class B, 3.45%, 11/15/24	129,000	134,576
Chesapeake Funding II LLC,
Series 2019-1A, Class B, 3.11%, 4/15/31(a)	324,000	330,152
Series 2020-1A, Class C, 2.14%, 8/16/32(a)	159,000	163,111

Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)	510,000	510,887
DT Auto Owner Trust,
Series 2020-3A, Class B, 0.91%, 12/16/24(a)	135,000	135,723
Series 2020-2A, Class B, 2.08%, 3/16/26(a)	163,000	165,475
Series 2020-3A, Class C, 1.47%, 6/15/26(a)	149,000	150,542
Exeter Automobile Receivables Trust,
Series 2021-1A, Class B, 0.50%, 2/18/25	268,000	268,277
Series 2020-3A, Class C, 1.32%, 7/15/25	137,000	138,532

Ford Credit Auto Lease Trust, Series 2020-B, Class C, 1.70%, 2/15/25	149,000	151,593
Ford Credit Auto Owner Trust, Series 2019-A, Class A4, 2.85%, 8/15/24	324,000	334,565
	Par	Value
Automobile (Continued)

GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23	$133,000	$134,845
Honda Auto Receivables Owner Trust,
Series 2020-1, Class A3, 1.61%, 4/22/24	505,000	511,691
Series 2019-1, Class A4, 2.90%, 6/18/24	302,000	308,648
Series 2019-2, Class A4, 2.54%, 3/21/25	605,000	621,498

Hyundai Auto Lease Securitization Trust, Series 2020-A, Class B, 2.12%, 5/15/24(a)	157,000	159,889
Nissan Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 4/15/25	256,000	259,722
Nissan Auto Receivables Owner Trust,
Series 2018-B, Class A4, 3.16%, 12/16/24	245,000	251,217
Series 2019-A, Class A4, 3.00%, 9/15/25	308,000	318,582

Prestige Auto Receivables Trust, Series 2020-1A, Class B, 0.77%, 10/15/24(a)	164,000	164,540
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class B, 2.26%, 12/15/25(a)	312,000	320,133
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26	423,000	426,552
Toyota Auto Receivables Owner Trust,
Series 2019-A, Class A4, 3.00%, 5/15/24	308,000	318,817
Series 2020-A, Class A3, 1.66%, 5/15/24	554,000	560,464
Westlake Automobile Receivables Trust,
Series 2020-1A, Class C, 2.52%, 4/15/25(a)	761,000	777,965
Series 2020-2A, Class C, 2.01%, 7/15/25(a)	220,000	224,182
Series 2020-3A, Class B, 0.78%, 11/17/25(a)	330,000	332,030
Series 2020-3A, Class C, 1.24%, 11/17/25(a)	155,000	156,557
Series 2021-1A, Class B, 0.64%, 3/16/26(a)	483,000	483,955

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Automobile (Continued)

Wheels SPV 2 LLC, Series 2019-1A, Class A3, 2.35%, 5/22/28(a)	$621,000	$634,095
World Omni Auto Receivables Trust,
Series 2020-A, Class A3, 1.70%, 1/17/23	412,000	417,894
Series 2019-A, Class B, 3.34%, 6/16/25	304,000	315,295
		13,328,186
Automobile Floor Plan – 0.4%
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, (1M USD LIBOR + 2.15%), 2.24%, 7/25/25(a)(b)	457,000	461,650
NextGear Floorplan Master Owner Trust, Series 2019-2A, Class A2, 2.07%, 10/15/24(a)	263,000	268,632
		730,282
Commercial Mortgage-Backed Securities – 4.1%
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class A4, 3.02%, 9/10/45	132,640	134,284
Series 2013-GC11, Class A3, 2.82%, 4/10/46	471,866	483,408
Commercial Mortgage Trust,
Series 2012-CCRE2, Class A4, 3.15%, 8/15/45	148,000	150,589
Series 2012-CCRE5, Class A3, 2.54%, 12/10/45	475,745	483,054
Series 2013-LC6, Class A4, 2.94%, 1/10/46	306,579	314,195
Series 2013-CCRE7, Class A4, 3.21%, 3/10/46	497,817	516,035

GS Mortgage Securities Corp. Trust, Series 2012-ALOHA, Class A, 3.55%, 4/10/34(a)	588,000	593,437
Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M USD LIBOR + 1.65%, 1.65% Floor), 1.74%, 5/15/38(a)(b)	616,000	616,760
	Par	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-WIKI, Class A, 2.80%, 10/05/31(a)	$245,000	$245,237
Series 2012-HSBC, Class A, 3.09%, 7/05/32(a)	513,842	523,357
Series 2012-C8, Class AS, 3.42%, 10/15/45(a)	313,000	320,325
Series 2015-C30, Class ASB, 3.56%, 7/15/48	438,863	459,765

LoanCore Issuer Ltd., Series 2021-CRE4, Class A, (30D Average SOFR + 0.91%, 0.80% Floor), 0.96%, 7/15/35(a)(b)	237,000	236,550
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, 8/10/49	404,874	413,117
VCC Trust, Series 2020-MC1, Class A, 4.50%, 6/25/45(a)	165,007	165,295
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 3.00%, 11/15/30(a)	55,000	56,366
Series 2012-6AVE, Class B, 3.30%, 11/15/30(a)	775,000	794,157

Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.92%, 10/15/45	333,480	339,397
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class A5, 3.07%, 3/15/45	122,694	126,050
Series 2012-C8, Class A3, 3.00%, 8/15/45	617,000	626,180
Series 2012-C9, Class A3, 2.87%, 11/15/45	667,316	680,278
		8,277,836
Other – 24.4%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.93%, 12/20/30(a)(c)	891,000	886,696

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
ABPCI Direct Lending Fund CLO I LLC, Series 2017-1A, Class ER, (3M USD LIBOR + 7.60%, 7.60% Floor), 7.73%, 4/20/32(a)(b)	$746,000	$719,279
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M USD LIBOR + 1.95%, 1.95% Floor), 2.08%, 1/20/32(a)(b)	250,000	249,955
ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1, (3M USD LIBOR + 1.95%, 1.95% Floor), 2.08%, 11/18/31(a)(b)	304,000	304,242
Battalion CLO 18 Ltd., Series 2020-18A, Class A1, (3M USD LIBOR + 1.80%, 1.80% Floor), 1.93%, 10/15/32(a)(b)	390,000	391,070
Blackrock DLF VIII-L CLO Trust, Series 2021-1A, Class A, (3M USD LIBOR + 1.35%, 1.35% Floor), 1.47%, 4/17/32(a)(b)	549,000	548,951
Blackrock Rainier CLO Ltd., Series 2021-9A, Class A1, 9/22/31(a)(d)	259,000	259,000
CARS-DB4 L.P., Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	148,738	153,657
Cayuga Park CLO Ltd., Series 2020-1A, Class E, (3M USD LIBOR + 7.33%, 7.33% Floor), 7.46%, 7/17/31(a)(b)(c)	434,000	434,126
Cerberus Loan Funding XXI L.P., Series 2017-4A, Class A, (3M USD LIBOR + 1.45%, 1.45% Floor), 1.58%, 10/15/27(a)(b)	21,538	21,535
Cerberus Loan Funding XXIII L.P., Series 2018-2A, Class A, (3M USD LIBOR + 1.00%, 1.00% Floor), 1.13%, 4/15/28(a)(b)	52,360	52,322
Cerberus Loan Funding XXIX L.P., Series 2020-2A, Class A, (3M USD LIBOR + 1.90%, 1.90% Floor), 2.03%, 10/15/32(a)(b)	939,000	940,770
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class A1TR, (3M USD LIBOR + 1.53%, 1.53% Floor), 1.66%, 10/15/30(a)(b)	797,000	796,503
	Par	Value
Other (Continued)
Cerberus Loan Funding XXVI L.P., Series 2019-1A, Class AR, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.63%, 4/15/31(a)(b)	$250,000	$249,602
Cerberus Loan Funding XXVIII L.P.,
Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 1.98%, 10/15/31(a)(b)	825,000	825,686
Series 2020-1A, Class D, (3M USD LIBOR + 5.30%, 5.30% Floor), 5.43%, 10/15/31(a)(b)	764,000	766,632

Cerberus Loan Funding XXXI L.P., Series 2021-1A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.63%, 4/15/32(a)(b)	389,000	388,508
Cerberus Onshore CLO LLC, Series 2021-4A, Class A, 8/13/33(a)(d)	487,000	487,000
CIFC Funding Ltd., Series 2020-2A, Class E, (3M USD LIBOR + 7.64%, 7.64% Floor), 7.77%, 8/24/32(a)(b)	686,000	687,905
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	888,560	891,684
Conn's Receivables Funding LLC, Series 2020-A, Class B, 4.27%, 6/16/25(a)	214,054	215,688
CoreVest American Finance Trust, Series 2018-1, Class A, 3.80%, 6/15/51(a)	175,381	182,051
Dell Equipment Finance Trust,
Series 2020-1, Class C, 4.26%, 6/22/23(a)	336,000	350,000
Series 2019-2, Class B, 2.06%, 10/22/24(a)	198,000	200,694
Series 2020-2, Class D, 1.92%, 3/23/26(a)	255,000	259,550

Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.47%, 4/15/49(a)	104,000	105,153
Ellington CLO IV Ltd., Series 2019-4A, Class AR, (3M USD LIBOR + 1.58%, 1.58% Floor), 1.71%, 4/15/29(a)(b)	392,000	391,716

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	$134,000	$134,684
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	332,000	333,064
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	113,000	112,923
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	338,000	337,754

Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26(a)	201,000	201,467
FCI Funding, Series 2021-1A, Class A, 1.13%, 4/15/33(a)	136,178	136,356
Finance of America HECM Buyout,
Series 2020-HB2, Class A, 1.71%, 7/25/30(a)	569,647	572,070
Series 2021-HB1, Class A, 0.87%, 2/25/31(a)	213,526	213,674
Series 2021-HB1, Class M1, 1.59%, 2/25/31(a)	196,000	195,818
Fortress Credit Opportunities IX CLO Ltd.,
Series 2016-7A, Class BR, (3M USD LIBOR + 2.45%, 2.45% Floor), 2.57%, 12/15/28(a)(b)	395,000	394,721
Series 2017-9A, Class A1T, (3M USD LIBOR + 1.55%), 1.71%, 11/15/29(a)(b)	569,000	567,887
Series 2017-9A, Class AFR2, 2.53%, 11/15/29(a)	272,000	271,785
Series 2017-9A, Class C , (3M USD LIBOR + 2.65%), 2.81%, 11/15/29(a)(b)	813,000	813,163

Fortress Credit Opportunities VII CLO Ltd., Series 2016-7I, Class E, (3M USD LIBOR + 7.49%), 7.61%, 12/15/28(b)	302,000	297,930
Galaxy XXIII CLO Ltd., Series 2017-23A, Class AR, (3M USD LIBOR + 0.87%, 0.87% Floor), 0.99%, 4/24/29(a)(b)	383,880	383,649
	Par	Value
Other (Continued)

Golub Capital BDC CLO 4 LLC, Series 2020-1A, Class A1, (3M USD LIBOR + 2.35%, 2.35% Floor), 2.53%, 11/05/32(a)(b)	$761,000	$762,867
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	769,000	781,337
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	476,000	476,412
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	161,000	161,891
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	382,000	383,672
Golub Capital Partners CLO Ltd.,
Series 2018-38A, Class C, (3M USD LIBOR + 2.80%, 2.80% Floor), 2.93%, 7/20/30(a)(b)	507,000	507,208
Series 2020-49A, Class A1, (3M USD LIBOR + 2.50%, 2.50% Floor), 2.63%, 7/20/32(a)(b)	319,000	319,751

Gracie Point International Funding, Series 2021-1A, Class A, (1M USD LIBOR + 0.75%), 0.85%, 11/01/23(a)(b)	403,000	403,000
Grand Avenue CRE, Series 2019-FL1, Class AS, (1M USD LIBOR + 1.50%), 1.59%, 6/15/37(a)(b)(c)	189,000	188,968
GreatAmerica Leasing Receivables Funding LLC,
Series 2020-1, Class A3, 1.76%, 8/15/23(a)	192,000	194,478
Series 2019-1, Class A4, 3.21%, 2/18/25(a)	302,000	311,303
Series 2019-1, Class B, 3.37%, 2/18/25(a)	308,000	320,068
Hercules Capital Funding Trust,
Series 2018-1A, Class A, 4.60%, 11/22/27(a)	409,664	411,727
Series 2019-1A, Class A, 4.70%, 2/20/28(a)	350,356	353,755
HPEFS Equipment Trust,
Series 2020-1A, Class C, 2.03%, 2/20/30(a)	334,000	340,138
Series 2020-2A, Class C, 2.00%, 7/22/30(a)	289,000	294,990

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Ivy Hill Middle Market Credit Fund IX Ltd., Series 9A, Class CR, (3M USD LIBOR + 2.35%), 2.48%, 1/18/30(a)(b)	$778,000	$766,871
Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class E, (3M USD LIBOR + 7.75%, 7.75% Floor), 7.93%, 4/22/33(a)(b)	970,000	939,243
John Deere Owner Trust, Series 2019-A, Class A4, 3.00%, 1/15/26	299,000	306,422
Kayne CLO 8 Ltd., Series 2020-8A, Class E, (3M USD LIBOR + 7.15%, 7.15% Floor), 7.28%, 7/15/31(a)(b)	859,000	859,384
Legal Fee Funding LLLC, Series 2006-1A, Class A, 8.00%, 7/20/36(a)	80,534	82,409
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.81%, 4/22/31(a)(c)	403,000	404,384
Series 2021-1A, Class B, 3.91%, 4/22/31(a)(c)	221,000	221,354
Nationstar HECM Loan Trust,
Series 2020-1A, Class A1, 1.27%, 9/25/30(a)	663,855	665,612
Series 2020-1A, Class M1, 1.47%, 9/25/30(a)	230,000	230,285
Series 2020-1A, Class M2, 1.97%, 9/25/30(a)	206,000	206,071
NRZ Advance Receivables Trust,
Series 2020-T3, Class AT3, 1.32%, 10/15/52(a)	175,200	175,366
Series 2020-T2, Class AT2, 1.47%, 9/15/53(a)	930,000	932,801

NRZ Excess Spread-Collateralized Notes, Series 2018-FNT1, Class A, 3.61%, 5/25/23(a)	152,041	152,512
Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.58%, 2/15/33(a)	195,688	196,119
	Par	Value
Other (Continued)

Octagon Investment Partners 46 Ltd., Series 2020-2A, Class E, (3M USD LIBOR + 7.86%, 7.86% Floor), 7.99%, 7/15/33(a)(b)	$853,000	$856,212
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3M USD LIBOR + 0.97%, 0.97% Floor), 1.09%, 7/19/30(a)(b)	889,000	888,777
Ocwen Master Advance Receivables Trust, Series 2020-T1, Class AT1, 1.28%, 8/15/52(a)	954,000	952,230
Oportun Funding XIV LLC, Series 2021-A, Class A, 1.21%, 3/08/28(a)	143,000	143,555
Oportun Issuance Trust, Series 2021-B, Class A, 1.47%, 5/08/31(a)	230,000	229,602
Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 1.93%, 4/20/32(a)(b)	400,000	400,649
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3M USD LIBOR + 1.45%, 1.45% Floor), 1.64%, 6/21/32(a)(b)	915,000	911,472
Owl Rock Technology Financing LLC, Series 2020-1A, Class A, (3M USD LIBOR + 2.95%, 2.95% Floor), 3.08%, 1/15/31(a)(b)	788,000	788,878
OZLM Funding Ltd., Series 2012-1A, Class A1R3, (3M USD LIBOR + 0.97%, 0.97% Floor), 1.11%, 7/22/29(a)(b)	848,000	848,000
Parliament CLO II Ltd., Series 2021-2A, Class A, 8/20/32(a)(c)(d)	334,000	334,000
Parliament Funding II Ltd., Series 2020-1A, Class A, (3M USD LIBOR + 2.45%, 2.45% Floor), 2.58%, 8/12/30(a)(b)	426,000	427,676
PFS Financing Corp.,
Series 2019-A, Class B, 3.13%, 4/15/24(a)	603,000	613,973
Series 2020-F, Class A, 0.93%, 8/15/24(a)	186,000	187,015
Series 2020-F, Class B, 1.42%, 8/15/24(a)	100,000	100,544

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
PFS Financing Corp.,
Series 2019-C, Class A, 2.23%, 10/15/24(a)	$100,000	$102,153
Series 2020-A, Class B, 1.77%, 6/15/25(a)	881,000	895,069
Series 2020-E, Class B, 1.57%, 10/15/25(a)	465,000	468,168

Pretium Mortgage Credit Partners I LLC, Series 2021-NPL2, Class A1, (Step to 3.35% on 7/27/24), 1.99%, 6/27/60(a)(e)	467,053	467,271
Silvermore CLO Ltd., Series 2014-1A, Class A1R, (3M USD LIBOR + 1.17%), 1.33%, 5/15/26(a)(b)	1,139	1,139
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	527,231	534,635
Telos CLO Ltd., Series 2014-5A, Class A1R, (3M USD LIBOR + 0.95%, 0.95% Floor), 1.08%, 4/17/28(a)(b)	72,299	72,249
Towd Point Mortgage Trust,
Series 2017-2, Class A1, 2.75%, 4/25/57(a)	326,831	331,173
Series 2018-2, Class A1, 3.25%, 3/25/58(a)	407,015	421,420

TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32(a)	174,675	176,127
VCAT LLC,
Series 2020-NPL1, Class A1, (Step to 6.67% on 9/25/23), 3.67%, 8/25/50(a)(e)	176,542	177,553
Series 2021-NPL1, Class A1, (Step to 5.29% on 1/25/24), 2.29%, 12/26/50(a)(e)	111,028	111,355

VCO CLO LLC, Series 2018-1A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 1.63%, 7/20/30(a)(b)	17,421	17,416
VCP CLO II Ltd., Series 2021-2A, Class E, (3M USD LIBOR + 8.40%), 8.53%, 4/15/31(a)(b)(c)	1,119,000	1,130,620
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 10/20/31(a)(c)(d)	446,000	446,000
	Par	Value
Other (Continued)
VCP RRL ABS I Ltd.,
Series 2021-1A, Class B, 10/20/31(a)(c)(d)	$398,000	$398,000
Verizon Owner Trust,
Series 2019-A, Class B, 3.02%, 9/20/23	585,000	600,250
Series 2019-B, Class B, 2.40%, 12/20/23	605,000	620,125
Series 2019-C, Class B, 2.06%, 4/22/24	375,000	384,339

VOLT C LLC, Series 2021-NPL9, Class A1, (Step to 4.99% on 5/25/24), 1.99%, 5/25/51(a)(e)	378,608	379,107
VOLT XCIV LLC, Series 2021-NPL3, Class A1, (Step to 5.24% on 2/25/24), 2.24%, 2/27/51(a)(e)	388,667	389,318
VOLT XCV LLC, Series 2021-NPL4, Class A1, (Step to 5.24% on 3/25/24), 2.24%, 3/27/51(a)(e)	468,244	468,304
Volvo Financial Equipment LLC, Series 2019-1A, Class A4, 3.13%, 11/15/23(a)	302,000	310,104
Voya CLO Ltd., Series 2020-2A, Class E, (3M USD LIBOR + 7.85%, 7.85% Floor), 7.98%, 7/19/31(a)(b)	928,000	929,056
Wellfleet CLO Ltd., Series 2016-1A, Class AR, (3M USD LIBOR + 0.91%), 1.04%, 4/20/28(a)(b)	203,002	202,982
Whitebox CLO II Ltd., Series 2020-2A, Class A1, (3M USD LIBOR + 1.75%, 1.75% Floor), 1.87%, 10/24/31(a)(b)	963,000	965,543
Woodmont Trust,
Series 2019-6A, Class A1R, (3M USD LIBOR + 1.48%, 1.48% Floor), 1.61%, 7/15/31(a)(b)	526,000	525,096
Series 2017-1A, Class A1R, (3M USD LIBOR + 2.00%, 2.00% Floor), 2.13%, 10/18/32(a)(b)	959,000	962,219

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Zais CLO 7 Ltd., Series 2017-2A, Class A, (3M USD LIBOR + 1.29%), 1.42%, 4/15/30(a)(b)	$311,757	$311,683
		49,558,375
Student Loan – 0.0%(f)
SMB Private Education Loan Trust 2021-A, Series 2021-A, Class A1, (1M USD LIBOR + 0.50%), 0.59%, 1/15/53(a)(b)	71,076	71,125
Whole Loan – 1.6%
BRAVO Residential Funding Trust, Series 2019-1, Class A1C, 3.50%, 3/25/58(a)	201,927	206,564
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.90%, 6/25/36(a)(g)	186,218	186,218
CFMT LLC, Series 2021-HB5, Class A, 0.80%, 2/25/31(a)(h)	423,097	423,103
CIM Trust,
Series 2017-7, Class A, 3.00%, 4/25/57(a)	116,933	118,747
Series 2018-R3, Class A1, 5.00%, 12/25/57(a)	281,494	296,968
PRPM LLC,
Series 2020-3, Class A1, (Step to 5.86% on 10/25/23), 2.86%, 9/25/25(a)(e)	481,844	484,676
Series 2020-5, Class A1, (Step to 6.10% on 11/25/23), 3.10%, 11/25/25(a)(e)	503,337	507,177
Series 2021-2, Class A1, 2.12%, 3/25/26(a)(h)	350,873	355,779

RCO V Mortgage LLC, Series 2020-1, Class A1, 3.10%, 9/25/25(a)	347,456	350,172
VCAT LLC, Series 2021-NPL2, Class A1, (Step to 5.12% on 3/26/24), 2.12%, 3/27/51(a)(e)	374,710	375,915
		3,305,319
Total Asset-Backed Securities (Cost $74,437,954)		75,271,123

	Number of Shares	Value
Common Stocks – 0.4%
Real Estate – 0.2%
Copper Property CTL Pass Through Trust(g)*	25,536	$466,032
Retail – 0.0%(f)
J.C. Penney Earnout(g)*	3,405	38,306
Transportation – 0.2%
PHI Group, Inc.(i)*	30,348	424,875
Total Common Stocks (Cost $751,878)		929,213

Private Placement – 0.1%
Transportation – 0.1%
PHI Group, Inc.(g)(i)*	14,039	196,547
Total Private Placement (Cost $110,837)		196,547

	Par	Value
Corporate Bonds – 1.5%
Coal – 0.2%
Natural Resource Partners L.P./NRP Finance Corp., 9.12%, 6/30/25(a)	$391,000	388,068
Diversified Financial Services – 0.5%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	936,000	972,963
Food Service – 0.1%
Aramark Services, Inc., 6.38%, 5/01/25(a)	159,000	167,769
Housewares – 0.0%(f)
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	104,000	110,760
Investment Management Companies – 0.3%
Golub Capital BDC, Inc., 3.38%, 4/15/24	513,000	538,756
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(a)	274,000	313,730

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Telecommunications – 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	$381,000	$411,377
Frontier Communications Holdings LLC, 5.87%, 10/15/27(a)	137,000	146,405
		557,782
Total Corporate Bonds (Cost $2,877,904)		3,049,828

Foreign Issuer Bonds – 0.4%
Canada – 0.3%
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 7/15/26(a)(c)	470,000	580,732
Ireland – 0.1%
Cimpress PLC, 7.00%, 6/15/26(a)	175,000	183,750
Total Foreign Issuer Bonds (Cost $602,062)		764,482

Mortgage-Backed Securities – 1.6%
Federal Home Loan Mortgage Corporation – 0.9%
Multifamily Structured Pass Through Certificates,
Series K024, Class A2, 2.57%, 9/25/22	52,000	53,143
Series K042, Class A1, 2.27%, 6/25/24	92,418	95,032
Real Estate Mortgage Investment Conduits,
Series 4336, Class WV, 3.00%, 10/15/25	228,714	231,362
Series 4387, Class VA, 3.00%, 2/15/26	305,371	310,457
Series 4220, Class EH, 2.50%, 6/15/28	399,203	413,730
Series 4311, Class QC, 2.25%, 10/15/28	400,397	412,552
Series 4162, Class P, 3.00%, 2/15/33	281,955	298,256
		1,814,532
Federal National Mortgage Association – 0.2%
Interest Strip, Series 284, Class 1, 0.00%, 7/25/27(j)	104,951	100,421
	Par	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2014-3, Class AM, 2.50%, 1/25/32	$168,131	$171,434
Series 2012-144, Class PD, 3.50%, 4/25/42	147,652	156,485
		428,340
Government National Mortgage Association – 0.5%
Series 2012-150, Class IO, 0.55%, 11/16/52(h)	1,533,416	29,200
Series 2015-108, Class IO, 0.51%, 10/16/56(h)	198,340	6,945
Series 2015-47, Class IO, 0.44%, 10/16/56(h)	2,072,647	51,641
Series 2015-7, Class IO, 0.54%, 1/16/57(h)	2,488,537	80,258
Series 2019-39, Class A, 3.10%, 5/16/59	135,360	136,883
Series 2020-42, Class IO, 1.01%, 3/16/62(h)	1,698,051	138,786
Series 2020-43, Class IO, 1.27%, 11/16/61(h)	1,235,422	109,766
Series 2020-71, Class IO, 1.15%, 1/16/62(h)	1,766,234	148,256
Series 2020-75, Class IO, 1.02%, 2/16/62(h)	2,998,548	235,739
		937,474
Total Mortgage-Backed Securities (Cost $3,735,451)		3,180,346

Term Loans – 2.9%
Advertising – 0.5%
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, (1M USD LIBOR + 3.25%, 0.75% Floor), 4.00%, 9/27/24(b)	472,143	469,953
ABG Intermediate Holdings 2 LLC, Amendment No. 5 Incremental Term Loan, (1M USD LIBOR + 5.25%, 1.00% Floor), 6.25%, 9/27/24(b)	198,500	198,500
CB Poly Investments LLC, Closing Date Term Loan, (3M USD LIBOR + 4.50%, 1.00% Floor), 5.50%, 8/16/23(b)	373,900	358,944
		1,027,397

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Commercial Services – 0.4%
Cimpress PLC, Tranche B-1 Term Loan, (1M USD LIBOR + 3.50%, 0.50% Floor), 4.00%, 5/17/28(b)	$272,000	$271,151
MediaCo Holding, Inc., Term Loan, (1M USD LIBOR + 4.50%, 1.00% Floor), 9.40%, 11/25/24(b)(g)	686,272	638,233
		909,384
Diversified Financial Services – 0.1%
IG Investments Holdings LLC, Refinancing Term Loan, (3M USD LIBOR + 3.75%, 1.00% Floor), 4.75%, 5/23/25(b)	105,736	105,698
Electronics – 0.1%
Tech Data Corp., Non-FILO Term Loan, (1M USD LIBOR + 3.50%), 3.59%, 6/30/25(b)	252,095	252,070
Environmental Control – 0.2%
Packers Holdings LLC, Initial Term Loan (2021), (3M USD LIBOR + 3.25%, 0.75% Floor), 4.00%, 3/09/28(b)	325,185	321,797
Healthcare - Services – 0.3%
GHX Ultimate Parent Corp., Initial Term Loan,
(3M USD LIBOR + 3.00%, 1.00% Floor), 4.00%, 6/28/24(b)	265,309	263,871
6/28/24(k)	53,000	52,713

Heartland Dental LLC, 2021 Incremental Term Loan, (1M USD LIBOR + 4.00%), 4.09%, 4/30/25(b)	279,000	277,836
		594,420
Insurance – 0.3%
Asurion LLC, New B-7 Term Loan, (1M USD LIBOR + 3.00%), 3.09%, 11/03/24(b)	651,641	640,544
Retail – 0.0%(f)
J.C. Penney Corp., Inc., Loan, (g)(l)	233,386	1,167
Software – 0.3%
Applied Systems, Inc., Closing Date Term Loan, 9/19/24(k)	138,000	137,467
	Par	Value
Software (Continued)
CCC Information Services, Inc., Initial Term Loan, 4/29/24(k)	$195,426	$195,243
Polaris Newco LLC, Dollar Term Loan,
(3M USD LIBOR + 4.00%, 0.50% Floor), 4.50%, 6/02/28(b)	210,000	209,737
6/02/28(k)	106,000	105,868
		648,315
Telecommunications – 0.5%
Cincinnati Bell, Inc., Tranche B Term Loan, (1M USD LIBOR + 3.25%, 1.00% Floor), 4.25%, 10/02/24(b)	324,003	323,361
Frontier Communications Corp., TLB, (1M USD LIBOR + 3.75%, 0.75% Floor), 4.50%, 5/01/28(b)	369,075	368,385
Windstream Services II LLC, Initial Term Loan, (1M USD LIBOR + 6.25%, 1.00% Floor), 7.25%, 9/21/27(b)	312,833	313,458
		1,005,204
Transportation – 0.2%
Hanjin International Corp., Loan,
(1M USD LIBOR + 5.00%, 0.50% Floor), 5.50%, 12/23/22(b)	424,000	422,940
12/23/22(k)	3,000	2,992
		425,932
Total Term Loans (Cost $5,933,303)		5,931,928

	Number of Shares
Warrants – 0.0%(f)
Telecommunications – 0.0%(f)
Windstream Services LLC (g)*	318	4,293
Total Warrants (Cost $146,140)		4,293

Investment Companies – 45.6%
Schwab Intermediate-Term U.S. Treasury ETF	463,718	26,668,422
Schwab Short-Term U.S. Treasury ETF	474,727	24,348,748

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Number of Shares	Value

Vanguard Intermediate-Term Corporate Bond ETF	87,297	$8,388,369
Vanguard Mortgage-Backed Securities ETF	193,114	10,350,910
Vanguard Short-Term Corporate Bond ETF	182,282	15,105,709
Vanguard Short-Term Inflation-Protected Securities ETF	152,121	8,003,086
Total Investment Companies (Cost $92,095,838)		92,865,244

	Number of Shares
Short-Term Investments – 11.5%
Money Market Fund – 11.5%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(m)	23,330,923	23,330,923
Total Short-Term Investments (Cost $23,330,923)		23,330,923
Total Investments – 101.0% (Cost $204,022,290)		205,523,927
Liabilities less Other Assets – (1.0)%		(2,048,142)
NET ASSETS – 100.0%		$203,475,785
Percentages shown are based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(b)	Variable rate security. Rate as of July 31, 2021 is disclosed.
(c)	Restricted security that has been deemed illiquid. At July 31, 2021, the value of these restricted illiquid securities amounted to $5,024,880 or 2.47% of net assets. Additional information on these restricted illiquid securities is as follows:
Security	Acquisition Date	Acquisition Cost
ABPCI Direct Lending Fund ABS I Ltd., 4.93%, 12/20/30	12/16/20	$891,000
Air Canada Pass Through Trust, 10.50%, 7/15/26	5/29/20	446,509
Cayuga Park CLO Ltd., 7.46%, 7/17/31	6/29/20	429,660
Grand Avenue CRE, 1.59%, 6/15/37	3/18/21	189,103
Monroe Capital ABS Funding Ltd., 2.81%, 4/22/31	2/18/21-3/25/21	402,757
Security	Acquisition Date	Acquisition Cost
Monroe Capital ABS Funding Ltd., 3.91%, 4/22/31	2/18/21	$221,000
Parliament CLO II Ltd., 8/20/32	7/12/21	334,000
VCP CLO II Ltd., 8.53%, 4/15/31	2/05/21	1,085,430
VCP RRL ABS I Ltd., 10/20/31	7/28/21	446,000
VCP RRL ABS I Ltd., 10/20/31	7/28/21	398,000

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
(d)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2021.
(e)	Step coupon bond. Rate as of July 31, 2021 is disclosed.
(f)	Amount rounds to less than 0.05%.
(g)	Investment is valued using significant unobservable inputs (Level 3) (See table below).
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2021 is disclosed.
(i)	This restricted security constituted 0.31% of total net assets at July 31, 2021. This security is not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale.
(j)	Zero coupon bond.
(k)	Position is unsettled. Contract rate was not determined at July 31, 2021 and does not take effect until settlement date.
(l)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(m)	7-day current yield as of July 31, 2021 is disclosed.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
ABS	Asset-Backed Security
BDC	Business Development Company
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
IO	Interest Only
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	United States Secured Overnight Financing Rate
Strip	Separate Trading of Registered Interest and Principal
USD	United States Dollar
Country Diversification (%)(a)
United States	79.2
Cayman Islands	9.4
All other countries less than 5%	11.4
Total	100.0

(a) Percentages shown are based on Net Assets.
Sector Diversification (%)(a)
Investment Companies	45.6
Asset-Backed Securities	37.0
Short-Term Investments	11.5
All other sectors less than 5%	5.9
Total	100.0
(a)Percentages shown are based on Net Assets.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Asset-Backed Securities	$—	$75,084,905	$186,218	$75,271,123
Common Stocks	424,875	—	504,338	929,213
Private Placement	—	—	196,547	196,547
Corporate Bonds	—	3,049,828	—	3,049,828
Foreign Issuer Bonds	—	764,482	—	764,482
Mortgage-Backed Securities	—	3,180,346	—	3,180,346
Term Loans	—	5,292,528	639,400	5,931,928
Warrants	—	—	4,293	4,293
Investment Companies	92,865,244	—	—	92,865,244
Short-Term Investments	23,330,923	—	—	23,330,923
Total Investments	$116,621,042	$87,372,089	$1,530,796	$205,523,927
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of July 31, 2021:
Financial Assets	Fair Value at 7/31/21	Valuation Technique(s)	Unobservable Inputs	Price/Range
Asset-Backed Securities	$186,218	Recent Trade Activity	Acquisition Price	$100.00
Common Stocks	$504,338	Third-Party Broker Quotes	Quotes/Prices	$11.25 - $18.25
Private Placement	$196,547	Similar Security Price	Quotes/Prices	$14.00
Term Loans	$639,400	Third-Party Broker Quotes	Quotes/Prices/ Amortized Cost	$0.50 - $93.00
Warrants	$4,293	Pricing Model	Quotes/Prices	$13.50
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Par(a)	Value
Asset-Backed Securities – 1.5%
Commercial Mortgage-Backed Securities – 0.6%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.95%, 5/10/47(b)(c)	$165,000	$153,554
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(b)	100,000	99,043
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 5.18%, 8/10/44(b)(c)	315,000	160,656
Series 2011-GC5, Class C, 5.18%, 8/10/44(b)(c)	35,000	29,400
Series 2013-GC13, Class C, 4.09%, 7/10/46(b)(c)	320,000	301,024

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.35%, 8/15/46(c)	110,000	81,489
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(b)(c)	100,000	79,710
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class C, 4.46%, 8/15/50	75,000	56,137
Series 2016-C36, Class C, 4.19%, 11/15/59(c)	45,000	40,126
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 5.43%, 3/15/44(b)(c)	210,870	102,736
Series 2012-C7, Class D, 4.80%, 6/15/45(b)(c)	320,000	165,976
Series 2012-C10, Class C, 4.36%, 12/15/45(c)	120,000	104,379
		1,374,230
Other – 0.9%
AIG CLO Ltd., Series 2021-2A, Class E, 7/20/34(b)(d)(e)	250,000	249,375
CarVal CLO I Ltd., Series 2018-1A, Class D, (3M USD LIBOR + 2.89%), 3.02%, 7/16/31(b)(f)	265,000	264,998
	Par(a)	Value
Other (Continued)
OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, (3M USD LIBOR + 6.25%, 6.25% Floor), 6.37%, 7/02/35(b)(f)	$250,000	$250,001
OZLM XXIII Ltd., Series 2019-23A, Class DR, (3M USD LIBOR + 3.75%, 3.75% Floor), 3.88%, 4/15/34(b)(f)	280,000	281,244
Palmer Square CLO Ltd., Series 2018-3A, Class D, (3M USD LIBOR + 4.40%, 4.40% Floor), 4.55%, 8/15/26(b)(f)	250,000	250,004
Pikes Peak CLO 4,
Series 2019-4A, Class E, (3M USD LIBOR + 6.77%, 6.77% Floor), 6.89%, 7/15/32(b)(f)	260,000	259,877
Series 2019-4A, Class ER, 7/15/34(b)(d)(e)	250,000	247,135
Progress Residential,
Series 2021-SFR3, Class F, 3.43%, 5/17/26(b)	100,000	100,977
Series 2021-SFR4, Class F, 3.41%, 5/17/38(b)	145,000	146,697

VOLT XCVI LLC, Series 2021-NPL5, Class A2, (Step to 8.83% on 3/25/25), 4.83%, 3/27/51(b)(g)	100,000	100,188
		2,150,496
Total Asset-Backed Securities (Cost $3,745,748)		3,524,726

	Number of Shares
Common Stocks – 0.7%
Aerospace/Defense – 0.0%(h)
Lockheed Martin Corp.	121	44,972
Banks – 0.0%(h)
Morgan Stanley	511	49,046
Beverages – 0.0%(h)
Coca-Cola (The) Co.	811	46,251
Chemicals – 0.0%(h)
Hexion Holdings Corp., Class B*	434	8,485

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Commercial Services – 0.0%(h)
Automatic Data Processing, Inc.	229	$48,005
Computers – 0.1%
Accenture PLC, Class A	157	49,876
Apple, Inc.	318	46,383
		96,259
Cosmetics/Personal Care – 0.0%(h)
Procter & Gamble (The) Co.	326	46,367
Diversified Financial Services – 0.0%(h)
BlackRock, Inc.	56	48,562
Electric – 0.1%
Duke Energy Corp.	462	48,561
NextEra Energy, Inc.	532	41,443
		90,004
Engineering & Construction – 0.0%(h)
Mcdermott International Ltd.*	1,932	639
Healthcare - Products – 0.0%(h)
Abbott Laboratories	332	40,165
Healthcare - Services – 0.1%
Anthem, Inc.	130	49,921
UnitedHealth Group, Inc.	121	49,879
		99,800
Insurance – 0.0%(h)
Progressive (The) Corp.	462	43,964
Machinery - Diversified – 0.0%(h)
Deere & Co.	121	43,752
Media – 0.0%(h)
Comcast Corp., Class A	745	43,828
Mining – 0.0%(h)
Newmont Corp.	737	46,298
Oil & Gas – 0.0%(h)
Battalion Oil Corp.*	363	4,686
Chevron Corp.	393	40,012
		44,698
Pharmaceuticals – 0.0%(h)
Johnson & Johnson	253	43,567
Merck & Co., Inc.	559	42,970
		86,537
Pipelines – 0.0%(h)
Williams (The) Cos., Inc.	1,715	42,961
	Number of Shares	Value
Real Estate Investment Trusts – 0.0%(h)
American Tower Corp.	191	$54,015
Retail – 0.1%
Home Depot (The), Inc.	155	50,869
Starbucks Corp.	378	45,901
Walmart, Inc.	309	44,048
		140,818
Software – 0.0%(h)
Microsoft Corp.	171	48,720
Telecommunications – 0.2%
Cisco Systems, Inc.	884	48,947
T-Mobile U.S., Inc.*	2,057	296,249
		345,196
Transportation – 0.1%
Union Pacific Corp.	193	42,221
United Parcel Service, Inc., Class B	250	47,840
		90,061
Total Common Stocks (Cost $1,498,103)		1,649,403

	Par(a)
Convertible Bonds – 1.9%
Airlines – 0.2%
JetBlue Airways Corp., 0.50%, 4/01/26(b)	$60,000	58,860
Southwest Airlines Co., 1.25%, 5/01/25	205,000	300,453
		359,313
Biotechnology – 0.4%
BioMarin Pharmaceutical, Inc.,
0.60%, 8/01/24	140,000	142,884

1.25%, 5/15/27	650,000	639,567

Guardant Health, Inc., 0.00%, 11/15/27(b)(i)	65,000	69,956
Ionis Pharmaceuticals, Inc., 0.00%, 4/01/26(b)(i)	80,000	76,440
Livongo Health, Inc., 0.87%, 6/01/25	65,000	94,017
		1,022,864
Entertainment – 0.0%(h)
Penn National Gaming, Inc., 2.75%, 5/15/26	25,000	75,593

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Healthcare - Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27	$410,000	$437,183
Internet – 0.4%
Expedia Group, Inc., 0.00%, 2/15/26(b)(i)	80,000	85,360
Palo Alto Networks, Inc., 0.38%, 6/01/25	370,000	530,950
Twitter, Inc., 0.00%, 3/15/26(b)(i)	130,000	124,881
Uber Technologies, Inc., 0.00%, 12/15/25(b)(i)	115,000	112,183
		853,374
Leisure Time – 0.0%(h)
Peloton Interactive, Inc., 0.00%, 2/15/26(b)(i)	95,000	90,131
Media – 0.7%
DISH Network Corp.,
2.38%, 3/15/24	135,000	130,444

0.00%, 12/15/25(b)(i)	100,000	116,950

3.37%, 8/15/26	1,195,000	1,224,875

Liberty Media Corp., 0.50%, 12/01/50(b)	120,000	131,700
		1,603,969
Pharmaceuticals – 0.0%(h)
Aerie Pharmaceuticals, Inc., 1.50%, 10/01/24	85,000	83,778
Total Convertible Bonds (Cost $4,317,745)		4,526,205

	Number of Shares
Convertible Preferred Stocks – 0.5%
Agriculture – 0.2%
Bunge Ltd., 4.88%	4,457	526,104
Healthcare - Products – 0.1%
Boston Scientific Corp., 5.50%	1,009	123,966
Software – 0.1%
Clarivate PLC*	1,690	153,621
Telecommunications – 0.1%
2020 Cash Mandatory Exchangeable Trust(b)(d)*	250	313,360
Total Convertible Preferred Stocks (Cost $983,237)		1,117,051

	Par(a)	Value
Corporate Bonds – 21.6%
Advertising – 0.2%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 4/15/28(b)	$105,000	$109,496
7.50%, 6/01/29(b)	120,000	124,567

Lamar Media Corp., 3.75%, 2/15/28	165,000	167,475
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(b)	75,000	79,572
Terrier Media Buyer, Inc., 8.87%, 12/15/27(b)	45,000	48,119
		529,229
Aerospace/Defense – 0.3%
Moog, Inc., 4.25%, 12/15/27(b)	15,000	15,469
Spirit AeroSystems, Inc.,
7.50%, 4/15/25(b)	220,000	233,200
4.60%, 6/15/28	210,000	203,175

TransDigm, Inc., 5.50%, 11/15/27	225,000	232,312
Triumph Group, Inc., 6.25%, 9/15/24(b)	75,000	75,375
		759,531
Airlines – 0.5%
American Airlines, Inc., 11.75%, 7/15/25(b)	175,000	218,750
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(b)	170,000	177,862
5.75%, 4/20/29(b)	195,000	210,343

Delta Air Lines, Inc., 7.37%, 1/15/26	108,000	127,139
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	175,000	183,442
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.87%, 1/15/26	46,713	48,756
United Airlines, Inc.,
4.38%, 4/15/26(b)	75,000	77,166
4.63%, 4/15/29(b)	110,000	113,163
		1,156,621

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Apparel – 0.1%
Hanesbrands, Inc.,
4.63%, 5/15/24(b)	$85,000	$89,887
4.87%, 5/15/26(b)	35,000	37,734
		127,621
Auto Manufacturers – 0.9%
Ford Motor Co.,
8.50%, 4/21/23	505,000	560,666
9.00%, 4/22/25	880,000	1,083,236
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(j)(k)	190,000	207,054
(3M USD LIBOR + 3.44%), 6.50%, 9/30/28(j)(k)	155,000	176,661
(5Y US Treasury CMT + 5.00%), 5.70%, 9/30/30(j)(k)	60,000	68,479
		2,096,096
Auto Parts & Equipment – 0.2%
Dana, Inc., 4.25%, 9/01/30	35,000	36,368
Goodyear Tire & Rubber (The) Co.,
5.00%, 5/31/26	285,000	292,310
5.00%, 7/15/29(b)	5,000	5,260

Meritor, Inc., 4.50%, 12/15/28(b)	45,000	46,067
Tenneco, Inc., 7.87%, 1/15/29(b)	45,000	50,850
Wheel Pros, Inc., 6.50%, 5/15/29(b)	55,000	55,825
		486,680
Banks – 0.1%
Freedom Mortgage Corp., 7.63%, 5/01/26(b)	220,000	225,775
Beverages – 0.1%
Triton Water Holdings, Inc., 6.25%, 4/01/29(b)	110,000	110,137
Biotechnology – 0.0%(h)
HCRX Investments Holdco L.P., 4.50%, 8/01/29(b)	35,000	35,700
Building Materials – 0.4%
Builders FirstSource, Inc.,
5.00%, 3/01/30(b)	290,000	308,487
4.25%, 2/01/32(b)	60,000	61,350

Cornerstone Building Brands, Inc., 6.12%, 1/15/29(b)	145,000	154,425
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)	55,000	56,762
	Par(a)	Value
Building Materials (Continued)

JELD-WEN, Inc., 4.63%, 12/15/25(b)	$43,000	$43,806
Masonite International Corp., 5.38%, 2/01/28(b)	160,000	170,200
Patrick Industries, Inc., 4.75%, 5/01/29(b)	90,000	91,863
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(b)	40,000	42,450
Victors Merger Corp., 6.37%, 5/15/29(b)	105,000	105,525
		1,034,868
Chemicals – 0.1%
Chemours (The) Co., 5.38%, 5/15/27	60,000	65,100
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.12%, 6/15/28(b)	50,000	52,062
Olin Corp.,
5.13%, 9/15/27	35,000	36,444
5.62%, 8/01/29	20,000	21,975
5.00%, 2/01/30	135,000	144,619
		320,200
Coal – 0.0%(h)
SunCoke Energy, Inc., 4.88%, 6/30/29(b)	35,000	35,263
Commercial Services – 0.7%
ADT Security (The) Corp., 4.13%, 8/01/29(b)	330,000	331,963
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(b)	160,000	166,400
Deluxe Corp., 8.00%, 6/01/29(b)	80,000	87,400
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	180,000	174,785
Nielsen Finance LLC/Nielsen Finance Co.,
5.63%, 10/01/28(b)	190,000	200,688
5.87%, 10/01/30(b)	180,000	197,082

Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(b)	95,000	99,147
Sabre GLBL, Inc.,
9.25%, 4/15/25(b)	175,000	204,750
7.37%, 9/01/25(b)	65,000	69,418
		1,531,633

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Computers – 0.1%
NCR Corp.,
5.00%, 10/01/28(b)	$75,000	$77,233
5.25%, 10/01/30(b)	80,000	84,200
Presidio Holdings, Inc.,
4.87%, 2/01/27(b)	25,000	25,765
8.25%, 2/01/28(b)	25,000	27,156
		214,354
Distribution/Wholesale – 0.0%(h)
Wolverine Escrow LLC, 9.00%, 11/15/26(b)	60,000	57,893
Diversified Financial Services – 1.3%
Aircastle Ltd., (5Y US Treasury CMT + 4.41%), 5.25%, 6/15/26(b)(j)(k)	45,000	45,450
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(b)	200,000	204,550
Midcap Financial Issuer Trust,
6.50%, 5/01/28(b)	120,000	124,739
5.63%, 1/15/30(b)	200,000	196,172

Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(b)	360,000	375,300
Navient Corp.,
6.12%, 3/25/24	220,000	238,700
5.00%, 3/15/27	300,000	312,000
4.88%, 3/15/28	230,000	232,013
OneMain Finance Corp.,
6.87%, 3/15/25	140,000	158,805
8.87%, 6/01/25	45,000	49,499
3.50%, 1/15/27	265,000	269,637

Provident Funding Associates L.P./PFG Finance Corp., 6.37%, 6/15/25(b)	140,000	142,800
Quicken Loans LLC, 5.25%, 1/15/28(b)	565,000	594,662
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
3.63%, 3/01/29(b)	105,000	105,263
3.88%, 3/01/31(b)	100,000	101,981
		3,151,571
Electric – 0.1%
NRG Energy, Inc., 5.25%, 6/15/29(b)	10,000	10,725
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	45,000	46,449
	Par(a)	Value
Electric (Continued)
PG&E Corp.,
5.00%, 7/01/28	$110,000	$107,113
5.25%, 7/01/30	15,000	14,644

Tallen Energy Supply LLC, 10.50%, 1/15/26(b)	70,000	46,550
		225,481
Electrical Component & Equipment – 0.2%
Energizer Holdings, Inc., 4.38%, 3/31/29(b)	165,000	166,130
WESCO Distribution, Inc., 7.25%, 6/15/28(b)	165,000	183,645
		349,775
Engineering & Construction – 0.0%(h)
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/01/26(b)	100,000	104,500
Entertainment – 0.9%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(b)	45,000	47,844
Boyne USA, Inc., 4.75%, 5/15/29(b)	50,000	51,563
Caesars Entertainment, Inc.,
6.25%, 7/01/25(b)	110,000	116,050
8.12%, 7/01/27(b)	105,000	115,466
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/01/25(b)	80,000	84,100
5.25%, 10/15/25(b)	195,000	196,590

Everi Holdings, Inc., 5.00%, 7/15/29(b)	40,000	40,900
International Game Technology PLC, 4.13%, 4/15/26(b)	200,000	208,304
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29(b)	85,000	87,015
Live Nation Entertainment, Inc.,
4.75%, 10/15/27(b)	165,000	168,506
3.75%, 1/15/28(b)	85,000	85,207

Mohegan Gaming & Entertainment, 8.00%, 2/01/26(b)	75,000	78,087
Scientific Games International, Inc.,
7.00%, 5/15/28(b)	480,000	517,200
7.25%, 11/15/29(b)	60,000	67,283

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Entertainment (Continued)

Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	$60,000	$60,825
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.12%, 10/01/29(b)	125,000	129,963
		2,054,903
Environmental Control – 0.0%(h)
Madison IAQ LLC, 5.88%, 6/30/29(b)	80,000	80,856
Food – 0.5%
JBS Finance Luxembourg S.a.r.l., 3.63%, 1/15/32(b)	200,000	201,362
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29(b)	95,000	106,401
Kraft Heinz Foods Co., 3.00%, 6/01/26	218,000	232,059
Performance Food Group, Inc.,
5.50%, 10/15/27(b)	120,000	125,001
4.25%, 8/01/29(b)	95,000	96,544
Post Holdings, Inc.,
5.50%, 12/15/29(b)	5,000	5,350
4.62%, 4/15/30(b)	135,000	137,531

Simmons Foods, Inc., 4.62%, 3/01/29(b)	110,000	111,056
TreeHouse Foods, Inc., 4.00%, 9/01/28	120,000	120,150
		1,135,454
Food Service – 0.0%(h)
Aramark Services, Inc., 5.00%, 2/01/28(b)	20,000	20,778
Healthcare - Services – 1.2%
AHP Health Partners, Inc., 5.75%, 7/15/29(b)	75,000	75,844
CHS/Community Health Systems, Inc.,
8.00%, 3/15/26(b)	430,000	461,012
8.00%, 3/15/26	20,000	21,442
5.62%, 3/15/27(b)	100,000	105,875

DaVita, Inc., 3.75%, 2/15/31(b)	230,000	223,047
Encompass Health Corp.,
4.50%, 2/01/28	110,000	114,125
4.75%, 2/01/30	115,000	122,762

HCA, Inc., 5.38%, 9/01/26	355,000	412,687
LifePoint Health, Inc., 5.38%, 1/15/29(b)	230,000	228,850
	Par(a)	Value
Healthcare - Services (Continued)

RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	$65,000	$66,463
Select Medical Corp., 6.25%, 8/15/26(b)	30,000	31,717
Tenet Healthcare Corp.,
6.25%, 2/01/27(b)	150,000	156,187
4.63%, 6/15/28(b)	20,000	20,698
6.12%, 10/01/28(b)	695,000	740,175

US Acute Care Solutions LLC, 6.37%, 3/01/26(b)	70,000	72,800
		2,853,684
Home Builders – 0.1%
Forestar Group, Inc., 3.85%, 5/15/26(b)	25,000	25,250
Installed Building Products, Inc., 5.75%, 2/01/28(b)	25,000	26,125
KB Home, 4.80%, 11/15/29	50,000	54,500
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(b)	125,000	140,781
		246,656
Insurance – 0.1%
AmWINS Group, Inc., 4.88%, 6/30/29(b)	130,000	132,600
AssuredPartners, Inc., 5.63%, 1/15/29(b)	85,000	84,380
BroadStreet Partners, Inc., 5.87%, 4/15/29(b)	80,000	81,000
		297,980
Internet – 0.7%
ANGI Group LLC, 3.88%, 8/15/28(b)	95,000	94,881
Arches Buyer, Inc., 6.12%, 12/01/28(b)	40,000	41,293
Endure Digital, Inc., 6.00%, 2/15/29(b)	275,000	266,750
Netflix, Inc.,
5.37%, 11/15/29(b)	170,000	209,738
4.88%, 6/15/30(b)	435,000	524,075
Uber Technologies, Inc.,
7.50%, 9/15/27(b)	350,000	382,445
6.25%, 1/15/28(b)	80,000	86,320
		1,605,502
Investment Management Companies – 0.5%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.75%, 2/01/24	55,000	56,169
6.25%, 5/15/26	165,000	173,382

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Investment Management Companies (Continued)
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	$675,000	$709,593
4.37%, 2/01/29	130,000	131,625
		1,070,769
Iron/Steel – 0.3%
Allegheny Technologies, Inc., 5.88%, 12/01/27	60,000	62,713
Carpenter Technology Corp., 6.37%, 7/15/28	20,000	21,992
Cleveland-Cliffs, Inc.,
9.87%, 10/17/25(b)	93,000	108,694
6.75%, 3/15/26(b)	35,000	37,756
4.63%, 3/01/29(b)	180,000	191,025
4.88%, 3/01/31(b)	145,000	156,600
United States Steel Corp.,
6.87%, 8/15/25	20,000	20,376
6.25%, 3/15/26	105,000	108,150
6.87%, 3/01/29	60,000	65,126
		772,432
Leisure Time – 0.7%
Carnival Corp., 5.75%, 3/01/27(b)	535,000	543,694
NCL Corp. Ltd., 5.88%, 3/15/26(b)	225,000	226,687
NCL Finance Ltd., 6.12%, 3/15/28(b)	55,000	55,550
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	215,000	209,862
3.70%, 3/15/28	95,000	89,704
5.50%, 4/01/28(b)	265,000	270,220

Viking Cruises Ltd., 5.87%, 9/15/27(b)	55,000	52,250
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29(b)	175,000	175,000
		1,622,967
Lodging – 0.7%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/01/29(b)	255,000	257,300
4.87%, 7/01/31(b)	90,000	88,279
Marriott Ownership Resorts, Inc.,
4.75%, 1/15/28	265,000	268,021
4.50%, 6/15/29(b)	60,000	60,375
	Par(a)	Value
Lodging (Continued)

MGM Resorts International, 5.50%, 4/15/27	$260,000	$282,542
Travel + Leisure Co.,
6.62%, 7/31/26(b)	255,000	284,644
6.00%, 4/01/27	10,000	10,825
4.63%, 3/01/30(b)	130,000	134,256

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/01/25(b)	290,000	306,675
		1,692,917
Machinery - Diversified – 0.0%(h)
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	50,000	51,313
Media – 2.0%
AMC Networks, Inc., 4.25%, 2/15/29	205,000	205,000
Audacy Capital Corp., 6.75%, 3/31/29(b)	115,000	117,287
Block Communications, Inc., 4.88%, 3/01/28(b)	20,000	20,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/01/30(b)	1,180,000	1,250,744
4.50%, 8/15/30(b)	105,000	110,250
4.50%, 5/01/32	55,000	57,544

CSC Holdings LLC, 5.75%, 1/15/30(b)	500,000	521,095
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26(b)	175,000	101,500
6.62%, 8/15/27(b)	90,000	35,663

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 8/15/27(b)(e)	270,000	279,153
DISH DBS Corp.,
7.75%, 7/01/26	310,000	353,788
7.37%, 7/01/28	65,000	70,325
5.13%, 6/01/29(b)	130,000	128,869

Gray Television, Inc., 4.75%, 10/15/30(b)	245,000	242,883
iHeartCommunications, Inc.,
6.37%, 5/01/26	10,000	10,550
8.37%, 5/01/27	360,000	382,946
4.75%, 1/15/28(b)	180,000	186,496
Mav Acquisition Corp.,
5.75%, 8/01/28(b)	120,000	119,564
8.00%, 8/01/29(b)	120,000	117,431

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Media (Continued)

Nexstar Media, Inc., 5.63%, 7/15/27(b)	$20,000	$21,144
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28(b)	185,000	192,248
Sinclair Television Group, Inc., 5.13%, 2/15/27(b)	120,000	119,400
Townsquare Media, Inc., 6.87%, 2/01/26(b)	35,000	37,319
Univision Communications, Inc., 6.62%, 6/01/27(b)	80,000	86,025
		4,767,474
Mining – 0.4%
Freeport-McMoRan, Inc.,
4.25%, 3/01/30	280,000	302,050
4.63%, 8/01/30	205,000	225,244
5.40%, 11/14/34	20,000	25,425

Novelis Corp., 4.75%, 1/30/30(b)	305,000	324,767
		877,486
Miscellaneous Manufacturing – 0.0%(h)
Hillenbrand, Inc., 5.75%, 6/15/25	50,000	53,313
Office/Business Equipment – 0.2%
Pitney Bowes, Inc., 6.88%, 3/15/27(b)	135,000	143,354
Xerox Holdings Corp.,
5.00%, 8/15/25(b)	100,000	106,580
5.50%, 8/15/28(b)	100,000	105,494
		355,428
Oil & Gas – 2.5%
Antero Resources Corp., 7.62%, 2/01/29(b)	65,000	71,237
Apache Corp.,
4.88%, 11/15/27	35,000	37,618
4.38%, 10/15/28	65,000	68,863
4.25%, 1/15/30	150,000	156,375
4.75%, 4/15/43	5,000	5,138
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/26(b)	130,000	134,225
5.88%, 6/30/29(b)	80,000	78,800

California Resources Corp., 7.12%, 2/01/26(b)	30,000	30,677
Callon Petroleum Co., 8.00%, 8/01/28(b)	120,000	112,729
	Par(a)	Value
Oil & Gas (Continued)

Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 4/15/25(b)	$35,000	$38,700
Centennial Resource Production LLC,
5.38%, 1/15/26(b)	30,000	28,886
6.87%, 4/01/27(b)	75,000	73,687

Chesapeake Energy Corp., 5.50%, 2/01/26(b)	30,000	31,275
Comstock Resources, Inc., 6.75%, 3/01/29(b)	80,000	83,588
Continental Resources, Inc.,
4.50%, 4/15/23	14,000	14,558
3.80%, 6/01/24	190,000	199,213
4.38%, 1/15/28	65,000	71,987
5.75%, 1/15/31(b)	30,000	36,159
4.90%, 6/01/44	100,000	115,388

CVR Energy, Inc., 5.25%, 2/15/25(b)	60,000	58,350
Endeavor Energy Resources L.P./EER Finance, Inc.,
6.62%, 7/15/25(b)	55,000	58,162
5.50%, 1/30/26(b)	35,000	36,094

Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 4/15/26(b)	60,000	62,400
EQT Corp.,
6.62%, 2/01/25	105,000	121,317
3.13%, 5/15/26(b)	10,000	10,287
5.00%, 1/15/29	10,000	11,307
7.50%, 2/01/30	155,000	203,585
3.63%, 5/15/31(b)	25,000	26,480
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 2/01/29(b)	60,000	61,093
6.00%, 2/01/31(b)	50,000	52,181

Independence Energy Finance LLC, 7.25%, 5/01/26(b)	95,000	99,037
Indigo Natural Resources LLC, 5.38%, 2/01/29(b)	140,000	145,950
Laredo Petroleum, Inc., 7.75%, 7/31/29(b)	40,000	38,703
Matador Resources Co., 5.88%, 9/15/26	90,000	91,482
Murphy Oil Corp.,
6.87%, 8/15/24	85,000	86,487
6.37%, 7/15/28	85,000	89,865

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Oil & Gas (Continued)
Murphy Oil Corp.,
6.37%, 12/01/42	$100,000	$99,750

Nabors Industries Ltd., 7.25%, 1/15/26(b)	55,000	51,425
Nabors Industries, Inc., 9.00%, 2/01/25(b)	28,000	28,840
Oasis Petroleum, Inc., 6.38%, 6/01/26(b)	40,000	41,400
Occidental Petroleum Corp.,
5.55%, 3/15/26	65,000	71,148
3.20%, 8/15/26	25,000	24,813
3.00%, 2/15/27	35,000	34,738
8.50%, 7/15/27	90,000	112,265
3.50%, 8/15/29	525,000	523,687
8.87%, 7/15/30	145,000	195,640
7.50%, 5/01/31	45,000	57,150
7.87%, 9/15/31	20,000	26,000
4.40%, 4/15/46	35,000	34,337
4.10%, 2/15/47	185,000	175,101
4.20%, 3/15/48	120,000	114,900
Ovintiv, Inc.,
7.37%, 11/01/31	40,000	54,042
7.20%, 11/01/31	95,000	126,973
6.50%, 8/15/34	215,000	286,792
6.62%, 8/15/37	35,000	47,575
PBF Holding Co. LLC/PBF Finance Corp.,
9.25%, 5/15/25(b)	90,000	82,350
6.00%, 2/15/28	70,000	36,554

Penn Virginia Escrow LLC, 8/15/26(b)(e)	80,000	79,279
Range Resources Corp.,
5.00%, 3/15/23	53,000	54,855
9.25%, 2/01/26	115,000	124,776
8.25%, 1/15/29(b)	45,000	49,824
SM Energy Co.,
5.63%, 6/01/25	50,000	49,123
6.75%, 9/15/26	65,000	64,503
6.50%, 7/15/28	40,000	39,834
Southwestern Energy Co.,
6.45%, 1/23/25	100,000	109,492
7.50%, 4/01/26	25,000	26,370
7.75%, 10/01/27	15,000	16,088

Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	145,000	148,262
Transocean Pontus Ltd., 6.13%, 8/01/25(b)	40,200	39,698
Transocean Poseidon Ltd., 6.87%, 2/01/27(b)	85,000	82,875
	Par(a)	Value
Oil & Gas (Continued)
Transocean, Inc.,
11.50%, 1/30/27(b)	$40,000	$39,800
8.00%, 2/01/27(b)	95,000	70,036

Vine Energy Holdings LLC, 6.75%, 4/15/29(b)	90,000	93,825
		5,956,003
Oil & Gas Services – 0.1%
Transocean Proteus Ltd., 6.25%, 12/01/24(b)	136,400	135,036
Weatherford International Ltd.,
8.75%, 9/01/24(b)	20,000	20,800
11.00%, 12/01/24(b)	105,000	108,675
		264,511
Packaging & Containers – 0.1%
Berry Global, Inc., 4.50%, 2/15/26(b)	33,000	33,660
Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	65,000	69,306
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(b)	190,000	185,450
		288,416
Pharmaceuticals – 0.7%
Bausch Health Cos., Inc.,
6.25%, 2/15/29(b)	490,000	487,521
5.25%, 1/30/30(b)	100,000	94,116
5.25%, 2/15/31(b)	250,000	234,375

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28(b)	200,000	135,000
Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc., 6.12%, 4/01/29(b)	25,000	24,844
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.87%, 9/01/25(b)	105,000	114,056
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 4/30/31(b)	240,000	247,200
Par Pharmaceutical, Inc., 7.50%, 4/01/27(b)	86,000	87,720
Prestige Brands, Inc., 5.13%, 1/15/28(b)	125,000	132,031
		1,556,863

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Pipelines – 1.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.62%, 12/15/25(b)	$170,000	$183,019
Buckeye Partners L.P.,
4.50%, 3/01/28(b)	90,000	91,350
5.85%, 11/15/43	45,000	45,225
5.60%, 10/15/44	60,000	59,213

CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(b)	250,000	259,375
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	85,000	88,400
DCP Midstream Operating L.P.,
5.38%, 7/15/25	50,000	55,250
5.63%, 7/15/27	195,000	221,813
5.13%, 5/15/29	25,000	27,853
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	10,000	9,750
5.05%, 4/01/45	5,000	4,625
5.45%, 6/01/47	155,000	150,350
EQM Midstream Partners L.P.,
6.00%, 7/01/25(b)	155,000	168,807
6.50%, 7/01/27(b)	160,000	179,600
5.50%, 7/15/28	25,000	27,063
6.50%, 7/15/48	110,000	120,852

Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 2/01/28	175,000	176,785
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	100,000	106,928
Hess Midstream Operations L.P., 5.62%, 2/15/26(b)	109,000	113,360
New Fortress Energy, Inc.,
6.75%, 9/15/25(b)	320,000	326,406
6.50%, 9/30/26(b)	105,000	106,073
NuStar Logistics L.P.,
5.75%, 10/01/25	85,000	92,650
5.62%, 4/28/27	120,000	129,565
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 9/15/24(b)	17,000	17,215
5.50%, 1/15/28(b)	55,000	56,238
	Par(a)	Value
Pipelines (Continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.87%, 4/15/26	$80,000	$83,700
5.50%, 3/01/30	45,000	49,552
4.88%, 2/01/31(b)	250,000	270,312
Western Midstream Operating L.P.,
5.30%, 2/01/30	300,000	336,760
5.45%, 4/01/44	100,000	112,250
5.30%, 3/01/48	10,000	11,023
6.50%, 2/01/50	105,000	123,506
		3,804,868
Real Estate – 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(b)	100,000	104,875
Real Estate Investment Trusts – 0.6%
Iron Mountain, Inc., 4.87%, 9/15/29(b)	355,000	371,863
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/01/27(b)	220,000	219,633
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.50%, 1/15/28	191,000	202,460
Service Properties Trust,
7.50%, 9/15/25	260,000	293,150
4.75%, 10/01/26	65,000	63,781

Starwood Property Trust, Inc., 3.63%, 7/15/26(b)	50,000	50,813
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 4/15/28(b)	150,000	150,450
		1,352,150
Retail – 1.1%
Ambience Merger Sub, Inc.,
4.88%, 7/15/28(b)	50,000	50,187
7.12%, 7/15/29(b)	90,000	91,125
Asbury Automotive Group, Inc.,
4.50%, 3/01/28	19,000	19,689
4.75%, 3/01/30	22,000	23,293

Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 4/15/29(b)	75,000	77,062

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Retail (Continued)
Carvana Co.,
5.50%, 4/15/27(b)	$290,000	$300,150
5.87%, 10/01/28(b)	170,000	180,095

Ferrellgas L.P./Ferrellgas Finance Corp., 5.37%, 4/01/26(b)	90,000	88,875
Foundation Building Materials, Inc., 6.00%, 3/01/29(b)	215,000	211,237
Group 1 Automotive, Inc., 4.00%, 8/15/28(b)	30,000	30,800
Ken Garff Automotive LLC, 4.88%, 9/15/28(b)	50,000	51,312
L Brands, Inc.,
5.25%, 2/01/28	205,000	230,593
6.87%, 11/01/35	5,000	6,431
6.75%, 7/01/36	65,000	82,875

LBM Acquisition LLC, 6.25%, 1/15/29(b)	115,000	115,223
Lithia Motors, Inc., 4.38%, 1/15/31(b)	105,000	114,513
Michaels (The) Cos., Inc., 7.87%, 5/01/29(b)	60,000	62,250
Murphy Oil USA, Inc., 4.75%, 9/15/29	20,000	21,200
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(b)	250,000	259,575
QVC, Inc., 4.85%, 4/01/24	5,000	5,419
Rite Aid Corp., 7.50%, 7/01/25(b)	75,000	75,279
Staples, Inc., 7.50%, 4/15/26(b)	200,000	203,000
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 6/01/31(b)	80,000	83,100
Victoria's Secret & Co., 4.63%, 7/15/29(b)	125,000	125,170
White Cap Buyer LLC, 6.87%, 10/15/28(b)	35,000	37,363
		2,545,816
Software – 0.3%
Clarivate Science Holdings Corp., 4.87%, 6/30/29(b)	130,000	130,928
Elastic N.V., 4.13%, 7/15/29(b)	160,000	160,606
J2 Global, Inc., 4.62%, 10/15/30(b)	95,000	100,938
Playtika Holding Corp., 4.25%, 3/15/29(b)	50,000	49,875
		Par(a)	Value
Software (Continued)
Rocket Software, Inc., 6.50%, 2/15/29(b)		$175,000	$174,125
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/01/25(b)		155,000	160,425
			776,897
Telecommunications – 0.9%
CommScope Technologies LLC,
6.00%, 6/15/25(b)		34,000	34,510
5.00%, 3/15/27(b)		950,000	961,210

CommScope, Inc., 7.12%, 7/01/28(b)		90,000	97,087
Embarq Corp., 7.99%, 6/01/36		55,000	61,600
Ligado Networks LLC,
15.50%, 11/01/23(b)(l)		189,165	178,524
17.50%, 5/01/24(b)(l)		60,026	42,393

LogMeIn, Inc., 5.50%, 9/01/27(b)		95,000	98,482
Lumen Technologies, Inc.,
5.63%, 4/01/25		50,000	54,438
5.38%, 6/15/29(b)		275,000	281,875

ViaSat, Inc., 6.50%, 7/15/28(b)		85,000	89,994
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28(b)		100,000	102,000
			2,002,113
Toys/Games/Hobbies – 0.0%(h)
Mattel, Inc., 5.88%, 12/15/27(b)		30,000	32,888
Trucking & Leasing – 0.0%(h)
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/01/28(b)		75,000	77,812
Water – 0.0%(h)
Solaris Midstream Holdings LLC, 7.63%, 4/01/26(b)		40,000	41,898
Total Corporate Bonds (Cost $47,748,790)			50,917,950

Foreign Government Inflation-Linked Bonds – 0.6%
Sovereign – 0.6%
Argentina Treasury Bond,
1.30%, 9/20/22	ARS	38,800	615
1.40%, 3/25/23	ARS	47,710,551	773,561

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Sovereign (Continued)
Argentina Treasury Bond,
1.45%, 8/13/23	ARS	$877,731	$12,728
1.50%, 3/25/24	ARS	22,125,997	345,012

Bonos de la Tesoreria de la Republica, 1.50%, 3/01/26	CLP	6,500	262,280
			1,394,196
Total Foreign Government Inflation-Linked Bonds (Cost $1,686,672)			1,394,196

Foreign Issuer Bonds – 59.4%
Angola – 0.9%
Angolan Government International Bond,
8.25%, 5/09/28(b)		860,000	903,000
9.37%, 5/08/48(b)		400,000	419,000
9.13%, 11/26/49(b)		750,000	768,894
			2,090,894
Argentina – 0.3%
Argentine Bonos del Tesoro, 16.00%, 10/17/23	ARS	250,800	1,637
Argentine Republic Government International Bond,
(Step to 0.75% on 7/09/23), 0.50%, 7/09/30(g)		695,870	252,949
(Step to 1.50% on 7/09/22) , 1.13%, 7/09/35(g)		1,169,164	377,067

YPF S.A., 6.95%, 7/21/27(b)		120,000	83,724
			715,377
Australia – 0.2%
Mineral Resources Ltd., 8.13%, 5/01/27(b)		350,000	382,963
Bahrain – 0.7%
Bahrain Government International Bond,
5.25%, 1/25/33(b)		750,000	719,640
6.00%, 9/19/44		200,000	187,981
7.50%, 9/20/47		600,000	638,432
			1,546,053
Brazil – 4.3%
Brazil Letras do Tesouro Nacional,
0.00%, 1/01/23(i)	BRL	1,680,000	289,626
0.00%, 1/01/24(i)	BRL	1,290,000	203,202
0.00%, 7/01/24(i)	BRL	6,070,000	914,167
0.00%, 1/01/25(i)	BRL	10,620,000	1,524,530
		Par(a)	Value
Brazil (Continued)
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/23	BRL	$11,649,000	$2,295,872
10.00%, 1/01/25	BRL	5,605,000	1,114,779
10.00%, 1/01/27	BRL	3,460,000	688,643
10.00%, 1/01/29	BRL	5,290,000	1,052,885
10.00%, 1/01/31	BRL	510,000	100,653
Brazilian Government International Bond,
3.88%, 6/12/30		390,000	393,791
3.75%, 9/12/31		200,000	197,500

CSN Resources S.A., 4.62%, 6/10/31(b)		400,000	413,680
Light Servicos de Eletricidade S.A./Light Energia S.A., 4.37%, 6/18/26(b)		200,000	203,160
MARB BondCo PLC, 3.95%, 1/29/31(b)		220,000	213,840
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(b)		200,000	207,480
Petrobras Global Finance B.V., 5.50%, 6/10/51		435,000	427,931
			10,241,739
Canada – 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 4.00%, 10/15/30(b)		490,000	488,697
Baytex Energy Corp., 8.75%, 4/01/27(b)		120,000	120,000
Bombardier, Inc., 7.12%, 6/15/26(b)		390,000	405,592
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
6.25%, 9/15/27(b)		75,000	79,204
4.88%, 2/15/30(b)		145,000	144,669

Empire Communities Corp., 7.00%, 12/15/25(b)		85,000	89,569
GFL Environmental, Inc., 4.00%, 8/01/28(b)		200,000	197,647
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(b)		80,000	83,200
Mattamy Group Corp.,
5.25%, 12/15/27(b)		140,000	145,578
4.63%, 3/01/30(b)		65,000	67,359
MEG Energy Corp.,
7.12%, 2/01/27(b)		100,000	104,927
5.88%, 2/01/29(b)		65,000	67,112

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Canada (Continued)
Methanex Corp.,
5.13%, 10/15/27		$85,000	$92,011
5.25%, 12/15/29		15,000	16,583

Open Text Corp., 3.88%, 2/15/28(b)		115,000	118,737
Parkland Corp., 5.87%, 7/15/27(b)		80,000	85,300
Precision Drilling Corp.,
7.12%, 1/15/26(b)		5,000	5,150
6.87%, 1/15/29(b)		55,000	56,512

Strathcona Resources Ltd., 6.87%, 8/01/26(b)		80,000	79,190
Telesat Canada/Telesat LLC, 5.63%, 12/06/26(b)		90,000	83,473
			2,530,510
Chile – 1.8%
AES Andes S.A., (5Y USD Swap Rate + 4.64%), 7.12%, 3/26/79(b)(k)		400,000	422,000
Bonos de la Tesoreria de la Republica en pesos,
2.50%, 3/01/25	CLP	95,000,000	122,337
5.00%, 10/01/28(b)	CLP	275,000,000	376,126
4.70%, 9/01/30(b)	CLP	270,000,000	362,216
5.00%, 3/01/35	CLP	230,000,000	307,038
Chile Government International Bond,
2.45%, 1/31/31		600,000	613,116
2.55%, 1/27/32		665,000	681,359
2.55%, 7/27/33		200,000	203,954
3.10%, 5/07/41		400,000	404,832

Interchile S.A., 4.50%, 6/30/56(b)		250,000	267,215
Kenbourne Invest S.A., 6.87%, 11/26/24(b)		200,000	211,750
VTR Comunicaciones S.p.A., 4.38%, 4/15/29(b)		200,000	200,000
			4,171,943
China – 2.7%
Agricultural Development Bank of China, 3.75%, 1/25/29	CNY	7,370,000	1,172,453
China Development Bank,
3.23%, 1/10/25	CNY	9,080,000	1,425,193
4.88%, 2/09/28	CNY	970,000	164,384

China Evergrande Group, 8.75%, 6/28/25		200,000	83,754
China Government Bond,
2.85%, 6/04/27	CNY	3,650,000	566,664
3.28%, 12/03/27	CNY	2,220,000	353,818
3.27%, 11/19/30	CNY	7,190,000	1,147,312
		Par(a)	Value
China (Continued)

Easy Tactic Ltd., 8.13%, 2/27/23		$200,000	$150,261
ENN Clean Energy International Investment Ltd., 3.38%, 5/12/26(b)		200,000	204,029
Fantasia Holdings Group Co. Ltd., 10.87%, 1/09/23		400,000	320,617
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(b)(l)		95,000	95,475
Kaisa Group Holdings Ltd., 10.87%, 7/23/23		200,000	169,000
Ronshine China Holdings Ltd., 7.35%, 12/15/23		300,000	267,741
Yuzhou Group Holdings Co. Ltd., 6.00%, 10/25/23		200,000	158,495
			6,279,196
Colombia – 2.5%
AI Candelaria Spain SLU, 5.75%, 6/15/33(b)		250,000	255,058
Banco Davivienda S.A., (10Y US Treasury CMT + 5.10%), 6.65%, 4/22/31(b)(j)(k)		200,000	211,000
Banco GNB Sudameris S.A., (5Y US Treasury CMT + 6.66%), 7.50%, 4/16/31(b)(k)		175,000	178,719
Colombia Government International Bond,
3.13%, 4/15/31		900,000	881,919
4.12%, 2/22/42		1,425,000	1,370,137
Colombian TES,
10.00%, 7/24/24	COP	2,169,000,000	637,205
6.25%, 11/26/25	COP	2,574,000,000	678,398
7.50%, 8/26/26	COP	3,033,000,000	832,070
5.75%, 11/03/27	COP	395,000,000	98,293
6.00%, 4/28/28	COP	528,000,000	131,802
7.75%, 9/18/30	COP	681,000,000	185,050
7.00%, 6/30/32	COP	2,000,000,000	504,814
			5,964,465
Costa Rica – 0.2%
Costa Rica Government International Bond,
5.63%, 4/30/43		400,000	376,500
7.00%, 4/04/44		200,000	210,000
			586,500
Czech Republic – 1.0%
Czech Republic Government Bond,
1.00%, 6/26/26	CZK	6,500,000	293,992

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Czech Republic (Continued)
Czech Republic Government Bond,
2.50%, 8/25/28	CZK	$3,570,000	$175,532
2.75%, 7/23/29	CZK	8,230,000	413,970
0.95%, 5/15/30	CZK	18,840,000	824,232
2.00%, 10/13/33	CZK	12,340,000	589,748
			2,297,474
Dominican Republic – 0.8%
Dominican Republic International Bond,
4.50%, 1/30/30(b)		420,000	430,294
4.87%, 9/23/32(b)		1,180,000	1,224,262
5.30%, 1/21/41(b)		150,000	152,100
			1,806,656
Ecuador – 0.5%
Ecuador Government International Bond,
(Step to 5.50% on 7/31/22), 5.00%, 7/31/30(g)		501,438	437,509
(Step to 2.50% on 7/31/22), 1.00%, 7/31/35(b)(g)		689,407	479,066
(Step to 1.50% on 7/31/22), 0.50%, 7/31/40(b)(g)		326,330	201,509
			1,118,084
Egypt – 1.3%
Egypt Government Bond,
14.06%, 1/12/26	EGP	11,818,000	745,500
14.48%, 4/06/26	EGP	5,500,000	350,756
Egypt Government International Bond,
7.05%, 1/15/32(b)		635,000	646,239
7.63%, 5/29/32(b)		250,000	263,705
8.50%, 1/31/47		800,000	828,786
8.70%, 3/01/49(b)		250,000	260,990
			3,095,976
El Salvador – 0.3%
El Salvador Government International Bond,
6.38%, 1/18/27		230,000	200,102
8.25%, 4/10/32		360,000	326,704
7.62%, 2/01/41		300,000	250,503
			777,309
France – 0.2%
Altice France S.A., 5.13%, 1/15/29(b)		490,000	493,675
		Par(a)	Value
Germany – 0.2%
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(b)		$200,000	$204,342
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(k)		200,000	217,002
			421,344
Ghana – 0.6%
Ghana Government International Bond,
7.63%, 5/16/29		400,000	400,285
8.12%, 3/26/32		200,000	199,601
7.88%, 2/11/35		400,000	383,713
8.87%, 5/07/42		200,000	198,274
Ghana Treasury Note,
18.50%, 1/02/23	GHS	50,000	8,538
17.25%, 7/31/23	GHC	110,000	18,432
Republic of Ghana Government Bonds,
20.75%, 1/16/23	GHS	70,000	12,287
18.85%, 9/28/23	GHS	395,000	68,413
19.25%, 12/18/23	GHS	213,000	37,106
19.50%, 7/08/24	GHS	205,000	35,650
18.80%, 5/11/26	GHS	810,000	137,135
			1,499,434
Guatemala – 0.1%
Guatemala Government Bond, 5.38%, 4/24/32(b)		200,000	229,900
Hong Kong – 0.0%(h)
Seaspan Corp., 5.50%, 8/01/29(b)		80,000	79,777
Hungary – 0.8%
Hungary Government Bond,
1.50%, 8/23/23	HUF	119,190,000	396,347
6.00%, 11/24/23	HUF	62,740,000	228,351
1.00%, 11/26/25	HUF	145,940,000	462,628
3.00%, 10/27/27	HUF	113,910,000	395,931
3.25%, 10/22/31	HUF	123,230,000	434,262
3.00%, 10/27/38	HUF	23,570,000	76,726
			1,994,245
India – 1.3%
ABJA Investment Co. Pte. Ltd., 5.45%, 1/24/28		200,000	211,172
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 3/25/27(b)		200,000	198,340
India Government Bond,
8.20%, 9/24/25	INR	4,800,000	69,794
5.15%, 11/09/25	INR	123,400,000	1,634,917

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
India (Continued)
India Government Bond,
7.59%, 1/11/26	INR	$35,000,000	$503,368

India Green Power Holdings, 4.00%, 2/22/27(b)		200,000	199,500
Network i2i Ltd., (5Y US Treasury CMT + 4.27%), 5.65%, 1/15/25(j)(k)		200,000	209,750
			3,026,841
Indonesia – 4.3%
Indonesia Asahan Aluminium Persero PT,
4.75%, 5/15/25(b)		200,000	218,750
6.53%, 11/15/28(b)		400,000	488,796
5.45%, 5/15/30(b)		550,000	640,750
Indonesia Treasury Bond,
5.63%, 5/15/23	IDR	17,689,000,000	1,255,734
8.37%, 3/15/24	IDR	2,981,000,000	226,254
6.50%, 6/15/25	IDR	14,912,000,000	1,087,801
5.50%, 4/15/26	IDR	13,060,000,000	916,246
8.37%, 9/15/26	IDR	8,148,000,000	639,733
9.00%, 3/15/29	IDR	10,844,000,000	878,808
7.00%, 9/15/30	IDR	5,360,000,000	390,071
6.50%, 2/15/31	IDR	6,870,000,000	482,300
7.50%, 8/15/32	IDR	10,750,000,000	793,763
8.37%, 3/15/34	IDR	6,653,000,000	519,750
7.50%, 6/15/35	IDR	3,280,000,000	238,700
7.50%, 5/15/38	IDR	600,000,000	43,394
8.38%, 4/15/39	IDR	2,450,000,000	190,833

Minejesa Capital B.V., 5.63%, 8/10/37(b)		200,000	217,250
Perusahaan Penerbit SBSN Indonesia III,
4.15%, 3/29/27		330,000	369,825
3.80%, 6/23/50(b)		200,000	209,416
3.55%, 6/09/51(b)		200,000	202,840
			10,011,014
Iraq – 0.1%
Iraq International Bond, 5.80%, 1/15/28		227,500	218,178
Israel – 1.2%
Energean Israel Finance Ltd.,
4.88%, 3/30/26(b)		125,000	127,793
5.37%, 3/30/28(b)		65,000	66,437
5.87%, 3/30/31(b)		570,000	584,460
Leviathan Bond Ltd.,
6.50%, 6/30/27(b)		115,000	126,460
6.75%, 6/30/30(b)		240,000	268,854
		Par(a)	Value
Israel (Continued)

Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		$50,000	$55,125
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26		225,000	215,910
4.10%, 10/01/46		1,512,000	1,334,340
			2,779,379
Italy – 0.1%
Telecom Italia Capital S.A.,
6.37%, 11/15/33		60,000	70,950
6.00%, 9/30/34		10,000	11,475
7.20%, 7/18/36		39,000	49,822

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(k)		200,000	220,908
			353,155
Ivory Coast – 0.4%
Ivory Coast Government International Bond,
4.88%, 1/30/32(b)	EUR	525,000	630,731
6.87%, 10/17/40(b)	EUR	175,000	229,099
			859,830
Kazakhstan – 0.6%
Development Bank of Kazakhstan JSC, 10.95%, 5/06/26(b)	KZT	110,000,000	257,153
KazMunayGas National Co. JSC,
3.50%, 4/14/33(b)		825,000	856,102
5.75%, 4/19/47		240,000	299,475
			1,412,730
Lebanon – 0.1%
Lebanon Government International Bond, 8.25%, 5/17/34(m)		1,050,000	126,011
Luxembourg – 0.4%
Altice Financing S.A., 5.00%, 1/15/28(b)		240,000	235,800
ARD Finance S.A., (100% Cash), 6.50%, 6/30/27(b)(l)		600,000	632,940
			868,740
Macau – 0.4%
MGM China Holdings Ltd., 4.75%, 2/01/27(b)		200,000	201,500
Studio City Finance Ltd.,
6.00%, 7/15/25(b)		215,000	224,137
5.00%, 1/15/29(b)		400,000	394,076

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Macau (Continued)

Wynn Macau Ltd., 5.12%, 12/15/29(b)		$200,000	$202,000
			1,021,713
Malaysia – 1.8%
Malaysia Government Bond,
3.48%, 3/15/23	MYR	2,030,000	493,116
4.18%, 7/15/24	MYR	1,970,000	492,191
3.95%, 9/15/25	MYR	2,200,000	549,979
3.90%, 11/16/27	MYR	2,817,000	704,847
3.89%, 8/15/29	MYR	2,695,000	669,971
3.76%, 5/22/40	MYR	1,605,000	369,162

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	412,926
Petronas Capital Ltd., 3.40%, 4/28/61(b)		425,000	437,424
			4,129,616
Mexico – 5.1%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(j)(k)		200,000	225,752
Cemex S.A.B. de C.V.,
(5Y US Treasury CMT + 4.53%), 5.12%, 6/08/26(b)(j)(k)		460,000	482,913
3.88%, 7/11/31(b)		490,000	507,395
Mexican Bonos,
8.00%, 12/07/23	MXN	20,170,000	1,060,065
10.00%, 12/05/24	MXN	41,630,000	2,329,618
5.75%, 3/05/26	MXN	19,025,000	929,414
7.50%, 6/03/27	MXN	14,278,000	746,964
8.50%, 5/31/29	MXN	6,067,400	335,888
7.75%, 5/29/31	MXN	11,596,500	618,470
10.00%, 11/20/36	MXN	5,140,000	322,781
8.50%, 11/18/38	MXN	13,050,000	717,659
Mexico Government International Bond,
4.75%, 4/27/32		200,000	229,492
4.28%, 8/14/41		700,000	743,127

Nemak S.A.B. de C.V., 3.63%, 6/28/31(b)		200,000	200,200
Petroleos Mexicanos,
5.35%, 2/12/28		190,000	187,245
5.95%, 1/28/31		822,000	808,026
6.62%, 6/15/35		1,019,000	983,936
6.75%, 9/21/47		655,000	585,504
			12,014,449
		Par(a)	Value
Morocco – 0.1%
OCP S.A., 5.13%, 6/23/51(b)		$200,000	$203,800
Netherlands – 0.2%
UPC Broadband Finco B.V., 4.88%, 7/15/31(b)		220,000	224,400
Ziggo B.V., 4.87%, 1/15/30(b)		200,000	206,300
			430,700
Nigeria – 0.7%
IHS Netherlands Holdco B.V., 8.00%, 9/18/27		200,000	215,000
Nigeria Government International Bond,
7.14%, 2/23/30(b)		400,000	420,069
7.87%, 2/16/32		200,000	213,994
7.70%, 2/23/38(b)		565,000	578,809
7.63%, 11/28/47		300,000	302,284
			1,730,156
Norway – 0.6%
Norway Government Bond,
2.00%, 5/24/23(b)	NOK	7,871,000	914,168
3.00%, 3/14/24(b)	NOK	4,328,000	518,345
			1,432,513
Oman – 0.9%
Oman Government International Bond,
6.00%, 8/01/29		200,000	212,752
6.25%, 1/25/31(b)		315,000	340,132
6.50%, 3/08/47		1,250,000	1,244,656

Oryx Funding Ltd., 5.80%, 2/03/31(b)		200,000	210,634
			2,008,174
Pakistan – 0.5%
Pakistan Government International Bond,
6.88%, 12/05/27		335,000	342,472
7.37%, 4/08/31(b)		425,000	426,921
8.87%, 4/08/51(b)		400,000	412,000
			1,181,393
Panama – 0.5%
Panama Government International Bond,
3.16%, 1/23/30		425,000	447,589
2.25%, 9/29/32		750,000	727,230
			1,174,819

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Paraguay – 0.3%
Paraguay Government International Bond,
2.74%, 1/29/33		$200,000	$195,202
5.60%, 3/13/48		500,000	594,750
			789,952
Peru – 0.6%
Cia de Minas Buenaventura S.A.A., 5.50%, 7/23/26(b)		200,000	192,425
Peru Government Bond,
5.94%, 2/12/29	PEN	370,000	93,676
6.15%, 8/12/32	PEN	1,450,000	350,718
Peruvian Government International Bond,
6.35%, 8/12/28	PEN	1,060,000	273,738
6.95%, 8/12/31	PEN	890,000	228,744

Volcan Cia Minera S.A.A., 4.37%, 2/11/26(b)		255,000	246,126
			1,385,427
Philippines – 0.4%
Philippine Government International Bond,
1.95%, 1/06/32		200,000	197,603
3.20%, 7/06/46		800,000	815,497
			1,013,100
Poland – 1.3%
Republic of Poland Government Bond,
2.50%, 4/25/24	PLN	2,846,000	778,459
2.50%, 7/25/26	PLN	3,593,000	998,267
2.50%, 7/25/27	PLN	2,341,000	653,819
2.75%, 10/25/29	PLN	2,231,000	638,579
			3,069,124
Qatar – 1.1%
Ooredoo International Finance Ltd., 2.63%, 4/08/31(b)		300,000	307,518
Qatar Government International Bond,
3.75%, 4/16/30(b)		370,000	420,764
4.40%, 4/16/50(b)		430,000	530,195
Qatar Petroleum,
2.25%, 7/12/31(b)		400,000	404,701
3.12%, 7/12/41(b)		475,000	492,513
3.30%, 7/12/51(b)		450,000	466,313
			2,622,004
Romania – 1.1%
Romania Government Bond,
4.25%, 6/28/23	RON	2,130,000	530,257
		Par(a)	Value
Romania (Continued)
Romania Government Bond,
3.25%, 4/29/24	RON	$3,340,000	$817,067
5.00%, 2/12/29	RON	1,050,000	278,912
Romanian Government International Bond,
3.00%, 2/14/31(b)		370,000	384,019
2.62%, 12/02/40(b)	EUR	505,000	586,054
			2,596,309
Russia – 1.5%
Russian Federal Bond - OFZ,
7.40%, 12/07/22	RUB	46,250,000	638,328
4.50%, 7/16/25	RUB	73,500,000	932,308
6.00%, 10/06/27	RUB	42,700,000	562,996
7.65%, 4/10/30	RUB	35,250,000	512,949
7.70%, 3/23/33	RUB	44,550,000	652,550
7.70%, 3/16/39	RUB	14,500,000	213,822
			3,512,953
Saudi Arabia – 1.2%
SA Global Sukuk Ltd.,
1.60%, 6/17/26(b)		200,000	200,072
2.70%, 6/17/31(b)		825,000	845,625
Saudi Government International Bond,
2.25%, 2/02/33(b)		650,000	637,916
3.75%, 1/21/55		900,000	958,410
3.45%, 2/02/61(b)		200,000	200,268
			2,842,291
Senegal – 0.1%
Senegal Government International Bond, 5.38%, 6/08/37(b)	EUR	260,000	308,518
Serbia – 0.2%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	37,000,000	412,783
South Africa – 2.8%
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		625,000	655,917
8.45%, 8/10/28		400,000	451,496
Republic of South Africa Government Bond,
10.50%, 12/21/26	ZAR	2,885,907	223,868
8.00%, 1/31/30	ZAR	25,900,000	1,681,337
7.00%, 2/28/31	ZAR	17,600,000	1,034,895
8.25%, 3/31/32	ZAR	19,100,000	1,189,208
8.87%, 2/28/35	ZAR	5,800,000	359,160
8.50%, 1/31/37	ZAR	18,689,788	1,089,608
			6,685,489

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
South Korea – 3.3%
Korea Monetary Stabilization Bond, 0.90%, 4/02/23	KRW	$4,110,000,000	$3,553,392
Korea Treasury Bond,
1.25%, 12/10/22	KRW	2,217,000,000	1,929,356
0.88%, 12/10/23	KRW	2,778,000,000	2,389,033
			7,871,781
Switzerland – 0.1%
Consolidated Energy Finance S.A., 6.50%, 5/15/26(b)		150,000	151,688
Tanzania, United Republic of – 0.1%
HTA Group Ltd., 7.00%, 12/18/25(b)		255,000	269,662
Thailand – 1.0%
Bangkok Bank PCL, (5Y US Treasury CMT + 4.73%), 5.00%, 9/23/25(b)(j)(k)		300,000	316,470
Thailand Government Bond,
2.88%, 12/17/28	THB	44,200,000	1,503,070
3.40%, 6/17/36	THB	13,400,000	479,661
			2,299,201
Turkey – 1.1%
Akbank T.A.S., (5Y USD Swap Rate + 6.02%), 6.80%, 6/22/31(b)(k)		400,000	401,064
Turkey Government Bond,
12.60%, 10/01/25	TRY	1,100,000	112,662
10.50%, 8/11/27	TRY	1,250,000	112,301
11.70%, 11/13/30	TRY	1,100,000	100,522
Turkey Government International Bond,
4.75%, 1/26/26		200,000	197,516
4.88%, 10/09/26		305,000	300,425
6.12%, 10/24/28		200,000	205,384
5.25%, 3/13/30		818,000	783,709
5.87%, 6/26/31		370,000	361,893
			2,575,476
Ukraine – 1.1%
Metinvest B.V., 7.75%, 10/17/29		400,000	440,028
Ukraine Government International Bond,
15.84%, 2/26/25	UAH	6,697,000	275,974
7.75%, 9/01/27		405,000	444,433
7.38%, 9/25/32		400,000	415,988
7.25%, 3/15/33		480,000	494,990
1.26%, 5/31/40(n)		391,000	456,686
			2,528,099
		Par(a)	Value
United Arab Emirates – 0.9%
Abu Dhabi Government International Bond, 1.70%, 3/02/31		$400,000	$389,547
DP World Salaam, (5Y US Treasury CMT + 5.75%), 6.00%, 10/01/25(j)(k)		200,000	218,789
Galaxy Pipeline Assets Bidco Ltd.,
2.16%, 3/31/34(b)		400,000	396,052
2.62%, 3/31/36(b)		600,000	594,240
2.94%, 9/30/40(b)		425,000	428,057
			2,026,685
United Kingdom – 0.5%
Ardonagh Midco 2 PLC, (100% Cash), 11.50%, 1/15/27(b)(l)		226,387	244,427
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		200,000	210,250
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(b)		200,000	200,014
Virgin Media Finance PLC, 5.00%, 7/15/30(b)		235,000	239,112
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)		230,000	245,699
			1,139,502
Uruguay – 0.3%
Uruguay Government International Bond,
4.38%, 1/23/31		168,136	196,519
3.88%, 7/02/40	UYU	10,000,000	282,353
4.97%, 4/20/55		249,844	322,393
			801,265
Vietnam – 0.1%
Mong Duong Finance Holdings B.V., 5.13%, 5/07/29(b)		250,000	247,500
Zambia – 0.5%
First Quantum Minerals Ltd.,
7.25%, 4/01/23(b)		430,000	438,062
6.87%, 3/01/26(b)		800,000	834,880
			1,272,942
Total Foreign Issuer Bonds (Cost $138,952,371)			139,728,476

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value

Term Loans – 0.2%
Airlines – 0.1%
United Airlines, Inc., Class B Term Loan, (1M USD LIBOR + 3.75%, 0.75% Floor), 4.50%, 4/21/28(f)	$96,006	$96,043
Healthcare - Services – 0.1%
Herens Holdco S.a r.l., Facility B Loan, (3M USD LIBOR + 4.00%, 0.75% Floor), 4.75%, 6/29/28(f)	98,000	97,898
Lodging – 0.0%(h)
Hilton Grand Vacations Borrower LLC, Term Loan, 5/19/28(o)	86,089	85,744
Pharmaceuticals – 0.0%(h)
Jazz Pharmaceuticals PLC, Initial Dollar Term Loan, 5/05/28(o)	74,000	74,070
Total Term Loans (Cost $351,869)		353,755

U.S. Government Obligations – 0.3%
U.S. Treasury Notes – 0.3%
0.13%, 3/31/23	785,000	784,663
Total U.S. Government Obligations (Cost $784,417)		784,663

	Number of Shares
Warrants – 0.0%(h)
Engineering & Construction – 0.0%(h)
Mcdermott International Ltd., Class A (p)*	3,868	232
Mcdermott International Ltd., Class B (p)*	4,298	129
		361
Total Warrants (Cost $6,000)		361

Par(a)/Number of Shares
Short-Term Investments – 12.5%
Foreign Government Inflation-Linked Bonds – 0.4%
Argentina Treasury Bond, 1.20%, 3/18/22	ARS	44,170,525	741,387
		Par(a)/Number of Shares	Value
Foreign Government Inflation-Linked Bonds (Continued)
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 9/13/21(i)	ARS	4,617,607	$64,732
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 2/28/22(i)		4,951,530	60,355
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 4/18/22(i)		2,971,400	34,596
Letras de la Nacion Argentina con Ajuste por CER, 0.00%, 6/30/22(i)		756,328	7,942
			909,012
Foreign Issuer Bonds – 3.9%
China Evergrande Group, 8.25%, 3/23/22		200,000	109,502
Egypt Treasury Bill, 12.20%, 10/26/21(q)	EGP	21,000,000	1,300,836
Egypt Treasury Bill, 11.43%, 12/07/21(q)		4,400,000	268,620
Indonesia Treasury Bond, 7.00%, 5/15/22	IDR	25,056,000,000	1,785,321
Japan Treasury Discount Bill, (0.12%), 11/22/21(q)	JPY	111,100,000	1,013,061
Japan Treasury Discount Bill, (0.12%), 12/20/21(q)		89,850,000	819,377
Korea Monetary Stabilization Bond, 1.28%, 2/02/22	KRW	620,000,000	540,342
Mexican Bonos, 6.50%, 6/09/22	MXN	6,040,000	306,080
Monetary Authority of Singapore Bill, 0.31%, 8/13/21(q)	SGD	130,000	95,937
Monetary Authority of Singapore Bill, 0.29%, 8/20/21(q)		850,000	627,254
Monetary Authority of Singapore Bill, 0.29%, 10/15/21(q)		900,000	663,901
Republic of Ghana Government Bonds, 18.75%, 1/24/22	GHS	100,000	17,015
Republic of Ghana Government Bonds, 18.25%, 7/25/22		1,736,000	294,602
Republic of Poland Government Bond, 2.25%, 4/25/22	PLN	2,827,000	745,903
Singapore Treasury Bill, 0.30%, 8/24/21(q)	SGD	810,000	597,720
			9,185,471

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)/Number of Shares	Value
Money Market Fund – 3.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(r)	9,171,869	$9,171,869
U.S. Government Agencies – 2.2%(s)
Federal Home Loan Bank Discount Notes, 0.00%, 8/02/21(i)	5,215,000	5,215,000
U.S. Treasury Bills – 2.1%
U.S. Treasury Bill, 0.01%, 8/03/21(q)	2,530,000	2,529,998
U.S. Treasury Bill, 0.02%, 9/02/21(q)	2,460,000	2,459,905
		4,989,903
Total Short-Term Investments (Cost $29,918,827)		29,471,255
Total Investments – 99.2% (Cost $229,993,779)		233,468,041
Other Assets less Liabilities – 0.8%(t)		1,989,898
NET ASSETS – 100.0%		$235,457,939
Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2021 is disclosed.
(d)	Restricted security that has been deemed illiquid. At July 31, 2021, the value of these restricted illiquid securities amounted to $809,870 or 0.34% of net assets. Additional information on these restricted illiquid securities is as follows:
Security	Acquisition Date	Acquisition Cost
2020 Cash Mandatory Exchangeable Trust	5/06/21	$ 305,140
AIG CLO Ltd., 7/20/34	7/20/21	250,000
Security	Acquisition Date	Acquisition Cost
Pikes Peak CLO 4, 7/15/34	7/09/21	$247,500

(e)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2021.
(f)	Variable rate security. Rate as of July 31, 2021 is disclosed.
(g)	Step coupon bond. Rate as of July 31, 2021 is disclosed.
(h)	Amount rounds to less than 0.05%.
(i)	Zero coupon bond.
(j)	Perpetual bond. Maturity date represents next call date.
(k)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2021 is disclosed.
(l)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(m)	Issuer has defaulted on terms of debt obligation.
(n)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(o)	Position is unsettled. Contract rate was not determined at July 31, 2021 and does not take effect until settlement date.
(p)	Investment is valued using significant unobservable inputs (Level 3) (See table below).
(q)	Discount rate at the time of purchase.
(r)	7-day current yield as of July 31, 2021 is disclosed.
(s)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(t)	Includes appreciation/ (depreciation) on forward foreign currency exchange contracts and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
5Y	5 Year
10Y	10 Year
ARS	Argentine Peso
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CP	Commercial Paper
CVR	Contingent Value Rights
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GHC	Ghanaian Cedi
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstan Tenge
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Kroner
PCL	Public Company Limited
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
RON	Romania New Leu
RSD	Serbia Dinar
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UAH	Ukraine Hryvna
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South African Rand
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Concentration by Currency (%)(a)
U.S. Dollar	55.1
All other currencies less than 5%	44.9
Total	100.0
(a) Percentages shown are based on Net Assets.
Sector Diversification (%)(a)
Foreign Issuer Bonds	59.4
Corporate Bonds	21.6
Short-Term Investments	12.5
All other sectors less than 5%	6.5
Total	100.0
(a)Percentages shown are based on Net Assets.

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2021:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

08/03/21	Canadian Dollars	2,147,000	Euro	1,381,685	Deutsche Bank	$81,777
08/24/21	U.S. Dollars	1,106,397	Australian Dollars	1,422,000	JPMorgan Chase	62,726
03/29/22	Turkish Lira	7,358,400	U.S. Dollars	730,000	Barclays	41,904
08/24/21	U.S. Dollars	1,133,083	South African Rand	16,124,569	Barclays	35,938
08/10/21	Japanese Yen	186,879,838	Euro	1,420,000	Deutsche Bank	18,794
10/01/21	U.S. Dollars	355,215	Brazilian Reals	1,773,671	BNP	17,534
10/13/21	U.S. Dollars	853,996	Australian Dollars	1,140,007	JPMorgan Chase	17,108
10/04/21	U.S. Dollars	848,000	South African Rand	12,296,000	Barclays	15,831
10/22/21	U.S. Dollars	676,838	Euro	560,000	Citibank	11,425
10/26/21	U.S. Dollars	676,726	Euro	560,000	Citibank	11,261
11/02/21	Canadian Dollars	243,000	Euro	155,588	Bank of America	9,841
08/05/21	Mexican Pesos	24,841,839	U.S. Dollars	1,238,593	HSBC	8,499
09/24/21	Russian Rubles	33,790,500	U.S. Dollars	450,000	Bank of America	7,714
10/15/21	Chinese Offshore Yuan	2,346,260	U.S. Dollars	352,988	HSBC	7,617
12/21/21	New Zealand Dollars	1,370,000	U.S. Dollars	946,283	JPMorgan Chase	6,970
10/21/21	U.S. Dollars	672,074	Euro	559,950	Citibank	6,733
09/07/21	U.S. Dollars	200,000	Colombian Pesos	752,064,000	Goldman Sachs	6,477
10/01/21	U.S. Dollars	175,000	Brazilian Reals	887,600	Bank of America	6,014
10/06/21	U.S. Dollars	192,000	Chilean Pesos	142,176,000	Citibank	5,030
08/23/21	Mexican Pesos	13,100,000	U.S. Dollars	651,545	Citibank	4,477
09/15/21	Norwegian Krone	1,379,700	Euro	128,151	Deutsche Bank	4,024
09/24/21	Russian Rubles	41,927,760	U.S. Dollars	564,000	Goldman Sachs	3,939
10/13/21	Japanese Yen	93,680,000	U.S. Dollars	850,848	JPMorgan Chase	3,596
08/03/21	Euro	1,453,622	Canadian Dollars	2,147,000	Deutsche Bank	3,564
08/03/21	Indonesian Rupiahs	4,244,150,000	U.S. Dollars	290,000	Barclays	3,415
10/04/21	U.S. Dollars	615,609	South African Rand	9,047,488	JPMorgan Chase	3,293
09/21/21	U.S. Dollars	138,611	Hungarian Forint	41,174,320	Barclays	2,600
09/15/21	U.S. Dollars	139,152	Polish Zloty	528,709	Barclays	1,893
10/01/21	Japanese Yen	13,926,503	Euro	105,700	JPMorgan Chase	1,464
09/29/21	Japanese Yen	9,797,001	Euro	74,001	Citibank	1,456
01/12/22	Chinese Offshore Yuan	4,666,920	U.S. Dollars	710,987	Citibank	1,111
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2021: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
10/21/21	Euro	254,000	U.S. Dollars	300,727	Citibank	$1,080
09/15/21	Swedish Krona	1,149,700	Euro	111,719	Deutsche Bank	955
08/04/21	Canadian Dollars	250,000	Euro	168,169	Citibank	877
11/01/21	U.S. Dollars	421,940	Mexican Pesos	8,494,500	Citibank	809
10/01/21	U.S. Dollars	423,750	Mexican Pesos	8,494,500	Citibank	719
10/06/21	U.S. Dollars	34,000	Chilean Pesos	25,347,000	JPMorgan Chase	667
10/18/21	Indian Rupees	14,547,990	U.S. Dollars	193,218	HSBC	611
08/04/21	Euro	169,154	Canadian Dollars	250,000	Citibank	291
09/22/21	U.S. Dollars	439,550	Euro	370,000	JPMorgan Chase	162
01/24/22	Singapore Dollars	80,000	U.S. Dollars	58,889	Morgan Stanley	144
01/27/22	Indian Rupees	519,600	U.S. Dollars	6,731	JPMorgan Chase	111
10/13/21	U.S. Dollars	112,683	Euro	94,783	Deutsche Bank	78
11/10/21	Indian Rupees	378,700	U.S. Dollars	4,972	Citibank	61
08/03/21	U.S. Dollars	293,469	Indonesian Rupiahs	4,244,150,000	Barclays	54
08/03/21	U.S. Dollars	278,664	Indonesian Rupiahs	4,030,040,000	Bank of America	51
09/07/21	Indian Rupees	521,000	U.S. Dollars	6,926	JPMorgan Chase	48
09/08/21	Indian Rupees	506,200	U.S. Dollars	6,732	Citibank	44
10/12/21	Indian Rupees	610,800	U.S. Dollars	8,130	HSBC	13
09/08/21	Indian Rupees	674,000	U.S. Dollars	9,019	JPMorgan Chase	3
Total Unrealized Appreciation						$420,803

10/01/21	U.S. Dollars	67,568	Brazilian Reals	355,000	BNP	$(19)
08/03/21	Indonesian Rupiahs	2,692,949,690	U.S. Dollars	186,209	JPMorgan Chase	(34)
09/09/21	Indian Rupees	610,300	U.S. Dollars	8,235	Citibank	(66)
11/22/21	Chinese Offshore Yuan	1,630,160	U.S. Dollars	249,877	JPMorgan Chase	(67)
08/03/21	Indonesian Rupiahs	5,581,240,310	U.S. Dollars	385,925	Citibank	(71)
09/13/21	Indian Rupees	612,480	U.S. Dollars	8,294	HSBC	(101)
10/06/21	Chilean Pesos	167,523,000	U.S. Dollars	220,483	BNP	(180)
10/15/21	Chinese Offshore Yuan	1,980,000	U.S. Dollars	304,498	HSBC	(184)
11/17/21	Swedish Krona	451,000	Euro	44,292	Deutsche Bank	(223)
10/13/21	Swedish Krona	757,000	Euro	74,261	Deutsche Bank	(236)
08/05/21	Mexican Pesos	19,938,161	U.S. Dollars	1,001,168	HSBC	(247)
02/03/22	Canadian Dollars	250,000	Euro	168,516	Citibank	(345)
01/24/22	Korean Won	147,400,000	U.S. Dollars	128,018	JPMorgan Chase	(459)
09/24/21	Russian Rubles	10,373,370	U.S. Dollars	141,000	JPMorgan Chase	(486)
01/19/22	Korean Won	150,400,000	U.S. Dollars	130,942	JPMorgan Chase	(781)
01/21/22	Korean Won	149,300,000	U.S. Dollars	129,996	Citibank	(789)
09/29/21	Chilean Pesos	17,430,000	U.S. Dollars	23,760	Goldman Sachs	(831)
08/09/21	Chilean Pesos	20,750,000	U.S. Dollars	28,178	Goldman Sachs	(844)
09/15/21	Polish Zloty	543,576	U.S. Dollars	142,000	JPMorgan Chase	(881)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2021: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
09/16/21	Swedish Krona	1,514,000	Euro	148,969	Deutsche Bank	$(941)
10/14/21	Chilean Pesos	35,250,000	U.S. Dollars	47,312	Goldman Sachs	(973)
09/15/21	Indian Rupees	5,126,142	U.S. Dollars	69,535	HSBC	(978)
10/21/21	Singapore Dollars	100,000	U.S. Dollars	74,915	Morgan Stanley	(1,120)
10/26/21	Singapore Dollars	90,000	U.S. Dollars	67,746	Citibank	(1,330)
08/03/21	Indonesian Rupiahs	4,030,040,000	U.S. Dollars	280,000	Bank of America	(1,387)
09/21/21	Hungarian Forint	42,415,400	U.S. Dollars	142,000	Bank of America	(1,890)
06/15/22	Swedish Krona	1,148,300	Euro	113,564	Deutsche Bank	(1,895)
08/04/21	Swedish Krona	4,300,000	Euro	422,690	JPMorgan Chase	(1,927)
10/19/21	Swedish Krona	2,395,500	Euro	236,008	Deutsche Bank	(1,969)
08/09/21	Swedish Krona	2,000,000	Euro	197,558	Deutsche Bank	(2,046)
10/18/21	Swedish Krona	2,395,500	Euro	236,080	Deutsche Bank	(2,051)
09/15/21	Indian Rupees	9,795,663	U.S. Dollars	133,059	Citibank	(2,052)
09/24/21	Chilean Pesos	67,360,000	U.S. Dollars	90,755	JPMorgan Chase	(2,134)
10/04/21	Chilean Pesos	58,230,000	U.S. Dollars	78,957	JPMorgan Chase	(2,374)
08/03/21	U.S. Dollars	183,694	Indonesian Rupiahs	2,692,949,690	JPMorgan Chase	(2,481)
12/23/21	Chilean Pesos	70,100,000	U.S. Dollars	94,743	Goldman Sachs	(2,863)
12/10/21	Chinese Offshore Yuan	1,855,840	U.S. Dollars	287,051	JPMorgan Chase	(3,088)
01/27/22	Norwegian Krone	4,350,000	Euro	415,996	Deutsche Bank	(3,520)
12/15/21	Chinese Offshore Yuan	2,361,620	U.S. Dollars	364,960	HSBC	(3,761)
02/03/22	Canadian Dollars	2,147,000	Euro	1,447,936	Deutsche Bank	(3,821)
09/15/21	Polish Zloty	948,162	U.S. Dollars	250,000	Citibank	(3,846)
09/20/21	Norwegian Krone	1,870,000	Euro	181,944	JPMorgan Chase	(4,368)
08/03/21	U.S. Dollars	381,454	Indonesian Rupiahs	5,581,240,310	Citibank	(4,400)
08/06/21	Czech Koruna	5,944,415	U.S. Dollars	281,000	Goldman Sachs	(4,523)
09/10/21	Chinese Offshore Yuan	3,128,380	U.S. Dollars	487,040	Bank of America	(4,825)
09/01/21	Chilean Pesos	84,930,830	U.S. Dollars	116,641	Goldman Sachs	(4,839)
09/13/21	Chinese Offshore Yuan	3,750,760	U.S. Dollars	583,050	Bank of America	(5,070)
12/13/21	Chinese Offshore Yuan	3,265,040	U.S. Dollars	504,835	JPMorgan Chase	(5,377)
12/16/21	Swedish Krona	4,439,100	Euro	438,742	Deutsche Bank	(5,725)
08/24/21	Japanese Yen	43,943,404	Euro	342,449	Citibank	(5,792)
08/17/21	Chilean Pesos	60,450,576	U.S. Dollars	85,447	Goldman Sachs	(5,834)
08/16/21	Chilean Pesos	63,150,397	U.S. Dollars	89,430	Goldman Sachs	(6,258)
06/20/22	Norwegian Krone	1,858,000	Euro	181,203	Deutsche Bank	(6,771)
09/15/21	Chilean Pesos	111,012,759	U.S. Dollars	152,975	Goldman Sachs	(6,890)
09/10/21	Chinese Offshore Yuan	4,835,840	U.S. Dollars	752,791	Citibank	(7,385)
09/30/21	Chilean Pesos	100,000,000	U.S. Dollars	139,722	JPMorgan Chase	(8,181)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2021: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
08/06/21	Chilean Pesos	115,439,028	U.S. Dollars	160,603	Goldman Sachs	$(8,516)
06/16/22	Norwegian Krone	2,104,600	Euro	206,684	Deutsche Bank	(9,341)
12/13/21	Swedish Krona	6,148,000	Euro	609,685	Deutsche Bank	(10,329)
08/17/21	Chilean Pesos	121,300,000	U.S. Dollars	170,184	JPMorgan Chase	(10,432)
08/24/21	Japanese Yen	120,258,000	U.S. Dollars	1,107,390	JPMorgan Chase	(10,996)
10/13/21	Norwegian Krone	9,512,600	Euro	920,120	JPMorgan Chase	(16,377)
08/24/21	South African Rand	16,124,569	U.S. Dollars	1,123,079	JPMorgan Chase	(25,935)
09/07/21	Colombian Pesos	2,895,609,010	U.S. Dollars	772,059	BNP	(26,953)
09/14/21	Thai Baht	69,224,410	U.S. Dollars	2,151,497	Barclays	(45,843)
08/04/21	Norwegian Krone	8,350,000	Euro	837,894	JPMorgan Chase	(48,886)
08/05/21	U.S. Dollars	2,178,524	Mexican Pesos	44,780,000	HSBC	(69,488)
08/23/21	U.S. Dollars	1,689,162	Mexican Pesos	35,523,000	Citibank	(89,761)
Total Unrealized Depreciation						$(514,386)
Net Unrealized Depreciation						$(93,583)

Credit Default Swap Contracts outstanding - Buy Protection at July 31, 2021: Over the Counter

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	6/20/2026	Barclays	USD	650,000	$34,926	$47,131	$(12,205)
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	6/20/2026	Bank of America	USD	300,000	10,228	15,787	(5,559)
Republic of Chile, 3.24%, Due: 02/06/2028 (Pay Quarterly)	1.00%	6/20/2026	Morgan Stanley	USD	600,000	(9,167)	(11,837)	2,670
Republic of Peru, 8.75%, Due: 11/21/33 (Pay Quarterly)	1.00%	6/20/2026	Barclays	USD	145,000	161	257	(96)
Republic of Peru, 8.75%, Due: 11/21/33 (Pay Quarterly)	1.00%	6/20/2026	Bank of America	USD	145,000	161	343	(182)
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	6/20/2026	Barclays	USD	900,000	(2,644)	6,989	(9,633)
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	6/20/2026	Goldman Sachs	USD	300,000	(881)	2,274	(3,155)
Total						$32,784	$60,944	$(28,160)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$3,524,726	$—	$3,524,726
Common Stocks	1,649,403	—	—	1,649,403
Convertible Bonds	—	4,526,205	—	4,526,205
Convertible Preferred Stocks	803,691	313,360	—	1,117,051
Corporate Bonds	—	50,917,950	—	50,917,950
Foreign Government Inflation-Linked Bonds	—	1,394,196	—	1,394,196
Foreign Issuer Bonds	—	139,728,476	—	139,728,476
Term Loans	—	353,755	—	353,755
U.S. Government Obligations	—	784,663	—	784,663
Warrants	—	—	361	361
Short-Term Investments	9,171,869	20,299,386	—	29,471,255
Total Investments	$11,624,963	$221,842,717	$361	$233,468,041

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$420,803	$—	$420,803
Swap Agreements at Fair Value	—	45,476	—	45,476
Total Assets - Derivative Financial Instruments	$—	$466,279	$—	$466,279
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(514,386)	$—	$(514,386)
Swap Agreements at Fair Value	—	(12,692)	—	(12,692)
Total Liabilities - Derivative Financial Instruments	$—	$(527,078)	$—	$(527,078)
Net Derivative Financial Instruments	$—	$(60,799)	$—	$(60,799)
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of July 31, 2021:
Financial Assets	Fair Value at 7/31/21	Valuation Technique(s)	Unobservable Inputs	Price/Range
Warrants	$361	Pricing Model	Quotes/Prices	$0.03 - $0.06
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments
Morningstar Unconstrained Allocation Fund
	Par(a)	Value
Asset-Backed Securities – 0.0%(b)
Commercial Mortgage-Backed Securities – 0.0%(b)
Benchmark Mortgage Trust, Series 2020-B17, Class A2, 2.21%, 3/15/53	$45,000	$46,745
Whole Loan – 0.0%(b)
STACR Trust, Series 2018-HRP1, Class M2, (1M USD LIBOR + 1.65%), 1.74%, 4/25/43(c)(d)	33,700	33,768
Total Asset-Backed Securities (Cost $78,913)		80,513

	Number of Shares
Common Stocks – 33.4%
Advertising – 0.9%
Omnicom Group, Inc.	24,327	1,771,492
WPP PLC (United Kingdom)	13,654	176,588
		1,948,080
Aerospace/Defense – 0.1%
BAE Systems PLC (United Kingdom)	34,152	273,815
Agriculture – 0.2%
British American Tobacco PLC (United Kingdom)	11,475	426,783
Apparel – 0.4%
Tapestry, Inc.*	18,402	778,405
Banks – 2.9%
ABN AMRO Bank N.V. - CVA (Netherlands)(c)*	5,235	61,022
Banco Bilbao Vizcaya Argentaria S.A. (Spain)*	26,224	167,872
Banco del Bajio S.A. (Mexico)(c)	76,731	136,993
Banco Santander S.A. (Spain)*	66,218	242,567
Barclays PLC (United Kingdom)	172,129	416,394
BNP Paribas S.A. (France)	5,495	335,081
CaixaBank S.A. (Spain)	20,489	60,850
Credit Suisse Group A.G. (Switzerland)(e)	6,333	63,579
DNB Bank ASA (Norway)	3,042	62,339
Erste Group Bank A.G. (Austria)	2,474	95,869
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	114,075	737,988
	Number of Shares	Value
Banks (Continued)
Grupo Financiero Inbursa S.A.B. de C.V., Class O (Mexico)*	90,585	$87,235
HSBC Holdings PLC (United Kingdom)	208,793	1,152,577
ING Groep N.V. (Netherlands)	22,304	286,176
Intesa Sanpaolo S.p.A. (Italy)	46,120	127,409
KBC Group N.V. (Belgium)	830	66,834
Lloyds Banking Group PLC (United Kingdom)	739,547	467,591
Natwest Group PLC (United Kingdom)	91,777	257,592
Nordea Bank Abp (Finland)	11,887	139,202
Regional S.A.B. de C.V. (Mexico)	23,395	145,133
Skandinaviska Enskilda Banken AB Class A (Sweden)	7,770	105,089
Standard Chartered PLC (United Kingdom)	43,419	260,288
Svenska Handelsbanken AB, Class A (Sweden)	8,962	100,996
Swedbank AB, Class A (Sweden)	7,328	142,703
UBS Group A.G. (Switzerland)(e)	16,656	274,421
UniCredit S.p.A. (Italy)	7,998	95,667
		6,089,467
Beverages – 1.0%
Arca Continental S.A.B. de C.V. (Mexico)	15,114	92,242
Becle S.A.B. de C.V. (Mexico)*	67,719	168,666
Coca-Cola Femsa S.A.B. de C.V. (Mexico)	34,155	193,027
Diageo PLC (United Kingdom)	9,298	461,053
Fomento Economico Mexicano S.A.B. de C.V. (Mexico)	133,356	1,162,379
		2,077,367
Building Materials – 0.1%
Cemex S.A.B. de C.V., Series CPO (Mexico)*	273,757	222,787
Chemicals – 0.1%
Orbia Advance Corp. S.A.B. de C.V. (Mexico)	67,297	183,403
Commercial Services – 4.1%
Atlantia S.p.A. (Italy)*	41,234	747,922

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Commercial Services (Continued)
Bureau Veritas S.A. (France)	24,429	$806,738
Experian PLC (United Kingdom)	5,016	220,834
H&R Block, Inc.	97,571	2,395,368
Nielsen Holdings PLC	94,760	2,244,864
Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	11,389	86,014
RELX PLC (United Kingdom)	11,911	350,115
Rentokil Initial PLC (United Kingdom)	18,587	146,419
Secom Co. Ltd. (Japan)	13,969	1,057,322
Transurban Group (Australia)	63,120	665,777
		8,721,373
Computers – 0.6%
Cognizant Technology Solutions Corp., Class A	16,752	1,231,775
Cosmetics/Personal Care – 0.4%
Unilever PLC (United Kingdom)	13,849	797,031
Distribution/Wholesale – 0.1%
Bunzl PLC (United Kingdom)	3,935	145,781
Ferguson PLC	934	130,936
		276,717
Diversified Financial Services – 0.5%
Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	42,194	86,566
Deutsche Boerse A.G. (Germany)	995	166,030
Julius Baer Group Ltd. (Switzerland)	1,494	98,607
London Stock Exchange Group PLC (United Kingdom)	3,853	401,757
St James's Place PLC (United Kingdom)	12,794	281,877
		1,034,837
Electric – 2.1%
Consolidated Edison, Inc.	9,499	700,741
National Grid PLC (United Kingdom)	194,212	2,483,217
SSE PLC (United Kingdom)	5,899	118,272
Terna Rete Elettrica Nazionale S.p.A. (Italy)	153,701	1,219,833
		4,522,063
Engineering & Construction – 1.4%
Ferrovial S.A. (Spain)	51,939	1,541,300
	Number of Shares	Value
Engineering & Construction (Continued)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	33,807	$205,971
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)*	24,272	277,650
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)*	14,309	258,905
Vinci S.A. (France)	7,086	750,227
		3,034,053
Entertainment – 0.8%
Entain PLC (United Kingdom)*	5,078	128,048
International Game Technology PLC*	81,794	1,533,638
		1,661,686
Environmental Control – 0.3%
Stericycle, Inc.*	10,689	754,109
Food – 0.4%
Associated British Foods PLC (United Kingdom)	3,985	110,810
Gruma S.A.B. de C.V., Class B (Mexico)	16,203	174,693
Grupo Bimbo S.A.B. de C.V., Class A (Mexico)	120,562	276,903
Tesco PLC (United Kingdom)	80,487	260,569
		822,975
Food Service – 0.1%
Compass Group PLC (United Kingdom)*	11,413	241,155
Gas – 0.6%
Snam S.p.A. (Italy)	196,971	1,191,445
Healthcare - Products – 1.2%
Henry Schein, Inc.*	8,569	686,805
Medtronic PLC	8,193	1,075,823
Smith & Nephew PLC (United Kingdom)	35,579	726,053
		2,488,681
Healthcare - Services – 1.3%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	22,644	1,784,829
MEDNAX, Inc.*	33,512	975,869
		2,760,698

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Home Builders – 0.1%
Berkeley Group Holdings (The) PLC, Class B (United Kingdom)	1,991	$134,050
Household Products/Wares – 0.2%
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	100,860	163,555
Reckitt Benckiser Group PLC (United Kingdom)	4,195	320,916
		484,471
Insurance – 1.3%
Allianz S.E. (Germany)(e)	1,776	441,449
Assicurazioni Generali S.p.A. (Italy)	3,244	64,679
Aviva PLC (United Kingdom)	44,606	239,563
AXA S.A. (France)	9,796	253,687
Direct Line Insurance Group PLC (United Kingdom)	46,903	193,884
Hannover Rueck S.E. (Germany)	378	63,536
Legal & General Group PLC (United Kingdom)	66,972	242,604
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Germany)(e)	577	155,689
Prudential PLC (United Kingdom)	26,532	498,240
Sampo OYJ, Class A (Finland)	1,410	67,861
Swiss Life Holding A.G. (Switzerland)(e)	195	100,582
Swiss Re A.G.	1,408	127,650
Tryg A/S (Denmark)	2,710	66,977
Zurich Insurance Group A.G. (Switzerland)	642	258,838
		2,775,239
Investment Management Companies – 0.1%
Investor AB, Class B (Sweden)	7,183	177,883
Kinnevik AB, Class B (Sweden)*	1,747	76,162
		254,045
Lodging – 0.1%
InterContinental Hotels Group PLC (United Kingdom)*	1,810	119,539
	Number of Shares	Value
Media – 0.2%
Grupo Televisa S.A.B., Series CPO (Mexico)	101,598	$275,249
Informa PLC (United Kingdom)*	17,013	116,902
		392,151
Mining – 1.0%
Anglo American PLC (South Africa)	6,251	277,007
BHP Group PLC (Australia)	17,402	563,413
Glencore PLC (Australia)*	43,820	196,802
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	77,332	354,217
Industrias Penoles S.A.B. de C.V. (Mexico)*	12,752	178,767
Rio Tinto PLC (Australia)	6,923	588,042
		2,158,248
Miscellaneous Manufacturing – 0.1%
Smiths Group PLC (United Kingdom)	5,694	123,027
Oil & Gas – 3.6%
BP PLC (United Kingdom)	324,502	1,302,559
Canadian Natural Resources Ltd. (Canada)	4,869	160,674
China Petroleum & Chemical Corp., Class H (China)	672,250	307,400
Ecopetrol S.A. ADR (Colombia)	9,677	130,736
Eni S.p.A. (Italy)	22,396	264,847
Equinor ASA (Norway)	16,194	315,446
Galp Energia SGPS S.A. (Portugal)	12,999	126,763
Gazprom PJSC ADR (Russia)	62,428	486,938
Imperial Oil Ltd. (Canada)	4,690	128,490
LUKOIL PJSC ADR (Russia)	3,667	314,210
Neste OYJ (Finland)	3,448	211,952
OMV A.G. (Austria)	2,363	127,587
Petroleo Brasileiro S.A. ADR (Brazil)	23,894	254,949
Repsol S.A. (Spain)	11,750	128,697
Rosneft Oil Co. PJSC GDR (Russia)(e)	55,617	409,198
Royal Dutch Shell PLC, Class B (Netherlands)	97,731	1,931,084
Suncor Energy, Inc. (Canada)	6,091	119,906
TotalEnergies S.E. (France)	21,211	924,942
Woodside Petroleum Ltd. (Australia)	7,639	122,713
		7,769,091

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
Pharmaceuticals – 2.8%
AstraZeneca PLC (United Kingdom)	6,613	$759,899
CVS Health Corp.	27,425	2,258,723
Genomma Lab Internacional S.A.B. de C.V., Class B (Mexico)*	127,155	123,154
GlaxoSmithKline PLC (United Kingdom)	29,032	573,203
McKesson Corp.	11,536	2,351,383
		6,066,362
Real Estate – 0.0%(b)
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	45,373	89,099
Real Estate Investment Trusts – 0.2%
Fibra Uno Administracion S.A. de C.V. (Mexico)	166,608	181,286
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	57,451	90,941
Prologis Property Mexico S.A. de C.V. (Mexico)	40,507	89,067
		361,294
Retail – 1.2%
Alsea S.A.B. de C.V. (Mexico)*	72,487	146,239
Dollar Tree, Inc.*	11,618	1,159,360
Kingfisher PLC (United Kingdom)	26,493	136,079
La Comer S.A.B. de C.V. (Mexico)	43,683	87,558
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	292,887	964,900
		2,494,136
Telecommunications – 2.3%
America Movil S.A.B. de C.V., Series L (Mexico)	2,184,393	1,827,071
BT Group PLC (United Kingdom)*	46,264	111,438
Cisco Systems, Inc.	21,732	1,203,301
Megacable Holdings S.A.B. de C.V., Series CPO (Mexico)	50,323	177,213
SES S.A. (France)	172,612	1,330,732
Vodafone Group PLC (United Kingdom)	142,317	228,839
		4,878,594
Transportation – 0.0%(b)
Poste Italiane S.p.A. (Italy)(c)	4,614	61,055
	Number of Shares	Value
Water – 0.6%
Severn Trent PLC (United Kingdom)	3,664	$142,425
United Utilities Group PLC (United Kingdom)	82,060	1,221,831
		1,364,256
Total Common Stocks (Cost $64,137,077)		71,063,362

	Par(a)
Corporate Bonds – 1.7%
Aerospace/Defense – 0.3%
Boeing (The) Co.,
5.71%, 5/01/40	$70,000	90,955
5.80%, 5/01/50	195,000	265,977
3.95%, 8/01/59	115,000	119,085
5.93%, 5/01/60	110,000	152,181
		628,198
Auto Manufacturers – 0.3%
General Motors Co.,
6.80%, 10/01/27	85,000	108,180
6.25%, 10/02/43	125,000	174,149

General Motors Financial Co., Inc., (SOFR + 1.20%), 1.23%, 11/17/23(d)	380,000	386,660
		668,989
Insurance – 0.3%
Athene Global Funding, (SOFR + 0.70%), 0.74%, 5/24/24(c)(d)	500,000	502,398
Metropolitan Life Global Funding I, (SOFR + 0.57%), 0.62%, 1/13/23(c)(d)	150,000	150,966
		653,364
Machinery - Construction & Mining – 0.2%
Caterpillar Financial Services Corp., (SOFR + 0.15%), 0.19%, 11/17/22(d)	385,000	385,050
Oil & Gas – 0.6%
Apache Corp.,
4.75%, 4/15/43	195,000	200,363
4.25%, 1/15/44	60,000	58,788
5.35%, 7/01/49	60,000	63,243

Exxon Mobil Corp., 3.45%, 4/15/51	190,000	212,353
Hess Corp., 5.80%, 4/01/47	90,000	117,207

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
		Par(a)	Value
Oil & Gas (Continued)
Occidental Petroleum Corp.,
6.20%, 3/15/40		$30,000	$34,725
6.60%, 3/15/46		60,000	73,809
4.40%, 4/15/46		175,000	171,687
4.20%, 3/15/48		165,000	157,988
4.40%, 8/15/49		80,000	77,526
			1,167,689
Total Corporate Bonds (Cost $3,190,673)			3,503,290

Foreign Issuer Bonds – 6.0%
Australia – 0.4%
New South Wales Treasury Corp., 4.00%, 4/20/23	AUD	180,000	140,957
Queensland Treasury Corp., 4.25%, 7/21/23(c)	AUD	365,000	289,257
Western Australian Treasury Corp., 6.00%, 10/16/23	AUD	380,000	314,696
			744,910
Brazil – 0.4%
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/27	BRL	3,710,000	738,401
10.00%, 1/01/29	BRL	1,040,000	206,994
			945,395
Canada – 0.8%
Bank of Montreal, (SOFR + 0.68%), 0.72%, 3/10/23(d)		530,000	534,564
Bank of Nova Scotia (The), (SOFR + 0.55%), 0.60%, 9/15/23(d)		610,000	614,703
Canadian Imperial Bank of Commerce, (SOFR + 0.80%), 0.85%, 3/17/23(d)		440,000	444,391
			1,593,658
Colombia – 0.5%
Colombian TES,
6.25%, 11/26/25	COP	1,590,000,000	419,057
6.00%, 4/28/28	COP	2,640,000,000	659,008
			1,078,065
Indonesia – 0.5%
Indonesia Treasury Bond, 9.00%, 3/15/29	IDR	13,700,000,000	1,110,261
Malaysia – 0.1%
Malaysia Government Bond, 3.90%, 11/16/27	MYR	1,090,000	272,731
		Par(a)	Value
Mexico – 1.6%
Mexican Bonos,
8.50%, 5/31/29	MXN	$13,800,000	$763,960
8.50%, 11/18/38	MXN	14,700,000	808,397
7.75%, 11/13/42	MXN	18,800,000	961,804
8.00%, 11/07/47	MXN	6,000,000	313,417
Petroleos Mexicanos,
6.75%, 9/21/47		80,000	71,512
7.69%, 1/23/50		440,000	427,680
			3,346,770
Poland – 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	1,020,000	286,123
Russia – 0.1%
Russian Federal Bond - OFZ, 7.65%, 4/10/30	RUB	10,000,000	145,518
South Africa – 0.7%
Republic of South Africa Government Bond,
6.50%, 2/28/41	ZAR	13,500,000	613,351
8.75%, 2/28/48	ZAR	15,900,000	910,709
			1,524,060
South Korea – 0.8%
Korea Treasury Bond, 2.00%, 6/10/31	KRW	1,980,000,000	1,738,286
Total Foreign Issuer Bonds (Cost $12,679,896)			12,785,777

U.S. Government Obligations – 4.9%
U.S. Treasury Floating Rate Notes – 4.9%
(3M US Treasury MMY + 0.06%), 0.11%, 10/31/22(d)		3,167,000	3,168,524
(3M US Treasury MMY + 0.05%), 0.10%, 1/31/23(d)		7,320,000	7,323,278
			10,491,802
Total U.S. Government Obligations (Cost $10,488,324)			10,491,802

		Number of Shares
Investment Companies – 46.9%
Invesco KBW Bank ETF		101,944	6,412,278
iShares Core DAX UCITS ETF DE (Germany)*	EUR	42,173	6,600,658
iShares STOXX Europe 600 Telecommunications UCITS ETF DE (Germany)	EUR	179,709	4,608,947

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
	Number of Shares	Value
JPMorgan BetaBuilders Japan ETF	375,395	$21,093,445
Schwab Fundamental Emerging Markets Large Company Index ETF	474,547	14,839,085
Schwab U.S. TIPS ETF	99,042	6,327,793
Vanguard Consumer Staples ETF	35,673	6,617,341
Vanguard Long-Term Treasury ETF	158,142	14,354,549
Vanguard Small-Cap ETF	18,167	4,032,166
Vanguard Total Stock Market ETF	66,149	14,995,317
Total Investment Companies (Cost $81,797,134)		99,881,579

		Par(a)/Number of Shares
Short-Term Investments – 6.5%
Foreign Issuer Bonds – 0.7%
Australia Government Bond, 5.75%, 7/15/22	AUD	820,000	634,623
Malaysia Government Bond, 3.88%, 3/10/22	MYR	3,620,000	868,456
			1,503,079
	Par(a)/Number of Shares	Value
Money Market Fund – 4.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(f)	10,435,417	$10,435,417
U.S. Government Obligations – 0.9%
U.S. Treasury Floating Rate Notes, 0.20%, 1/31/22(d)	945,000	945,703
U.S. Treasury Floating Rate Notes, 0.16%, 4/30/22(d)	470,000	470,363
U.S. Treasury Floating Rate Notes, 0.11%, 7/31/22(d)	570,000	570,233
		1,986,299
Total Short-Term Investments (Cost $13,883,533)		13,924,795
Total Investments – 99.4% (Cost $186,255,550)		211,731,118
Other Assets less Liabilities – 0.6%(g)		1,316,332
NET ASSETS – 100.0%		$213,047,450

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Amount rounds to less than 0.05%.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(d)	Variable rate security. Rate as of July 31, 2021 is disclosed.
(e)	Security sold outside United States without registration under the Securities Act of 1933.
(f)	7-day current yield as of July 31, 2021 is disclosed.
(g)	Includes appreciation/ (depreciation) on futures and forward foreign currency exchange contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
CPO	Certificate of Ordinary Participation
DAX	Deutscher Aktienindex
ETF	Exchange-Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
IDR	Indonesian Rupiah
KRW	South Korean Won
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
LIBOR	London Interbank Offered Rate
MMY	Money Market Yield
MXN	Mexican Peso
MYR	Malaysian Ringgit
PJSC	Public Joint Stock Company
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TIPS	Treasury Inflation Protected Securities
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar
ZAR	South African Rand
Concentration by Currency (%)(a)
U.S. Dollar	59.9
Euro	11.8
British Pound	9.6
Mexican Peso	5.7
All other currencies less than 5%	13.0
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
United States	58.3
United Kingdom	7.9
Germany	6.5
Mexico	5.9
All other countries less than 5%	21.4
Total	100.0

(a) Percentages shown are based on Net Assets.

Futures Contracts outstanding at July 31, 2021: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Ultra U.S. Treasury Bond	(9)	9/21/2021	USD	1,795,781	$(123,458)

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2021:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

08/25/21	U.S. Dollars	1,378,281	Australian Dollars	1,770,000	JPMorgan Chase	$79,190
08/25/21	U.S. Dollars	1,661,792	Australian Dollars	2,170,000	National Australia Bank	69,120
08/17/21	U.S. Dollars	1,461,836	South African Rand	21,100,000	HSBC	24,851
10/26/21	Euro	2,190,000	U.S. Dollars	2,588,690	Barclays	13,755
08/26/21	Russian Rubles	49,000,000	U.S. Dollars	654,818	Citibank	13,345
08/12/21	Russian Rubles	37,000,000	U.S. Dollars	492,185	Citibank	13,058
11/10/21	Hungarian Forints	140,000,000	U.S. Dollars	456,290	HSBC	5,565
10/21/21	Polish Zloty	5,050,000	U.S. Dollars	1,305,753	JPMorgan Chase	5,417
10/27/21	Polish Zloty	2,370,000	U.S. Dollars	610,125	Citibank	5,225
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2021: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
09/14/21	U.S. Dollars	1,617,886	Swiss Francs	1,460,000	JPMorgan Chase	$4,225
10/20/21	Brazilian Reals	2,520,000	U.S. Dollars	475,006	HSBC	3,420
08/25/21	U.S. Dollars	46,256	Australian Dollars	60,000	HSBC	2,219
11/01/21	U.S. Dollars	651,240	South Korean Won	750,000,000	Citibank	1,660
Total Unrealized Appreciation						$241,050

11/01/21	U.S. Dollars	173,190	South Korean Won	200,000,000	Citibank	$(31)
10/29/21	Colombian Pesos	675,000,000	U.S. Dollars	173,491	JPMorgan Chase	(260)
10/07/21	Thai Baht	2,900,000	U.S. Dollars	88,957	HSBC	(753)
11/01/21	U.S. Dollars	855,476	South Korean Won	990,000,000	Citibank	(1,969)
10/13/21	Polish Zloty	3,190,000	U.S. Dollars	830,762	Citibank	(2,533)
08/19/21	British Pounds	160,000	U.S. Dollars	225,644	HSBC	(3,234)
08/13/21	U.S. Dollars	134,662	Mexican Pesos	2,760,000	Citibank	(3,743)
08/13/21	Thai Baht	3,400,000	U.S. Dollars	108,852	HSBC	(5,415)
08/06/21	Thai Baht	3,600,000	U.S. Dollars	115,237	HSBC	(5,710)
08/10/21	Hungarian Forints	210,000,000	U.S. Dollars	700,409	HSBC	(6,111)
10/28/21	U.S. Dollars	1,040,993	Indonesian Rupiahs	15,300,000,000	JPMorgan Chase	(7,454)
08/06/21	Chilean Pesos	120,000,000	U.S. Dollars	168,018	HSBC	(9,921)
08/25/21	Australian Dollars	2,140,000	U.S. Dollars	1,583,579	Goldman Sachs	(12,926)
08/19/21	British Pounds	1,060,000	U.S. Dollars	1,502,693	Citibank	(29,226)
09/03/21	Chilean Pesos	390,000,000	U.S. Dollars	557,489	HSBC	(44,123)
10/08/21	Chilean Pesos	715,000,000	U.S. Dollars	987,937	HSBC	(47,752)
09/20/21	Chilean Pesos	990,000,000	U.S. Dollars	1,351,665	HSBC	(49,064)
Total Unrealized Depreciation						$(230,225)
Net Unrealized Appreciation						$10,825
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Unconstrained Allocation Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$80,513	$—	$80,513
Common Stocks	31,161,282	39,902,080	—	71,063,362
Corporate Bonds	—	3,503,290	—	3,503,290
Foreign Issuer Bonds	—	12,785,777	—	12,785,777
U.S. Government Obligations	—	10,491,802	—	10,491,802
Investment Companies	99,881,579	—	—	99,881,579
Short-Term Investments	10,435,417	3,489,378	—	13,924,795
Total Investments	$141,478,278	$70,252,840	$—	$211,731,118

Morningstar Unconstrained Allocation Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$241,050	$—	$241,050
Total Assets - Derivative Financial Instruments	$—	$241,050	$—	$241,050
Liabilities:
Futures Contracts	$(123,458)	$—	$—	$(123,458)
Forward Foreign Currency Exchange Contracts	—	(230,225)	—	(230,225)
Total Liabilities - Derivative Financial Instruments	$(123,458)	$(230,225)	$—	$(353,683)
Net Derivative Financial Instruments	$(123,458)	$10,825	$—	$(112,633)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par(a)	Value
Long Positions – 105.5%
Asset-Backed Securities – 10.2%
Automobile – 1.3%
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 4/15/27(b)	$860,000	$860,034
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	167,000	166,827
Drive Auto Receivables Trust,
Series 2017-3, Class D, 3.53%, 12/15/23(b)	122,182	123,123
Series 2019-1, Class D, 4.09%, 6/15/26	700,000	724,415
Series 2019-4, Class B, 2.23%, 1/16/24	248,092	248,548
Series 2020-1, Class A3, 2.02%, 11/15/23	28,587	28,611
Series 2020-2, Class A2A, 0.85%, 7/17/23	4,785	4,787
Series 2020-2, Class A3, 0.83%, 5/15/24	240,000	240,387

JPMorgan Chase Bank N.A., Series 2021-2, Class B, 0.89%, 12/26/28(b)	380,000	380,329
Santander Drive Auto Receivables Trust,
Series 2019-1, Class D, 3.65%, 4/15/25	700,000	718,899
Series 2019-3, Class B, 2.28%, 9/15/23	67,402	67,455
Series 2020-2, Class B, 0.96%, 11/15/24	110,000	110,475
Westlake Automobile Receivables Trust,
Series 2018-3A, Class C, 3.61%, 10/16/23(b)	17,338	17,359
Series 2019-1A, Class C, 3.45%, 3/15/24(b)	352,313	354,429
Series 2020-2A, Class B, 1.32%, 7/15/25(b)	260,000	262,114
		4,307,792
Other – 0.7%
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 7/15/30(b)	270,000	270,647
Conn's Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25(b)	76,227	76,295
	Par(a)	Value
Other (Continued)
Marlette Funding Trust, Series 2020-2A, Class A, 1.02%, 9/16/30(b)	$101,360	$101,427
Upstart Securitization Trust,
Series 2019-3, Class A, 2.68%, 1/21/30(b)	105,297	105,789
Series 2020-1, Class A, 2.32%, 4/22/30(b)	93,993	94,576
Series 2021-1, Class A, 0.87%, 3/20/31(b)	149,981	150,298
Series 2021-2, Class A, 0.91%, 6/20/31(b)	699,261	700,304
Series 2021-3, Class A, 0.83%, 7/20/31(b)	840,000	840,350
		2,339,686
Whole Loan – 8.2%
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, (1M USD LIBOR + 2.40%), 2.49%, 4/25/31(b)(c)	621,267	624,626
Series 2018-R07, Class 1M2C, (1M USD LIBOR + 2.40%), 2.49%, 4/25/31(b)(c)	717,331	719,577
Series 2019-R01, Class 2M2, (1M USD LIBOR + 2.45%), 2.54%, 7/25/31(b)(c)	40,270	40,473
Series 2019-R01, Class 2M2C, (1M USD LIBOR + 2.45%), 2.54%, 7/25/31(b)(c)	800,000	803,005
Series 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%, 2.30% Floor), 2.39%, 8/25/31(b)(c)	273,032	275,050
Series 2019-R04, Class 2M2, (1M USD LIBOR + 2.10%), 2.19%, 6/25/39(b)(c)	423,969	424,940
Series 2019-R05, Class 1M2, (1M USD LIBOR + 2.00%), 2.09%, 7/25/39(b)(c)	149,482	149,903
Series 2019-R06, Class 2M2, (1M USD LIBOR + 2.10%), 2.19%, 9/25/39(b)(c)	528,067	529,929
Series 2019-R07, Class 1M2, (1M USD LIBOR + 2.10%), 2.19%, 10/25/39(b)(c)	320,890	322,472

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, (1M USD LIBOR + 2.05%, 2.05% Floor), 2.14%, 1/25/40(b)(c)	$1,315,385	$1,321,847
Series 2020-R02, Class 2M2, (1M USD LIBOR + 2.00%), 2.09%, 1/25/40(b)(c)	286,671	287,914
Series 2020-SBT1, Class 1M2, (1M USD LIBOR + 3.65%), 3.74%, 2/25/40(b)(c)	101,533	104,785
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class B1, (1M USD LIBOR + 4.95%, 4.95% Floor), 5.04%, 7/25/29(c)	500,000	533,673
Series 2017-DNA3, Class B1, (1M USD LIBOR + 4.45%), 4.54%, 3/25/30(c)	300,000	315,072
Series 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.44%, 4/25/30(c)	357,546	365,878
Series 2018-DNA1, Class B1, (1M USD LIBOR + 3.15%), 3.24%, 7/25/30(c)	550,000	559,914
Series 2020-HQA5, Class M1, (30D Average SOFR + 1.10%), 1.15%, 11/25/50(b)(c)	48,008	48,047
FNMA Connecticut Avenue Securities,
Series 2017-C01, Class 1B1, (1M USD LIBOR + 5.75%), 5.84%, 7/25/29(c)	245,000	270,205
Series 2017-C02, Class 2B1, (1M USD LIBOR + 5.50%), 5.59%, 9/25/29(c)	473,000	512,231
Series 2017-C02, Class 2M2, (1M USD LIBOR + 3.65%), 3.74%, 9/25/29(c)	162,360	167,656
Series 2017-C03, Class 1B1, (1M USD LIBOR + 4.85%), 4.94%, 10/25/29(c)	430,000	464,414
Series 2017-C04, Class 2B1, (1M USD LIBOR + 5.05%), 5.14%, 11/25/29(c)	450,000	491,273
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2017-C05, Class 1B1, (1M USD LIBOR + 3.60%, 3.60% Floor), 3.69%, 1/25/30(c)	$667,125	$697,256
Series 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%, 2.20% Floor), 2.29%, 1/25/30(c)	213,734	218,083
Series 2017-C06, Class 1M2, (1M USD LIBOR + 2.65%, 2.65% Floor), 2.74%, 2/25/30(c)	801,128	814,987
Series 2017-C07, Class 1B1, (1M USD LIBOR + 4.00%, 4.00% Floor), 4.09%, 5/25/30(c)	250,000	260,330
Series 2017-C07, Class 1M2, (1M USD LIBOR + 2.40%, 2.40% Floor), 2.49%, 5/25/30(c)	483,055	489,336
Series 2017-C07, Class 2B1, (1M USD LIBOR + 4.45%, 4.45% Floor), 4.54%, 5/25/30(c)	217,000	225,752
Series 2018-C01, Class 1B1, (1M USD LIBOR + 3.55%, 3.55% Floor), 3.64%, 7/25/30(c)	637,000	652,851
Series 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%, 2.25% Floor), 2.34%, 7/25/30(c)	1,071,512	1,083,533
Series 2018-C02, Class 2B1, (1M USD LIBOR + 4.00%, 4.00% Floor), 4.09%, 8/25/30(c)	425,000	441,744
Series 2018-C03, Class 1B1, (1M USD LIBOR + 3.75%, 3.75% Floor), 3.84%, 10/25/30(c)	550,000	571,712
Series 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%, 2.55% Floor), 2.64%, 12/25/30(c)	1,081,020	1,094,590
Series 2018-C05, Class 1B1, (1M USD LIBOR + 4.25%, 4.25% Floor), 4.34%, 1/25/31(c)	90,000	94,411
Series 2018-C05, Class 1M2, (1M USD LIBOR + 2.35%, 2.35% Floor), 2.44%, 1/25/31(c)	463,905	469,360
Series 2018-C06, Class 1M2, (1M USD LIBOR + 2.00%, 2.00% Floor), 2.09%, 3/25/31(c)	1,155,404	1,164,833

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2018-C06, Class 2M2, (1M USD LIBOR + 2.10%, 2.10% Floor), 2.19%, 3/25/31(c)	$339,165	$342,026

Freddie Mac STACR, Series 2019-HQA3, Class M2, (1M USD LIBOR + 1.85%), 1.94%, 9/25/49(b)(c)	354,613	355,769
Freddie Mac STACR REMIC Trust,
Series 2019-HQA4, Class M2, (1M USD LIBOR + 2.05%), 2.14%, 11/25/49(b)(c)	441,089	442,710
Series 2020-DNA1, Class M2, (1M USD LIBOR + 1.70%), 1.79%, 1/25/50(b)(c)	1,277,893	1,281,878
Series 2020-DNA2, Class M2, (1M USD LIBOR + 1.85%, 1.85% Floor), 1.94%, 2/25/50(b)(c)	850,000	855,844
Series 2020-DNA4, Class M2, (1M USD LIBOR + 3.75%), 3.84%, 8/25/50(b)(c)	830,151	834,680
Series 2020-DNA5, Class M1, (30D Average SOFR + 1.30%), 1.35%, 10/25/50(b)(c)	43,232	43,232
Series 2020-DNA6, Class M1, (30D Average SOFR + 0.90%), 0.95%, 12/25/50(b)(c)	169,451	169,516
Series 2020-HQA1, Class M2, (1M USD LIBOR + 1.90%), 1.99%, 1/25/50(b)(c)	149,363	149,784
Series 2020-HQA2, Class M2, (1M USD LIBOR + 3.10%), 3.19%, 3/25/50(b)(c)	1,061,638	1,076,115
Series 2020-HQA4, Class M2, (1M USD LIBOR + 3.15%), 3.24%, 9/25/50(b)(c)	734,122	739,372
Series 2021-DNA1, Class M1, (30D Average SOFR + 0.65%), 0.70%, 1/25/51(b)(c)	302,267	302,267
Series 2021-DNA3, Class M2, (30D Average SOFR + 2.10%), 2.15%, 10/25/33(b)(c)	30,000	30,600
	Par(a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2021-DNA5, Class M2, (30D Average SOFR + 1.65%), 1.70%, 1/25/34(b)(c)	$210,000	$211,312
Series 2021-HQA1, Class M1, (30D Average SOFR + 0.70%), 0.75%, 8/25/33(b)(c)	360,000	360,000
Freddie Mac STACR Trust,
Series 2018-HQA2, Class M2, (1M USD LIBOR + 2.30%), 2.39%, 10/25/48(b)(c)	700,000	705,687
Series 2019-DNA1, Class M2, (1M USD LIBOR + 2.65%), 2.74%, 1/25/49(b)(c)	740,390	750,365
Series 2019-DNA4, Class M2, (1M USD LIBOR + 1.95%), 2.04%, 10/25/49(b)(c)	556,246	558,515
Series 2019-HQA1, Class M2, (1M USD LIBOR + 2.35%), 2.44%, 2/25/49(b)(c)	542,940	546,863
		27,368,197
Total Asset-Backed Securities (Cost $33,649,425)		34,015,675

	Number of Shares
Common Stocks – 28.7%
Advertising – 0.0%(d)
Omnicom Group, Inc.	218	15,875
Aerospace/Defense – 0.5%
Aerojet Rocketdyne Holdings, Inc.(e)	23,129	1,091,226
Lockheed Martin Corp.	612	227,462
Northrop Grumman Corp.	633	229,792
		1,548,480
Banks – 0.3%
Bank Norwegian ASA (Norway)	23,497	275,256
Sbanken ASA (Norway)(b)	55,978	681,766
		957,022
Beverages – 0.1%
PepsiCo, Inc.	1,570	246,411

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Biotechnology – 0.1%
Amgen, Inc.	952	$229,946
Gilead Sciences, Inc.	3,397	231,981
		461,927
Building Materials – 0.5%
Forterra, Inc.*	37,726	889,956
US Concrete, Inc.*	12,542	913,183
		1,803,139
Chemicals – 1.6%
Air Products and Chemicals, Inc.	806	234,570
Atotech Ltd. (China)(e)*	37,224	898,960
Ferro Corp.(e)*	69,617	1,448,034
RPM International, Inc.	250	21,647
W.R. Grace & Co.(e)	40,338	2,807,525
		5,410,736
Commercial Services – 2.1%
Adapteo OYJ (Sweden)	18,123	347,790
Automatic Data Processing, Inc.	1,164	244,009
CAI International, Inc.(e)	24,976	1,393,911
Europcar Mobility Group (France)(b)*	780,654	462,231
IHS Markit Ltd.(e)	39,746	4,643,923
		7,091,864
Computers – 0.6%
Amdocs Ltd.	2,143	165,247
Equiniti Group PLC (United Kingdom)(b)*	174,832	434,999
International Business Machines Corp.	1,585	223,422
Sykes Enterprises, Inc.*	21,548	1,156,266
		1,979,934
Cosmetics/Personal Care – 0.1%
Colgate-Palmolive Co.	2,846	226,257
Procter & Gamble (The) Co.	1,720	244,636
		470,893
Diversified Financial Services – 0.2%
Arrow Global Group PLC (United Kingdom)*	86,923	367,906
Houlihan Lokey, Inc.	1,063	94,713
Virtu Financial, Inc. Class A	3,584	92,252
Western Union (The) Co.	8,588	199,328
		754,199
Electric – 0.7%
Alliant Energy Corp.	4,135	242,022
Ameren Corp.	2,883	241,941
	Number of Shares	Value
Electric (Continued)
American Electric Power Co., Inc.	2,729	$240,479
Avangrid, Inc.	4,078	212,627
CMS Energy Corp.	2,711	167,513
Consolidated Edison, Inc.	3,207	236,580
Duke Energy Corp.	2,337	245,642
Evergy, Inc.	3,790	247,184
Eversource Energy	831	71,690
Southern (The) Co.	557	35,576
WEC Energy Group, Inc.	2,580	242,881
Xcel Energy, Inc.	1,708	116,571
		2,300,706
Electronics – 0.9%
Coherent, Inc.*	12,390	3,047,197
Energy - Alternate Sources – 0.7%
John Laing Group PLC (United Kingdom)(b)	304,248	1,694,341
Solarpack Corp. Tecnologica S.A. (Spain)*	16,253	504,175
		2,198,516
Engineering & Construction – 0.1%
Akka Technologies (France)*	4,182	233,605
Sydney Airport (Australia)*	40,082	230,639
		464,244
Entertainment – 0.2%
Gamesys Group PLC (United Kingdom)	24,114	617,440
Environmental Control – 0.2%
Covanta Holding Corp.	23,286	468,049
Waste Management, Inc.	1,648	244,332
		712,381
Food – 0.5%
Campbell Soup Co.	2,983	130,417
Conagra Brands, Inc.	892	29,873
Flowers Foods, Inc.	9,646	227,260
General Mills, Inc.	3,864	227,435
Hormel Foods Corp.	4,891	226,845
Kellogg Co.	3,637	230,440
Kroger (The) Co.	1,682	68,457
Stryve Foods, Inc., Class A (Colombia)*	8,817	71,418
Wm Morrison Supermarkets PLC (United Kingdom)	86,339	321,150
		1,533,295

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Forest Products & Paper – 0.4%
Domtar Corp.*	25,293	$1,388,839
Gas – 0.0%(d)
Atmos Energy Corp.	953	93,956
Southwest Gas Holdings, Inc.	264	18,462
		112,418
Healthcare - Products – 0.1%
Abbott Laboratories	1,986	240,266
Healthcare - Services – 1.6%
PPD, Inc.(e)*	78,301	3,611,242
Quest Diagnostics, Inc.	1,755	248,859
Spire Healthcare Group PLC (United Kingdom)(b)*	167,645	516,879
UDG Healthcare PLC (Ireland)	66,387	994,756
UpHealth, Inc.*	2,540	16,002
		5,387,738
Household Products/Wares – 0.1%
Clorox (The) Co.	1,301	235,338
Kimberly-Clark Corp.	1,743	236,560
		471,898
Insurance – 1.4%
Allstate (The) Corp.	352	45,778
Assurant, Inc.	1,341	211,623
TOWER Ltd. (New Zealand)	192,415	94,509
Willis Towers Watson PLC	21,016	4,330,977
		4,682,887
Internet – 1.5%
51job, Inc. ADR (China)*	9,554	688,079
Cerved Group S.p.A. (Italy)*	37,120	435,700
Iliad S.A. (France)	1,695	366,047
NortonLifeLock, Inc.	8,687	215,611
Proofpoint, Inc.*	13,312	2,325,074
Stamps.com, Inc.*	2,855	932,900
		4,963,411
Machinery - Diversified – 0.8%
Neles OYJ (Finland)	10,898	168,578
Welbilt, Inc.*	109,132	2,563,511
		2,732,089
Media – 0.2%
Comcast Corp., Class A	4,029	237,026
Euskaltel S.A. (Spain)(b)	41,490	539,424
		776,450
	Number of Shares	Value
Mining – 0.1%
Newmont Corp.	3,701	$232,497
Miscellaneous Manufacturing – 0.7%
3M Co.	1,169	231,392
Lydall, Inc.(e)*	19,577	1,198,112
Raven Industries, Inc.(e)*	16,072	936,194
		2,365,698
Oil & Gas – 0.3%
Cimarex Energy Co.(e)	14,332	934,446
Packaging & Containers – 0.1%
Amcor PLC	15,439	178,475
Packaging Corp. of America	202	28,583
Sonoco Products Co.	1,487	94,856
		301,914
Pharmaceuticals – 0.4%
CVS Health Corp.	2,082	171,474
Johnson & Johnson	1,402	241,424
Merck & Co., Inc.	2,983	229,303
Pfizer, Inc.	5,881	251,766
Vectura Group PLC (United Kingdom)	266,845	563,048
		1,457,015
Pipelines – 0.4%
Inter Pipeline Ltd. (Canada)	71,518	1,145,343
Real Estate – 0.8%
Deutsche Wohnen S.E. (Germany)	29,018	1,811,656
St Modwen Properties PLC (United Kingdom)	86,168	669,534
		2,481,190
Real Estate Investment Trusts – 2.4%
GCP Student Living PLC (United Kingdom)	93,404	274,594
Healthcare Realty Trust, Inc.	203	6,471
Healthcare Trust of America, Inc., Class A	4,097	117,133
Monmouth Real Estate Investment Corp.	63,199	1,203,309
New Senior Investment Group, Inc.(e)	78,747	726,047
Public Storage	779	243,422
QTS Realty Trust, Inc., Class A(e)	39,204	3,046,543
STAG Industrial, Inc.	494	20,412
VEREIT, Inc.(e)	44,145	2,161,781
		7,799,712

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Retail – 0.2%
Advance Auto Parts, Inc.	189	$40,079
Genuine Parts Co.	31	3,934
GrandVision N.V. (Netherlands)(b)	7,558	254,177
Home Depot (The), Inc.	724	237,610
		535,800
Semiconductors – 2.5%
Dialog Semiconductor PLC (United Kingdom)*	14,719	1,132,133
Magnachip Semiconductor Corp. (South Korea)(e)*	34,655	720,131
Maxim Integrated Products, Inc.(e)	42,321	4,228,291
Xilinx, Inc.(e)	15,205	2,278,317
		8,358,872
Software – 3.5%
Change Healthcare, Inc.(e)*	97,771	2,122,608
Cloudera, Inc.(e)*	139,667	2,216,515
Five9, Inc.*	11,609	2,336,776
Kaleyra, Inc. (Italy)*	6,764	68,519
Nuance Communications, Inc.(e)*	63,826	3,504,047
Paychex, Inc.	2,181	248,242
QAD, Inc., Class A(e)	13,397	1,162,190
		11,658,897
Telecommunications – 0.2%
Cisco Systems, Inc.	4,355	241,136
Juniper Networks, Inc.	2,373	66,776
Verizon Communications, Inc.	4,133	230,539
		538,451
Toys/Games/Hobbies – 0.0%(d)
Hasbro, Inc.	195	19,391
Transportation – 1.3%
C.H. Robinson Worldwide, Inc.	418	37,273
Kansas City Southern	14,608	3,912,023
Union Pacific Corp.	474	103,692
United Parcel Service, Inc., Class B	537	102,760
		4,155,748
Water – 0.3%
Suez S.A. (France)	38,897	907,336
Total Common Stocks (Cost $93,320,690)		95,262,565

	Par(a)	Value
Convertible Bonds – 25.3%
Aerospace/Defense – 0.1%
Kaman Corp., 3.25%, 5/01/24(e)	$403,000	$414,082
Airlines – 0.2%
Spirit Airlines, Inc., 1.00%, 5/15/26(e)	563,000	526,743
Auto Manufacturers – 0.3%
Lightning eMotors, Inc., 7.50%, 5/15/24(b)	121,000	91,730
NIO, Inc., 0.00%, 2/01/26(b)(e)(f)	895,000	780,440
		872,170
Auto Parts & Equipment – 0.2%
Meritor, Inc., 3.25%, 10/15/37(e)	531,000	570,493
Biotechnology – 2.9%
Avid SPV LLC, 1.25%, 3/15/26(b)(e)	316,000	442,187
Bridgebio Pharma, Inc., 2.25%, 2/01/29(b)(e)	942,000	857,767
Dynavax Technologies Corp., 2.50%, 5/15/26(b)(e)	526,000	595,379
Exact Sciences Corp., 0.38%, 3/15/27(e)(g)	885,000	1,070,850
Gossamer Bio, Inc., 5.00%, 6/01/27(e)	861,000	682,084
Halozyme Therapeutics, Inc., 0.25%, 3/01/27(b)(e)	810,000	738,113
Innoviva, Inc., 2.13%, 1/15/23(e)	783,000	805,022
Insmed, Inc., 0.75%, 6/01/28(g)	759,000	770,385
Ionis Pharmaceuticals, Inc., 0.13%, 12/15/24(e)	585,000	536,935
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23(e)	796,000	776,592
Radius Health, Inc., 3.00%, 9/01/24(e)	1,248,000	1,128,124
Theravance Biopharma, Inc., 3.25%, 11/01/23(e)	548,000	508,982
Travere Therapeutics, Inc., 2.50%, 9/15/25(e)	886,000	752,228
		9,664,648
Commercial Services – 0.8%
2U, Inc., 2.25%, 5/01/25(g)	345,000	582,360
FTI Consulting, Inc., 2.00%, 8/15/23(e)	522,000	783,261

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Commercial Services (Continued)
Sabre GLBL, Inc., 4.00%, 4/15/25(e)	$242,000	$419,386
Stride, Inc., 1.13%, 9/01/27(b)(e)	969,000	882,662
		2,667,669
Computers – 0.9%
Lumentum Holdings, Inc., 0.50%, 12/15/26(e)(g)	1,016,000	1,115,060
Mitek Systems, Inc., 0.75%, 2/01/26(b)(e)	519,000	638,370
Vocera Communications, Inc., 0.50%, 9/15/26(b)(e)	1,108,000	1,078,915
		2,832,345
Diversified Financial Services – 0.9%
Coinbase Global, Inc., 0.50%, 6/01/26(b)(e)(g)	526,000	530,734
Encore Capital Europe Finance Ltd., 4.50%, 9/01/23(e)	617,000	771,709
PRA Group, Inc., 3.50%, 6/01/23(e)	785,000	844,856
WisdomTree Investments, Inc.,
4.25%, 6/15/23	652,000	788,105
3.25%, 6/15/26(b)	177,000	168,823
		3,104,227
Electric – 0.3%
NRG Energy, Inc., 2.75%, 6/01/48(e)	901,000	1,061,378
Electronics – 0.6%
GoPro, Inc., 1.25%, 11/15/25(b)(e)	306,000	394,032
II-VI, Inc., 0.25%, 9/01/22(e)(g)	560,000	850,640
OSI Systems, Inc., 1.25%, 9/01/22(e)	751,000	790,428
		2,035,100
Energy - Alternate Sources – 0.9%
Enphase Energy, Inc., 0.00%, 3/01/28(b)(e)(f)(g)	1,194,000	1,207,134
Sunnova Energy International, Inc., 0.25%, 12/01/26(b)(e)(g)	701,000	887,466
Sunrun, Inc., 0.00%, 2/01/26(b)(e)(f)	997,000	876,164
		2,970,764
	Par(a)	Value
Food – 0.4%
Beyond Meat, Inc., 0.00%, 3/15/27(b)(e)(f)(g)	$475,000	$434,922
Chefs' Warehouse (The), Inc., 1.88%, 12/01/24(e)	813,000	816,089
		1,251,011
Healthcare - Products – 0.3%
SmileDirectClub, Inc., 0.00%, 2/01/26(b)(e)(f)	1,119,000	861,630
Healthcare - Services – 0.0%(d)
UpHealth, Inc., 6.25%, 6/15/26(b)	187,000	161,755
Holding Companies - Diversified – 0.2%
RWT Holdings, Inc., 5.75%, 10/01/25	573,000	575,710
Home Builders – 0.3%
Winnebago Industries, Inc., 1.50%, 4/01/25(e)	639,000	846,276
Insurance – 0.4%
MGIC Investment Corp., 9.00%, 4/01/63(b)(e)	1,017,000	1,334,812
Internet – 2.5%
21Vianet Group, Inc., 0.00%, 2/01/26(b)(e)(f)	965,000	776,825
fuboTV, Inc., 3.25%, 2/15/26(b)(e)(g)	1,031,000	947,876
Groupon, Inc., 1.13%, 3/15/26(b)(e)(g)	562,000	488,237
iQIYI, Inc., 2.00%, 4/01/25(e)	995,000	842,267
JOYY, Inc., 1.38%, 6/15/26(e)(g)	500,000	446,250
Magnite, Inc., 0.25%, 3/15/26(b)(e)	1,153,000	991,580
Perficient, Inc., 1.25%, 8/01/25(b)(e)	505,000	948,188
Q2 Holdings, Inc., 0.75%, 6/01/26(e)	522,000	681,732
RealReal (The), Inc., 1.00%, 3/01/28(b)(e)(g)	562,000	492,256
Spotify USA, Inc., 0.00%, 3/15/26(b)(e)(f)	877,000	790,177
Zillow Group, Inc., 2.75%, 5/15/25(e)(g)	503,000	896,849
		8,302,237
Leisure Time – 0.7%
Callaway Golf Co., 2.75%, 5/01/26(g)	452,000	877,728

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Leisure Time (Continued)
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/51(b)	$664,000	$564,798
Royal Caribbean Cruises Ltd., 4.25%, 6/15/23	790,000	1,012,881
		2,455,407
Lodging – 0.5%
Huazhu Group Ltd., 3.00%, 5/01/26(b)(e)	633,000	811,427
Marcus (The) Corp., 5.00%, 9/15/25(b)(e)(g)	425,000	717,453
		1,528,880
Machinery - Construction & Mining – 0.2%
Bloom Energy Corp., 2.50%, 8/15/25(b)(e)(g)	360,000	548,100
Machinery - Diversified – 0.3%
Middleby (The) Corp., 1.00%, 9/01/25(b)(e)	562,000	876,439
Media – 0.5%
Cable One, Inc., 1.13%, 3/15/28(b)(e)	467,000	472,894
DISH Network Corp., 3.38%, 8/15/26(e)	1,026,000	1,051,650
Liberty Interactive LLC, 3.50%, 1/15/31(e)	206,000	243,595
		1,768,139
Oil & Gas – 0.3%
Centennial Resource Production LLC, 3.25%, 4/01/28(e)	871,000	981,530
Oil & Gas Services – 0.2%
Helix Energy Solutions Group, Inc.,
4.13%, 9/15/23(e)	330,000	313,912
6.75%, 2/15/26	488,000	517,029
		830,941
Pharmaceuticals – 1.0%
Coherus Biosciences, Inc., 1.50%, 4/15/26	619,000	617,147
Flexion Therapeutics, Inc., 3.38%, 5/01/24(e)	1,005,000	892,906
Jazz Investments I Ltd.,
1.50%, 8/15/24(e)	617,000	665,632
2.00%, 6/15/26	465,000	602,175

Zogenix, Inc., 2.75%, 10/01/27(b)(e)	500,000	491,875
		3,269,735
	Par(a)	Value
Pipelines – 0.3%
Cheniere Energy, Inc., 4.25%, 3/15/45(e)	$1,351,000	$1,118,887
Real Estate – 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp., 0.25%, 6/15/26(b)(e)	480,000	487,066
Redfin Corp., 0.50%, 4/01/27(b)(e)(g)	614,000	587,598
		1,074,664
Real Estate Investment Trusts – 3.6%
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/23(e)	1,458,000	1,467,113
Granite Point Mortgage Trust, Inc.,
5.63%, 12/01/22(b)	1,072,000	1,060,610
6.38%, 10/01/23	1,174,000	1,173,413

iStar, Inc., 3.13%, 9/15/22(e)	458,000	802,095
MFA Financial, Inc., 6.25%, 6/15/24(e)	1,835,000	1,864,910
Pebblebrook Hotel Trust, 1.75%, 12/15/26(e)	963,000	1,073,264
PennyMac Corp., 5.50%, 11/01/24(e)	1,530,000	1,540,519
Redwood Trust, Inc., 5.63%, 7/15/24	750,000	765,000
Summit Hotel Properties, Inc., 1.50%, 2/15/26(e)	498,000	506,715
Two Harbors Investment Corp., 6.25%, 1/15/26	818,000	839,513
Western Asset Mortgage Capital Corp., 6.75%, 10/01/22	727,000	701,128
		11,794,280
Retail – 0.5%
Burlington Stores, Inc., 2.25%, 4/15/25	575,000	939,406
Cheesecake Factory (The), Inc., 0.38%, 6/15/26(e)	487,000	454,736
Vroom, Inc., 0.75%, 7/01/26(b)(e)	328,000	318,652
		1,712,794
Semiconductors – 0.1%
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26(b)(e)	415,000	429,006

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Software – 3.7%
8x8, Inc., 0.50%, 2/01/24(e)	$446,000	$526,762
Avaya Holdings Corp., 2.25%, 6/15/23(e)(g)	519,000	579,723
Bentley Systems, Inc., 0.38%, 7/01/27(b)(e)	532,000	532,532
Ceridian HCM Holding, Inc., 0.25%, 3/15/26(b)(e)	471,000	478,866
Envestnet, Inc., 1.75%, 6/01/23(e)	477,000	581,940
Everbridge, Inc., 0.13%, 12/15/24(e)(g)	440,000	614,350
Fastly, Inc., 0.00%, 3/15/26(b)(e)(f)(g)	1,304,000	1,142,956
i3 Verticals LLC, 1.00%, 2/15/25	732,000	757,163
J2 Global, Inc., 1.75%, 11/01/26(b)(e)	439,000	566,310
Kaleyra, Inc., 6.13%, 6/01/26(b)	177,000	175,239
MicroStrategy, Inc., 0.00%, 2/15/27(b)(e)(f)	1,094,000	810,654
Momo, Inc., 1.25%, 7/01/25(e)	1,170,000	976,219
New Relic, Inc., 0.50%, 5/01/23(e)(g)	1,068,000	1,064,689
Progress Software Corp., 1.00%, 4/15/26(b)(e)	418,000	419,171
Splunk, Inc., 1.13%, 6/15/27	877,000	852,882
Tabula Rasa HealthCare, Inc., 1.75%, 2/15/26(e)	677,000	649,108
Verint Systems, Inc., 0.25%, 4/15/26(b)(e)	648,000	624,388
Workiva, Inc., 1.13%, 8/15/26(e)(g)	606,000	1,046,848
		12,399,800
Telecommunications – 0.4%
Infinera Corp., 2.13%, 9/01/24(e)	552,000	665,478
Vonage Holdings Corp., 1.75%, 6/01/24(e)	596,000	660,653
		1,326,131
Transportation – 0.3%
Air Transport Services Group, Inc., 1.13%, 10/15/24(e)	656,000	678,566
SFL Corp. Ltd., 4.88%, 5/01/23(e)	486,000	478,103
		1,156,669
	Par(a)	Value
Trucking & Leasing – 0.2%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(b)(e)	$661,000	$692,397
Total Convertible Bonds (Cost $78,055,169)		84,016,849

	Number of Shares
Convertible Preferred Stocks – 2.3%
Agriculture – 0.2%
Bunge Ltd., 4.88%	4,962	585,714
Chemicals – 0.2%
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	689,070
Computers – 0.3%
NCR Corp., 5.50%(h)	556	916,427
Diversified Financial Services – 0.6%
AMG Capital Trust II, 5.15%(e)	19,068	1,152,470
Cowen, Inc., 5.63%(b)(e)(i)	548	844,181
		1,996,651
Electric – 0.2%
Algonquin Power & Utilities Corp., 0.00% (Canada)*	11,531	606,185
Engineering & Construction – 0.3%
Fluor Corp., 0.00%(b)(i)*	964	963,229
Real Estate Investment Trusts – 0.1%
Ready Capital Corp., 7.00%	19,284	515,847
Savings & Loans – 0.3%
New York Community Capital Trust V, 6.00%	20,314	1,045,063
Software – 0.1%
Clarivate PLC, 0.00% (United Kingdom)*	4,810	437,229
Total Convertible Preferred Stocks (Cost $6,743,828)		7,755,415

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Corporate Bonds – 14.4%
Advertising – 0.1%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)	$75,000	$77,625
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	60,000	61,362
		138,987
Aerospace/Defense – 0.2%
Boeing (The) Co.,
1.17%, 2/04/23	30,000	30,102
4.51%, 5/01/23	100,000	106,252
1.43%, 2/04/24	50,000	50,133
4.88%, 5/01/25	15,000	16,820
2.20%, 2/04/26	60,000	60,544

General Dynamics Corp., 1.15%, 6/01/26	110,000	111,364
Howmet Aerospace, Inc.,
5.90%, 2/01/27	125,000	147,999
5.95%, 2/01/37	25,000	31,706

Spirit AeroSystems, Inc., 5.50%, 1/15/25(b)	10,000	10,500
TransDigm, Inc.,
6.25%, 3/15/26(b)	100,000	104,875
5.50%, 11/15/27	75,000	77,437

Triumph Group, Inc., 8.88%, 6/01/24(b)	20,000	22,150
		769,882
Agriculture – 0.1%
Altria Group, Inc., 2.35%, 5/06/25	180,000	188,450
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	50,000	50,897
Darling Ingredients, Inc., 5.25%, 4/15/27(b)	25,000	26,183
Philip Morris International, Inc., 1.50%, 5/01/25	100,000	102,300
Turning Point Brands, Inc., 5.63%, 2/15/26(b)	15,000	15,600
Vector Group Ltd., 5.75%, 2/01/29(b)	60,000	60,900
		444,330
Airlines – 0.1%
American Airlines, Inc., 11.75%, 7/15/25(b)	25,000	31,250
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(b)	20,000	20,925
5.75%, 4/20/29(b)	20,000	21,574

Delta Air Lines, Inc., 7.38%, 1/15/26	75,000	88,291
	Par(a)	Value
Airlines (Continued)

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	$50,000	$52,412
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	73,781	80,329
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(b)	29,920	33,585
United Airlines, Inc.,
4.38%, 4/15/26(b)	30,000	30,866
4.63%, 4/15/29(b)	30,000	30,863
		390,095
Auto Manufacturers – 0.3%
American Honda Finance Corp., 1.20%, 7/08/25	75,000	75,878
Ford Motor Co.,
8.50%, 4/21/23	75,000	83,267
9.00%, 4/22/25	100,000	123,095
9.63%, 4/22/30	50,000	72,188
4.75%, 1/15/43	25,000	27,445
5.29%, 12/08/46	25,000	28,609

Ford Motor Credit Co. LLC, 3.38%, 11/13/25	200,000	208,799
General Motors Financial Co., Inc.,
1.70%, 8/18/23	270,000	275,497
2.75%, 6/20/25	135,000	142,713

Toyota Motor Credit Corp., 1.13%, 6/18/26	30,000	30,133
		1,067,624
Auto Parts & Equipment – 0.1%
Aptiv Corp., 4.15%, 3/15/24	75,000	81,276
Dana, Inc., 4.25%, 9/01/30	15,000	15,587
Goodyear Tire & Rubber (The) Co., 5.25%, 4/30/31	25,000	26,473
Lear Corp., 3.80%, 9/15/27	145,000	161,951
Meritor, Inc., 4.50%, 12/15/28(b)	30,000	30,711
Tenneco, Inc.,
7.88%, 1/15/29(b)	10,000	11,300
5.13%, 4/15/29(b)	15,000	15,413
		342,711

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banks – 2.2%
Bank of America Corp.,
4.13%, 1/22/24	$200,000	$217,401
(SOFR + 0.74%), 0.81%, 10/24/24(j)	135,000	135,495
4.00%, 1/22/25	100,000	109,698
(SOFR + 0.69%), 0.98%, 4/22/25(j)	240,000	241,306
(SOFR + 0.91%), 0.98%, 9/25/25(j)	40,000	40,066
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(j)	50,000	53,813
(SOFR + 1.15%), 1.32%, 6/19/26(j)	210,000	211,126
(3M USD LIBOR + 0.99%), 2.50%, 2/13/31(j)	80,000	82,436
(SOFR + 1.22%), 2.65%, 3/11/32(j)	50,000	51,898

Bank of New York Mellon (The) Corp., 0.50%, 4/26/24	85,000	85,053
Citigroup, Inc.,
4.00%, 8/05/24	150,000	163,509
(SOFR + 0.69%), 0.78%, 10/30/24(j)	450,000	451,821
(SOFR + 0.67%), 0.98%, 5/01/25(j)	85,000	85,464
(SOFR + 0.77%), 1.46%, 6/09/27(j)	375,000	375,415
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(j)	50,000	55,077

Fifth Third Bancorp, 3.65%, 1/25/24	50,000	53,610
Freedom Mortgage Corp.,
7.63%, 5/01/26(b)	60,000	61,575
6.63%, 1/15/27(b)	50,000	48,555
Goldman Sachs Group (The), Inc.,
4.00%, 3/03/24	100,000	108,359
(SOFR + 0.51%), 0.66%, 9/10/24(j)	470,000	469,935
(3M USD LIBOR + 1.20%), 3.27%, 9/29/25(j)	150,000	160,834
(SOFR + 0.61%), 0.86%, 2/12/26(j)	90,000	89,528
3.50%, 11/16/26	50,000	54,601
(SOFR + 0.79%), 1.09%, 12/09/26(j)	450,000	447,040
(SOFR + 0.80%), 1.43%, 3/09/27(j)	110,000	110,532
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(j)	50,000	56,337
3.80%, 3/15/30	50,000	56,763
(SOFR + 1.09%), 1.99%, 1/27/32(j)	115,000	113,282
	Par(a)	Value
Banks (Continued)
Goldman Sachs Group (The), Inc.,
(SOFR + 1.28%), 2.62%, 4/22/32(j)	$10,000	$10,363
JPMorgan Chase & Co.,
(SOFR + 0.58%), 0.97%, 6/23/25(j)	130,000	130,567
(SOFR + 1.59%), 2.01%, 3/13/26(j)	100,000	103,632
(SOFR + 0.80%), 1.05%, 11/19/26(j)	180,000	178,931
(SOFR + 0.70%), 1.04%, 2/04/27(j)	205,000	202,968
(SOFR + 0.89%), 1.58%, 4/22/27(j)	58,000	58,681
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(j)	50,000	55,417
(3M USD LIBOR + 1.16%), 3.70%, 5/06/30(j)	20,000	22,541
(SOFR + 3.79%), 4.49%, 3/24/31(j)	190,000	227,244
(SOFR + 2.52%), 2.96%, 5/13/31(j)	190,000	202,349
Morgan Stanley,
4.10%, 5/22/23	25,000	26,604
(SOFR + 0.46%), 0.53%, 1/25/24(j)	205,000	205,057
(3M USD LIBOR + 0.85%), 3.74%, 4/24/24(j)	160,000	168,789
3.70%, 10/23/24	50,000	54,602
(SOFR + 0.75%), 0.86%, 10/21/25(j)	130,000	130,087
(SOFR + 1.99%), 2.19%, 4/28/26(j)	100,000	103,829
(SOFR + 0.72%), 0.99%, 12/10/26(j)	360,000	355,990
(SOFR + 0.88%), 1.59%, 5/04/27(j)	70,000	71,051
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(j)	50,000	58,755
(SOFR + 3.12%), 3.62%, 4/01/31(j)	270,000	303,692

Santander Holdings USA, Inc., 3.45%, 6/02/25	40,000	43,149
SVB Financial Group, 1.80%, 2/02/31	70,000	68,090
Truist Financial Corp., 4.00%, 5/01/25	50,000	55,692
Wells Fargo & Co.,
(SOFR + 0.51%), 0.81%, 5/19/25(j)	145,000	145,271
(SOFR + 1.09%), 2.41%, 10/30/25(j)	50,000	52,285
		7,226,165

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Building Materials – 0.3%
Boise Cascade Co., 4.88%, 7/01/30(b)	$260,000	$275,275
Builders FirstSource, Inc.,
5.00%, 3/01/30(b)	50,000	53,187
4.25%, 2/01/32(b)	50,000	51,125

Forterra Finance LLC/FRTA Finance Corp., 6.50%, 7/15/25(b)	100,000	107,270
Griffon Corp., 5.75%, 3/01/28	25,000	26,303
Louisiana-Pacific Corp., 3.63%, 3/15/29(b)	300,000	302,250
Martin Marietta Materials, Inc.,
0.65%, 7/15/23	55,000	55,107
2.40%, 7/15/31	50,000	51,428

PGT Innovations, Inc., 6.75%, 8/01/26(b)	50,000	52,250
Standard Industries, Inc., 3.38%, 1/15/31(b)	50,000	48,483
U.S. Concrete, Inc., 5.13%, 3/01/29(b)	15,000	16,388
		1,039,066
Chemicals – 0.3%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	110,000	114,090
Celanese U.S. Holdings LLC, 1.40%, 8/05/26	80,000	80,173
Chemours (The) Co.,
5.38%, 5/15/27	50,000	54,250
5.75%, 11/15/28(b)	65,000	68,981

Element Solutions, Inc., 3.88%, 9/01/28(b)	75,000	76,521
Ingevity Corp., 3.88%, 11/01/28(b)	45,000	45,000
Minerals Technologies, Inc., 5.00%, 7/01/28(b)	50,000	52,250
Olin Corp., 9.50%, 6/01/25(b)	50,000	62,437
PPG Industries, Inc., 1.20%, 3/15/26	65,000	65,289
Rayonier AM Products, Inc., 7.63%, 1/15/26(b)	55,000	56,512
Sherwin-Williams (The) Co.,
3.13%, 6/01/24	160,000	170,884
2.95%, 8/15/29	90,000	98,030
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
5.38%, 9/01/25(b)	19,000	19,393
	Par(a)	Value
Chemicals (Continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
5.13%, 4/01/29(b)	$3,000	$3,053

Tronox, Inc., 4.63%, 3/15/29(b)	10,000	10,163
W.R. Grace & Co.-Conn., 5.63%, 10/01/24(b)	50,000	55,563
		1,032,589
Commercial Services – 0.5%
ADT Security (The) Corp.,
4.13%, 8/01/29(b)	125,000	125,744
4.88%, 7/15/32(b)	25,000	25,937

Adtalem Global Education, Inc., 5.50%, 3/01/28(b)	150,000	153,937
AMN Healthcare, Inc., 4.63%, 10/01/27(b)	15,000	15,619
ASGN, Inc., 4.63%, 5/15/28(b)	100,000	104,362
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/01/29(b)	5,000	5,200
Block Financial LLC, 2.50%, 7/15/28	65,000	66,428
Cintas Corp. No. 2, 3.70%, 4/01/27	21,000	23,614
CPI CG, Inc., 8.63%, 3/15/26(b)	10,000	10,652
Gartner, Inc.,
4.50%, 7/01/28(b)	30,000	31,725
3.63%, 6/15/29(b)	20,000	20,475
3.75%, 10/01/30(b)	40,000	41,100

Global Payments, Inc., 1.20%, 3/01/26	100,000	99,918
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 2/01/26(b)	10,000	10,350
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	55,000	53,407
Nielsen Finance LLC/Nielsen Finance Co.,
5.63%, 10/01/28(b)	100,000	105,625
4.75%, 7/15/31(b)	40,000	40,343

PayPal Holdings, Inc., 2.40%, 10/01/24	200,000	210,763
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.75%, 4/15/26(b)	50,000	54,750

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Commercial Services (Continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.,
3.38%, 8/31/27(b)	$10,000	$9,727
6.25%, 1/15/28(b)	50,000	52,182

Rent-A-Center, Inc., 6.38%, 2/15/29(b)	105,000	112,744
S&P Global, Inc., 1.25%, 8/15/30	110,000	105,825
Service Corp. International, 3.38%, 8/15/30	15,000	14,961
United Rentals North America, Inc., 3.88%, 2/15/31	40,000	41,146
		1,536,534
Computers – 0.4%
Apple, Inc., 1.40%, 8/05/28	50,000	49,966
Booz Allen Hamilton, Inc.,
3.88%, 9/01/28(b)	10,000	10,200
4.00%, 7/01/29(b)	20,000	20,540

Crowdstrike Holdings, Inc., 3.00%, 2/15/29	10,000	10,137
Dell International LLC/EMC Corp., 5.85%, 7/15/25	475,000	558,928
Dell, Inc., 6.50%, 4/15/38	50,000	65,875
Hewlett Packard Enterprise Co., 4.45%, 10/02/23	200,000	215,911
HP, Inc.,
2.20%, 6/17/25	70,000	72,820
1.45%, 6/17/26(b)	145,000	144,914

NetApp, Inc., 1.88%, 6/22/25	20,000	20,651
Unisys Corp., 6.88%, 11/01/27(b)	145,000	157,837
		1,327,779
Cosmetics/Personal Care – 0.0%(d)
Coty, Inc., 5.00%, 4/15/26(b)	50,000	50,375
Edgewell Personal Care Co., 5.50%, 6/01/28(b)	50,000	52,944
		103,319
Distribution/Wholesale – 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(b)	60,000	59,700
	Par(a)	Value
Distribution/Wholesale (Continued)
Avient Corp., 5.75%, 5/15/25(b)	$100,000	$105,000
G-III Apparel Group Ltd., 7.88%, 8/15/25(b)	200,000	217,250
		381,950
Diversified Financial Services – 0.7%
Air Lease Corp., 3.38%, 7/01/25	45,000	48,490
Ally Financial, Inc.,
3.05%, 6/05/23	30,000	31,280
1.45%, 10/02/23	25,000	25,385
5.75%, 11/20/25	50,000	57,172
American Express Co.,
2.50%, 7/30/24	50,000	52,794
4.20%, 11/06/25	50,000	56,943

Ameriprise Financial, Inc., 3.00%, 4/02/25	100,000	107,411
Capital One Bank USA N.A., (SOFR + 0.62%), 2.01%, 1/27/23(j)	250,000	252,013
Charles Schwab (The) Corp.,
0.75%, 3/18/24	30,000	30,222
1.15%, 5/13/26	50,000	50,454

Credit Acceptance Corp., 6.63%, 3/15/26	100,000	105,500
Curo Group Holdings Corp.,
8.25%, 9/01/25(b)	50,000	52,320
7.50%, 8/01/28(b)	145,000	147,514
Intercontinental Exchange, Inc.,
4.00%, 10/15/23	50,000	53,772
3.75%, 9/21/28	100,000	113,319
LPL Holdings, Inc.,
4.63%, 11/15/27(b)	100,000	103,125
4.38%, 5/15/31(b)	70,000	71,662

Mastercard, Inc., 1.90%, 3/15/31	22,000	22,790
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27(b)	100,000	104,250
5.50%, 8/15/28(b)	25,000	25,406
5.13%, 12/15/30(b)	80,000	79,800
Navient Corp.,
7.25%, 9/25/23	75,000	82,585
5.00%, 3/15/27	50,000	52,000

NFP Corp., 6.88%, 8/15/28(b)	75,000	78,000
OneMain Finance Corp.,
6.88%, 3/15/25	25,000	28,358
8.88%, 6/01/25	100,000	109,998
3.50%, 1/15/27	145,000	147,537

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Diversified Financial Services (Continued)
OneMain Finance Corp.,
4.00%, 9/15/30	$100,000	$99,500

SLM Corp., 4.20%, 10/29/25	50,000	54,000
Visa, Inc., 1.90%, 4/15/27	50,000	52,191
		2,295,791
Electric – 0.6%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	56,941
Berkshire Hathaway Energy Co.,
4.05%, 4/15/25	100,000	111,319
1.65%, 5/15/31	25,000	24,521
Calpine Corp.,
4.63%, 2/01/29(b)	25,000	24,656
3.75%, 3/01/31(b)	50,000	48,112

Clearway Energy Operating LLC, 5.00%, 9/15/26	100,000	102,348
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	55,459
DPL, Inc., 4.35%, 4/15/29	100,000	109,616
DTE Energy Co., 1.05%, 6/01/25	55,000	55,173
Duke Energy Corp.,
3.75%, 4/15/24	30,000	32,303
3.40%, 6/15/29	50,000	55,049

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	88,150
Eversource Energy, 2.90%, 10/01/24	50,000	53,243
Exelon Generation Co. LLC, 3.25%, 6/01/25	50,000	54,110
Leeward Renewable Energy Operations LLC, 4.25%, 7/01/29(b)	20,000	20,400
National Rural Utilities Cooperative Finance Corp.,
1.00%, 6/15/26	85,000	85,013
2.40%, 3/15/30	100,000	104,688
NextEra Energy Capital Holdings, Inc.,
0.65%, 3/01/23	105,000	105,378
2.75%, 5/01/25	100,000	106,563

NextEra Energy Operating Partners L.P., 4.50%, 9/15/27(b)	50,000	53,875
NRG Energy, Inc., 3.63%, 2/15/31(b)	70,000	70,525
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	40,000	41,288
	Par(a)	Value
Electric (Continued)

PG&E Corp., 5.25%, 7/01/30	$100,000	$97,625
Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	9,647
Southern California Edison Co., 2.95%, 2/01/51	6,000	5,589
Terraform Global Operating LLC, 6.13%, 3/01/26(b)	125,000	128,437
Union Electric Co., 2.95%, 3/15/30	100,000	108,828
Vistra Operations Co. LLC, 5.00%, 7/31/27(b)	50,000	51,625
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	10,150
		1,870,631
Electrical Component & Equipment – 0.0%(d)
Energizer Holdings, Inc., 4.75%, 6/15/28(b)	35,000	35,996
Electronics – 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	30,000	30,618
Atkore, Inc., 4.25%, 6/01/31(b)	35,000	35,788
Imola Merger Corp., 4.75%, 5/15/29(b)	50,000	51,609
Jabil, Inc., 1.70%, 4/15/26	65,000	65,947
Sensata Technologies, Inc., 4.38%, 2/15/30(b)	25,000	26,750
		210,712
Energy - Alternate Sources – 0.1%
Enviva Partners Finance Corp., 6.50%, 1/15/26(b)	200,000	207,120
Renewable Energy Group, Inc., 5.88%, 6/01/28(b)	10,000	10,425
		217,545
Engineering & Construction – 0.2%
Arcosa, Inc., 4.38%, 4/15/29(b)	10,000	10,225
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/01/26(b)	305,000	318,725
MasTec, Inc., 4.50%, 8/15/28(b)	40,000	42,181
PowerTeam Services LLC, 9.03%, 12/04/25(b)	20,000	22,027

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Engineering & Construction (Continued)
Tutor Perini Corp., 6.88%, 5/01/25(b)	$100,000	$103,250
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28(b)	15,000	15,512
		511,920
Entertainment – 0.2%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(b)	25,000	24,937
Boyne USA, Inc., 4.75%, 5/15/29(b)	10,000	10,313
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	55,000	58,025
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/25(b)	10,000	10,512
International Game Technology PLC, 5.25%, 1/15/29(b)	200,000	213,469
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 5/01/29(b)	10,000	10,050
Penn National Gaming, Inc., 4.13%, 7/01/29(b)	45,000	44,368
Scientific Games International, Inc., 8.63%, 7/01/25(b)	45,000	48,600
Six Flags Theme Parks, Inc., 7.00%, 7/01/25(b)	100,000	106,750
Vail Resorts, Inc., 6.25%, 5/15/25(b)	100,000	106,215
		633,239
Environmental Control – 0.0%(d)
Stericycle, Inc., 3.88%, 1/15/29(b)	35,000	35,481
Waste Connections, Inc., 2.60%, 2/01/30	5,000	5,264
		40,745
Food – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27(b)	50,000	52,900
3.50%, 3/15/29(b)	30,000	30,300

Campbell Soup Co., 3.95%, 3/15/25	100,000	110,395
	Par(a)	Value
Food (Continued)

Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/28(b)	$30,000	$31,209
General Mills, Inc., 4.00%, 4/17/25	30,000	33,255
Ingles Markets, Inc., 4.00%, 6/15/31(b)	35,000	35,201
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(b)	25,000	27,906
Kraft Heinz Foods Co.,
3.88%, 5/15/27	50,000	55,376
4.25%, 3/01/31	100,000	115,397
5.20%, 7/15/45	50,000	63,328
4.38%, 6/01/46	100,000	115,225
5.50%, 6/01/50	50,000	66,968

Simmons Foods, Inc., 4.63%, 3/01/29(b)	20,000	20,192
U.S. Foods, Inc., 4.75%, 2/15/29(b)	20,000	20,400
United Natural Foods, Inc., 6.75%, 10/15/28(b)	20,000	21,550
		799,602
Forest Products & Paper – 0.0%(d)
Resolute Forest Products, Inc., 4.88%, 3/01/26(b)	20,000	20,650
Gas – 0.1%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	25,000	28,187
NiSource, Inc., 0.95%, 8/15/25	100,000	99,454
Southern California Gas Co., 2.55%, 2/01/30	30,000	31,546
		159,187
Healthcare - Products – 0.2%
Hologic, Inc.,
4.63%, 2/01/28(b)	50,000	52,750
3.25%, 2/15/29(b)	60,000	60,601

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.25%, 2/01/28(b)	30,000	32,693
Thermo Fisher Scientific, Inc.,
4.13%, 3/25/25	130,000	144,188
4.50%, 3/25/30	75,000	90,689

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Healthcare - Products (Continued)

Zimmer Biomet Holdings, Inc., 3.70%, 3/19/23	$240,000	$251,977
		632,898
Healthcare - Services – 0.6%
Anthem, Inc., 0.45%, 3/15/23	130,000	130,138
Catalent Pharma Solutions, Inc., 3.13%, 2/15/29(b)	25,000	24,500
Centene Corp., 8/01/31(k)	80,000	80,600
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	100,000	104,375
CHS/Community Health Systems, Inc.,
8.00%, 3/15/26(b)	50,000	53,606
5.63%, 3/15/27(b)	25,000	26,469
6.00%, 1/15/29(b)	15,000	15,956
6.88%, 4/15/29(b)	5,000	5,263
6.13%, 4/01/30(b)	30,000	30,391
4.75%, 2/15/31(b)	10,000	10,150
DaVita, Inc.,
4.63%, 6/01/30(b)	100,000	103,375
3.75%, 2/15/31(b)	30,000	29,093
HCA, Inc.,
5.25%, 4/15/25	115,000	131,962
4.13%, 6/15/29	185,000	211,155
2.38%, 7/15/31	75,000	75,793
Humana, Inc.,
3.85%, 10/01/24	10,000	10,866
4.50%, 4/01/25	125,000	140,258

Laboratory Corp. of America Holdings, 1.55%, 6/01/26	70,000	70,942
LifePoint Health, Inc., 5.38%, 1/15/29(b)	30,000	29,850
Magellan Health, Inc., 4.90%, 9/22/24	50,000	55,595
ModivCare, Inc., 5.88%, 11/15/25(b)	35,000	37,144
Molina Healthcare, Inc.,
4.38%, 6/15/28(b)	200,000	209,250
3.88%, 11/15/30(b)	50,000	52,937

Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	30,000	32,201
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	15,000	15,337
Select Medical Corp., 6.25%, 8/15/26(b)	100,000	105,722
Syneos Health, Inc., 3.63%, 1/15/29(b)	15,000	14,887
	Par(a)	Value
Healthcare - Services (Continued)

Tenet Healthcare Corp., 6.13%, 10/01/28(b)	$65,000	$69,225
UnitedHealth Group, Inc., 2.00%, 5/15/30	25,000	25,589
US Acute Care Solutions LLC, 6.38%, 3/01/26(b)	5,000	5,200
		1,907,829
Home Builders – 0.3%
Century Communities, Inc.,
5.88%, 7/15/25	100,000	102,770
6.75%, 6/01/27	100,000	106,199

Forestar Group, Inc., 3.85%, 5/15/26(b)	20,000	20,200
LGI Homes, Inc., 4.00%, 7/15/29(b)	30,000	30,431
M/I Homes, Inc., 4.95%, 2/01/28	25,000	26,200
Meritage Homes Corp., 5.13%, 6/06/27	100,000	112,400
NVR, Inc., 3.00%, 5/15/30	45,000	48,226
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 4/01/29(b)	50,000	51,255
Tri Pointe Homes, Inc., 5.70%, 6/15/28	50,000	55,378
Williams Scotsman International, Inc., 4.63%, 8/15/28(b)	365,000	375,950
Winnebago Industries, Inc., 6.25%, 7/15/28(b)	10,000	10,750
		939,759
Household Products/Wares – 0.0%(d)
Central Garden & Pet Co., 4.13%, 4/30/31(b)	35,000	35,700
Spectrum Brands, Inc., 3.88%, 3/15/31(b)	55,000	55,037
		90,737
Housewares – 0.0%(d)
Newell Brands, Inc., 4.70%, 4/01/26	100,000	111,375
Insurance – 0.3%
Aflac, Inc.,
1.13%, 3/15/26	180,000	181,163
3.60%, 4/01/30	95,000	108,351

Aon Corp., 2.80%, 5/15/30	20,000	21,388
AssuredPartners, Inc., 5.63%, 1/15/29(b)	15,000	14,891
Berkshire Hathaway, Inc., 3.13%, 3/15/26	95,000	104,174

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Insurance (Continued)
Marsh & McLennan Cos., Inc.,
3.88%, 3/15/24	$200,000	$216,468
4.38%, 3/15/29	50,000	59,274
2.25%, 11/15/30	50,000	51,571

MGIC Investment Corp., 5.25%, 8/15/28	50,000	53,154
Radian Group, Inc., 6.63%, 3/15/25	100,000	112,000
		922,434
Internet – 0.4%
Amazon.com, Inc., 2.10%, 5/12/31	110,000	113,649
Arches Buyer, Inc., 4.25%, 6/01/28(b)	15,000	15,221
Booking Holdings, Inc., 4.63%, 4/13/30	23,000	27,655
eBay, Inc., 1.90%, 3/11/25	210,000	217,358
Expedia Group, Inc., 3.60%, 12/15/23	70,000	74,368
Match Group Holdings II LLC, 4.13%, 8/01/30(b)	75,000	78,469
Netflix, Inc.,
3.63%, 6/15/25(b)	100,000	107,370
5.88%, 11/15/28	50,000	62,125
6.38%, 5/15/29	75,000	96,411
5.38%, 11/15/29(b)	75,000	92,531

TripAdvisor, Inc., 7.00%, 7/15/25(b)	5,000	5,328
Uber Technologies, Inc.,
7.50%, 5/15/25(b)	75,000	80,321
8.00%, 11/01/26(b)	200,000	214,250
6.25%, 1/15/28(b)	25,000	26,975

VeriSign, Inc., 4.75%, 7/15/27	100,000	106,183
		1,318,214
Investment Management Companies – 0.3%
Ares Capital Corp.,
4.25%, 3/01/25	100,000	108,380
3.88%, 1/15/26	172,000	185,644
2.15%, 7/15/26	88,000	88,677

Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(b)	40,000	41,494
FS KKR Capital Corp., 2.63%, 1/15/27	150,000	149,559
Goldman Sachs BDC, Inc., 2.88%, 1/15/26	95,000	98,927
Golub Capital BDC, Inc., 2.50%, 8/24/26	35,000	35,693
	Par(a)	Value
Investment Management Companies (Continued)

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 2/01/29	$60,000	$60,750
Owl Rock Capital Corp., 3.40%, 7/15/26	20,000	21,026
Prospect Capital Corp., 3.36%, 11/15/26	60,000	60,706
		850,856
Iron/Steel – 0.1%
Big River Steel LLC/BRS Finance Corp., 6.63%, 1/31/29(b)	30,000	32,962
Cleveland-Cliffs, Inc.,
5.88%, 6/01/27	50,000	52,750
4.63%, 3/01/29(b)	15,000	15,919
4.88%, 3/01/31(b)	35,000	37,800

Commercial Metals Co., 5.38%, 7/15/27	100,000	104,962
Reliance Steel & Aluminum Co., 1.30%, 8/15/25	40,000	40,204
United States Steel Corp., 6.88%, 3/01/29	30,000	32,563
		317,160
Leisure Time – 0.1%
Carnival Corp., 11.50%, 4/01/23(b)	6,000	6,765
Life Time, Inc., 5.75%, 1/15/26(b)	5,000	5,087
Royal Caribbean Cruises Ltd.,
9.13%, 6/15/23(b)	50,000	54,382
11.50%, 6/01/25(b)	25,000	28,625
4.25%, 7/01/26(b)	110,000	107,371

Vista Outdoor, Inc., 4.50%, 3/15/29(b)	140,000	142,549
		344,779
Lodging – 0.1%
Full House Resorts, Inc., 8.25%, 2/15/28(b)	10,000	10,821
Hilton Domestic Operating Co., Inc., 4.00%, 5/01/31(b)	50,000	51,176
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.88%, 7/01/31(b)	70,000	68,662

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Lodging (Continued)
Marriott International, Inc., 5.75%, 5/01/25	$80,000	$92,313
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(b)	25,000	25,156
		248,128
Machinery - Construction & Mining – 0.2%
BWX Technologies, Inc., 4.13%, 6/30/28(b)	115,000	117,875
Caterpillar Financial Services Corp.,
0.45%, 5/17/24	190,000	190,360
0.80%, 11/13/25	160,000	159,837

Terex Corp., 5.00%, 5/15/29(b)	250,000	259,063
		727,135
Machinery - Diversified – 0.0%(d)
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	110,000	112,887
Media – 0.3%
Beasley Mezzanine Holdings LLC, 8.63%, 2/01/26(b)	5,000	5,050
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/01/30(b)	200,000	211,990
4.50%, 5/01/32	100,000	104,625

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 8/15/27(b)(k)	15,000	15,509
DISH DBS Corp.,
5.88%, 11/15/24	100,000	107,738
7.75%, 7/01/26	50,000	57,063
7.38%, 7/01/28	20,000	21,638

GCI LLC, 4.75%, 10/15/28(b)	20,000	20,825
News Corp., 3.88%, 5/15/29(b)	25,000	25,449
Nexstar Media, Inc., 5.63%, 7/15/27(b)	100,000	105,720
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26(b)	25,000	25,875
Scripps Escrow, Inc., 5.88%, 7/15/27(b)	75,000	77,625
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	15,000	14,554
Sirius XM Radio, Inc., 4.00%, 7/15/28(b)	35,000	36,109
	Par(a)	Value
Media (Continued)
TEGNA, Inc.,
4.75%, 3/15/26(b)	$55,000	$58,369
5.00%, 9/15/29	200,000	209,000

Townsquare Media, Inc., 6.88%, 2/01/26(b)	15,000	15,994
		1,113,133
Mining – 0.1%
Arconic Corp., 6.13%, 2/15/28(b)	175,000	186,375
Freeport-McMoRan, Inc.,
4.38%, 8/01/28	80,000	84,700
5.45%, 3/15/43	50,000	64,272

Joseph T Ryerson & Son, Inc., 8.50%, 8/01/28(b)	13,000	14,365
Novelis Corp.,
11/15/26(b)(k)	60,000	60,900
8/15/31(b)(k)	25,000	25,281
		435,893
Miscellaneous Manufacturing – 0.0%(d)
General Electric Co., 3.63%, 5/01/30	30,000	33,891
Hillenbrand, Inc., 5.75%, 6/15/25	25,000	26,656
		60,547
Office/Business Equipment – 0.0%(d)
Xerox Holdings Corp., 5.50%, 8/15/28(b)	25,000	26,374
Oil & Gas – 0.7%
Antero Resources Corp.,
8.38%, 7/15/26(b)	3,000	3,394
7.63%, 2/01/29(b)	110,000	120,554
5.38%, 3/01/30(b)	20,000	20,350
Apache Corp.,
4.63%, 11/15/25	25,000	26,875
4.88%, 11/15/27	35,000	37,618
4.25%, 1/15/30	50,000	52,125
5.10%, 9/01/40	25,000	26,813
4.75%, 4/15/43	25,000	25,688

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(b)	10,000	10,804
Chevron Corp., 1.55%, 5/11/25	80,000	82,260
Chevron USA, Inc.,
3.85%, 1/15/28	30,000	34,363
3.25%, 10/15/29	20,000	22,325
CNX Resources Corp.,
7.25%, 3/14/27(b)	125,000	133,086

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas (Continued)
CNX Resources Corp.,
6.00%, 1/15/29(b)	$40,000	$42,411

Continental Resources, Inc., 4.38%, 1/15/28	75,000	83,062
CrownRock L.P./CrownRock Finance, Inc., 5.00%, 5/01/29(b)	10,000	10,438
CVR Energy, Inc., 5.25%, 2/15/25(b)	25,000	24,313
Diamondback Energy, Inc.,
0.90%, 3/24/23	30,000	29,992
3.13%, 3/24/31	25,000	26,244
EQT Corp.,
3.90%, 10/01/27	100,000	108,375
7.50%, 2/01/30	100,000	131,345

Exxon Mobil Corp., 2.99%, 3/19/25	80,000	85,891
Hess Corp., 4.30%, 4/01/27	50,000	55,878
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 2/01/31(b)	30,000	31,309
Murphy Oil Corp., 6.38%, 7/15/28	35,000	37,003
Northern Oil and Gas, Inc., 8.13%, 3/01/28(b)	65,000	68,078
Occidental Petroleum Corp.,
2.90%, 8/15/24	150,000	151,102
8.00%, 7/15/25	40,000	47,478
5.50%, 12/01/25	25,000	27,500
8.50%, 7/15/27	65,000	81,080
6.38%, 9/01/28	45,000	52,425
3.50%, 8/15/29	75,000	74,812
6.13%, 1/01/31	25,000	29,534
6.45%, 9/15/36	25,000	30,184
4.40%, 4/15/46	50,000	49,053

Ovintiv Exploration, Inc., 5.38%, 1/01/26	50,000	56,435
Ovintiv, Inc., 6.50%, 8/15/34	50,000	66,696
Pioneer Natural Resources Co., 0.55%, 5/15/23	40,000	40,049
Range Resources Corp.,
4.88%, 5/15/25	100,000	103,699
9.25%, 2/01/26	30,000	32,550
Southwestern Energy Co.,
7.50%, 4/01/26	100,000	105,481
7.75%, 10/01/27	75,000	80,437
8.38%, 9/15/28	15,000	16,728
	Par(a)	Value
Oil & Gas (Continued)

Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	$35,000	$35,787
		2,411,624
Oil & Gas Services – 0.0%(d)
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 4/01/28(b)	50,000	51,012
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 5/01/30	50,000	59,737
Bristow Group, Inc., 6.88%, 3/01/28(b)	10,000	10,267
		121,016
Packaging & Containers – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 4/30/25(b)	200,000	208,743
Ball Corp., 2.88%, 8/15/30	45,000	44,533
Berry Global, Inc., 4.50%, 2/15/26(b)	45,000	45,900
Graphic Packaging International LLC, 3.50%, 3/01/29(b)	10,000	9,936
Greif, Inc., 6.50%, 3/01/27(b)	50,000	52,625
Silgan Holdings, Inc., 4.75%, 3/15/25	100,000	101,375
		463,112
Pharmaceuticals – 0.4%
AbbVie, Inc.,
3.85%, 6/15/24	100,000	108,312
2.60%, 11/21/24	370,000	391,432
3.80%, 3/15/25	70,000	76,687

Bausch Health Cos., Inc., 5.25%, 2/15/31(b)	35,000	32,812
CVS Health Corp., 1.30%, 8/21/27	65,000	64,566
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 9/01/25(b)	100,000	108,625
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(b)	100,000	100,950
Horizon Therapeutics USA, Inc., 5.50%, 8/01/27(b)	200,000	212,142
McKesson Corp., 0.90%, 12/03/25	75,000	74,663

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Pharmaceuticals (Continued)

Owens & Minor, Inc., 4.50%, 3/31/29(b)	$20,000	$20,500
Viatris, Inc, 1.65%, 6/22/25(b)	30,000	30,528
Zoetis, Inc., 2.00%, 5/15/30	100,000	101,326
		1,322,543
Pipelines – 0.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 3/01/27(b)	75,000	77,250
5.38%, 6/15/29(b)	65,000	66,751
Cheniere Corpus Christi Holdings LLC,
5.88%, 3/31/25	255,000	291,407
3.70%, 11/15/29	40,000	44,133

Cheniere Energy Partners L.P., 5.63%, 10/01/26	50,000	51,630
Cheniere Energy, Inc., 4.63%, 10/15/28	25,000	26,354
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	30,000	31,200
DCP Midstream Operating L.P., 5.60%, 4/01/44	25,000	28,660
Energy Transfer L.P., 4.05%, 3/15/25	50,000	54,328
EnLink Midstream LLC,
5.63%, 1/15/28(b)	25,000	26,455
5.38%, 6/01/29	25,000	26,005
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	50,000	52,264
5.45%, 6/01/47	25,000	24,250
EQM Midstream Partners L.P.,
4.13%, 12/01/26	100,000	100,996
6.50%, 7/01/27(b)	20,000	22,450
6.50%, 7/15/48	10,000	10,987

Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27	40,000	41,242
Global Partners L.P./GLP Finance Corp., 6.88%, 1/15/29	100,000	105,250
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	35,000	37,425
Hess Midstream Operations L.P., 5.13%, 6/15/28(b)	75,000	78,562
	Par(a)	Value
Pipelines (Continued)
MPLX L.P.,
4.88%, 12/01/24	$12,000	$13,408
2.65%, 8/15/30	20,000	20,533
New Fortress Energy, Inc.,
6.75%, 9/15/25(b)	115,000	117,302
6.50%, 9/30/26(b)	100,000	101,022

NuStar Logistics L.P., 5.63%, 4/28/27	25,000	26,993
ONEOK, Inc.,
2.75%, 9/01/24	50,000	52,677
6.35%, 1/15/31	60,000	78,050

Sabine Pass Liquefaction LLC, 5.63%, 4/15/23	100,000	107,087
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(b)	100,000	102,250
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 3/01/30	25,000	27,529
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	30,000	32,714
Western Midstream Operating L.P.,
4.65%, 7/01/26	50,000	53,597
4.75%, 8/15/28	25,000	27,123
5.30%, 2/01/30	75,000	84,190
5.50%, 8/15/48	25,000	27,875
		2,069,949
Real Estate – 0.0%(d)
Howard Hughes (The) Corp., 4.38%, 2/01/31(b)	15,000	14,961
Kennedy-Wilson, Inc., 5.00%, 3/01/31	45,000	46,125
Realogy Group LLC/Realogy Co-Issuer Corp.,
7.63%, 6/15/25(b)	20,000	21,550
5.75%, 1/15/29(b)	25,000	26,219
		108,855
Real Estate Investment Trusts – 0.8%
American Tower Corp.,
0.60%, 1/15/24	135,000	134,848
5.00%, 2/15/24	80,000	88,499

Camden Property Trust, 3.15%, 7/01/29	50,000	55,287
Crown Castle International Corp.,
3.20%, 9/01/24	30,000	32,030

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Crown Castle International Corp.,
1.35%, 7/15/25	$200,000	$202,291

Digital Realty Trust L.P., 4.75%, 10/01/25	80,000	91,400
Diversified Healthcare Trust, 9.75%, 6/15/25	100,000	110,375
Equinix, Inc.,
2.63%, 11/18/24	80,000	84,324
1.25%, 7/15/25	200,000	201,357

Essex Portfolio L.P., 1.70%, 3/01/28	230,000	230,505
Federal Realty Investment Trust, 3.95%, 1/15/24	50,000	53,799
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 1/15/31	75,000	82,027
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(b)	35,000	34,846
Iron Mountain, Inc.,
5.00%, 7/15/28(b)	75,000	77,906
4.88%, 9/15/29(b)	75,000	78,563
5.25%, 7/15/30(b)	40,000	42,625
4.50%, 2/15/31(b)	30,000	30,675
5.63%, 7/15/32(b)	50,000	54,086

iStar, Inc., 4.25%, 8/01/25	100,000	103,681
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(b)	80,000	79,700
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/01/27	100,000	111,750
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	35,000	35,909
New Residential Investment Corp., 6.25%, 10/15/25(b)	25,000	24,969
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(b)	110,000	117,425
Public Storage, 3.39%, 5/01/29	25,000	28,011
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 2/15/29(b)	80,000	80,800
SBA Communications Corp., 3.13%, 2/01/29(b)	10,000	9,821
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Service Properties Trust,
7.50%, 9/15/25	$50,000	$56,375
4.38%, 2/15/30	75,000	70,123

Simon Property Group L.P., 3.50%, 9/01/25	65,000	71,237
Starwood Property Trust, Inc.,
5.50%, 11/01/23(b)	35,000	36,706
4.75%, 3/15/25	50,000	52,750
3.63%, 7/15/26(b)	25,000	25,406

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25(b)	50,000	53,250
VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	50,000	52,587
Welltower, Inc., 4.00%, 6/01/25	25,000	27,690
XHR L.P.,
6.38%, 8/15/25(b)	30,000	31,993
4.88%, 6/01/29(b)	20,000	20,439
		2,776,065
Retail – 0.3%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(b)	225,000	248,344
Asbury Automotive Group, Inc., 4.75%, 3/01/30	35,000	37,056
AutoNation, Inc., 1.95%, 8/01/28	35,000	35,098
Carrols Restaurant Group, Inc., 5.88%, 7/01/29(b)	35,000	33,949
Gap (The), Inc.,
8.63%, 5/15/25(b)	50,000	54,650
8.88%, 5/15/27(b)	50,000	57,687

Group 1 Automotive, Inc., 4.00%, 8/15/28(b)	20,000	20,533
GYP Holdings III Corp., 4.63%, 5/01/29(b)	15,000	15,150
L Brands, Inc.,
5.25%, 2/01/28	25,000	28,121
6.63%, 10/01/30(b)	35,000	40,338

Lithia Motors, Inc., 5.25%, 8/01/25(b)	50,000	51,313
Lowe's Cos., Inc., 4.00%, 4/15/25	45,000	49,867
Macy's Retail Holdings LLC, 5.88%, 4/01/29(b)	5,000	5,274
Macy's, Inc., 8.38%, 6/15/25(b)	25,000	27,250

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Retail (Continued)

Michaels (The) Cos., Inc., 5.25%, 5/01/28(b)	$20,000	$20,700
Murphy Oil USA, Inc., 3.75%, 2/15/31(b)	25,000	24,938
QVC, Inc., 4.38%, 9/01/28	90,000	92,417
Ross Stores, Inc., 4.70%, 4/15/27	2,000	2,333
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 9/30/26(b)	10,000	10,525
Victoria's Secret & Co., 4.63%, 7/15/29(b)	20,000	20,027
White Cap Buyer LLC, 6.88%, 10/15/28(b)	10,000	10,675
Yum! Brands, Inc.,
4.75%, 1/15/30(b)	50,000	54,750
4.63%, 1/31/32	100,000	107,375
		1,048,370
Semiconductors – 0.3%
Amkor Technology, Inc., 6.63%, 9/15/27(b)	100,000	107,415
Broadcom, Inc.,
4.70%, 4/15/25	225,000	252,798
4.25%, 4/15/26	100,000	112,277

Entegris, Inc., 3.63%, 5/01/29(b)	30,000	30,750
Intel Corp., 3.75%, 3/25/27	100,000	113,305
Micron Technology, Inc., 4.64%, 2/06/24	86,000	93,683
Qorvo, Inc., 4.38%, 10/15/29	100,000	108,846
Skyworks Solutions, Inc., 0.90%, 6/01/23	95,000	95,355
		914,429
Software – 0.4%
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 1/31/26(b)	20,000	21,000
Camelot Finance S.A., 4.50%, 11/01/26(b)	50,000	52,125
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25(b)	100,000	101,125
Citrix Systems, Inc., 1.25%, 3/01/26	130,000	129,400
Clarivate Science Holdings Corp.,
3.88%, 6/30/28(b)	50,000	50,413
4.88%, 6/30/29(b)	50,000	50,357

Elastic N.V., 4.13%, 7/15/29(b)	15,000	15,057
	Par(a)	Value
Software (Continued)

Fidelity National Information Services, Inc., 1.15%, 3/01/26	$25,000	$25,036
Intuit, Inc.,
1.35%, 7/15/27	60,000	60,610
1.65%, 7/15/30	45,000	44,963

J2 Global, Inc., 4.63%, 10/15/30(b)	145,000	154,062
MSCI, Inc.,
3.88%, 2/15/31(b)	100,000	106,250
3.63%, 11/01/31(b)	100,000	105,710

Nuance Communications, Inc., 5.63%, 12/15/26	125,000	130,156
Oracle Corp., 1.65%, 3/25/26	180,000	183,344
Roper Technologies, Inc., 1.00%, 9/15/25	45,000	44,999
SS&C Technologies, Inc., 5.50%, 9/30/27(b)	156,000	165,103
VMware, Inc., 4.50%, 5/15/25	10,000	11,195
		1,450,905
Telecommunications – 0.5%
AT&T, Inc., 1.70%, 3/25/26	295,000	299,581
Avaya, Inc., 6.13%, 9/15/28(b)	15,000	16,050
Cincinnati Bell, Inc., 7.00%, 7/15/24(b)	75,000	76,594
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	15,000	16,196
Embarq Corp., 8.00%, 6/01/36	25,000	28,000
Frontier Communications Holdings LLC, 5.88%, 10/15/27(b)	10,000	10,687
HC2 Holdings, Inc., 8.50%, 2/01/26(b)	20,000	19,892
Level 3 Financing, Inc., 3.63%, 1/15/29(b)	100,000	97,138
Lumen Technologies, Inc., 4.50%, 1/15/29(b)	50,000	49,090
Motorola Solutions, Inc., 4.60%, 5/23/29	30,000	35,426
Sprint Capital Corp.,
6.88%, 11/15/28	50,000	64,506
8.75%, 3/15/32	75,000	115,603

Sprint Corp., 7.13%, 6/15/24	100,000	114,975
Switch Ltd., 3.75%, 9/15/28(b)	45,000	46,034

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Telecommunications (Continued)

T-Mobile USA, Inc., 3.50%, 4/15/25	$425,000	$461,542
Verizon Communications, Inc., 3.00%, 3/22/27	100,000	108,511
ViaSat, Inc.,
5.63%, 4/15/27(b)	100,000	103,875
6.50%, 7/15/28(b)	115,000	121,756
		1,785,456
Transportation – 0.1%
Cargo Aircraft Management, Inc., 4.75%, 2/01/28(b)	10,000	10,225
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29(b)	75,000	75,094
United Parcel Service, Inc., 4.45%, 4/01/30	60,000	73,205
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(b)	15,000	16,037
XPO Logistics, Inc., 6.25%, 5/01/25(b)	50,000	53,063
		227,624
Trucking & Leasing – 0.1%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/25(b)	30,000	31,087
9.75%, 8/01/27(b)	320,000	364,800
		395,887
Total Corporate Bonds (Cost $46,747,641)		47,853,022

Foreign Issuer Bonds – 2.0%
Brazil – 0.0%(d)
Vale Overseas Ltd., 3.75%, 7/08/30	80,000	85,600
Burkina Faso – 0.0%(d)
IAMGOLD Corp., 5.75%, 10/15/28(b)	30,000	30,825
Canada – 0.8%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(b)	95,000	95,812
4.00%, 10/15/30(b)	130,000	129,654

Air Canada, 8/15/26(b)(k)	35,000	35,084
Bank of Montreal, 0.45%, 12/08/23	180,000	180,029
	Par(a)	Value
Canada (Continued)
Bank of Nova Scotia (The),
0.65%, 7/31/24	$95,000	$95,094
1.05%, 3/02/26	90,000	89,734
1.35%, 6/24/26	160,000	161,440

Brookfield Asset Management, Inc., 4.00%, 1/15/25	50,000	54,900
Brookfield Finance I UK PLC, 2.34%, 1/30/32	20,000	20,214
Canadian Imperial Bank of Commerce,
0.45%, 6/22/23	135,000	135,087
0.95%, 10/23/25	170,000	170,335

Cascades, Inc./Cascades USA, Inc., 5.38%, 1/15/28(b)	130,000	136,825
Cenovus Energy, Inc.,
3.80%, 9/15/23	25,000	26,331
5.38%, 7/15/25	10,000	11,409
4.25%, 4/15/27	100,000	111,938
6.75%, 11/15/39	50,000	68,207

Empire Communities Corp., 7.00%, 12/15/25(b)	20,000	21,075
Enbridge, Inc.,
3.50%, 6/10/24	80,000	85,787
2.50%, 1/15/25	100,000	105,299

Fairfax Financial Holdings Ltd., 3.38%, 3/03/31(b)	25,000	26,676
Garda World Security Corp., 6.00%, 6/01/29(b)	25,000	24,469
GFL Environmental, Inc., 3.75%, 8/01/25(b)	25,000	25,656
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(b)	20,000	20,280
MEG Energy Corp., 5.88%, 2/01/29(b)	20,000	20,650
Methanex Corp., 5.25%, 12/15/29	75,000	82,913
Parkland Corp., 5.88%, 7/15/27(b)	50,000	53,313
Royal Bank of Canada, 1.20%, 4/27/26	70,000	70,207
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 3/15/29(b)	10,000	10,268
Taseko Mines Ltd., 7.00%, 2/15/26(b)	50,000	51,453
Telesat Canada/Telesat LLC,
5.63%, 12/06/26(b)	15,000	13,912
6.50%, 10/15/27(b)	75,000	63,563

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Canada (Continued)

Tervita Corp., 11.00%, 12/01/25(b)	$19,000	$21,755
Toronto-Dominion Bank (The),
0.30%, 6/02/23	50,000	49,974
3.25%, 3/11/24	50,000	53,471
0.75%, 1/06/26	160,000	158,973
		2,481,787
Germany – 0.1%
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(j)	200,000	217,002
Deutsche Telekom International Finance B.V., 8.75%, 6/15/30	140,000	211,569
Mercer International, Inc., 5.13%, 2/01/29	10,000	10,188
		438,759
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23	220,000	235,410
Italy – 0.0%(d)
Telecom Italia Capital S.A.,
6.38%, 11/15/33	50,000	59,125
6.00%, 9/30/34	20,000	22,950
		82,075
Japan – 0.4%
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	200,000	202,287
Mizuho Financial Group, Inc.,
(1.25% - SOFR), 1.24%, 7/10/24(j)	200,000	202,584
(3M USD LIBOR + 1.00%), 3.92%, 9/11/24(j)	200,000	213,810

Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	204,729
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	200,000	210,331
Toyota Motor Corp., 0.68%, 3/25/24	195,000	195,810
		1,229,551
Luxembourg – 0.0%(d)
ArcelorMittal S.A., 4.25%, 7/16/29	50,000	56,477
	Par(a)	Value
Peru – 0.0%(d)
Southern Copper Corp., 3.88%, 4/23/25	$5,000	$5,454
Spain – 0.1%
Banco Santander S.A.,
(1Y US Treasury CMT + 0.45%), 0.70%, 6/30/24(j)	200,000	200,648
1.85%, 3/25/26	200,000	203,296
		403,944
Switzerland – 0.0%(d)
Novartis Capital Corp., 2.20%, 8/14/30	10,000	10,510
United Kingdom – 0.5%
Barclays PLC, (3M USD LIBOR + 1.40%), 4.61%, 2/15/23(j)	200,000	204,441
HSBC Holdings PLC, (3M USD LIBOR + 1.06%), 3.26%, 3/13/23(j)	200,000	203,560
Lloyds Banking Group PLC, (1Y US Treasury CMT + 0.55%), 0.70%, 5/11/24(j)	200,000	200,766
Reynolds American, Inc., 4.45%, 6/12/25	125,000	138,932
Santander UK Group Holdings PLC, (SOFR + 0.79%), 1.09%, 3/15/25(j)	300,000	301,500
Unilever Capital Corp., 3.38%, 3/22/25	100,000	108,851
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(b)	200,000	201,456
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(b)	200,000	204,242
		1,563,748
Total Foreign Issuer Bonds (Cost $6,509,884)		6,624,140

Mortgage-Backed Securities – 12.7%
Federal Home Loan Mortgage Corporation – 1.1%
Pool,
#QA2226, 3.00%, 7/01/46	46,315	49,044
#QA2237, 3.00%, 7/01/46	102,372	108,393
#QA8965, 3.00%, 4/01/50	28,575	30,001
#RA2621, 4.00%, 5/01/50	59,558	63,513
#RA3022, 2.50%, 6/01/50	44,075	45,961
#RA3174, 3.00%, 7/01/50	56,603	59,745

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
#RA3382, 3.00%, 8/01/50	$124,243	$132,318
#RA3935, 2.50%, 11/01/50	303,623	316,508
#SB0383, 2.50%, 4/01/32	144,564	152,884
#SB8500, 2.50%, 7/01/35	147,408	156,465
#SB8505, 2.50%, 10/01/35	449,150	475,833
#SD0514, 2.00%, 10/01/50	72,124	73,863
#SD7521, 2.50%, 7/01/50	44,808	47,215
#SD8074, 3.00%, 7/01/50	210,048	220,079
#SD8092, 3.00%, 9/01/50	106,655	111,834
#SD8146, 2.00%, 5/01/51	1,051,422	1,072,907
#ZS4693, 3.00%, 12/01/46	254,882	269,553
#ZS4746, 3.00%, 12/01/47	13,798	14,510
#ZS7757, 3.00%, 3/01/30	265,000	280,319
#ZT1858, 4.50%, 4/01/49	69,994	76,700
		3,757,645
Federal Home Loan Mortgage Corporation Gold – 0.1%
Pool,
#G08697, 3.00%, 3/01/46	155,551	164,725
#G08737, 3.00%, 12/01/46	181,817	192,340
		357,065
Federal National Mortgage Association – 2.9%
Pool,
#AS5640, 3.50%, 8/01/45	63,214	68,871
#BM5024, 3.00%, 11/01/48	28,308	29,730
#BN3960, 4.50%, 1/01/49	15,920	17,184
#BR7647, 2.00%, 4/01/51	48,424	49,415
#CA3666, 4.00%, 6/01/49	546,695	594,546
#CA5182, 4.50%, 2/01/50	738,652	806,587
#CA5575, 4.00%, 4/01/50	389,848	417,880
#CA5754, 4.00%, 5/01/50	43,737	46,782
#CA6317, 3.00%, 7/01/50	43,128	45,857
	Par(a)	Value
Federal National Mortgage Association (Continued)
Pool,
#CA7368, 2.50%, 10/01/50	$160,755	$167,614
#CA7572, 2.50%, 10/01/50	137,191	144,310
#CA7573, 2.50%, 11/01/50	205,799	216,322
#CB0235, 2.00%, 4/01/51	124,659	127,399
#CB0400, 2.00%, 5/01/51	25,669	26,440
#CB0684, 2.00%, 6/01/51	87,650	89,533
#CB0819, 2.00%, 6/01/51	177,193	181,088
#CB1065, 2.50%, 7/01/51	174,823	182,301
#FM2888, 3.50%, 1/01/49	68,552	72,641
#FM4808, 2.50%, 11/01/50	91,342	95,242
#FM6135, 2.00%, 2/01/51	48,692	49,770
#FM6834, 2.00%, 4/01/51	237,780	243,228
#FM7259, 2.50%, 5/01/36	266,425	280,180
#FM7719, 2.00%, 6/01/51	298,784	305,630
#FM7840, 4.00%, 4/01/50	117,000	125,020
#MA3238, 3.50%, 1/01/48	1,688,801	1,799,084
#MA3467, 4.00%, 9/01/48	167,198	178,659
#MA4026, 4.00%, 5/01/50	816,128	872,706
#MA4156, 2.50%, 10/01/35	100,056	104,810
#MA4326, 2.50%, 5/01/51	123,482	128,722
#MA4356, 2.50%, 6/01/51	271,751	283,284
#MA4357, 6/01/51(k)	979,890	1,032,591
#MA4378, 2.00%, 7/01/51	259,356	264,656
#MA4398, 2.00%, 8/01/51	577,000	588,791
		9,636,873
Government National Mortgage Association – 2.7%
Pool TBA, 8/01/51(k)	8,569,000	8,908,188
Government National Mortgage Association II – 1.7%
Pool,
#785043, 3.00%, 4/20/49	359,893	379,747
#BW4651, 2.50%, 8/20/50	22,480	23,378
#BW4741, 2.50%, 9/20/50	24,394	25,369

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Government National Mortgage Association II (Continued)
Pool,
#BW6206, 2.50%, 8/20/50	$44,747	$46,539
#BY0776, 2.50%, 9/20/50	48,075	49,998
#BY0805, 2.50%, 9/20/50	45,822	47,657
#MA4125, 2.50%, 12/20/46	44,500	46,499
#MA4962, 3.50%, 1/20/48	1,336,375	1,418,794
#MA5397, 3.50%, 8/20/48	293,098	309,474
#MA5467, 4.50%, 9/20/48	76,997	82,331
#MA6338, 3.00%, 12/20/49	1,386,703	1,451,700
#MA6409, 3.00%, 1/20/50	82,858	87,136
#MA6412, 4.50%, 1/20/50	174,093	185,167
#MA6474, 3.00%, 2/20/50	47,636	49,926
#MA6766, 3.00%, 7/20/50	539,020	564,886
#MA7052, 2.50%, 12/20/50	477,204	496,358
#MA7136, 2.50%, 1/20/51	24,150	25,108
#MA7193, 2.50%, 2/20/51	193,564	201,547
		5,491,614
Uniform Mortgage-Backed Securities – 4.2%
Pool TBA,
8/01/36(k)	3,760,000	3,906,936
8/01/51(k)	4,910,000	5,230,788
9/01/51(k)	4,575,000	4,756,199
		13,893,923
Total Mortgage-Backed Securities (Cost $41,927,335)		42,045,308

	Number of Shares
Preferred Stocks – 0.9%
Real Estate Investment Trusts – 0.9%
AGNC Investment Corp., 6.13%(c)	21,599	548,615
Chimera Investment Corp., 8.00%(c)	13,863	364,181
MFA Financial, Inc., 6.50%(c)	35,021	812,487
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
New Residential Investment Corp., 6.38%(c)	33,628	$792,948
New York Mortgage Trust, Inc., 0.00%(c)*	18,982	462,781
		2,981,012
Total Preferred Stocks (Cost $2,922,520)		2,981,012

Rights – 0.0%(d)
Biotechnology – 0.0%(d)
Pfenex, Inc. CVR(l)*	53,807	43,691
Pharmaceuticals – 0.0%(d)
Elanco Animal Health, Inc.*	22,842	—
Total Rights (Cost $51,117)		43,691

Warrants – 0.0%(d)
Auto Manufacturers – 0.0%(d)
Lightning eMotors, Inc., Strike Price $11.50, Expires 7/02/25*	10,521	11,360
Healthcare - Services – 0.0%(d)
UpHealth, Inc., Strike Price $11.50, Expires 7/01/24*	254	188
Total Warrants (Cost $—)		11,548

Investment Companies – 0.7%
ProShares Short 20+ Year Treasury*	135,857	2,202,242
Total Investment Companies (Cost $2,387,865)		2,202,242

Short-Term Investments – 8.2%
Corporate Bonds – 0.1%
Williams (The) Cos., Inc., 3.60%, 3/15/22	40,000	40,574
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 7/23/22	200,000	206,434
Ares Capital Corp., 3.63%, 1/19/22	60,000	60,643
Air Lease Corp., 3.50%, 1/15/22	50,000	50,725

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Corporate Bonds (Continued)
General Motors Financial Co., Inc., 3.55%, 7/08/22	200,000	$205,704
Money Market Fund – 7.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(m)	26,195,938	26,195,938
Convertible Bonds – 0.2%
Golar LNG Ltd., 2.75%, 2/15/22	622,000	615,780
Total Short-Term Investments (Cost $27,368,734)		27,375,798

Number of Contracts		Notional Amount
Purchased Options – 0.1%
Call Options - Exchange Traded – 0.1%
Cabot Oil & Gas Corp., Strike Price $17.00, Expires 8/20/21	288	460,800	5,760
Canadian National Railway Co., Strike Price $105.00, Expires 8/20/21	94	1,021,122	47,940
Constellation Pharmaceuticals, Inc., Strike Price $35.00, Expires 9/17/21	165	560,835	825
iShares Core Aggressive Allocation ETF, Strike Price $240.00, Expires 8/20/21	92	651,912	191,820
			246,345
Put Options - Exchange Traded – 0.0%(d)
ChargePoint Holdings, Inc., Strike Price $17.50, Expires 8/20/21	38	89,870	456
Defiance NextGen SPAC Derived ETF,
Strike Price $20.00, Expires 8/20/21	53	124,232	928
Strike Price $21.00, Expires 8/20/21	53	124,232	1,457
			2,841
Total Purchased Options (Premiums Received $130,257)			249,186
Total Long Positions – 105.5% (Cost $339,814,465)			350,436,451

	Number of Shares	Value
Short Positions – (19.7)%
Common Stocks – (18.0)%
Aerospace/Defense – (0.0)%(d)
Kaman Corp.	(2,468)	$(109,456)
Agriculture – (0.1)%
Bunge Ltd.	(2,791)	(216,665)
Airlines – (0.1)%
Spirit Airlines, Inc.*	(5,726)	(154,488)
Auto Manufacturers – (0.1)%
NIO, Inc. ADR (China)*	(3,902)	(174,341)
Auto Parts & Equipment – (0.0)%(d)
Meritor, Inc.*	(5,462)	(132,891)
Biotechnology – (0.9)%
Avid Bioservices, Inc.*	(12,900)	(330,885)
Bridgebio Pharma, Inc.*	(5,589)	(298,732)
Dynavax Technologies Corp.*	(33,664)	(314,422)
Exact Sciences Corp.(g)*	(4,707)	(507,603)
Gossamer Bio, Inc.*	(36,273)	(285,106)
Halozyme Therapeutics, Inc.*	(5,249)	(216,941)
Innoviva, Inc.*	(9,093)	(128,939)
Insmed, Inc.(g)*	(12,632)	(310,747)
Ionis Pharmaceuticals, Inc.*	(2,340)	(86,908)
Ligand Pharmaceuticals, Inc.*	(836)	(94,894)
Radius Health, Inc.*	(7,176)	(108,573)
Theravance Biopharma, Inc.*	(4,071)	(52,841)
Travere Therapeutics, Inc.*	(8,055)	(110,756)
		(2,847,347)
Commercial Services – (1.9)%
2U, Inc.(g)*	(8,626)	(374,368)
FTI Consulting, Inc.*	(4,112)	(599,119)
S&P Global, Inc.	(11,280)	(4,835,962)
Sabre Corp.*	(22,694)	(267,562)
Stride, Inc.*	(9,102)	(279,067)
		(6,356,078)
Computers – (0.5)%
Lumentum Holdings, Inc.(g)*	(5,444)	(457,242)
Mitek Systems, Inc.*	(18,481)	(408,615)
NCR Corp.*	(12,043)	(534,709)
Vocera Communications, Inc.*	(9,546)	(400,550)
		(1,801,116)

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Diversified Financial Services – (0.8)%
Affiliated Managers Group, Inc.	(1,490)	$(236,075)
Coinbase Global, Inc., Class A*	(493)	(116,634)
Cowen, Inc., Class A	(21,128)	(844,697)
Encore Capital Group, Inc.*	(8,977)	(424,971)
I3 Verticals, Inc., Class A*	(10,453)	(333,660)
PRA Group, Inc.*	(6,092)	(236,309)
WisdomTree Investments, Inc.	(62,288)	(384,940)
		(2,577,286)
Electric – (0.2)%
Algonquin Power & Utilities Corp. (Canada)	(22,403)	(357,776)
NRG Energy, Inc.	(9,895)	(408,070)
		(765,846)
Electronics – (0.6)%
GoPro, Inc. Class A*	(25,245)	(258,509)
II-VI, Inc.(g)*	(19,638)	(1,370,929)
OSI Systems, Inc.*	(2,835)	(283,641)
		(1,913,079)
Energy - Alternate Sources – (0.3)%
Enphase Energy, Inc.(g)*	(2,230)	(422,808)
Sunnova Energy International, Inc.(g)*	(11,980)	(456,438)
Sunrun, Inc.*	(3,822)	(202,451)
		(1,081,697)
Engineering & Construction – (0.1)%
Fluor Corp.*	(23,837)	(397,124)
Food – (0.1)%
Beyond Meat, Inc.(g)*	(983)	(120,614)
Chefs' Warehouse (The), Inc.*	(9,919)	(286,858)
		(407,472)
Healthcare - Products – (0.1)%
SmileDirectClub, Inc.*	(24,805)	(175,123)
Home Builders – (0.1)%
Winnebago Industries, Inc.	(6,614)	(475,348)
Insurance – (1.8)%
Aon PLC, Class A	(22,697)	(5,901,901)
Internet – (0.9)%
21Vianet Group, Inc. ADR (China)*	(4,562)	(79,059)
fuboTV, Inc.(g)*	(5,864)	(152,698)
Groupon, Inc.(g)*	(3,718)	(135,224)
iQIYI, Inc. ADR (China)*	(8,329)	(92,952)
	Number of Shares	Value
Internet (Continued)
JOYY, Inc. ADR (China)	(2,260)	$(120,797)
Magnite, Inc.*	(6,330)	(191,799)
Perficient, Inc.*	(7,878)	(742,817)
Q2 Holdings, Inc.*	(4,474)	(462,209)
RealReal (The), Inc.(g)*	(9,210)	(152,057)
Spotify Technology S.A.*	(667)	(152,523)
TripAdvisor, Inc.*	(3,818)	(144,893)
Zillow Group, Inc., Class C*	(4,853)	(515,680)
		(2,942,708)
Leisure Time – (0.3)%
Callaway Golf Co.(g)*	(19,038)	(603,124)
Royal Caribbean Cruises Ltd.*	(7,017)	(539,397)
		(1,142,521)
Lodging – (0.3)%
Huazhu Group Ltd. ADR (China)*	(12,081)	(543,403)
Marcus (The) Corp.(g)*	(28,169)	(452,676)
		(996,079)
Machinery - Construction & Mining – (0.1)%
Bloom Energy Corp., Class A*	(16,257)	(354,403)
Machinery - Diversified – (0.2)%
Middleby (The) Corp.*	(3,372)	(645,704)
Valmet OYJ (Finland)	(3,571)	(149,029)
		(794,733)
Media – (0.2)%
Cable One, Inc.	(116)	(219,007)
DISH Network Corp., Class A*	(8,374)	(350,787)
		(569,794)
Oil & Gas – (0.4)%
Cabot Oil & Gas Corp.(g)	(57,537)	(920,592)
Centennial Resource Development, Inc., Class A*	(96,633)	(503,458)
		(1,424,050)
Oil & Gas Services – (0.1)%
Helix Energy Solutions Group, Inc.*	(46,003)	(190,912)
Pharmaceuticals – (0.3)%
Coherus Biosciences, Inc.*	(19,523)	(254,775)
Flexion Therapeutics, Inc.*	(3,711)	(22,006)
Jazz Pharmaceuticals PLC*	(3,280)	(556,026)
Zogenix, Inc.*	(14,600)	(236,666)
		(1,069,473)

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Pipelines – (0.0)%(d)
Cheniere Energy, Inc.*	(489)	$(41,531)
Real Estate – (0.3)%
Deutsche Wohnen S.E. (Germany)	(9,350)	(583,741)
Realogy Holdings Corp.*	(9,824)	(174,081)
Redfin Corp.(g)*	(3,071)	(179,868)
		(937,690)
Real Estate Investment Trusts – (1.7)%
Equity Commonwealth	(42,342)	(1,113,171)
iStar, Inc.	(27,867)	(675,218)
Pebblebrook Hotel Trust	(25,359)	(570,324)
Realty Income Corp.	(31,108)	(2,186,581)
Summit Hotel Properties, Inc.*	(22,126)	(199,355)
Ventas, Inc.	(12,289)	(734,637)
		(5,479,286)
Retail – (0.3)%
Burlington Stores, Inc.*	(1,971)	(659,891)
Cheesecake Factory (The), Inc.*	(2,792)	(126,366)
Vroom, Inc.*	(3,227)	(119,528)
		(905,785)
Semiconductors – (2.3)%
Advanced Micro Devices, Inc.*	(26,204)	(2,782,603)
Analog Devices, Inc.	(26,662)	(4,463,752)
MACOM Technology Solutions Holdings, Inc.*	(2,706)	(167,014)
MKS Instruments, Inc.	(2,055)	(321,484)
		(7,734,853)
Software – (2.0)%
8x8, Inc.*	(11,418)	(291,844)
Avaya Holdings Corp.(g)*	(8,227)	(199,258)
Bentley Systems, Inc., Class B	(3,547)	(215,693)
Ceridian HCM Holding, Inc.*	(1,915)	(188,436)
Clarivate PLC (United Kingdom)*	(12,827)	(292,456)
Envestnet, Inc.*	(3,615)	(271,956)
Everbridge, Inc.(g)*	(2,373)	(335,115)
Fastly, Inc. Class A*	(4,306)	(206,989)
j2 Global, Inc.*	(2,414)	(341,026)
MicroStrategy, Inc., Class A*	(379)	(237,258)
New Relic, Inc.(g)*	(1,538)	(106,245)
Progress Software Corp.	(3,623)	(165,173)
Splunk, Inc.*	(1,438)	(204,167)
	Number of Shares	Value
Software (Continued)
Tabula Rasa HealthCare, Inc.*	(5,358)	$(230,180)
Verint Systems, Inc.*	(6,059)	(258,538)
Workiva, Inc.(g)*	(5,665)	(735,147)
Zoom Video Communications, Inc., Class A*	(6,423)	(2,428,536)
		(6,708,017)
Telecommunications – (0.2)%
Infinera Corp.*	(29,124)	(288,619)
Motorola Solutions, Inc.	(1,037)	(232,205)
Vonage Holdings Corp.*	(16,720)	(238,427)
		(759,251)
Transportation – (0.6)%
Air Transport Services Group, Inc.*	(10,496)	(254,003)
Canadian National Railway Co. (Canada)(g)	(15,543)	(1,688,436)
SFL Corp. Ltd. (Norway)	(8,331)	(57,234)
		(1,999,673)
Trucking & Leasing – (0.1)%
Greenbrier (The) Cos., Inc.	(7,139)	(305,549)
Total Common Stocks (Proceeds $53,539,403)		(59,843,566)

	Par
Mortgage-Backed Securities – (1.6)%
Uniform Mortgage-Backed Securities – (1.6)%
Pool TBA,
8/01/51(k)	$(4,911,000)	(5,129,888)
8/01/36(k)	(351,000)	(367,741)
		(5,497,629)
Total Mortgage-Backed Securities (Proceeds $5,474,496)		(5,497,629)

Number of Shares
Investment Companies – (0.1)%
iShares Russell 2000 ETF	(907)	(200,493)

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
iShares MSCI Australia ETF	(1,360)	$(35,047)
Total Investment Companies (Proceeds $223,560)		(235,540)
Total Short Positions – (19.7)% (Proceeds $59,237,459)		(65,576,735)
Total Written Options – (0.1)% (Premiums Received $265,149)		(148,487)
Other Assets less Liabilities – 14.3%(n)		47,412,540
NET ASSETS – 100.0%		$332,123,769
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable rate security. Rate as of July 31, 2021 is disclosed.
(d)	Amount rounds to less than 0.05%.
(e)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(f)	Zero coupon bond.
(g)	Security represents underlying investment on open options contracts.
(h)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(i)	Restricted security that has been deemed illiquid. At July 31, 2021, the value of these restricted illiquid securities amounted to $1,807,410 or 0.54% of net assets. Additional information on these restricted illiquid securities is as follows:
Security	Acquisition Date	Acquisition Cost
Cowen, Inc., 5.63%	4/18/19-6/3/20	$468
Security	Acquisition Date	Acquisition Cost
Fluor Corp.	5/14/21-5/21/21	$981

(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2021 is disclosed.
(k)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2021.
(l)	Investment is valued using significant unobservable inputs (Level 3) (See table below).
(m)	7-day current yield as of July 31, 2021 is disclosed.
(n)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
ADR	American Depositary Receipt
BDC	Business Development Company
CMT	Constant Maturity
CVR	Contingent Value Rights
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
STACR	Structured Agency Credit Risk
TBA	To be announced
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	72.8
All other currencies less than 5%	27.2
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
United States	69.2
All other countries less than 5%	30.8
Total	100.0

(a) Percentages shown are based on Net Assets.

Futures Contracts outstanding at July 31, 2021: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	4	9/08/2021	EUR	732,059	$12,630
Euro-OAT	8	9/08/2021	EUR	1,538,139	35,872
10-Year Australian Treasury Bond	109	9/15/2021	AUD	11,630,304	332,179
E-Mini Russell 1000 Value Index	51	9/17/2021	USD	4,005,030	(23,102)
U.S. Treasury Long Bond	6	9/21/2021	USD	988,312	46,005
Ultra 10-Year U.S. Treasury Note	22	9/21/2021	USD	3,305,500	108,390
Ultra U.S. Treasury Bond	43	9/21/2021	USD	8,579,844	605,189
Long GILT	69	9/28/2021	GBP	12,448,160	67,778
Total Long Contracts					$1,184,941
Short Contracts
Euro Bund	(37)	9/08/2021	EUR	7,749,878	$(45,290)
10-Year Canadian Bond	(81)	9/21/2021	CAD	9,609,498	(210,161)
10-Year U.S. Treasury Note	(155)	9/21/2021	USD	20,840,235	(329,268)
2-Year U.S. Treasury Note	(6)	9/30/2021	USD	1,323,938	250
5-Year U.S. Treasury Note	(26)	9/30/2021	USD	3,235,578	(16,102)
Total Short Contracts					$(600,571)
					$584,370

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2021:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

09/15/21	U.S. Dollars	8,725,127	Euro	7,173,200	Morgan Stanley	$207,956
09/15/21	U.S. Dollars	5,850,127	British Pounds	4,133,200	Morgan Stanley	104,323
09/15/21	U.S. Dollars	738,646	Norwegian Kroner	6,093,200	Morgan Stanley	48,882
09/15/21	U.S. Dollars	361,795	Swedish Kronor	2,990,300	Morgan Stanley	14,294
09/15/21	British Pounds	586,900	U.S. Dollars	808,936	Morgan Stanley	6,948
09/15/21	Euro	1,294,370	U.S. Dollars	1,530,942	Morgan Stanley	5,941
09/15/21	U.S. Dollars	118,852	New Zealand Dollars	165,500	Morgan Stanley	3,571
09/15/21	U.S. Dollars	29,739	Singapore Dollars	40,000	Barclays	220
09/15/21	U.S. Dollars	11,686	Australian Dollars	15,800	Morgan Stanley	88
09/15/21	New Zealand Dollars	8,700	U.S. Dollars	6,045	Morgan Stanley	15
09/15/21	U.S. Dollars	11,994	Mexican Pesos	240,000	Citibank	14
Total Unrealized Appreciation						$392,252

09/15/21	Australian Dollars	3,200	U.S. Dollars	2,353	Morgan Stanley	$(4)
09/15/21	U.S. Dollars	3,395	New Zealand Dollars	4,900	Morgan Stanley	(18)
09/15/21	U.S. Dollars	11,836	Euro	10,000	Deutsche Bank	(38)
09/15/21	U.S. Dollars	23,698	Euro	20,000	JPMorgan Chase	(49)
09/15/21	U.S. Dollars	23,858	Mexican Pesos	480,000	Barclays	(101)
09/15/21	New Zealand Dollars	27,000	U.S. Dollars	18,968	Morgan Stanley	(159)
09/15/21	U.S. Dollars	23,854	Canadian Dollars	30,000	JPMorgan Chase	(192)
09/15/21	U.S. Dollars	30,694	Mexican Pesos	620,000	Goldman Sachs	(254)
09/15/21	U.S. Dollars	15,668	Canadian Dollars	20,000	Bank of America	(363)
09/15/21	U.S. Dollars	219,925	Australian Dollars	300,400	Morgan Stanley	(576)
09/15/21	U.S. Dollars	329,997	Euro	278,600	Morgan Stanley	(802)
09/15/21	U.S. Dollars	277,699	Norwegian Kroner	2,467,200	Morgan Stanley	(1,593)
09/15/21	U.S. Dollars	220,901	Canadian Dollars	280,000	Morgan Stanley	(3,527)
09/15/21	U.S. Dollars	1,588,552	British Pounds	1,152,800	Morgan Stanley	(14,021)
09/15/21	Euro	829,890	U.S. Dollars	1,006,191	Morgan Stanley	(20,812)
Total Unrealized Depreciation						$(42,509)
Net Unrealized Appreciation						$349,743

Written Call Option Contracts outstanding at July 31, 2021: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
2U, Inc.	24	USD	104,160	45.00	10/15/2021	$(7,680)
Avaya Holdings Corp.	37	USD	89,614	25.00	9/17/2021	(5,827)
Beyond Meat, Inc.	5	USD	61,350	130.00	9/17/2021	(3,488)
Bloom Energy Corp.	44	USD	95,920	28.00	8/20/2021	(990)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Written Call Option Contracts outstanding at July 31, 2021: Exchange Traded (continued)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Callaway Golf Co.	51	USD	161,568	32.00	8/20/2021	$(7,395)
Coinbase Global, Inc.	3	USD	70,974	230.00	8/20/2021	(5,295)
Enphase Energy, Inc.	8	USD	151,680	185.00	8/20/2021	(9,744)
Everbridge, Inc.	8	USD	112,976	145.00	8/20/2021	(5,320)
Exact Sciences Corp.	16	USD	172,544	120.00	10/15/2021	(7,360)
Fastly, Inc.	25	USD	120,175	55.00	9/17/2021	(6,000)
fuboTV, Inc.	36	USD	93,744	30.00	8/20/2021	(4,752)
Groupon, Inc.	16	USD	58,192	45.00	8/20/2021	(1,840)
II-VI, Inc.	24	USD	167,544	70.00	10/15/2021	(13,416)
Insmed, Inc.	47	USD	115,620	28.00	8/20/2021	(3,643)
JOYY, Inc.	11	USD	58,795	60.00	8/20/2021	(1,287)
Lumentum Holdings, Inc.	20	USD	167,980	85.00	8/20/2021	(5,960)
Marcus (The) Corp.	77	USD	123,739	20.00	8/20/2021	(770)
New Relic, Inc.	19	USD	131,252	70.00	9/17/2021	(9,310)
RealReal (The), Inc.	35	USD	57,785	20.00	8/20/2021	(1,575)
Redfin Corp.	13	USD	76,141	65.00	8/20/2021	(1,755)
Sunnova Energy International, Inc.	41	USD	156,210	35.00	8/20/2021	(17,630)
Workiva, Inc.	15	USD	194,655	120.00	8/20/2021	(17,250)
Zillow Group, Inc.	15	USD	160,695	110.00	9/17/2021	(10,200)
Total Written Call Options Contracts (Premiums Received $265,149)						$(148,487)

Long Contracts for Difference at July 31, 2021: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Abbott Laboratories	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,132	Monthly	$137,799	$2,797
Abbott Laboratories	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,156	Monthly	140,361	5,502
Activision Blizzard, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,251	Monthly	188,222	(15,426)
Activision Blizzard, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,378	Monthly	198,825	(17,848)
AECOM	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,227	Monthly	77,250	1,212
AECOM	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,328	Monthly	146,552	2,286
Aflac, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,734	Monthly	315,340	14,832
Allstate Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,457	Monthly	449,525	(1,267)
Allstate Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	381	Monthly	49,544	(172)
Ally Financial, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,479	Monthly	76,329	(742)
Ally Financial, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,313	Monthly	274,171	14,153
Altria Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,900	Monthly	379,469	12,672
Altria Group, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	2,771	Monthly	133,107	1,512
AMC Networks, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,645	Monthly	82,293	(14,532)
American Electric Power Co., Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	62	Monthly	5,463	174
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
American Electric Power Co., Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	217	Monthly	$19,120	$202
American Express Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,296	Monthly	221,645	159
American Express Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,903	Monthly	325,296	6,544
American Express Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	2,345	Monthly	400,804	(3,988)
American International Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,551	Monthly	310,159	8,882
American International Group, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	6,343	Monthly	300,314	(4,016)
Amgen, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	373	Monthly	90,086	(815)
Analog Devices, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	621	Monthly	103,965	3,350
Analog Devices, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,652	Monthly	276,543	5,764
Analog Devices, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	199	Monthly	33,314	745
Antero Midstream Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	39,535	Monthly	384,426	(23,180)
Aon PLC, Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,266	Monthly	329,817	34,835
Apache Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	3,366	Monthly	63,195	1,765
Apache Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	31,665	Monthly	594,405	(33,624)
Apache Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	9,234	Monthly	173,257	7,528
Applied Materials, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,448	Monthly	342,517	19,052
Aptiv PLC	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	940	Monthly	156,816	14,612
Arrow Electronics, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	455	Monthly	53,947	2,883
Arrow Electronics, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,884	Monthly	460,471	29,580
Arrow Electronics, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,855	Monthly	219,926	12,908
AT&T, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	15,818	Monthly	450,313	7,250
AT&T, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	9,478	Monthly	270,206	2,828
AT&T, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	3,603	Monthly	102,928	495
AutoNation, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,114	Monthly	256,457	48,735
AutoZone, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	151	Monthly	245,152	4,473
AutoZone, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	130	Monthly	211,039	11,166
AutoZone, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	61	Monthly	99,029	1,607
Barrick Gold Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	23,700	Monthly	515,888	22,544
Baxter International, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,217	Monthly	248,802	(12,837)
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	834	Monthly	232,087	485
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,011	Monthly	281,316	4,201
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,389	Monthly	163,307	951
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	10,734	Monthly	733,685	17,835
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	626	Monthly	42,789	578
Brixmor Property Group REIT, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	9,575	Monthly	222,036	7,445
Brixmor Property Group REIT, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	3,166	Monthly	72,875	1,323
Capital One Financial Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	1,256	Monthly	203,094	(1,252)
Cardinal Health, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,612	Monthly	397,367	21,899
Cardinal Health, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	834	Monthly	49,519	2,172
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Carlisle Companies, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	459	Monthly	$92,825	$2,857
Carlisle Companies, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,428	Monthly	288,764	15,359
Caterpillar, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,113	Monthly	231,318	(4,760)
Caterpillar, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,198	Monthly	248,989	(3,176)
CBRE Group, Inc., Class A	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	393	Monthly	37,908	3,373
Cigna Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	436	Monthly	100,054	(1,202)
Cigna Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,083	Monthly	248,506	(2,111)
Cisco Systems, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,175	Monthly	65,493	1,408
Cisco Systems, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,580	Monthly	199,525	8,854
Cisco Systems, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	4,853	Monthly	270,482	10,119
Clorox (The) Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	249	Monthly	45,329	332
Clorox (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,461	Monthly	265,941	214
Clorox (The) Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	493	Monthly	89,742	228
CMS Energy Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,589	Monthly	98,181	887
CMS Energy Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,256	Monthly	201,163	4,924
CMS Energy Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,606	Monthly	99,226	441
Continental Resources (OK), Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	261	Monthly	8,912	(844)
Continental Resources (OK), Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	178	Monthly	6,078	(225)
CSX Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	3,741	Monthly	120,905	(1,313)
CSX Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,902	Monthly	255,361	10,795
CSX Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	5,177	Monthly	167,307	1,347
CVS Health Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,409	Monthly	448,135	13,891
CVS Health Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	892	Monthly	73,904	698
Darden Restaurants, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	710	Monthly	104,696	2,243
DaVita, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,112	Monthly	133,714	152
DaVita, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,111	Monthly	494,289	(2,685)
Deere & Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	403	Monthly	147,239	8,776
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,072	Monthly	103,573	726
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,319	Monthly	417,249	(8,376)
Delta Air Lines, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,525	Monthly	300,207	(16,370)
Delta Air Lines, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,936	Monthly	77,240	(2,121)
Dollar Tree, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	567	Monthly	56,569	850
Dominion Energy, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	122	Monthly	9,134	58
Dow, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	7,253	Monthly	450,843	2,758
DTE Energy Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,701	Monthly	316,873	6,583
DTE Energy Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	764	Monthly	90,048	2,776
DXC Technology	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	3,267	Monthly	130,611	4,145
DXC Technology	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,952	Monthly	237,931	4,672
DXC Technology	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	3,654	Monthly	146,074	2,806
Eastman Chemical Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,127	Monthly	127,022	1,838
Emerson Electric Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,991	Monthly	200,866	6,863
Emerson Electric Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,227	Monthly	224,655	10,796
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Encompass Health Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,047	Monthly	$87,160	$4,552
Encompass Health Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,312	Monthly	109,577	3,266
EOG Resources, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,512	Monthly	110,160	1,297
EQT Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	470	Monthly	8,642	(1,388)
Equitable Holdings, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	13,864	Monthly	427,933	33,090
Equity Residential	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,418	Monthly	119,293	322
Equity Residential	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,120	Monthly	94,214	4,211
Equity Residential	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	3,688	Monthly	310,243	3,328
Exelon Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,180	Monthly	55,222	931
Exelon Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	8,319	Monthly	389,282	15,509
Exelon Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,669	Monthly	78,102	1,779
Exxon Mobil Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,219	Monthly	127,744	1,017
Exxon Mobil Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,065	Monthly	176,430	(6,212)
Exxon Mobil Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,505	Monthly	86,635	(2,085)
Federal Realty Investment Trust	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	63	Monthly	7,404	106
Federal Realty Investment Trust	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,375	Monthly	279,507	1,786
FirstEnergy Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	3,356	Monthly	128,598	(2,790)
FirstEnergy Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,263	Monthly	125,023	2,921
Flex Ltd.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,321	Monthly	23,736	1,305
Flex Ltd.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	735	Monthly	13,207	896
Ford Motor Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	29,358	Monthly	409,532	1,056
Ford Motor Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	29,621	Monthly	413,161	(1,957)
Fortive Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	811	Monthly	58,926	2,837
Fortive Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,832	Monthly	278,399	11,807
Fortive Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	879	Monthly	63,862	1,981
General Electric Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,861	Monthly	37,049	714
General Electric Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	27,010	Monthly	350,005	2,387
General Electric Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	593	Monthly	7,702	136
Gilead Sciences, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,964	Monthly	202,406	(1,474)
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	32,268	Monthly	506,877	(13,385)
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	2,180	Monthly	34,245	(779)
H&R Block, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,178	Monthly	28,919	400
H&R Block, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,484	Monthly	85,522	3,752
Halliburton Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	19,652	Monthly	406,349	(19,239)
Halliburton Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	4,966	Monthly	102,688	2,494
Harley-Davidson, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,359	Monthly	93,461	(970)
Harley-Davidson, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,866	Monthly	192,772	(17,550)
Harley-Davidson, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	2,595	Monthly	102,804	(11,139)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,987	Monthly	444,459	24,611
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,320	Monthly	83,971	454
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
HCA Healthcare, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	988	Monthly	$245,197	$30,306
Hershey (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,076	Monthly	192,451	3,301
Hewlett Packard Enterprise Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	3,064	Monthly	44,427	1,469
Hewlett Packard Enterprise Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,560	Monthly	80,610	1,102
Hewlett Packard Enterprise Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	6,455	Monthly	93,589	2,767
HollyFrontier, Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	218	Monthly	6,409	312
HollyFrontier, Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	197	Monthly	5,791	(286)
HollyFrontier, Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	144	Monthly	4,233	(35)
Hologic, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	153	Monthly	11,481	500
Hologic, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,155	Monthly	386,786	26,711
Home Depot (The), Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,290	Monthly	423,309	12,393
Howmet Aerospace Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	1,110	Monthly	36,428	1,051
HP, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	5,305	Monthly	153,151	5,672
HP, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	22,254	Monthly	642,388	(23,452)
HP, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	3,959	Monthly	114,286	3,038
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	268	Monthly	54,973	792
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	458	Monthly	93,938	712
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	230	Monthly	47,176	858
Illinois Tool Works, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	305	Monthly	69,132	(277)
Illinois Tool Works, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,313	Monthly	299,077	5,188
International Business Machines Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,189	Monthly	449,466	1,816
International Paper Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,600	Monthly	150,172	(314)
International Paper Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,577	Monthly	206,580	(12,798)
Interpublic Group Of Companies, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,473	Monthly	52,085	158
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	639	Monthly	107,636	3,058
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,216	Monthly	204,810	7,441
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	641	Monthly	107,967	432
Johnson & Johnson	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,847	Monthly	318,000	7,149
Johnson Controls International PLC	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,921	Monthly	496,106	19,180
Johnson Controls International PLC	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	474	Monthly	33,850	613
Kellogg Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,363	Monthly	149,715	1,390
Kimco Realty Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	14,998	Monthly	319,870	11,936
Kinder Morgan, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	28,659	Monthly	505,816	5,143
KLA Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	244	Monthly	84,949	8,245
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Kohls Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,016	Monthly	$102,410	$1,509
Kohls Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	8,216	Monthly	417,321	(3,167)
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	8,348	Monthly	321,137	(2,765)
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,668	Monthly	294,949	(8,704)
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	2,651	Monthly	101,974	(2,555)
L Brands, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	11,448	Monthly	916,537	99,379
L Brands, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	757	Monthly	60,603	4,426
Laboratory Corporation of America Holdings	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	862	Monthly	255,251	16,365
Laboratory Corporation of America Holdings	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	390	Monthly	115,489	7,478
Lam Research Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	184	Monthly	117,271	5,662
Lennox International, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	60	Monthly	19,765	802
Lennox International, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	479	Monthly	158,165	(3,917)
Lennox International, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	88	Monthly	28,987	1,054
Lockheed Martin Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	146	Monthly	54,263	(411)
Loews Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,194	Monthly	117,661	238
Loews Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,926	Monthly	371,395	5,148
Loews Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	415	Monthly	22,254	(400)
Louisiana Pacific Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,779	Monthly	154,063	5,331
Louisiana Pacific Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,601	Monthly	255,048	(7,985)
Lowe's Cos., Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	1,031	Monthly	198,494	(803)
Lumen Technologies, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	7,509	Monthly	93,633	(1,676)
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,581	Monthly	157,021	486
Macys, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	4,905	Monthly	83,380	192
Macys, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	11,781	Monthly	200,251	(5,563)
Magna International, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,239	Monthly	103,862	(1,416)
Magna International, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,897	Monthly	242,823	(13,736)
Magna International, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	237	Monthly	19,866	(850)
Manulife Financial Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	406	Monthly	7,848	101
Manulife Financial Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,374	Monthly	26,556	574
Marathon Petroleum Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	205	Monthly	11,320	375
Marathon Petroleum Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,108	Monthly	310,628	(13,131)
Marathon Petroleum Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,946	Monthly	107,449	3,177
Mattel, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	7,205	Monthly	156,486	16,493
Mattel, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,380	Monthly	95,123	9,056
Mattel, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	7,686	Monthly	166,927	16,232
Mcdonalds Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	150	Monthly	36,405	605
Mcdonalds Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,700	Monthly	412,557	16,729
Mcdonalds Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	334	Monthly	81,058	1,940
McKesson Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,469	Monthly	299,417	7,042
McKesson Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,423	Monthly	493,822	36,917
McKesson Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	947	Monthly	193,011	13,554
Meritage Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	290	Monthly	31,470	5,097
Metlife, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,138	Monthly	123,349	1,651
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
MGM Resorts International	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	5,757	Monthly	$216,051	$(9,797)
MGM Resorts International	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,813	Monthly	218,133	(19,124)
Mohawk Industries, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	693	Monthly	135,062	5,207
Mohawk Industries, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	381	Monthly	74,248	657
Molina Healthcare, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	250	Monthly	68,251	3,964
Molson Coors Beverage Co., Class B	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	465	Monthly	22,731	(1,789)
Murphy Oil Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	4,900	Monthly	106,376	4,701
Murphy Oil Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	23,024	Monthly	499,788	(22,923)
NetApp, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	989	Monthly	79,207	2,925
NetApp, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,013	Monthly	241,280	(4,611)
NetApp, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	961	Monthly	76,960	877
Newell Brands, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	8,832	Monthly	218,585	(19,349)
Newell Brands, Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	1,234	Monthly	30,537	(2,139)
Newell Brands, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	16,012	Monthly	396,257	(36,867)
Newmont Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	3,150	Monthly	197,877	8,216
Newmont Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,179	Monthly	325,303	269
Nexstar Media Group, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,904	Monthly	279,988	6,508
Nexstar Media Group, Inc., Class A	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	484	Monthly	71,175	1,576
Northrop Grumman Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	683	Monthly	247,935	2,560
Northrop Grumman Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	741	Monthly	268,964	(5,145)
Nucor Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	3,853	Monthly	400,763	34,996
Nutrien ltd.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	764	Monthly	45,380	(124)
Nutrien ltd.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,434	Monthly	265,511	1,333
Nutrien ltd.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	515	Monthly	30,588	(930)
NXP Semiconductors N.V.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	296	Monthly	61,085	3,337
Occidental Petroleum Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	4,026	Monthly	105,075	(3,667)
Occidental Petroleum Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	15,463	Monthly	403,638	(46,199)
Olin Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,612	Monthly	122,839	8,668
Olin Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	10,476	Monthly	492,635	41,201
Olin Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	7,188	Monthly	338,025	29,280
Omnicom Group, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,845	Monthly	134,349	1,509
Omnicom Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,273	Monthly	456,737	(34,501)
Omnicom Group, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	4,126	Monthly	300,427	(21,778)
O'Reilly Automotive, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	132	Monthly	79,697	2,935
Oshkosh Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	791	Monthly	94,562	301
Ovintiv, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	2,453	Monthly	62,942	(4,638)
Ovintiv, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	20,585	Monthly	528,138	(79,770)
Ovintiv, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	9,018	Monthly	231,382	(18,871)
Packaging Corp. Of America	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,172	Monthly	165,833	11,692
Packaging Corp. Of America	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,819	Monthly	260,397	12,776
Packaging Corp. Of America	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	787	Monthly	111,351	3,752
Parker-Hannifin Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	300	Monthly	93,597	1,533
PepsiCo, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	499	Monthly	78,309	3,528
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
PepsiCo, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	999	Monthly	$156,765	$1,670
Pfizer, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	3,917	Monthly	169,209	6,771
Pfizer, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,783	Monthly	249,797	22,814
Pfizer, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	3,268	Monthly	141,166	10,151
Philip Morris International, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	4,030	Monthly	403,350	11,473
Pinnacle West Capital Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	145	Monthly	12,235	174
Pinnacle West Capital Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	347	Monthly	29,276	454
Pinnacle West Capital Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	45	Monthly	3,797	(6)
Public Service Enterprise Group, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	149	Monthly	9,272	301
Public Service Enterprise Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	185	Monthly	11,511	311
Reliance Steel & Aluminum Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,266	Monthly	356,053	19,994
Ross Stores, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	524	Monthly	64,288	779
Ross Stores, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,871	Monthly	229,524	1,879
Ross Stores, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	903	Monthly	110,779	(922)
Ryder System, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,093	Monthly	83,230	5,113
Ryder System, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,169	Monthly	317,431	18,514
Ryder System, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,028	Monthly	78,275	3,129
Scientific Games Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,536	Monthly	94,782	(212)
Seagate Technology, LLC	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,594	Monthly	403,765	3,601
Simon Property Group, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,701	Monthly	216,705	2,855
Simon Property Group, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,057	Monthly	134,559	2,937
SLM Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,997	Monthly	94,084	(2,161)
SM Energy Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	13,436	Monthly	251,217	(50,039)
Southern (The) Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	96	Monthly	6,131	85
Stryker Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	852	Monthly	231,050	8,017
Synchrony Financial	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,166	Monthly	149,547	1,750
Sysco Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	47	Monthly	3,487	105
Sysco Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,312	Monthly	321,823	2,083
Sysco Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,002	Monthly	74,813	2,077
Tapestry, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,684	Monthly	71,231	4,006
Tapestry, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	6,445	Monthly	272,590	12,341
Tapestry, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	983	Monthly	41,577	1,658
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	3,975	Monthly	167,777	2,360
Target Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,829	Monthly	477,402	22,750
Target Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	366	Monthly	95,536	2,963
Tenet Healthcare Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	56	Monthly	4,023	103
Tenet Healthcare Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	914	Monthly	65,656	4,116
Textron, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,137	Monthly	78,461	2,403
Toll Brothers, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,799	Monthly	106,624	6,833
Toll Brothers, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	12,674	Monthly	753,170	48,297
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Trane Technologies PLC	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,198	Monthly	$243,898	$18,186
Transocean Ltd.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,257	Monthly	4,538	(176)
Transocean Ltd.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,651	Monthly	9,569	(2,440)
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	3,179	Monthly	227,164	2,345
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,959	Monthly	211,424	(3,171)
Under Armour, Inc., Class A	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,379	Monthly	28,200	303
Under Armour, Inc., Class A	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,674	Monthly	75,124	27
Under Armour, Inc., Class A	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	131	Monthly	2,679	48
Union Pacific Corp.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	560	Monthly	122,501	486
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,635	Monthly	504,211	(21,849)
United States Steel Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,148	Monthly	109,827	15,958
United States Steel Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	4,458	Monthly	118,038	14,613
Valero Energy Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	445	Monthly	29,801	1,552
Ventas, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,514	Monthly	90,504	(533)
Ventas, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,592	Monthly	276,542	12,181
Ventas, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	898	Monthly	53,678	417
ViacomCBS, Inc., Class B	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	16,950	Monthly	693,743	671
Voya Financial, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	1,924	Monthly	123,902	3,960
Voya Financial, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	4,430	Monthly	285,267	7,816
Vulcan Materials Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	120	Monthly	21,598	472
Vulcan Materials Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,698	Monthly	305,586	12,052
Vulcan Materials Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	526	Monthly	94,666	1,743
W.W. Grainger, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	587	Monthly	260,928	(3,046)
Walgreen Boots Alliance, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	8,183	Monthly	385,818	4,507
Walt Disney (The) Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	664	Monthly	116,874	587
Walt Disney (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,027	Monthly	180,750	3,284
Walt Disney (The) Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,196	Monthly	210,500	(9,744)
Western Digital Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	969	Monthly	62,915	1,820
Western Digital Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	2,353	Monthly	152,760	(6,821)
Western Union (The) Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	7,048	Monthly	163,579	1,264
Western Union (The) Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,458	Monthly	103,457	1,191
Western Union (The) Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	5,103	Monthly	118,430	(1,185)
Westlake Chemical Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	561	Monthly	46,517	189
Westlake Chemical Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,909	Monthly	158,273	(6,626)
Westlake Chemical Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	670	Monthly	55,551	(2,404)
WestRock Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	5,260	Monthly	258,837	6,567
WestRock Co.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	5,122	Monthly	252,021	(11,838)
WestRock Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	151	Monthly	7,430	(164)
Whirlpool Corp.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	323	Monthly	71,548	540
Whirlpool Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	1,839	Monthly	407,385	(656)
Williams (The) Cos., Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	19,205	Monthly	481,039	(16,863)
Wyndham Hotels & Resorts, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	4,085	Monthly	294,337	8,476
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	3,042	Monthly	$299,077	$(39,512)
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	296	Monthly	48,442	1,479
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	1,585	Monthly	259,369	6,942
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	584	Monthly	95,569	6,159
Total (Cost $62,681,901)				1,262,031		$63,439,219	$757,318

Short Contracts for Difference at July 31, 2021: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(488)	Monthly	$(51,821)	$(7,311)
Advanced Micro Devices, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(3,501)	Monthly	(371,788)	(58,579)
Advanced Micro Devices, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,248)	Monthly	(132,530)	(24,041)
AES (The) Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(8,034)	Monthly	(191,364)	2,540
Air Products & Chemicals, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(375)	Monthly	(109,701)	(1,528)
Air Products & Chemicals, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(795)	Monthly	(232,462)	(3,923)
Air Products & Chemicals, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(164)	Monthly	(47,977)	(728)
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(64)	Monthly	(12,886)	(457)
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,640)	Monthly	(332,047)	(25,531)
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(363)	Monthly	(73,089)	(3,538)
Altice USA, Inc., Class A	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(5,272)	Monthly	(162,010)	12,925
Altice USA, Inc., Class A	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(12,017)	Monthly	(369,301)	41,064
American Airlines Group, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(9,528)	Monthly	(194,187)	260
American Tower Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(634)	Monthly	(179,298)	(763)
American Tower Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(116)	Monthly	(32,806)	(568)
American Tower Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(315)	Monthly	(89,085)	(481)
Amnkor Technology, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(2,999)	Monthly	(73,896)	(5,279)
Amnkor Technology, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(6,579)	Monthly	(162,116)	(16,589)
Amnkor Technology, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(2,803)	Monthly	(69,068)	(5,720)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Antero Resources Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,358)	Monthly	$(18,469)	$299
Anthem, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(5)	Monthly	(1,920)	1
Aramark Services, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(6,845)	Monthly	(240,476)	(2,475)
Aramark Services, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(2,575)	Monthly	(90,462)	(1,239)
Ashland Global Holdings, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(2,373)	Monthly	(201,874)	4,174
Ashland Global Holdings, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,985)	Monthly	(253,946)	3,301
AvalonBay Communities, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(474)	Monthly	(108,859)	(5,873)
Avis Budget Group, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(710)	Monthly	(58,767)	(3,579)
Avis Budget Group, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(718)	Monthly	(59,431)	(8,784)
Baker Hughes Co., Class A	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,825)	Monthly	(38,763)	(2,482)
Baker Hughes Co., Class A	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(13,780)	Monthly	(292,702)	10,045
Baker Hughes Co., Class A	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,561)	Monthly	(33,157)	(32)
Ball Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,295)	Monthly	(104,741)	1,099
Ball Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(6,305)	Monthly	(509,971)	26,600
Ball Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(302)	Monthly	(24,427)	1,225
Bausch Health Cos., Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(9,323)	Monthly	(272,701)	(6,157)
Bausch Health Cos., Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(15,951)	Monthly	(466,586)	(9,534)
Bausch Health Cos., Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(4,285)	Monthly	(125,340)	(3,432)
Becton Dickinson and Company	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(621)	Monthly	(158,823)	(3,441)
Best Buy Co., Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(787)	Monthly	(88,421)	(1,866)
Best Buy Co., Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(3,012)	Monthly	(338,414)	(12,636)
Best Buy Co., Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(897)	Monthly	(100,781)	(317)
Black Knight, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(2,108)	Monthly	(174,566)	(7,528)
Black Knight, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(3,045)	Monthly	(252,168)	(10,182)
Boeing (The) Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(901)	Monthly	(204,061)	(5,057)
Boeing (The) Co.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,788)	Monthly	(404,966)	11,937
Boeing (The) Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,546)	Monthly	(350,148)	(8,508)
BorgWarner, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,106)	Monthly	(54,173)	(2,777)
BorgWarner, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(3,791)	Monthly	(185,692)	(8,955)
BorgWarner, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,268)	Monthly	(62,108)	(2,094)
Boston Scientific Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(4,570)	Monthly	(208,395)	(9,371)
Boston Scientific Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(11,120)	Monthly	(507,096)	(25,453)
Broadcom, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(644)	Monthly	(312,612)	(9,610)
Broadridge Financial Solutions, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(4)	Monthly	(694)	(12)
Broadridge Financial Solutions, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,133)	Monthly	(196,571)	(6,739)
Broadridge Financial Solutions, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(561)	Monthly	(97,330)	(1,404)
Brookfield Asset Management Inc., Class A	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(415)	Monthly	(22,407)	(1,528)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Brown & Brown, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(2,482)	Monthly	$(135,023)	$(2,062)
Brown & Brown, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(4,274)	Monthly	(232,516)	(8,943)
Brown & Brown, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(508)	Monthly	(27,636)	(443)
Builders FirstSource, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(965)	Monthly	(42,943)	48
Builders FirstSource, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(6,880)	Monthly	(306,173)	(19,454)
Builders FirstSource, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,651)	Monthly	(73,472)	(4,394)
Cable One, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(207)	Monthly	(390,825)	(2,127)
Callon Petroleum Co.	U.S. Fed Funds + (0.46)%	2/8/2023	JPMorgan Chase	(1,139)	Monthly	(44,832)	5,549
Campbell Soup	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,577)	Monthly	(70,256)	2,066
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(12,279)	Monthly	(405,472)	25,534
Carnival Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(26,739)	Monthly	(578,907)	28,335
Carnival Corp.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	(10,441)	Monthly	(226,058)	14,496
Carnival Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(3,967)	Monthly	(85,888)	261
Carrier Global Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,047)	Monthly	(57,977)	(4,778)
Carrier Global Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(6,647)	Monthly	(368,102)	(48,714)
Catalent Pharma Solutions, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(22)	Monthly	(2,636)	(102)
Catalent Pharma Solutions, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,536)	Monthly	(303,852)	(17,563)
Catalent Pharma Solutions, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,025)	Monthly	(122,809)	(10,366)
CDW Corporation of Delaware	U.S. Fed Funds	2/27/2023	Goldman Sachs	(90)	Monthly	(16,501)	(23)
CenterPoint Energy, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(2,289)	Monthly	(58,279)	(985)
CenterPoint Energy, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(10,361)	Monthly	(263,803)	(2,085)
CenterPoint Energy, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(2,804)	Monthly	(71,392)	(395)
Charles River Laboratories International, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(419)	Monthly	(170,502)	(5,730)
Charles River Laboratories International, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(620)	Monthly	(252,303)	(17,199)
Charter Communications, Inc., Class A	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(33)	Monthly	(24,554)	(787)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(620)	Monthly	(461,333)	(363)
Charter Communications, Inc., Class A	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(41)	Monthly	(30,507)	(1,605)
Cintas Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,002)	Monthly	(394,986)	(7,043)
Cleveland Cliffs, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(4,792)	Monthly	(119,801)	(18,834)
CNX Resources Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(15,366)	Monthly	(185,936)	16,572
Comcast Corp., Class A	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(3,953)	Monthly	(233,549)	(5,105)
Comcast Corp., Class A	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(6,889)	Monthly	(406,919)	(5,927)
Comcast Corp., Class A	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(4,051)	Monthly	(238,903)	(3,069)
Conagra Brands, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,869)	Monthly	(62,594)	1,195
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Conagra Brands, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(10,945)	Monthly	$(366,567)	$28,438
Conagra Brands, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(2,061)	Monthly	(69,025)	2,450
ConocoPhillips	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(10,341)	Monthly	(584,195)	1,829
ConocoPhillips	U.S. Fed Funds	2/8/2023	JPMorgan Chase	(4,192)	Monthly	(236,812)	8,994
ConocoPhillips	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,887)	Monthly	(106,598)	1,112
Corteva, Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	(3,546)	Monthly	(151,698)	1,647
D.R. Horton, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(4,441)	Monthly	(423,806)	(11,148)
Danaher Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(102)	Monthly	(30,345)	(1,400)
Deere & Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(212)	Monthly	(75,932)	477
Delta Air Lines, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(4,860)	Monthly	(193,915)	4,638
Devon Energy Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(20,276)	Monthly	(523,957)	33,774
Digital Realty Trust, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,651)	Monthly	(254,522)	(301)
Digital Realty Trust, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(745)	Monthly	(114,856)	306
DISH Network Corp., Class A	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,722)	Monthly	(72,136)	51
DISH Network Corp., Class A	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(20,528)	Monthly	(859,957)	(30,078)
Dollar General Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(875)	Monthly	(203,563)	(6,171)
Dollar General Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(907)	Monthly	(211,389)	(12,157)
Dominion Energy, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,004)	Monthly	(150,047)	2,157
Edison International	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(572)	Monthly	(31,554)	421
Edison International	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,601)	Monthly	(143,484)	6,126
Edison International	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(3,829)	Monthly	(211,225)	9,555
Elanco Animal Health, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(3,162)	Monthly	(115,320)	(1,393)
Elanco Animal Health, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(5,255)	Monthly	(191,658)	(10,781)
Elanco Animal Health, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(3,167)	Monthly	(115,504)	(7,097)
Emergent BioSolutions, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(4,435)	Monthly	(292,270)	(10,247)
Enbridge, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,960)	Monthly	(116,479)	(204)
Equinix, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(134)	Monthly	(109,936)	53
Equinix, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(212)	Monthly	(173,935)	1,641
Equinix, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(150)	Monthly	(123,065)	2,041
Essential Utilities, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(37)	Monthly	(1,819)	(65)
Essential Utilities, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(6,410)	Monthly	(314,874)	(10,335)
Essential Utilities, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(717)	Monthly	(35,220)	(1,055)
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,014)	Monthly	(338,517)	(16,630)
Expedia Group, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(608)	Monthly	(97,810)	(512)
Expedia Group, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,981)	Monthly	(318,690)	1,218
Expedia Group, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(987)	Monthly	(158,783)	(1,564)
Fidelity National Information Services, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(802)	Monthly	(119,540)	(2,359)
Fidelity National Information Services, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,777)	Monthly	(264,871)	(7,806)
Fiserv, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(3,376)	Monthly	(388,620)	(18,498)
Fluor Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(24,668)	Monthly	(410,986)	(14,406)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(3,238)	Monthly	$(123,877)	$(11,194)
Gap (The), Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	(1,234)	Monthly	(36,034)	43
General Mills, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(2,771)	Monthly	(164,521)	(1,587)
General Mills, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(5,799)	Monthly	(344,128)	1,566
General Motors Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(617)	Monthly	(35,070)	87
Hess Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(7,957)	Monthly	(608,264)	48,984
Hess Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(69)	Monthly	(5,275)	133
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(513)	Monthly	(67,435)	(4,228)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,314)	Monthly	(304,191)	(19,268)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(259)	Monthly	(34,047)	(2,215)
Honeywell International, Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	(406)	Monthly	(94,923)	(5,879)
Honeywell International, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(954)	Monthly	(223,041)	(1,317)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(5,250)	Monthly	(83,634)	(106)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(7,513)	Monthly	(119,688)	5,103
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(23,413)	Monthly	(372,981)	8,575
Howmet Aerospace Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(2,645)	Monthly	(86,810)	(1,297)
Howmet Aerospace Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(2,280)	Monthly	(74,832)	(1,517)
Humana, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(48)	Monthly	(20,442)	2,159
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,310)	Monthly	(184,508)	(7,054)
Idex, Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(290)	Monthly	(65,901)	(300)
Idex, Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,285)	Monthly	(291,991)	(8,417)
Idex, Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(262)	Monthly	(59,539)	(670)
Intercontinental Exchange, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,634)	Monthly	(195,804)	1,305
International Flavors & Fragrances, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(910)	Monthly	(137,093)	(2,595)
Iron Mountain, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(574)	Monthly	(25,120)	(105)
Iron Mountain, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(13,350)	Monthly	(584,222)	(14,500)
J2 Global, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(302)	Monthly	(42,665)	183
J2 Global, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,578)	Monthly	(222,938)	1,091
J2 Global, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(419)	Monthly	(59,194)	(1,070)
KB Home	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(2,010)	Monthly	(85,305)	(3,242)
KB Home	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(3,036)	Monthly	(128,852)	(9,699)
Kinder Morgan, Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	(10,496)	Monthly	(185,263)	5,449
Kroger (The) Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(3,570)	Monthly	(145,301)	(3,465)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Kroger (The) Co.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(4,863)	Monthly	$(197,932)	$(12,300)
Kroger (The) Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(2,681)	Monthly	(109,120)	(4,990)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(726)	Monthly	(48,476)	5,669
Lamb Weston Holdings, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(4,292)	Monthly	(286,593)	55,050
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,353)	Monthly	(90,343)	16,070
Lennar Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,116)	Monthly	(117,002)	(7,993)
Life Storage, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(2,008)	Monthly	(236,616)	(9,030)
LIncoln National Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(2,387)	Monthly	(148,096)	(4,447)
LIncoln National Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(5,761)	Monthly	(357,440)	(15,121)
Live Nation Entertainment, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(271)	Monthly	(21,379)	(25)
Live Nation Entertainment, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(3,309)	Monthly	(261,058)	6,800
Lumen Technologies, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(12,180)	Monthly	(151,887)	1,947
Lumen Technologies, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(5,107)	Monthly	(63,686)	3,828
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(515)	Monthly	(76,094)	(956)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,061)	Monthly	(304,534)	(12,591)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(663)	Monthly	(97,964)	(4,447)
Marvell Technology, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(6,986)	Monthly	(423,127)	(34,428)
Match Group, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,075)	Monthly	(330,502)	(2,133)
MDC Holdings, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(803)	Monthly	(42,816)	(3,044)
MDC Holdings, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(6,161)	Monthly	(328,519)	(28,724)
MDC Holdings, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(144)	Monthly	(7,678)	(795)
Medical Properties Trust, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(15,163)	Monthly	(318,891)	(13,658)
Merck & Co., Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,621)	Monthly	(124,612)	1,664
MGIC Investment Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(7,420)	Monthly	(102,694)	(3,043)
MGIC Investment Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(23,644)	Monthly	(327,248)	(11,837)
MGIC Investment Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(4,982)	Monthly	(68,953)	(949)
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,485)	Monthly	(93,942)	860
Mondelez International, Inc., Class A	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(5,116)	Monthly	(325,747)	(3,695)
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,335)	Monthly	(84,455)	1,145
Motorola Solutions, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(328)	Monthly	(73,447)	(1,247)
Motorola Solutions, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,853)	Monthly	(415,681)	(3,616)
Motorola Solutions, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,674)	Monthly	(374,853)	(2,171)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Nasdaq, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(384)	Monthly	$(71,705)	$(535)
Nasdaq, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,830)	Monthly	(341,731)	(23,165)
National Oilwell Varco, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(5,011)	Monthly	(69,203)	(352)
National Oilwell Varco, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(7,447)	Monthly	(102,848)	2,502
National Oilwell Varco, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(2,596)	Monthly	(35,852)	129
Navient Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(20,176)	Monthly	(412,214)	(29,072)
NCR Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,050)	Monthly	(46,621)	(137)
NCR Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(3,465)	Monthly	(153,856)	7,405
Netflix, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(957)	Monthly	(495,321)	(5,557)
Nielson Holdings PLC	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(5,961)	Monthly	(141,222)	798
Nielson Holdings PLC	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,977)	Monthly	(46,836)	702
Nordstrom, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,592)	Monthly	(52,696)	(1,752)
Nordstrom, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(20,824)	Monthly	(689,304)	14,214
Nordstrom, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(5,801)	Monthly	(192,018)	(2,283)
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(15,913)	Monthly	(382,400)	(5,762)
NRG Energy, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,393)	Monthly	(57,901)	(1,289)
NRG Energy, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(19,313)	Monthly	(802,780)	(8,823)
NRG Energy, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,995)	Monthly	(82,924)	(2,646)
NVDIA Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(800)	Monthly	(155,994)	758
NVDIA Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(884)	Monthly	(172,379)	3,561
NVDIA Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(392)	Monthly	(76,438)	(2,091)
NVR, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(32)	Monthly	(167,125)	(6,657)
NVR, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(46)	Monthly	(240,251)	(7,812)
NVR, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(2)	Monthly	(10,445)	(797)
Onemain Holdings, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(5,991)	Monthly	(365,468)	(13,556)
Onemain Holdings, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(510)	Monthly	(31,116)	(496)
Oracle Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(514)	Monthly	(44,791)	834
PBF Energy, Inc., Class A	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,250)	Monthly	(20,634)	9,089
PennyMac Financial Services, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(6,286)	Monthly	(395,331)	(20,332)
Perkinelmer, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,492)	Monthly	(271,993)	(42,723)
Perkinelmer, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(243)	Monthly	(44,282)	(1,527)
Perrigo Co. PLC	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,966)	Monthly	(94,428)	(4,346)
Perrigo Co. PLC	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(5,072)	Monthly	(243,619)	(7,163)
Perrigo Co. PLC	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,288)	Monthly	(61,864)	(2,217)
PG&E Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(31,857)	Monthly	(280,037)	40,784
PG&E Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(12,616)	Monthly	(110,898)	12,604
Pioneer Natural Resources Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,692)	Monthly	(245,969)	(2,575)
Pioneer Natural Resources Co.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(3,968)	Monthly	(578,885)	40,381
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Pioneer Natural Resources Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(668)	Monthly	$(97,110)	$(1,603)
PPG Industries, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(170)	Monthly	(27,799)	1,352
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,840)	Monthly	(263,326)	(9,774)
Procter & Gamble (The) Co.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,375)	Monthly	(195,729)	(5,222)
Procter & Gamble (The) Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(433)	Monthly	(61,911)	(1,646)
Progressive Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,471)	Monthly	(235,372)	7,726
Prologis, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,045)	Monthly	(133,804)	(911)
Prologis, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,006)	Monthly	(256,860)	(9,901)
Prologis, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(234)	Monthly	(29,962)	(261)
Prudential Financial, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(597)	Monthly	(59,868)	(496)
Prudential Financial, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,661)	Monthly	(266,857)	(8,341)
Prudential Financial, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,097)	Monthly	(110,011)	19
PulteGroup, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(863)	Monthly	(47,353)	(2,055)
PulteGroup, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(5,737)	Monthly	(314,804)	(12,407)
Quanta Services, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(4,424)	Monthly	(402,334)	(16,296)
Quest Diagnostics, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(810)	Monthly	(115,562)	(7,127)
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(314)	Monthly	(44,999)	(2,901)
Radian Group, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(16,541)	Monthly	(373,513)	(15,731)
Raytheon Technologies Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(3,265)	Monthly	(283,905)	(4,943)
Realty Income Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(817)	Monthly	(57,620)	(503)
Realty Income Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(4,031)	Monthly	(285,245)	(11,540)
Realty Income Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(974)	Monthly	(68,694)	(1,215)
Regeneron Pharmaceuticals, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(120)	Monthly	(68,954)	1,471
Regeneron Pharmaceuticals, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(544)	Monthly	(312,603)	154
Regeneron Pharmaceuticals, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(47)	Monthly	(27,007)	691
Roper Technologies, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(175)	Monthly	(85,986)	44
Roper Technologies, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(343)	Monthly	(168,683)	(4,738)
Roper Technologies, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(41)	Monthly	(20,169)	(218)
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(10,281)	Monthly	(790,336)	21,170
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,813)	Monthly	(139,369)	(7,641)
SBA Communications Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(535)	Monthly	(182,441)	(6,474)
Scotts Miracle-Gro (The) Co.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(715)	Monthly	(126,529)	3,427
Sealed Air Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(4,148)	Monthly	(235,402)	(9,170)
Sealed Air Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(4,567)	Monthly	(259,189)	5,541
Sealed Air Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(562)	Monthly	(31,894)	201
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Sempra Energy	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,933)	Monthly	$(384,554)	$2,075
Sensta Technologies Holding PLC	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(552)	Monthly	(32,359)	(2,264)
Sensta Technologies Holding PLC	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(929)	Monthly	(54,461)	(2,019)
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(343)	Monthly	(99,825)	(3,253)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,364)	Monthly	(396,983)	(24,488)
Sherwin-Williams (The) Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(118)	Monthly	(34,343)	(1,406)
Sirus XM Holdings, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(45,221)	Monthly	(292,584)	448
Sirus XM Holdings, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(15,583)	Monthly	(100,825)	(471)
Southern (The) Co.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,460)	Monthly	(157,127)	(5,714)
Southern (The) Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(701)	Monthly	(44,774)	(843)
Southwest Airlines Co.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(7,079)	Monthly	(357,637)	4,697
Southwest Airlines Co.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	(3,594)	Monthly	(181,577)	838
Southwest Airlines Co.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(264)	Monthly	(13,338)	332
Spirit AeroSystems Holdings, Inc., Class A	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,174)	Monthly	(50,729)	(306)
Spirit AeroSystems Holdings, Inc., Class A	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(8,118)	Monthly	(350,792)	9,171
Stanley Black & Decker, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(85)	Monthly	(16,750)	713
Syneos Health, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(2,314)	Monthly	(207,499)	(3,636)
Syneos Health, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,179)	Monthly	(195,400)	2,974
TC Energy Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(5,740)	Monthly	(283,758)	(4,852)
TC Energy Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(9,625)	Monthly	(475,575)	816
TC Energy Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(115)	Monthly	(5,915)	(463)
Teck Resources Ltd., Class B	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(2,294)	Monthly	(52,396)	(3,946)
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(35,491)	Monthly	(810,652)	(23,853)
Teck Resources Ltd., Class B	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(4,424)	Monthly	(101,048)	(5,269)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.18%	2/8/2023	JPMorgan Chase	(330)	Monthly	(23,707)	(539)
Tesla, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(129)	Monthly	(88,650)	(4,895)
Tesla, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(388)	Monthly	(266,646)	(13,355)
Tesla, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(247)	Monthly	(169,743)	(9,045)
T-Mobile US, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(27)	Monthly	(3,889)	20
T-Mobile US, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(3,397)	Monthly	(489,252)	9,631
TopBuild Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(689)	Monthly	(139,655)	(5,328)
Tractor Supply Company	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(76)	Monthly	(13,755)	394
Tractor Supply Company	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(381)	Monthly	(68,937)	3,061
TransDigm, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(51)	Monthly	(32,696)	313
TransDigm, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,141)	Monthly	(731,519)	7,294
TransDigm, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(280)	Monthly	(179,510)	(1,482)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2021: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Market Value	Unrealized Appreciation (Depreciation)
Twitter, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(1,460)	Monthly	$(101,836)	$(264)
Twitter, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(3,330)	Monthly	(232,278)	(9,734)
Twitter, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,121)	Monthly	(78,192)	(1,886)
United Airlines Holdings, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(10,902)	Monthly	(509,352)	(14,426)
United Rentals North America, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(903)	Monthly	(297,597)	(21,080)
United Rentals North America, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(656)	Monthly	(216,191)	(9,741)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,914)	Monthly	(789,013)	(519)
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(751)	Monthly	(120,469)	(7,309)
Universal Health Services, Inc., Class B	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,806)	Monthly	(289,713)	(18,181)
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(898)	Monthly	(144,052)	(6,341)
Valero Energy Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(4,393)	Monthly	(294,200)	(4,294)
Verisk Analytics, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(104)	Monthly	(19,754)	(192)
Verizon Communications, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(2,327)	Monthly	(131,266)	(1,070)
Verizon Communications, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(5,335)	Monthly	(300,956)	(3,903)
Verizon Communications, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,161)	Monthly	(65,493)	162
VICI Properties, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,499)	Monthly	(77,952)	(1,232)
Vistra Operations Co. LLC	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(10,924)	Monthly	(209,204)	(4,379)
Vistra Operations Co. LLC	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(3,286)	Monthly	(62,927)	607
Walmart, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(3,381)	Monthly	(481,962)	(369)
Welltower, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,121)	Monthly	(97,373)	739
Weyerhaeuser Co.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(6,464)	Monthly	(218,033)	4,285
Xerox Holdings Corp.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(3,956)	Monthly	(96,448)	(4,471)
Xerox Holdings Corp.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(11,119)	Monthly	(270,195)	(5,340)
Xerox Holdings Corp.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(7,334)	Monthly	(178,472)	(9,336)
Xylem, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(137)	Monthly	(17,241)	(409)
Yum Brands, Inc.	U.S. Fed Funds + 0.08%	1/21/2022	Barclays	(382)	Monthly	(50,192)	(4,252)
Yum Brands, Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(2,147)	Monthly	(282,105)	(28,771)
Yum Brands, Inc.	U.S. Fed Funds + 0.10%	2/27/2023	Goldman Sachs	(1,504)	Monthly	(197,616)	(21,663)
Zoetis , Inc.	U.S. Fed Funds + (0.18)%	2/8/2023	JPMorgan Chase	(1,655)	Monthly	(335,885)	(8,470)
Total (Cost $62,068,934)				(1,232,701)		$(62,949,849)	$(880,915)

See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at July 31, 2021: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.28% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	6/16/2026	CAD	430,000	$(1,100)	$—	$(1,100)
1.30% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	6/16/2026	CAD	570,000	(1,380)	—	(1,380)
1.31% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	6/16/2026	CAD	330,000	(909)	—	(909)
1.32% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	6/16/2026	CAD	450,000	(1,489)	—	(1,489)
1.34% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	6/16/2026	CAD	720,000	(2,836)	—	(2,836)
1.35% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	6/16/2026	CAD	330,000	(1,482)	—	(1,482)
6.48% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/9/2026	MXN	7,360,000	(175)	—	(175)
6.50% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/9/2026	MXN	8,710,000	(681)	—	(681)
6.72% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/9/2026	MXN	11,030,000	(6,017)	—	(6,017)
6.76% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/9/2026	MXN	8,520,000	(5,388)	—	(5,388)
6.78% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/9/2026	MXN	7,960,000	(5,467)	—	(5,467)
6.82% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/9/2026	MXN	2,290,923	(1,790)	—	(1,790)
6.86% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/9/2026	MXN	7,310,000	(6,212)	—	(6,212)
6.92% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/9/2026	MXN	3,177,352	(3,115)	—	(3,115)
6.94% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/9/2026	MXN	6,322,648	(6,541)	—	(6,541)
(0.20)% (Annually)	6M EUR EURIBOR (Semi-Annually)	9/15/2026	EUR	470,000	(4,268)	—	(4,268)
(0.22)% (Annually)	6M EUR EURIBOR (Semi-Annually)	9/15/2026	EUR	280,000	(2,306)	—	(2,306)
(0.28)% (Annually)	6M EUR EURIBOR (Semi-Annually)	9/15/2026	EUR	350,000	(1,489)	—	(1,489)
(0.30)% (Annually)	6M EUR EURIBOR (Semi-Annually)	9/15/2026	EUR	550,000	(1,610)	—	(1,610)
0.35% (Annually)	3M SEK STBOR (Quarterly)	9/15/2026	SEK	5,830,000	(3,515)	422	(3,937)
0.36% (Annually)	3M SEK STBOR (Quarterly)	9/15/2026	SEK	5,390,000	(3,507)	262	(3,769)
0.37% (Annually)	3M SEK STBOR (Quarterly)	9/15/2026	SEK	4,120,000	(2,954)	(10)	(2,944)
0.40% (Annually)	3M SEK STBOR (Quarterly)	9/15/2026	SEK	1,380,000	(1,256)	(254)	(1,002)
0.41% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	9/15/2026	GBP	170,000	195	(120)	315
0.42% (Annually)	3M SEK STBOR (Quarterly)	9/15/2026	SEK	3,460,000	(3,572)	—	(3,572)
0.43% (Annually)	1-Day GBP Sterling Overnight Index Average Rate (Annually)	9/15/2026	GBP	310,000	(63)	(657)	594
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at July 31, 2021: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.30% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/15/2026	CAD	1,230,000	$327	$—	$327
1.38% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/15/2026	CAD	740,000	(2,086)	—	(2,086)
1.41% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/15/2026	CAD	1,150,000	(4,416)	—	(4,416)
1.46% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/15/2026	CAD	860,000	(5,008)	—	(5,008)
1.47% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/15/2026	CAD	1,950,000	(12,641)	—	(12,641)
1.50% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/15/2026	CAD	1,770,000	(13,541)	—	(13,541)
1.51% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/15/2026	CAD	1,240,000	(9,703)	—	(9,703)
1.52% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/15/2026	CAD	750,000	(6,224)	—	(6,224)
1-Day SGD SORA (Semi-Annually)	0.70% (Semi-Annually)	9/15/2026	SGD	9,869,100	3,128	—	3,128
1-Day SGD SORA (Semi-Annually)	0.73% (Semi-Annually)	9/15/2026	SGD	5,240,900	6,456	—	6,456
1-Day SGD SORA (Semi-Annually)	0.72% (Semi-Annually)	9/15/2026	SGD	380,000	329	—	329
3M HKD HIBOR (Quarterly)	0.78% (Quarterly)	9/15/2026	HKD	5,040,000	1,356	—	1,356
3M HKD HIBOR (Quarterly)	0.83% (Quarterly)	9/15/2026	HKD	3,570,000	2,089	—	2,089
3M HKD HIBOR (Quarterly)	0.70% (Quarterly)	9/15/2026	HKD	3,220,000	(786)	—	(786)
3M HKD HIBOR (Quarterly)	0.89% (Quarterly)	9/15/2026	HKD	3,195,900	3,093	—	3,093
3M HKD HIBOR (Quarterly)	0.68% (Quarterly)	9/15/2026	HKD	2,702,000	(1,047)	—	(1,047)
3M HKD HIBOR (Quarterly)	0.93% (Quarterly)	9/15/2026	HKD	2,050,000	2,455	—	2,455
3M HKD HIBOR (Quarterly)	0.90% (Quarterly)	9/15/2026	HKD	1,574,100	1,649	—	1,649
3M HKD HIBOR (Quarterly)	0.66% (Quarterly)	9/15/2026	HKD	1,158,000	(556)	—	(556)
3M HKD HIBOR (Quarterly)	0.92% (Quarterly)	9/15/2026	HKD	1,140,000	1,322	—	1,322
3M USD LIBOR (Quarterly)	0.91% (Semi-Annually)	9/15/2026	USD	1,980,000	8,248	—	8,248
3M USD LIBOR (Quarterly)	0.88% (Semi-Annually)	9/15/2026	USD	1,550,000	3,749	—	3,749
3M USD LIBOR (Quarterly)	1.04% (Semi-Annually)	9/15/2026	USD	1,150,000	12,163	—	12,163
3M USD LIBOR (Quarterly)	0.81% (Semi-Annually)	9/15/2026	USD	940,000	(864)	—	(864)
3M USD LIBOR (Quarterly)	1.06% (Semi-Annually)	9/15/2026	USD	500,000	5,696	—	5,696
3M USD LIBOR (Quarterly)	1.01% (Semi-Annually)	9/15/2026	USD	440,000	3,914	—	3,914
3M USD LIBOR (Quarterly)	0.92% (Semi-Annually)	9/15/2026	USD	440,000	1,934	—	1,934
6M ASX BBSW (Semi-Annually)	0.84% (Semi-Annually)	9/15/2026	AUD	840,000	2,880	—	2,880
6M PLN WIBOR (Semi-Annually)	1.23% (Annually)	9/15/2026	PLN	1,830,000	(4,827)	—	(4,827)
6M PLN WIBOR (Semi-Annually)	1.18% (Annually)	9/15/2026	PLN	1,370,000	(4,476)	—	(4,476)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at July 31, 2021: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6M PLN WIBOR (Semi-Annually)	1.42% (Annually)	9/15/2026	PLN	720,000	$(208)	$—	$(208)
Total					$(74,522)	$(357)	$(74,165)

Interest Rate Swap Contracts outstanding at July 31, 2021: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.50% (Quarterly)	3M KRW KWCDC (Quarterly)	JPMorgan Chase	9/15/2026	KRW	316,180,000	$78	$—	$78
1.50% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank of America	9/15/2026	KRW	209,865,600	51	—	51
1.51% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank of America	9/15/2026	KRW	1,070,744,174	(158)	—	(158)
1.51% (Quarterly)	3M KRW KWCDC (Quarterly)	Morgan Stanley	9/15/2026	KRW	805,259,904	(173)	—	(173)
1.51% (Quarterly)	3M KRW KWCDC (Quarterly)	JPMorgan Chase	9/15/2026	KRW	554,840,018	(113)	—	(113)
1.52% (Quarterly)	3M KRW KWCDC (Quarterly)	JPMorgan Chase	9/15/2026	KRW	848,589,449	(485)	—	(485)
1.52% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank of America	9/15/2026	KRW	563,238,975	(286)	—	(286)
1.53% (Quarterly)	3M KRW KWCDC (Quarterly)	Morgan Stanley	9/15/2026	KRW	1,474,619,475	(1,488)	—	(1,488)
1.53% (Quarterly)	3M KRW KWCDC (Quarterly)	JPMorgan Chase	9/15/2026	KRW	671,776,000	(623)	—	(623)
1.54% (Quarterly)	3M KRW KWCDC (Quarterly)	Morgan Stanley	9/15/2026	KRW	999,065,655	(1,574)	—	(1,574)
1.54% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank of America	9/15/2026	KRW	844,701,000	(1,066)	—	(1,066)
1.55% (Quarterly)	3M KRW KWCDC (Quarterly)	Morgan Stanley	9/15/2026	KRW	522,159,750	(877)	—	(877)
1.57% (Quarterly)	3M KRW KWCDC (Quarterly)	Morgan Stanley	9/15/2026	KRW	313,384,500	(854)	—	(854)
1.60% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank of America	9/15/2026	KRW	1,158,103,500	(4,440)	—	(4,440)
1.60% (Quarterly)	3M KRW KWCDC (Quarterly)	JPMorgan Chase	9/15/2026	KRW	487,881,900	(1,923)	—	(1,923)
1.60% (Quarterly)	3M KRW KWCDC (Quarterly)	Citibank	9/15/2026	KRW	325,254,600	(1,282)	—	(1,282)
1.61% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank of America	9/15/2026	KRW	790,006,605	(3,510)	—	(3,510)
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at July 31, 2021: Over the Counter (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.62% (Quarterly)	3M KRW KWCDC (Quarterly)	Bank of America	9/15/2026	KRW	1,162,048,895	$(5,679)	$—	$(5,679)
Total						$(24,402)	$—	$(24,402)
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$34,015,675	$—	$34,015,675
Common Stocks	80,362,896	14,899,669	—	95,262,565
Convertible Bonds	—	84,016,849	—	84,016,849
Convertible Preferred Stocks	3,986,515	3,768,900	—	7,755,415
Corporate Bonds	—	47,853,022	—	47,853,022
Foreign Issuer Bonds	—	6,624,140	—	6,624,140
Mortgage-Backed Securities	—	42,045,308	—	42,045,308
Preferred Stocks	2,981,012	—	—	2,981,012
Rights	—	—*	43,691	43,691
Warrants	11,548	—	—	11,548
Investment Companies	2,202,242	—	—	2,202,242
Short-Term Investments	26,195,938	1,179,860	—	27,375,798
Purchased Options	249,186	—	—	249,186
Total Assets – Investments at value	$115,989,337	$234,403,423	$43,691	$350,436,451
Liabilities:
Common Stocks	$(59,110,796)	$(732,770)	$—	$(59,843,566)
Mortgage-Backed Securities	—	(5,497,629)	—	(5,497,629)
Investment Companies	(235,540)	—	—	(235,540)
Total Liabilities – Investments at value	$(59,346,336)	$(6,230,399)	$—	$(65,576,735)
Net Investments	$56,643,001	$228,173,024	$43,691	$284,859,716

*Amount rounds to less than one dollar.
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$1,208,293	$—	$—	$1,208,293
Forward Foreign Currency Exchange Contracts	—	392,252	—	392,252
Contracts for Difference at Fair Value	—	63,439,219	—	63,439,219
Swap Agreements at Fair Value	—	61,112	—	61,112
Total Assets - Derivative Financial Instruments	$1,208,293	$63,892,583	$—	$65,100,876
Liabilities:
Futures Contracts	$(623,923)	$—	$—	$(623,923)
Forward Foreign Currency Exchange Contracts	—	(42,509)	—	(42,509)
Written Options at Fair Value	(148,487)	—	—	(148,487)
Contracts for Difference at Fair Value	—	(62,949,849)	—	(62,949,849)
Swap Agreements at Fair Value	—	(160,036)	—	(160,036)
Total Liabilities - Derivative Financial Instruments	$(772,410)	$(63,152,394)	$—	$(63,924,804)
Net Derivative Financial Instruments	$435,883	$740,189	$—	$1,176,072
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC ("MIM") in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of July 31, 2021:
Financial Assets	Fair Value at 7/31/21	Valuation Technique(s)	Unobservable Inputs	Price/Range
Rights	$43,691	Implied value of the CVR upon closing ($0.75) plus time value of money	Quotes/Prices	0.81
See Notes to Schedules of Investments.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Notes to Schedules of Investments
1. Organization
Morningstar Funds Trust (the "Trust") was organized as a Delaware statutory trust on March 1, 2017. The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust has authorized capital of unlimited shares of beneficial interest at no par value, which may be issued in one or more series of the Trust.
The Trust is currently authorized to offer shares in nine separate series (each a "Fund" and collectively, the "Funds"):
Morningstar U.S. Equity Fund	Morningstar Defensive Bond Fund
Morningstar International Equity Fund	Morningstar Multisector Bond Fund
Morningstar Global Income Fund	Morningstar Unconstrained Allocation Fund
Morningstar Total Return Bond Fund	Morningstar Alternatives Fund
Morningstar Municipal Bond Fund
Each Fund represents a distinct portfolio with its own investment objectives and is treated as a separate legal entity. Each Fund, except for the Morningstar Multisector Bond Fund, is classified and operates as a diversified fund under the 1940 Act. The Morningstar Multisector Bond Fund is classified as nondiversified. Morningstar Investment Management LLC (“MIM” or “Adviser”) serves as the investment adviser of each Fund.
The investment objective of each Fund is as follows:
Fund	Investment Objective
Morningstar U.S. Equity Fund	Long-term capital appreciation
Morningstar International Equity Fund	Long-term capital appreciation
Morningstar Global Income Fund	Current income and long-term capital appreciation
Morningstar Total Return Bond Fund	Total return maximization, income and capital preservation
Morningstar Municipal Bond Fund	Income exempt from federal income taxes as well as capital preservation
Morningstar Defensive Bond Fund	Capital preservation
Morningstar Multisector Bond Fund	Total return through a combination of current income and capital appreciation
Morningstar Unconstrained Allocation Fund	Long-term capital appreciation over a full market cycle
Morningstar Alternatives Fund	Long-term capital appreciation and low sensitivity to traditional U.S. asset classes
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

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Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are valued at their estimated fair value, as described in Note 4.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period.
3. Investment Types
The Funds may utilize the following types of investments described below to execute their investment strategy to the extent permitted by the Funds' investment policies.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a Fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a Fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a Fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A Fund may also experience delays in gaining access to the collateral.
Collateralized Bond Obligations (CBOs), Collateralized Loan Obligations (CLOs), and Other Collateralized Debt Obligations (CDOs): A CBO is a trust which is often backed by a pool of high risk, below investment grade fixed-income securities, such as high-yield bonds, privately issued mortgage-related securities, commercial mortgage-related securities, trust preferred securities, or emerging-market debt. A CLO is a trust typically backed by a pool of loans, which may include senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade. Other CDOs are trusts backed by other types of assets. The assets backing a CBO, CLO, or CDO trust may be referred to as “the collateral.” CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches

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can often be rated investment grade. CBO, CLO or other CDO tranches can experience substantial losses due to defaults, deterioration of protecting tranches, market participants’ perception of credit risk, as well as aversion to these securities generally. The risks of an investment in a CBO, CLO or other CDO often depend on the collateral securities and the particular tranche in which a Fund invests. These securities are often privately offered and not registered under securities laws. In addition to the normal risks associated with fixed-income securities (e.g., interest-rate risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the possibility that the quality of the collateral may decline in value or default, the risk that a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other tranches, as well as risks related to the complexity of the security and its structure.
Convertible Securities: Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities also include corporate bonds, notes, and preferred stock. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock. However, any reduction in risk depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In addition to the general risks associated with equity securities, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. The premiums attributable to the conversion feature are not amortized, but they are capitalized into the cost basis.
Equity-Linked Investments: Equity-linked investments are subject to the same risks as direct investments in securities of the underlying investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease; however, the performance of such investments may not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when a Fund wishes to sell them.
Forward Commitments and Dollar Rolls: A Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time (forward commitments) if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced (TBA) mortgage purchase commitments, the unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. TBA mortgages shall not exceed 20% of a Fund’s net assets. For these obligations, a Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines before the settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Where such

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purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment before settlement if a subadviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.
A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
A Fund may enter into mortgage dollar roll transactions (generally using TBAs) in which it sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, a Fund foregoes principal and interest paid on the security that is sold but receives the difference between the current sales price and the forward price for the future purchase. A Fund would also be able to earn interest on the proceeds of the sale before they are reinvested. A Fund accounts for dollar rolls as purchases and sales. Dollar rolls may be used to create investment leverage and may increase a Fund’s risk and volatility.
The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that a Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, a Fund may be adversely affected.
Inflation-Protected Securities: A Fund may invest in U.S. Treasury Inflation Protected Securities (U.S. TIPS), which are fixed-income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. A Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.
In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if a Fund

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invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, to satisfy its distribution requirements as a Registered Investment Company (RIC) and to eliminate any fund-level income tax liability under the Internal Revenue Code.
Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.
The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate a Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded commitments are marked to market daily. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.
Mortgage Dollar Rolls: A Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities. The use of mortgage dollar rolls is a speculative technique involving leverage and can have an economic effect similar to borrowing money for investment purposes.
Private Investment in Public Equity: A Fund may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s securities. There is a risk that if the

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market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
Private Placement and Restricted Securities: A Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a subadviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value ("NAV").
While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act of 1993, as amended (the "Securities Act") or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.
The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of a subadviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.
Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the Prospectuses forming a part of it, is materially inaccurate or misleading.
Restricted securities held by each Fund at July 31, 2021 are disclosed in the Schedules of Investments.

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Securities Sold Short: Certain Funds may sell securities they do not own (a short sale) as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
When-Issued and Delayed Delivery Securities: Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Funds may invest include U.S. Treasury securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.
Zero Coupon and Payment In-Kind Bonds: A Fund may invest without limit in so-called zero-coupon bonds and payment-in-kind bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price).

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Notes to Schedules of Investments (continued)
4. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The NAV of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each Fund is computed by dividing the total current value of the assets of such Fund, less liabilities, by the total number of shares of the Fund outstanding at the time the computation is made.
Generally, investments for which market quotations are readily available will be valued at a current market price or, in the absence of a market price, at fair value as determined in good faith by MIM’s Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees ("the Board") of the Trust. Pursuant to those procedures, the Pricing Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.
Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over the Counter ("OTC") securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.
Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. To reflect their fair value, short-term securities with 60 days or less remaining to maturity may, unless conditions indicate otherwise, utilize amortized cost to maturity based on their cost to a Fund.
The securities in a Fund, which are traded on a securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.
Each Fund may invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above. Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar

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values at the mean between the bid and offered quotations of the currencies against U.S. Dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.
To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity and fixed income securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Fund to value a security higher, lower or equal to its closing market price, which in turn could cause the Fund’s NAV per share to differ from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Funds. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated as such on the Funds’ Schedule of Investments.
All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with U.S. GAAP.
Equity securities, including securities sold short, rights, exchange traded options, warrants, exchange traded funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the asked price).
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.

Morningstar Funds Trust    July 31, 2021 (unaudited)

Notes to Schedules of Investments (continued)
Investments classified within Level 3, if any, have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach or the income approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions/multiples, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, third-party broker quotes, deal terms, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by MIM in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
Forward contracts are typically classified within Level 2 of the fair value hierarchy.
OTC derivatives, including options on forward contracts, put and call options, contracts for differences and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV.

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Notes to Schedules of Investments (continued)
Fair Valuation Hierarchy: Fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a framework and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
•  Level 1 – quoted prices in active markets for identical assets and liabilities (e.g. equity securities and open-end investment companies)
•  Level 2 – prices determined using other significant observable inputs including, but not limited to, quoted prices for similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, prepayment speeds, credit risk, etc.) or other market corroborated inputs
•  Level 3 – prices determined using significant unobservable inputs (including the Pricing Committee’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.
A valuation hierarchy including information regarding Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.
5. Financial Derivative Instruments
Certain Funds may invest in derivatives as part of their principal investment strategies in an attempt to achieve their investment objective. The Funds’ derivative contracts are not accounted for as hedging instruments under U.S. GAAP.
Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. Dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A forward foreign currency exchange contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a Fund sells a security denominated in one currency and purchases a security denominated in another currency.
At the maturity of a forward foreign currency exchange contract, a Fund may either exchange the currencies specified at the maturity of a forward foreign currency exchange contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency exchange contract are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency exchange contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

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The successful use of these transactions will usually depend on MIM’s or a subadviser’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. In unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.
Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency exchange contract entered into by the Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Futures Contracts: A Fund may enter into futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, rate, currency or commodity, at a specified price at a specified later date. Each Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If MIM or a subadviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, a Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.
When a Fund enters into a futures contract, it must deliver to an account controlled by a futures commission merchant ("FCM") an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

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A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, if MIM’s or a subadviser’s judgment about the general direction of interest rates or markets is wrong, a Fund’s overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.
There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.
Each Fund will incur brokerage fees in connection with its futures transactions. In addition, while futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.
Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. There is no assurance that a Fund will be able to enter into closing transactions.
Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Interest rate caps and floors: A Fund may enter into interest rate caps and floors. Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that

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interest rate indexes exceed a specified rate, or "cap." Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or "floor." The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by difference between the interest rate index current value at the time the cap was entered into.
Options: A Fund may purchase and sell call and put options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.
As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.
As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.
Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

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If a call option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the money), or above the current value of the underlying reference instrument at the time the option is written.
As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
Options involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.
The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the investment manager is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the investment manager did not employ such strategies.
Swaptions: An option on an interest-rate swap (sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest-rate swap. Options on swap agreements involve the risks associated with derivative instruments

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generally, as well as the additional risks associated with both options and swaps generally. A pay fixed option on an interest-rate swap gives the buyer the right to establish a position in an interest-rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest-rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term.
Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest-rate swap and therefore also the value of the option on the interest-rate swap will change. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs. However, if a Fund writes (sells) a swaption, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received.
Options on swap agreements are considered to be swaps for purposes of Commodity Futures Trading Commission ("CFTC") regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing.
When a Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Schedules of Investments, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, a Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses.
Interest Rate, Inflation Index and Total Return Swap Contracts: A Fund may purchase interest-rate swaps. A Fund may use interest-rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement. A Fund may also enter into inflation index swaps to manage exposure to inflation risk. An inflation index swap is an agreement between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value. A Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indexes or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

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A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.
For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation (depreciation).
Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedules of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates.
Credit Default Swap Contracts: A Fund may purchase credit default swaps. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.
A Fund may enter into credit default swap contracts as protection buyer to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of

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an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.
Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.
A protection buyer may lose its investment and recover nothing should an event of default not occur. A Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.
The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If a Fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if a Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. A Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.
The credit default contracts are marked to market daily.
Each Fund's risk of loss associated with these instruments may exceed their fair value, as recorded in the Schedules of Investments. Credit default contracts outstanding, including their respective notional amounts at year end, if any, are listed after each Fund’s Schedule of Investments.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default contracts on corporate issues or sovereign issues of an emerging country as of year end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default contracts on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when

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compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Contracts for Differences: The Morningstar Alternatives Fund may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
6. LIBOR Transition Risk
The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
7. Subsequent Events
Management has evaluated subsequent events for the Funds through the date this report was issued and has concluded that no subsequent events occurred which required recognition or disclosure.